UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C.20002-4240 (Address of principal executive offices) (Zip code)

Paul Gallagher, Secretary of the registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240 (Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 962-4600

Date of fiscal year end:   12/31/06

Date of reporting period:   03/31/06

Item 1   (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

March 31, 2006

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund
Money Market	1
Short-Term Bond	2
US Government Securities	7
Asset Allocation	10
Equity Income	17
Growth & Income	21
Growth	26
Aggressive Opportunities	33
International	37
Core Bond Index	43
500 Stock Index	57
Broad Market Index	64
Mid/Small Company Index	91
Overseas Equity Index	118
Model Portfolio Savings Oriented	130
Model Portfolio Conservative Growth	131
Model Portfolio Traditional Growth	132
Model Portfolio Long-Term Growth	133
Model Portfolio All-Equity Growth	134
Milestone Retirement Income	135
Milestone 2010	136
Milestone 2015	137
Milestone 2020	138
Milestone 2025	139
Milestone 2030	140
Milestone 2035	141
Milestone 2040	142
Notes to the Schedules of Investments	143

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.4%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $155,576,122)	155,576,122	$155,576,122
TOTAL INVESTMENTS—99.4%
(Cost $155,576,122)		155,576,122
Other assets less liabilities—0.6%		918,725
NET ASSETS—100.0%		$156,494,847

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.0%
Automotive—0.6%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.750%	01/15/2008		$1,205,000	$1,188,613
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		1,640,000	1,589,972
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		729,000	686,408
				3,464,993
Banking—6.6%
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		5,000,000	5,096,050
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008		1,500,000	1,526,407
Citigroup, Inc., Note
6.200%	03/15/2009		4,750,000	4,868,983
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,052,703
Household Finance Corporation, Note
6.400%	06/17/2008		9,480,000	9,692,513
SLM Corp., Note, (MTN)
4.000%	01/15/2009		10,055,000	9,673,051
SLM Corp., Note, (MTN)
3.625%	03/17/2008		1,000,000	967,974
				36,877,681
Beverages, Food & Tobacco—1.2%
Diageo Capital PLC, Global Note (United Kingdom)
3.375%	03/20/2008		2,640,000	2,543,442
Kellogg Co., Senior Note
2.875%	06/01/2008		2,860,000	2,716,768
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,335,562
				6,595,772
Commercial Services—0.3%
Allied Waste North America, Senior Note
8.500%	12/01/2008		1,265,000	1,336,156
Service Corp. International, Note
7.700%	04/15/2009		135,000	140,063
				1,476,219
Communications—0.4%
Motorola, Inc., Senior Note
4.608%	11/16/2007		2,172,000	2,148,492
Computer Software & Processing—0.3%
Unisys Corp., Senior Note
6.875%	03/15/2010	†	1,390,000	1,358,725
Electric Utilities—0.6%
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008		1,850,000	1,778,148
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		1,275,000	1,335,563
				3,113,711

Financial Services—7.9%
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	364,149
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,038,466
Citicorp, Subordinated Note
7.125%	05/15/2006		2,326,000	2,330,966
Countrywide Home Loans, Inc., Note, (MTN)
3.250%	05/21/2008		2,640,000	2,527,547
General Electric Capital Corporation, Note, (FRN)
4.625%	09/15/2009		5,955,000	5,832,809
General Electric Capital Corporation, Note, (MTN)
4.250%	01/15/2008		2,790,000	2,745,698
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,516,721
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note
7.375%	09/01/2010		1,220,000	1,262,700
Nomura Asset Securities Corporation
6.590%	03/15/2030		6,000,000	6,142,767
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	*	2,750,000	2,730,060
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,852,508
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,487,219
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,516,616
				44,348,226
Health Care Providers—0.2%
HCA, Inc., Note
5.250%	11/06/2008		1,355,000	1,338,480
Heavy Machinery—0.5%
John Deere Capital Corporation, Global Note
3.900%	01/15/2008		2,820,000	2,753,471
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		1,260,000	1,335,279
Insurance—1.4%
Allstate Financial Global Funding, Secured Note 144A
5.250%	02/01/2007	*	4,500,000	4,493,295
UnitedHealth Group, Inc., Note
3.375%	08/15/2007		3,180,000	3,100,564
				7,593,859
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,306,800
Media—Broadcasting & Publishing—1.4%
Echostar DBS Corporation, Note
5.750%	10/01/2008		1,345,000	1,338,275
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,333,017
Time Warner, Inc., Guaranteed Note
6.150%	05/01/2007		3,280,000	3,305,436
				7,976,728

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmaceuticals—0.3%
Wyeth, Note
4.125%	03/01/2008		$1,407,000	$1,381,733
Retailers—0.4%
Fred Meyer, Inc., Note
7.450%	03/01/2008		2,120,000	2,191,862
Telephone Systems—3.8%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
4.125%	03/01/2009		1,200,000	1,156,522
Ameritech Capital Funding, Note
6.250%	05/18/2009		1,570,000	1,594,420
AT&T Wireless Services, Inc., Note
7.500%	05/01/2007		2,970,000	3,038,277
BellSouth Corp., Note
4.200%	09/15/2009		5,505,000	5,286,209
Deutsche Telekom International Finance BV, Global Note (Netherlands)
3.875%	07/22/2008		2,600,000	2,521,233
Sprint Capital Corporation, Note
6.000%	01/15/2007		1,552,000	1,559,658
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,863,561
Verizon Wireless Capital LLC, Note
5.375%	12/15/2006		3,280,000	3,280,915
				21,300,795
Transportation—0.7%
CSX Corp., Note
6.250%	10/15/2008		2,500,000	2,554,560
Royal Caribbean Cruises, Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,335,675
				3,890,235
TOTAL CORPORATE OBLIGATIONS
(Cost $152,852,395)				150,453,061

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.6%
Mortgage Backed—6.8%
Federal Home Loan Mortgage Corporation
4.404%	10/01/2034		6,589,407	6,417,402
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		4,643,443	4,559,812
Federal National Mortgage Association
5.168%	10/01/2034		7,396,924	7,374,759
5.106%	09/01/2034		791,650	786,729
5.036%	10/01/2034		9,250,629	9,209,337
5.017%	09/01/2034		673,064	669,210
4.818%	10/01/2034		1,178,647	1,166,832
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		4,212,207	4,140,469
FHLMC, Series 2891, Class LN
4.250%	06/15/2024		4,040,808	3,965,977
				38,290,527
U.S. Government Agencies—3.8%
Federal Home Loan Bank
4.620%	04/12/2006		6,000,000	5,991,530
4.545%	04/12/2006		10,000,000	9,986,113
4.375%	10/03/2008		5,100,000	5,018,584
				20,996,227

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,161,502)				59,286,754

U.S. TREASURY OBLIGATIONS—25.5%
U.S. Treasury Notes—25.5%
U.S. Treasury Note
4.375%	12/31/2007		21,000,000	20,839,224
3.625%	06/30/2007		51,945,000	51,178,032
3.500%	05/31/2007		8,978,000	8,842,980
3.375%	12/15/2008- 10/15/2009		37,450,000	35,904,946
2.875%	11/30/2006		5,000,000	4,937,110
2.500%	10/31/2006		21,150,000	20,874,902

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $143,832,200)				142,577,194

ASSET BACKED SECURITIES—23.1%
Automotive—11.8%
BMW Vehicle Owner Trust, Series 2003-A, Class A4
2.530%	02/25/2008		912,867	907,557
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		6,100,000	5,973,987
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3
2.080%	05/15/2008		3,472,471	3,440,330
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		6,010,000	5,897,862
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		1,000,000	988,026
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		2,400,000	2,372,202
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,520,525
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		1,065,000	1,061,836
Hertz Vehicle Financing LLC, Series 2004-1, Class A3, 144A
2.850%	05/25/2009	*	2,700,000	2,583,687
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,718,852
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4
2.160%	10/21/2008		706,075	696,296
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		6,860,000	6,723,950
Long Beach Auto Receivables Trust, Series 2005-A, Class A3
4.080%	06/15/2010		4,350,000	4,295,277

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		$2,040,000	$1,990,680
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		5,000,000	4,842,960
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	974,535
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,000,000	2,975,237
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,825,236
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,519,421
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,484,143
				65,792,599
Credit Cards—6.5%
Bank One Issuance Trust, Series 2004-1A, Class A
3.450%	10/17/2011		7,000,000	6,687,639
Capital One Multi-Asset Execution Trust, Ser. 2003-A4, Class A4
3.650%	07/15/2011		4,800,000	4,634,825
Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3
3.100%	03/10/2010		5,445,000	5,238,117
Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5
2.500%	04/07/2008		1,300,000	1,300,122
Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8
3.500%	08/16/2010		8,270,000	7,963,161
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1
2.550%	01/20/2009		1,000,000	979,925
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A
3.300%	07/15/2010		5,545,000	5,363,533
MBNA Credit Card Master Note Trust, Series 2005-5A, Class A5
4.750%	12/15/2010	#	2,500,000	2,501,252
MBNA Credit Card Master Note Trust, Series 2005-A7, Class A7
4.300%	02/15/2011		1,000,000	980,992
MBNA Master Credit Card Trust, Series 2003-A11, Class A11
3.650%	03/15/2011		1,000,000	964,955
				36,614,521
Equipment—0.9%
CNH Equipment Trust, Series 2003-B, Class A4B
3.380%	02/15/2011		5,000,000	4,888,114

Utilities—3.9%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		6,000,000	6,096,552
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		6,450,000	6,549,057
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		553,709	555,392
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,596,952
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		1,120,000	1,094,789
				21,892,742
TOTAL ASSET BACKED SECURITIES
(Cost $131,752,363)				129,187,976

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—10.6%
Mortgage Backed—10.6%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.215%	01/25/2035		5,401,626	5,326,204
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		3,100,000	2,965,107
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1
5.500%	10/25/2034		893,553	891,386
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
5.493%	02/25/2035		4,038,978	4,099,647
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1
5.299%	05/25/2034		2,521,218	2,559,388
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%	10/25/2035		5,472,833	5,350,724
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.800%	09/25/2034		3,984,641	3,923,116
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.323%	12/19/2035	#	7,379,613	7,309,618
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A1
3.334%	09/15/2027		4,181,631	4,043,433
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.744%	12/25/2034		4,792,829	4,708,802
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.053%	04/25/2034	#	983,964	947,793
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.429%	05/25/2035		6,385,827	6,352,884
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
5.947%	10/19/2034		1,836,528	1,859,760
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.320%	03/25/2044	#	1,327,306	1,275,678

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	#	$3,049,953	$2,987,649
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035		4,853,033	4,773,571
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $60,281,191)				59,374,760

CASH EQUIVALENTS—0.1%
Institutional Money Market Funds—0.0%
American Beacon Fund		††	4,077	4,077
BGI Institutional Fund		††	39,764	39,764
Merrimac Cash Fund— Premium Class		††	1,976	1,976
				45,817
Bank & Certificate Deposits/ Offshore Time Deposits—0.1%
Abbey National PLC
4.770%	04/11/2006	††	4,077	4,077
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	10,193	10,193
Bank Of Montreal
4.770%	05/02/2006	††	10,193	10,193
Bank Of Nova Scotia
4.790%	05/10/2006	††	10,193	10,193
Barclays
4.680%	04/28/2006	††	10,193	10,193
Calyon
4.750%	04/12/2006	††	12,232	12,232
Calyon
4.740%	05/09/2006	††	10,193	10,193
CIESCO
4.771%	04/27/2006	††	10,102	10,102
Clipper Receivables Corporation
4.768%	04/21/2006	††	10,193	10,193
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	10,193	10,193
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	8,155	8,155
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	14,270	14,270
Den Danske Bank
4.786%	04/07/2006	††	10,193	10,193
Fairway Finance
4.676%	04/10/2006	††	10,193	10,193
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	6,883	6,883
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	10,193	10,193
Fortis Bank
4.790%	04/05/2006	††	8,155	8,155
Fortis Bank
4.760%	04/24/2006	††	6,116	6,116
Fortis Bank
4.750%	04/24/2006	††	12,232	12,232
Govco Incorporated
4.726%	04/25/2006	††	10,193	10,193
Greyhawk Funding
4.729%	04/17/2006	††	10,193	10,193
Harris NA
4.750%	04/24/2006	††	10,193	10,193
Jupiter Securitization Corporation
4.633%	04/07/2006	††	10,193	10,193
Merrill Lynch & Co
4.865%	04/03/2006	††	47,404	47,404
Morgan Stanley & Co
4.865%	04/03/2006	††	40,773	40,773
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	8,155	8,155
Prefco
4.771%	04/25/2006	††	10,104	10,104
Rabobank Nederland
5.010%	05/31/2006	††	10,193	10,193
Ranger Funding
4.720%	04/17/2006	††	10,193	10,193
Ranger Funding
4.615%	04/03/2006	††	6,048	6,048
Royal Bank of Canada
4.765%	05/01/2006	††	16,309	16,309
Royal Bank of Canada
4.750%	04/26/2006	††	10,193	10,193
Royal Bank of Scotland
4.780%	04/06/2006	††	12,232	12,232
Royal Bank of Scotland
4.750%	04/28/2006	††	12,232	12,232
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	10,193	10,193
Societe Generale
4.790%	05/10/2006	††	10,193	10,193
Societe Generale
4.780%	05/04/2006	††	10,193	10,193
Societe Generale
4.700%	05/05/2006	††	10,193	10,193
Svenska Handlesbanken
4.850%	04/03/2006	††	8,411	8,411
The Bank of the West
4.720%	04/19/2006	††	10,193	10,193
Toronto Dominion Bank
4.720%	04/18/2006	††	10,193	10,193
UBS AG
4.750%	04/21/2006	††	20,386	20,386
UBS AG
4.720%	04/19/2006	††	12,232	12,232
Wells Fargo
4.760%	04/28/2006	††	10,193	10,193
Yorktown Capital LLC
4.759%	04/06/2006	††	10,195	10,195
				531,335
Floating Rate Instruments/Master Notes—0.0%
Bank of America
4.770%	05/16/2006	††	8,155	8,155
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	10,193	10,193
				18,348
TOTAL CASH EQUIVALENTS
(Cost $595,500)				595,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

	Face	Value

REPURCHASE AGREEMENTS—1.6%
IBT Repurchase Agreement dated 3/31/06 due 4/03/06, with a maturity value of $8,595,330 and an effective yield of 4.15% collateralized by the U.S. Government Obligation with rates ranging from 7.625% to 8.125%, maturity dates ranging from 09/25/2015 to 11/25/2027 and an aggregate market value of $9,021,977.	$8,592,359	$8,592,359
TOTAL INVESTMENTS—98.5%
(Cost $558,067,510)		550,067,604
Other assets less liabilities—1.5%		8,547,098
NET ASSETS—100.0%		$558,614,702

Legend to the Schedule of Investments:

MTN	Medium Term Note

†	Denotes all or a portion of security on loan.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 3.70% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—40.7%
U.S. Government Agencies—35.8%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,014,427
3.000%	12/17/2007		700,000	677,928
Federal Home Loan Bank
5.750%	05/15/2012		625,000	645,249
4.900%	07/24/2008		300,000	298,338
4.750%	01/11/2008		250,000	248,364
4.625%	02/08/2008- 02/18/2011		1,400,000	1,384,071
4.500%	11/15/2012- 09/16/2013		1,310,000	1,261,907
4.250%	05/08/2007		100,000	99,089
4.125%	10/26/2007		250,000	246,432
4.100%	06/13/2008		400,000	392,274
4.000%	03/10/2008		800,000	784,675
3.625%	01/15/2008		1,400,000	1,366,036
3.000%	04/15/2009	†	1,650,000	1,553,437
2.750%	03/14/2008		2,500,000	2,394,645
2.625%	07/15/2008		2,000,000	1,899,716
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,466,144
6.250%	03/05/2012		250,000	252,005
6.000%	06/15/2011		400,000	415,688
5.750%	03/15/2009		1,500,000	1,527,173
5.500%	09/15/2011		600,000	610,016
5.400%	02/28/2011		125,000	124,648
5.250%	01/05/2011- 11/05/2012		550,000	543,629
5.125%	10/15/2008- 02/01/2011		1,400,000	1,402,137
5.000%	02/08/2008- 01/30/2014		1,100,000	1,088,177
4.900%	11/03/2008		300,000	297,492
4.875%	02/17/2009		500,000	497,637
4.750%	09/22/2010- 01/19/2016		1,550,000	1,518,121
4.500%	01/15/2013- 01/15/2015		1,600,000	1,530,117
4.375%	11/16/2007- 07/30/2009		2,900,000	2,862,885
4.125%	09/01/2009- 02/24/2011		900,000	861,493
4.000%	06/12/2013		400,000	371,007
3.875%	01/12/2009		100,000	96,888
3.500%	09/15/2007- 04/01/2008		2,500,000	2,445,583
3.300%	09/14/2007		300,000	292,602
3.250%	11/02/2007- 02/25/2008		1,300,000	1,259,813
Federal National Mortgage Association
6.625%	10/15/2007- 11/15/2010		2,580,000	2,671,459
6.000%	05/15/2011		600,000	622,714
5.625%	09/01/2015		100,000	98,492
5.375%	11/15/2011		650,000	656,778
5.250%	01/15/2009- 08/01/2012		800,000	796,980
5.100%	02/22/2008- 01/18/2011		300,000	298,587
5.000%	01/23/2009- 04/15/2015		900,000	891,356
4.875%	01/11/2008		450,000	447,829
4.750%	02/21/2013		150,000	145,579

4.500%	08/15/2008- 02/15/2011		1,000,000	979,175
4.375%	09/07/2007- 10/15/2015		1,050,000	1,001,921
4.250%	07/15/2007		2,800,000	2,770,690
4.125%	04/15/2014		800,000	746,864
4.000%	01/26/2009		300,000	291,599
3.875%	11/17/2008		400,000	388,061
3.750%	09/15/2008		400,000	388,358
3.375%	12/15/2008		300,000	287,416
3.250%	01/15/2008		775,000	751,434
3.125%	12/15/2007- 03/16/2009		2,350,000	2,270,585
3.000%	08/15/2007		1,500,000	1,459,008
				51,694,728
U.S. Government Agencies—Mortgage Backed—4.9%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		165,858	169,280
6.000%	08/01/2017- 10/01/2017		415,477	420,681
5.000%	11/01/2017		62,631	61,212
4.500%	04/01/2019- 05/01/2019		1,999,999	1,911,356
Federal National Mortgage Association
7.500%	01/01/2034		354,603	370,541
7.000%	02/01/2013		214,846	220,826
6.500%	05/01/2035		187,442	191,489
6.000%	12/01/2013- 10/01/2017		229,696	232,881
5.500%	10/01/2020		1,500,000	1,492,422
5.000%	10/01/2018- 07/01/2019		1,937,369	1,891,835
				6,962,523
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,699,718)				58,657,251

U.S. TREASURY OBLIGATIONS—58.0%
U.S. Treasury Bonds—5.4%
U.S. Treasury Bond
14.000%	11/15/2011		800,000	844,813
12.000%	08/15/2013		700,000	811,426
11.750%	11/15/2014		500,000	613,574
11.250%	02/15/2015		850,000	1,234,426
10.625%	08/15/2015		800,000	1,140,594
5.750%	08/15/2010	†	1,840,000	1,907,635
5.000%	08/15/2011	†	1,200,000	1,210,922
				7,763,390
U.S. Treasury Notes—52.6%
U.S. Treasury Note
6.625%	05/15/2007		300,000	305,719
6.500%	02/15/2010		600,000	634,946
6.000%	08/15/2009		1,705,000	1,767,140
5.500%	05/15/2009		1,000,000	1,020,274
5.000%	02/15/2011	†	1,770,000	1,784,935
4.750%	05/15/2014		1,500,000	1,487,344
4.625%	02/29/2008- 03/31/2008		5,700,000	5,680,000
4.500%	02/15/2009- 02/15/2016	†	2,100,000	2,063,696
4.375%	01/31/2008- 08/15/2012	†	4,300,000	4,214,082
4.250%	10/31/2007- 08/15/2015	†	17,300,000	16,811,674

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.125%	05/15/2015	†	$1,650,000	$1,559,702
4.000%	08/31/2007- 02/15/2015		9,230,000	8,873,935
3.875%	05/15/2009- 02/15/2013	†	5,050,000	4,862,209
3.750%	05/15/2008		2,700,000	2,642,838
3.625%	07/15/2009		530,000	510,995
3.500%	05/31/2007- 02/15/2010		7,600,000	7,335,530
3.375%	11/15/2008- 12/15/2008	†	3,980,000	3,838,926
3.250%	01/15/2009		1,580,000	1,516,184
3.125%	09/15/2008- 10/15/2008		3,400,000	3,266,606
3.000%	11/15/2007- 02/15/2008	†	6,000,000	5,819,789
				75,996,524
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $86,014,091)				83,759,914

CASH EQUIVALENTS—22.6%
Institutional Money Market Funds—1.7%
American Beacon Funds		††	223,175	223,175
BGI Institutional Funds		††	2,176,546	2,176,546
Merrimac Cash Fund— Premium Class		††	108,149	108,149
				2,507,870
Bank & Certificate Deposits/ Offshore Time Deposits—20.2%
Abbey National PLC
4.770%	04/11/2006	††	223,175	223,175
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	557,938	557,938
Bank Of Montreal
4.770%	05/02/2006	††	557,938	557,938
Bank Of Nova Scotia
4.790%	05/10/2006	††	557,938	557,938
Barclays
4.680%	04/28/2006	††	557,938	557,938
Calyon
4.750%	04/12/2006	††	669,525	669,525
Calyon
4.740%	05/09/2006	††	557,938	557,938
CIESCO
4.771%	04/27/2006	††	552,932	552,932
Clipper Receivables Corporation
4.768%	04/21/2006	††	557,938	557,938
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	557,938	557,938
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	446,350	446,350
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	781,113	781,113
Den Danske Bank
4.786%	04/07/2006	††	557,938	557,938
Fairway Finance
4.676%	04/10/2006	††	557,938	557,938

Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	376,775	376,775
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	557,938	557,938
Fortis Bank
4.790%	04/05/2006	††	446,350	446,350
Fortis Bank
4.760%	04/24/2006	††	334,763	334,763
Fortis Bank
4.750%	04/24/2006	††	669,525	669,525
Govco Incorporated
4.726%	04/25/2006	††	557,938	557,938
Greyhawk Funding
4.729%	04/17/2006	††	557,938	557,938
Harris NA
4.750%	04/24/2006	††	557,938	557,938
Jupiter Securitization Corporation
4.633%	04/07/2006	††	557,938	557,938
Merrill Lynch & Co
4.865%	04/03/2006	††	2,594,706	2,594,706
Morgan Stanley & Co
4.865%	04/03/2006	††	2,231,750	2,231,750
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	446,350	446,350
Prefco
4.771%	04/25/2006	††	553,079	553,079
Rabobank Nederland
5.010%	05/31/2006	††	557,938	557,938
Ranger Funding
4.720%	04/17/2006	††	557,938	557,938
Ranger Funding
4.615%	04/03/2006	††	331,055	331,055
Royal Bank of Canada
4.765%	05/01/2006	††	892,700	892,700
Royal Bank of Canada
4.750%	04/26/2006	††	557,938	557,938
Royal Bank of Scotland
4.780%	04/06/2006	††	669,525	669,525
Royal Bank of Scotland
4.750%	04/28/2006	††	669,525	669,525
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	557,938	557,938
Societe Generale
4.790%	05/10/2006	††	557,938	557,938
Societe Generale
4.780%	05/04/2006	††	557,938	557,938
Societe Generale
4.700%	05/05/2006	††	557,938	557,938
Svenska Handlesbanken
4.850%	04/03/2006	††	460,414	460,414
The Bank of the West
4.720%	04/19/2006	††	557,938	557,938
Toronto Dominion Bank
4.720%	04/18/2006	††	557,938	557,938
UBS AG
4.750%	04/21/2006	††	1,115,875	1,115,875
UBS AG
4.720%	04/19/2006	††	669,525	669,525
Wells Fargo
4.760%	04/28/2006	††	557,938	557,938
Yorktown Capital LLC
4.759%	04/06/2006	††	557,938	557,938
				29,083,462

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.7%
Bank of America
4.770%	05/16/2006	††	$446,338	$446,338
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	557,938	557,938
				1,004,276
TOTAL CASH EQUIVALENTS
(Cost $32,595,608)				32,595,608

REPURCHASE AGREEMENTS—0.6%
IBT Repurchase Agreement dated 3/31/06 due 4/03/06, with a maturity value of $896,825 and an effective yield of 4.15% collateralized by a U.S. Government Obligation with a rate of 4.375%, maturity of 4/20/22 and an aggregate market value of $941,341.			896,515	896,515
TOTAL INVESTMENTS—121.9%
(Cost $179,205,932)				175,909,288
Other assets less liabilities—(21.9%)				(31,555,348)
NET ASSETS—100.0%				$144,353,940

Legend to the Schedule of Investments:

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—90.4%
Advertising—0.2%
Interpublic Group, Inc. *	24,700	$236,132
Monster Worldwide, Inc. *	7,000	349,020
Omnicom Group	10,800	899,100
		1,484,252
Aerospace & Defense—1.5%
Goodrich Corporation	6,600	287,826
Boeing Company (The)	45,892	3,576,364
General Dynamics Corporation	23,020	1,472,820
Honeywell International, Inc.	47,625	2,036,921
Lockheed Martin Corporation	20,480	1,538,662
Northrop Grumman Corporation	20,192	1,378,912
Textron, Inc.	7,500	700,425
		10,991,930
Airlines—0.1%
Southwest Airlines Company	41,472	746,081
Apparel Retailers—0.4%
Gap, Inc. (The)	33,327	622,548
Kohl’s Corporation *	19,800	1,049,598
Ltd. Brands	20,000	489,200
Nordstrom, Inc.	13,580	532,064
		2,693,410
Automotive—0.6%
Autonation, Inc. *	10,300	221,965
Ford Motor Company †	106,246	845,718
General Motors Corporation †	32,400	689,148
Genuine Parts Company	9,525	417,481
Goodyear Tire & Rubber Company (The) *†	10,600	153,488
Harley-Davidson, Inc.	15,700	814,516
ITT Industries, Inc.	10,200	573,444
Navistar International Corporation *	4,200	115,836
Paccar, Inc.	9,722	685,207
		4,516,803
Banking—10.2%
American Express Company	71,130	3,737,881
AmSouth Bancorp †	19,300	522,065
BB&T Corporation	31,200	1,223,040
Bank of America Corporation	266,390	12,131,401
Bank of New York Company, Inc. (The)	43,900	1,582,156
Capital One Financial Corporation	17,250	1,388,970
CIT Group, Inc.	11,700	626,184
Citigroup, Inc. †	286,568	13,534,607
Comerica, Inc.	9,650	559,410
Compass Bancshares, Inc.	6,800	344,148
Fifth Third Bancorp	31,888	1,255,112
First Horizon National Corporation †	6,900	287,385
Golden West Financial Corporation	15,170	1,030,043
Huntington Bancshares, Inc.	12,536	302,494
JP Morgan Chase & Company	199,939	8,325,460
KeyCorp	23,100	850,080
M&T Bank Corporation	4,930	562,710
Marshall & IIsley Corporation	11,700	509,886
Mellon Financial Corporation	23,700	843,720
National City Corporation	32,600	1,137,740
North Fork Bancorp, Inc.	27,450	791,383

Northern Trust Corporation	10,650	559,125
PNC Financial Services Group, Inc.	16,700	1,124,077
Regions Financial Corporation	26,336	926,237
SLM Corporation	23,900	1,241,366
Sovereign Bancorp, Inc.	21,100	462,301
State Street Corporation	18,500	1,117,955
Suntrust Banks, Inc.	20,770	1,511,225
Synovus Financial Corporation	17,700	479,493
U.S. Bancorp	104,205	3,178,252
Wachovia Corporation	92,381	5,177,955
Washington Mutual, Inc.	56,862	2,423,458
Wells Fargo & Company	96,760	6,180,061
Zions Bancorp	6,000	496,380
		76,423,760
Beverages, Food & Tobacco—4.3%
Altria Group, Inc.	119,830	8,491,154
Anheuser-Busch Companies, Inc.	44,540	1,904,976
Archer-Daniels-Midland Company	37,324	1,255,953
Brown-Forman Corporation Class B	5,080	391,008
Campbell Soup Company	10,730	347,652
Coca-Cola Company (The)	118,990	4,982,111
Coca-Cola Enterprises, Inc.	17,260	351,068
ConAgra Foods, Inc.	29,600	635,216
Constellation Brands, Inc. Class A *	11,230	281,311
Dean Foods Company *	4,800	186,384
General Mills, Inc.	20,600	1,044,008
H.J. Heinz Company	19,350	733,752
Hershey Foods Corporation	11,070	578,186
Kellogg Company	14,700	647,388
McCormick & Company, Inc.	7,500	253,950
Molson Coors Brewing Company—Class B	3,760	258,011
Pepsi Bottling Group, Inc.	9,110	276,853
Pepsico, Inc.	95,750	5,533,392
Reynolds American, Inc. †	4,980	525,390
Sara Lee Corporation	43,700	781,356
Supervalu, Inc.	7,500	231,150
Sysco Corporation	35,700	1,144,185
Tyson Foods, Inc. Class A †	14,400	197,856
UST, Inc. †	9,100	378,560
WM Wrigley Jr. Company	10,310	659,840
		32,070,710
Building Materials—1.2%
Home Depot, Inc.	122,700	5,190,210
Louisiana-Pacific Corporation	6,800	184,960
Lowe’s Companies, Inc.	44,680	2,879,179
Patterson Companies, Inc. *†	8,000	281,600
Vulcan Materials Company	5,600	485,240
		9,021,189
Chemicals—1.3%
Air Products & Chemicals, Inc.	12,500	839,875
Avery Dennison Corporation	6,100	356,728
Cooper Tire & Rubber Company	4,700	67,398
Dow Chemical Company (The)	55,336	2,246,642
Eastman Chemical Company	4,475	229,030
Ecolab, Inc.	11,540	440,828
EI Du Pont de Nemours & Company	53,400	2,254,014
Hercules, Inc. *	6,900	95,220
International Flavors & Fragrances, Inc.	5,200	178,464
Monsanto Company	15,449	1,309,303
PPG Industries, Inc.	9,824	622,350

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Praxair, Inc.		18,530	$1,021,929
Tronox, Inc.—Class B	*	1,383	23,491
			9,685,272
Commercial Services—1.0%
Allied Waste Industries, Inc.	*†	14,200	173,808
Apollo Group, Inc. Class A	*	8,810	462,613
Cendant Corporation		59,400	1,030,590
Cintas Corporation		8,500	362,270
Convergys Corporation	*	7,600	138,396
Equifax, Inc.		7,500	279,300
Fluor Corporation		5,000	429,000
H&R Block, Inc.	†	19,600	424,340
Moody’s Corporation		14,500	1,036,170
Paychex, Inc.		19,050	793,623
Robert Half International, Inc.	†	9,500	366,795
RR Donnelley & Sons Company		11,900	389,368
Ryder System, Inc.	†	3,800	170,164
Waste Management, Inc.		32,227	1,137,613
			7,194,050
Communications—1.7%
ADC Telecommunications, Inc.	*	6,971	178,388
Andrew Corporation	*	9,787	120,184
Avaya, Inc.	*	27,068	305,868
Ciena Corporation	*†	30,600	159,426
Comverse Technology, Inc.	*	10,700	251,771
Corning, Inc.	*	87,650	2,358,661
L-3 Communications Holdings, Inc.		6,800	583,372
Motorola, Inc.		141,490	3,241,536
Network Appliance, Inc.	*†	20,600	742,218
Qualcomm, Inc.		94,600	4,787,706
			12,729,130
Computer Software & Processing—4.9%
Adobe Systems, Inc.	*	34,600	1,208,232
Affiliated Computer Services, Inc. Class A	*	7,500	447,450
Autodesk, Inc.	*	13,100	504,612
Automatic Data Processing, Inc.		32,900	1,502,872
BMC Software, Inc.	*	12,300	266,418
CA, Inc.	†	27,716	754,152
Citrix Systems, Inc.	*	8,900	337,310
Computer Sciences Corporation	*	10,300	572,165
Compuware Corporation	*	23,000	180,090
Electronic Arts, Inc.	*	17,300	946,656
Electronic Data Systems Corporation		29,100	780,753
First Data Corporation		44,236	2,071,130
Fiserv, Inc.	*	10,600	451,030
Google, Inc. Class A	*	10,401	4,056,390
IMS Health, Inc.		13,125	338,231
Intuit, Inc.	*	10,900	579,771
Microsoft Corporation		509,750	13,870,297
NCR Corporation	*	10,200	426,258
Novell, Inc.	*	22,400	172,032
Nvidia Corporation	*	9,500	543,970
Oracle Corporation	*	216,220	2,960,052
Parametric Technology Corp.	*	7,320	119,536
Symantec Corporation	*	59,868	1,007,578
Unisys Corporation	*	20,200	139,178
VeriSign, Inc.	*	11,800	283,082
Yahoo!, Inc.	*	71,900	2,319,494
			36,838,739
Computers—0.1%
Sun Microsystems, Inc.	*	190,200	975,726
Computers & Information—4.2%
Apple Computer, Inc.	*	48,600	3,048,192
Cisco Systems, Inc.	*	352,850	7,646,259
Dell, Inc.	*	136,200	4,053,312
EMC Corporation	*	138,150	1,882,985
Gateway, Inc.	*	20,900	45,771
Hewlett-Packard Company		162,186	5,335,919
International Business Machines Corporation		89,880	7,412,404
International Game Technology		19,100	672,702
Lexmark International, Inc.	*	6,800	308,584
Pitney Bowes, Inc.		12,900	553,797
Solectron Corporation	*	53,300	213,200
Symbol Technologies, Inc.		12,800	135,424
			31,308,549
Containers & Packaging—0.1%
Ball Corporation		6,000	262,980
Sealed Air Corporation		4,565	264,177
			527,157
Cosmetics & Personal Care—1.9%
Alberto Culver Company Class B		4,800	212,304
Avon Products, Inc.		27,200	847,824
Clorox Company		8,400	502,740
Colgate-Palmolive Company		29,700	1,695,870
Estee Lauder Companies, Inc. (The) Class A		4,900	182,231
Procter & Gamble Company		188,661	10,870,647
			14,311,616
Diversified—3.2%
3M Company		43,250	3,273,592
General Electric Company		597,960	20,797,049
			24,070,641
Electric Utilities—2.8%
AES Corporation (The)	*	36,500	622,690
Allegheny Energy, Inc.	*	9,300	314,805
Ameren Corporation	†	11,700	582,894
American Electric Power Company, Inc.		22,660	770,893
CMS Energy Corporation	*	11,100	143,745
Centerpoint Energy, Inc.	†	17,726	211,471
Cinergy Corporation		11,400	517,674
Consolidated Edison, Inc.		14,000	609,000
Constellation Energy Group, Inc.		10,000	547,100
DTE Energy Company		10,200	408,918
Dominion Resources, Inc.	†	19,571	1,350,986
Duke Energy Corporation	†	52,924	1,542,735
Edison International		18,700	770,066
Entergy Corporation		12,100	834,174
Exelon Corporation		38,424	2,032,630
FPL Group, Inc.		22,700	911,178
FirstEnergy Corporation		18,873	922,890
KeySpan Corporation		10,000	408,700
NiSource, Inc.		14,602	295,252
PG&E Corporation		20,410	793,949
PPL Corporation		21,200	623,280
Pinnacle West Capital Corporation		5,700	222,870
Progress Energy, Inc.	†	14,400	633,312
Public Service Enterprise Group, Inc.		14,400	922,176
Sempra Energy		14,669	681,522
Southern Company (The)	†	42,800	1,402,556

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
TXU Corporation	27,594	$1,235,107
TECO Energy, Inc.	12,300	198,276
Xcel Energy, Inc.	21,870	396,940
		20,907,789
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	5,500	477,950
Emerson Electric Company	23,300	1,948,579
		2,426,529
Electronics—2.9%
Advanced Micro Devices, Inc. *	25,800	855,528
Agilent Technologies, Inc. *	24,349	914,305
Altera Corporation *	20,800	429,312
American Power Conversion Corporation	10,800	249,588
Analog Devices, Inc.	21,200	811,748
Applied Micro Circuits Corporation *	17,700	72,039
Broadcom Corporation Class A *	24,570	1,060,441
Freescale Semiconductor, Inc. Class B *	22,553	626,297
Intel Corporation	337,440	6,529,464
JDS Uniphase Corporation *	84,700	353,199
Jabil Circuit, Inc. *	9,890	423,885
LSI Logic Corporation *†	22,700	262,412
Linear Technology Corporation	17,200	603,376
Maxim Integrated Products, Inc.	18,820	699,163
Micron Technology, Inc. *†	33,600	494,592
Molex, Inc.	8,275	274,730
National Semiconductor Corporation	20,000	556,800
Novellus Systems, Inc. *	7,400	177,600
PMC-Sierra, Inc. *	10,900	133,961
QLogic Corporation *	10,400	201,240
Raytheon Company	25,600	1,173,504
Rockwell Collins, Inc.	9,700	546,595
Sanmina-SCI Corporation *	28,400	116,440
Teradyne, Inc. *†	11,200	173,712
Texas Instruments, Inc.	91,800	2,980,746
Xilinx, Inc.	20,010	509,455
		21,230,132
Entertainment & Leisure—1.7%
Eastman Kodak Company †	15,800	449,352
Harrah’s Entertainment, Inc.	10,560	823,258
Hasbro, Inc.	9,775	206,252
Mattel, Inc.	23,578	427,469
News Corporation, Inc. Class A	140,450	2,332,874
Time Warner, Inc.	258,430	4,339,040
Walt Disney Company	111,800	3,118,102
Xerox Corporation *	55,100	837,520
		12,533,867
Financial Services—3.5%
Ameriprise Financial, Inc.	14,226	641,024
Bear Stearns Companies, Inc. (The)	6,333	878,387
Charles Schwab Corporation (The)	61,822	1,063,957
Countrywide Financial Corporation	34,098	1,251,397
E*Trade Financial Corporation *	23,500	634,030
Federal Home Loan Mortgage Corporation	39,600	2,415,600
Federal National Mortgage Association	55,500	2,852,700
Federated Investors, Inc. Class B	5,700	222,585
Franklin Resources, Inc.	8,500	801,040
Goldman Sachs Group, Inc.	24,980	3,920,861
Janus Capital Group, Inc.	14,000	324,380
Lehman Brothers Holdings, Inc.	15,500	2,240,215
Merrill Lynch & Company, Inc.	53,070	4,179,793
Morgan Stanley	61,530	3,865,315
T. Rowe Price Group, Inc.	7,410	579,536
		25,870,820
Food Retailers—0.6%
Albertson’s, Inc.	20,242	519,612
Kroger Company *	41,100	836,796
Safeway, Inc.	25,700	645,584
Starbucks Corporation *	45,000	1,693,800
Whole Foods Market, Inc.	6,800	451,792
		4,147,584
Forest Products & Paper—0.6%
Bemis Company	6,800	214,744
International Paper Company	27,602	954,201
Kimberly Clark Corporation	27,020	1,561,756
MeadWestvaco Corporation	11,014	300,792
Pactiv Corporation *	8,100	198,774
Temple-Inland, Inc.	6,800	302,940
Weyerhaeuser Company	13,800	999,534
		4,532,741
Health Care Providers—1.2%
Caremark Rx, Inc. *	25,800	1,268,844
Coventry Health Care, Inc. *	9,240	498,775
Express Scripts, Inc. *	8,600	755,940
HCA, Inc.	23,367	1,069,975
Health Management Associates, Inc. Class A †	13,200	284,724
Laboratory Corporation of America Holdings *	7,700	450,296
Manor Care, Inc.	4,700	208,445
Tenet Healthcare Corporation *	25,550	188,559
UnitedHealth Group, Inc.	78,000	4,357,080
		9,082,638
Heavy Construction—0.1%
Centex Corporation †	7,400	458,726
Lennar Corporation Class A †	7,900	477,002
		935,728
Heavy Machinery—2.1%
American Standard Companies, Inc.	10,150	435,029
Applied Materials, Inc.	92,400	1,617,924
Baker Hughes, Inc.	19,180	1,311,912
Black & Decker Corporation	4,800	417,072
Caterpillar, Inc.	38,400	2,757,504
Cummins, Inc. †	2,600	273,260
Deere & Company †	13,800	1,090,890
Dover Corporation	11,200	543,872
Eaton Corporation	8,400	612,948
Ingersoll-Rand Company Class A	19,300	806,547
National-Oilwell Varco, Inc. *	9,910	635,429
Pall Corporation	7,666	239,103
Parker Hannifin Corporation	6,525	525,980
Rockwell Automation, Inc.	10,200	733,482
Stanley Works (The)	4,400	222,904
United Technologies Corporation	58,710	3,403,419
W.W. Grainger, Inc.	4,300	324,005
		15,951,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	15,600	$518,232
Harman International Industries, Inc.	3,200	355,616
Johnson Controls, Inc.	11,010	835,989
KB Home	4,400	285,912
Leggett & Platt, Inc.	10,700	260,759
Masco Corporation †	25,400	825,246
Maytag Corporation	5,000	106,650
Pulte Homes, Inc.	12,340	474,103
Whirlpool Corporation †	3,600	329,292
		3,991,799
Household Products—0.4%
Fortune Brands, Inc.	8,100	653,103
Illinois Tool Works, Inc. †	12,040	1,159,572
Newell Rubbermaid, Inc.	15,060	379,361
Rohm & Haas Company	9,095	444,473
Snap-On, Inc. †	3,650	139,138
		2,775,647
Industrial—Diversified—0.4%
Tyco International Ltd.	116,049	3,119,397
Insurance—5.1%
ACE Ltd. (Bermuda)	18,500	962,185
Aflac, Inc.	28,300	1,277,179
Aetna, Inc.	32,448	1,594,495
Allstate Corporation (The)	37,938	1,976,949
AMBAC Financial Group, Inc.	6,250	497,500
American International Group, Inc.	148,740	9,830,227
AON Corporation	18,225	756,520
Chubb Corporation	11,360	1,084,198
Cigna Corporation	6,970	910,421
Cincinnati Financial Corporation	9,639	405,513
Genworth Financial, Inc. Class A	21,700	725,431
Hartford Financial Services Group, Inc.	17,200	1,385,460
Humana, Inc. *	9,500	500,175
Jefferson Pilot Corporation ‡	7,687	457,652
Lincoln National Corporation	9,800	534,982
Loews Corporation	8,120	821,744
MBIA, Inc.	7,850	472,020
MGIC Investment Corporation	5,400	359,802
Marsh & McLennan Companies, Inc.	30,700	901,352
Metlife, Inc.	43,310	2,094,905
Principal Financial Group	16,050	783,240
Progressive Corporation (The)	11,080	1,155,201
Prudential Financial, Inc.	28,400	2,153,004
Safeco Corporation	7,600	381,596
St. Paul Travelers Companies	39,816	1,663,911
Torchmark Corporation	6,200	354,020
UnumProvident Corporation †	16,418	336,241
WellPoint, Inc. *	37,900	2,934,597
XL Capital Ltd. Class A (Bermuda)	10,050	644,305
		37,954,825
Lodging—0.3%
Hilton Hotels Corporation	18,800	478,648
Marriott International, Inc. Class A	9,720	666,792
Starwood Hotels & Resorts Worldwide, Inc.	12,500	846,625
		1,992,065
Media—Broadcasting & Publishing—1.5%
CBS Corp. Class B	44,845	1,075,383
Clear Channel Communications, Inc.	31,070	901,341
Comcast Corporation Class A *†	122,680	3,209,309
Dow Jones & Company, Inc. †	3,390	133,227
E.W. Scripps Company Class A	4,900	219,079
Gannett Company, Inc.	14,130	846,670
Knight-Ridder, Inc.	4,400	278,124
McGraw-Hill Companies, Inc. (The)	21,200	1,221,544
Meredith Corporation	2,700	150,633
New York Times Company Class A †	8,200	207,542
Tribune Company	15,167	416,031
Univision Communications, Inc. Class A *	13,350	460,174
Viacom, Inc. Class B *	44,845	1,739,986
		10,859,043
Medical Supplies—3.4%
Allergan, Inc.	8,500	922,250
Applera Corporation—Applied Biosystems Group	11,300	306,682
Bausch & Lomb, Inc.	2,806	178,742
Baxter International, Inc.	35,700	1,385,517
Becton, Dickinson & Company	14,000	862,120
Biomet, Inc.	14,025	498,168
Boston Scientific Corporation *†	33,880	780,934
C.R. Bard, Inc.	6,000	406,860
Fisher Scientific International *	7,000	476,350
Guidant Corporation	18,900	1,475,334
Johnson & Johnson	171,128	10,134,200
Kla-Tencor Corporation †	11,320	547,435
Medtronic, Inc.	69,410	3,522,557
Millipore Corporation *†	2,900	211,874
PerkinElmer, Inc.	7,800	183,066
Quest Diagnostics, Inc.	9,500	487,350
St. Jude Medical, Inc. *	21,000	861,000
Stryker Corporation	16,700	740,478
Tektronix, Inc.	4,500	160,695
Thermo Electron Corporation *	9,100	337,519
Waters Corporation *	6,600	284,790
Zimmer Holdings, Inc. *	13,890	938,964
		25,702,885
Metals—0.9%
Alcoa, Inc.	49,060	1,499,274
Allegheny Technologies, Inc.	5,183	317,096
Danaher Corporation	14,210	903,045
Engelhard Corporation	7,537	298,541
Newmont Mining Corporation	25,568	1,326,724
Nucor Corporation	9,100	953,589
Phelps Dodge Corporation	11,656	938,658
United States Steel Corporation	6,520	395,634
		6,632,561
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	10,600	633,562
Oil & Gas—8.6%
Amerada Hess Corporation †	4,600	655,040
Anadarko Petroleum Corporation	13,370	1,350,504
Apache Corporation	18,892	1,237,615
Ashland, Inc.	4,400	312,752
BJ Services Company †	17,800	615,880

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Burlington Resources, Inc.	21,904	$2,013,197
Chesapeake Energy Corporation †	21,400	672,174
Chevron Texaco Corporation	127,680	7,401,610
ConocoPhillips †	79,818	5,040,507
Devon Energy Corporation	25,988	1,589,686
Dynegy, Inc. Class A *†	16,600	79,680
EOG Resources, Inc.	13,900	1,000,800
EL Paso Corporation	36,277	437,138
Exxon Mobil Corporation	350,228	21,314,876
Halliburton Company †	29,110	2,125,612
Kerr-McGee Corporation	6,857	654,706
Kinder Morgan, Inc.	5,800	533,542
Marathon Oil Corporation	20,997	1,599,342
Murphy Oil Corporation	9,400	468,308
Nabors Industries Ltd. *	9,000	644,220
Nicor, Inc. †	2,900	114,724
Noble Corporation	7,700	624,470
Occidental Petroleum Corporation	24,690	2,287,529
Peoples Energy Corporation †	2,300	81,972
Rowan Companies, Inc.	6,200	272,552
Schlumberger Ltd.	33,700	4,265,409
Sunoco, Inc.	8,200	636,074
Transocean, Inc. *	18,811	1,510,523
Valero Energy Corporation	35,060	2,095,887
Weatherford International Ltd. *	20,020	915,915
Williams Companies, Inc.	32,100	686,619
XTO Energy, Inc.	20,666	900,418
		64,139,281
Pharmaceuticals—6.2%
Abbott Laboratories	89,100	3,784,077
AmerisourceBergen Corporation	12,200	588,894
Amgen, Inc. *	67,044	4,877,451
Barr Pharmaceuticals, Inc. *	5,200	327,496
Biogen Idec, Inc. *	18,930	891,603
Bristol-Myers Squibb Company	112,100	2,758,781
Cardinal Health, Inc.	24,550	1,829,466
Chiron Corporation *	6,980	319,754
Eli Lilly & Company	65,000	3,594,500
Forest Laboratories, Inc. *	19,500	870,285
Genzyme Corporation *	14,700	988,134
Gilead Sciences, Inc. *	26,130	1,625,809
Hospira, Inc. *	8,650	341,329
King Pharmaceuticals, Inc. *	13,066	225,389
McKesson Corporation	17,689	922,128
Medco Health Solutions, Inc. *	17,455	998,775
MedImmune, Inc. *	13,600	497,488
Merck & Company, Inc.	125,900	4,435,457
Mylan Laboratories	12,500	292,500
Pfizer, Inc.	422,112	10,519,031
Schering-Plough Corporation	84,600	1,606,554
Sigma Aldrich Corporation †	3,800	250,002
Watson Pharmaceuticals, Inc. *	5,900	169,566
Wyeth	76,900	3,731,188
		46,445,657
Real Estate—0.8%
Apartment Investment & Management Company REIT Class A	5,900	276,710
Archstone-Smith Trust REIT	12,100	590,117
Boston Properties, Inc. REIT	3,520	328,240
Equity Office Properties Trust REIT	23,500	789,130
Equity Residential REIT	16,100	753,319
Kimco Realty Corporation REIT	7,920	321,869
Plum Creek Timber Company, Inc. REIT	10,800	398,844
Prologis REIT	14,200	759,700
Public Storage, Inc. REIT †	4,800	389,904
Simon Property Group, Inc. REIT	10,540	886,836
Vornado Realty Trust REIT	6,800	652,800
		6,147,469
Restaurants—0.5%
Darden Restaurants, Inc.	7,700	315,931
McDonald’s Corporation	71,600	2,460,176
Wendy’s International, Inc.	6,200	384,772
Yum! Brands, Inc.	16,200	791,532
		3,952,411
Retailers—3.7%
Amazon.Com, Inc. *	17,600	642,576
Autozone, Inc. *	3,210	320,005
Bed Bath & Beyond, Inc. *	16,400	629,760
Best Buy Company, Inc.	23,915	1,337,566
Big Lots, Inc. *	7,200	100,512
CVS Corporation	46,600	1,391,942
Circuit City Stores, Inc.	10,300	252,144
Costco Wholesale Corporation †	27,476	1,488,100
Dillard’s, Inc. Class A †	4,200	109,368
Dollar General Corporation	18,570	328,132
eBay, Inc. *	65,730	2,567,414
Family Dollar Stores, Inc.	9,400	250,040
Federated Department Stores	15,652	1,142,596
JC Penney Company, Inc. (Holding Company)	13,820	834,866
Office Depot, Inc. *	17,400	647,976
OfficeMax, Inc.	4,070	122,792
RadioShack Corporation	7,700	148,071
Sears Holdings Corporation *	5,912	781,803
Sherwin-Williams Company (The)	7,130	352,507
Staples, Inc.	40,950	1,045,044
TJX Companies, Inc.	27,700	687,514
Target Corporation	50,400	2,621,304
Tiffany & Company	8,100	304,074
Walgreen Company	58,600	2,527,418
Wal-Mart Stores, Inc.	143,100	6,760,044
		27,393,568
Telecommunications—0.2%
Citizens Communications Company	18,800	249,476
Lucent Technologies, Inc. *†	249,419	760,728
Tellabs, Inc. *	25,200	400,680
		1,410,884
Telephone Systems—3.0%
Alltel Corporation	21,880	1,416,730
AT&T, Inc.	222,534	6,017,319
BellSouth Corporation	103,100	3,572,415
CenturyTel, Inc.	7,700	301,224
Qwest Communications International, Inc. *	87,429	594,517
Sprint Nextel Corp.	169,959	4,391,741
Verizon Communications, Inc.	168,671	5,744,934
		22,038,880
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	21,800	753,844
Jones Apparel Group, Inc.	6,700	236,979
Liz Claiborne, Inc. †	5,800	237,684
Nike, Inc. Class B	10,960	932,696
VF Corporation	5,100	290,190
		2,451,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transportation—1.8%
Brunswick Corporation	5,800	$225,388
Burlington Northern Santa Fe Corporation	21,256	1,771,262
CSX Corporation	12,500	747,500
Carnival Corporation	24,830	1,176,197
FedEx Corporation	17,340	1,958,380
Norfolk Southern Corporation	23,400	1,265,238
Sabre Holdings Corporation	6,930	163,063
Union Pacific Corporation	15,200	1,418,920
United Parcel Service, Inc. Class B	62,600	4,969,183
		13,695,131
TOTAL COMMON STOCKS
(Cost $575,113,111)		674,544,581

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.7%
U.S. Treasury Bills—0.7%
U.S. Treasury Bill
(Cost $4,957,689)
4.480%	06/08/2006	**	$5,000,000	4,957,689

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.
(Cost $—)	d	10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—7.3%
Financial Services—4.7%
Alpine Securitization Corp., 144A
4.710%	04/18/2006	***	$20,000,000	19,955,522
Westpac Trust Securities NZ, Ltd., London
4.710%	06/01/2006		15,000,000	14,880,287
				34,835,809
Oil & Gas—2.6%
Total Capital SA, 144A
4.740%	06/07/2006	***	20,000,000	19,823,567
TOTAL COMMERCIAL PAPER
(Cost $54,659,376)				54,659,376

CASH EQUIVALENTS—6.0%
Institutional Money Market Funds—0.4%
American Beacon Funds		††	307,555	307,555
BGI Institional Funds		††	2,999,469	2,999,469
Merrimac Cash Fund— Premium Class		††	149,039	149,039
				3,456,063
Coupon Rate	Maturity Date		Face	Value
Bank & Certificate Deposits/ Offshore Time Deposits—5.4%
Abbey National PLC
4.770%	04/11/2006	††	307,555	307,555
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	768,886	768,886
Bank Of Montreal
4.770%	05/02/2006	††	768,886	768,886
Bank Of Nova Scotia
4.790%	05/10/2006	††	768,886	768,886
Barclays
4.680%	04/28/2006	††	768,886	768,886
Calyon
4.750%	04/12/2006	††	922,664	922,664
Calyon
4.740%	05/09/2006	††	768,886	768,886
CIESCO
4.771%	04/27/2006	††	761,988	761,988
Clipper Receivables Corporation
4.768%	04/21/2006	††	768,886	768,886
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	768,886	768,886
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	615,109	615,109
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	1,076,441	1,076,441
Den Danske Bank
4.786%	04/07/2006	††	768,886	768,886
Fairway Finance
4.676%	04/10/2006	††	768,886	768,886
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	519,229	519,229
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	768,886	768,886
Fortis Bank
4.790%	04/05/2006	††	615,109	615,109
Fortis Bank
4.760%	04/24/2006	††	461,332	461,332
Fortis Bank
4.750%	04/24/2006	††	922,663	922,663
Govco Incorporated
4.726%	04/25/2006	††	768,886	768,886
Greyhawk Funding
4.729%	04/17/2006	††	768,886	768,886
Harris NA
4.750%	04/24/2006	††	768,886	768,886
Jupiter Securitization Corporation
4.633%	04/07/2006	††	768,886	768,886
Merrill Lynch & Co
4.865%	04/03/2006	††	3,575,729	3,575,729
Morgan Stanley & Co
4.865%	04/03/2006	††	3,075,545	3,075,545
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	615,109	615,109
Prefco
4.771%	04/25/2006	††	762,191	762,191
Rabobank Nederland
5.010%	05/31/2006	††	768,886	768,886
Ranger Funding
4.720%	04/17/2006	††	768,886	768,886
Ranger Funding
4.615%	04/03/2006	††	456,223	456,223
Royal Bank of Canada
4.765%	05/01/2006	††	1,230,218	1,230,218
Royal Bank of Canada
4.750%	04/26/2006	††	768,886	768,886
Royal Bank of Scotland
4.780%	04/06/2006	††	922,663	922,663

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Royal Bank of Scotland
4.750%	04/28/2006	††	922,663	$922,663
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	768,886	768,886
Societe Generale
4.790%	05/10/2006	††	768,886	768,886
Societe Generale
4.780%	05/04/2006	††	768,886	768,886
Societe Generale
4.700%	05/05/2006	††	768,886	768,886
Svenska Handlesbanken
4.850%	04/03/2006	††	634,491	634,491
The Bank of the West
4.720%	04/19/2006	††	768,886	768,886
Toronto Dominion Bank
4.720%	04/18/2006	††	768,886	768,886
UBS AG
4.750%	04/21/2006	††	1,537,772	1,537,772
UBS AG
4.720%	04/19/2006	††	922,663	922,663
Wells Fargo
4.760%	04/28/2006	††	768,886	768,886
Yorktown Capital LLC
4.759%	04/06/2006	††	768,886	768,886
				40,079,507
Floating Rate Instruments/Master Notes—0.2%
Bank of America
4.770%	05/16/2006	††	615,109	615,109
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	768,886	768,886
				1,383,995
TOTAL CASH EQUIVALENTS
(Cost $44,919,565)				44,919,565
TOTAL INVESTMENTS—104.4%
(Cost $679,649,741)				779,081,211
Other assets less liabilities—(4.4%)				(32,802,591)
NET ASSETS—100.0%				$746,278,620

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 5.11% of Total Investments.

d	Security has no market value at 03/31/2006.

‡	Security valued at fair value as determined by policies approved by the board of directors.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—93.6%
Aerospace & Defense—1.3%
Honeywell International, Inc.	286,700	$12,262,159
Lockheed Martin Corporation	50,000	3,756,500
		16,018,659
Automotive—1.8%
Ford Motor Company †	200,000	1,592,000
General Motors Corporation †	804,000	17,101,080
Genuine Parts Company	90,552	3,968,894
		22,661,974
Banking—8.8%
American Express Company	50,000	2,627,500
Bank of America Corporation	480,892	21,899,822
Capital One Financial Corporation	101,400	8,164,728
Citigroup, Inc. †	322,369	15,225,488
JP Morgan Chase & Company	250,000	10,410,000
KeyCorp	100,000	3,680,000
Mellon Financial Corporation	150,000	5,340,000
Northern Trust Corporation	40,000	2,100,000
PNC Financial Services Group, Inc.	75,000	5,048,250
SLM Corporation	151,600	7,874,104
State Street Corporation	110,000	6,647,300
Suntrust Banks, Inc.	40,000	2,910,400
Wachovia Corporation	134,704	7,550,159
Washington Mutual, Inc.	215,745	9,195,052
Wells Fargo & Company	63,000	4,023,810
		112,696,613
Beverages, Food & Tobacco—5.7%
Altria Group, Inc.	168,900	11,968,254
Anheuser-Busch Companies, Inc. †	448,000	19,160,960
Campbell Soup Company †	99,712	3,230,669
Coca-Cola Company (The)	120,000	5,024,400
ConAgra Foods, Inc.	75,000	1,609,500
General Mills, Inc.	80,022	4,055,515
H.J. Heinz Company	148,449	5,629,186
Imperial Tobacco Group PLC (United Kingdom)	179,600	10,754,448
Kraft Foods, Inc. Class A †	100,000	3,031,000
McCormick & Company, Inc.	75,000	2,539,500
UST, Inc. †	153,337	6,378,819
		73,382,251
Building Materials—2.6%
Cemex SA de CV Sponsored ADR (Mexico) †	354,537	23,144,175
Hanson PLC Sponsored ADR (United Kingdom)	112,500	7,342,875
Home Depot, Inc.	70,000	2,961,000
		33,448,050
Chemicals—1.4%
Avery Dennison Corporation	85,000	4,970,800
Dow Chemical Company (The)	39,771	1,614,703
EI Du Pont de Nemours & Company	187,746	7,924,759
Hercules, Inc. *	48,000	662,400
International Flavors & Fragrances, Inc.	70,000	2,402,400
		17,575,062
Commercial Services—0.3%
Waste Management, Inc.	100,000	3,530,000
Computer Software & Processing—0.4%
Microsoft Corporation	200,000	5,442,000

Computers & Information—3.4%
Dell, Inc. *	1,065,000	31,694,400
Hewlett-Packard Company	100,000	3,290,000
International Business Machines Corporation	60,000	4,948,200
Pitney Bowes, Inc.	98,700	4,237,191
		44,169,791
Cosmetics & Personal Care—0.6%
Avon Products, Inc. †	100,000	3,117,000
Colgate-Palmolive Company	90,000	5,139,000
		8,256,000
Diversified—1.3%
3M Company	85,500	6,471,495
General Electric Company	275,000	9,564,500
		16,035,995
Electric Utilities—2.7%
Cinergy Corporation	190,400	8,646,064
Duke Energy Corporation †	297,000	8,657,550
Entergy Corporation	105,200	7,252,488
FirstEnergy Corporation	50,000	2,445,000
NiSource, Inc.	130,000	2,628,600
Progress Energy, Inc. †	100,000	4,398,000
		34,027,702
Electrical Equipment—1.2%
Cooper Industries Ltd. Class A	75,000	6,517,500
Emerson Electric Company	103,400	8,647,342
		15,164,842
Electronics—5.1%
American Power Conversion Corporation	300,600	6,946,866
Analog Devices, Inc.	125,000	4,786,250
Intel Corporation	175,000	3,386,250
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	1,039,000	34,962,350
Raytheon Company	100,000	4,584,000
Sony Corporation ADR (Japan)	125,000	5,758,750
Texas Instruments, Inc.	150,000	4,870,500
		65,294,966
Entertainment & Leisure—5.2%
Discovery Holding Company Class A †*	1,209,800	18,147,000
Eastman Kodak Company †	135,741	3,860,474
Mattel, Inc.	578,200	10,482,766
Time Warner, Inc.	250,000	4,197,500
Walt Disney Company	1,054,000	29,396,060
Xerox Corporation *	51,000	775,200
		66,859,000
Financial Services—1.4%
Charles Schwab Corporation (The)	284,200	4,891,082
Federal National Mortgage Association	40,806	2,097,428
Janus Capital Group, Inc.	150,000	3,475,500
Morgan Stanley	120,000	7,538,400
		18,002,410

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.7%
International Paper Company	150,000	$5,185,500
Kimberly Clark Corporation	45,259	2,615,970
MeadWestvaco Corporation	50,000	1,365,500
		9,166,970
Health Care Providers—0.5%
HCA, Inc.	153,700	7,037,923

Heavy Machinery—1.2%
Pall Corporation †	120,000	3,742,800
Stanley Works (The) †	235,200	11,915,232
		15,658,032
Household Products—1.3%
Fortune Brands, Inc.	37,765	3,044,992
Illinois Tool Works, Inc. †	98,000	9,438,380
Newell Rubbermaid, Inc. †	185,000	4,660,150
		17,143,522
Industrial—Diversified—0.5%
Tyco International Ltd.	259,056	6,963,425
Insurance—10.0%
Allstate Corporation (The)	122,100	6,362,631
American International Group, Inc.	195,114	12,895,084
AON Corporation	766,000	31,796,660
Cigna Corporation	37,400	4,885,188
Fairfax Financial Holdings Ltd. (Canada) †	110,000	11,793,100
Hartford Financial Services Group, Inc.	118,400	9,537,120
Lincoln National Corporation	49,690	2,712,577
MGIC Investment Corporation †	125,300	8,348,739
Marsh & McLennan Companies, Inc.	140,000	4,110,400
Safeco Corporation	70,000	3,514,700
St. Paul Travelers Companies	163,806	6,845,453
UnumProvident Corporation †	105,000	2,150,400
WellPoint, Inc. *	194,200	15,036,906
XL Capital Ltd. Class A (Bermuda)	115,900	7,430,349
		127,419,307
Media—Broadcasting & Publishing—8.6%
CBS Corp. Class B	70,000	1,678,600
Comcast Corporation Class A *	214,000	5,598,240
Comcast Corporation Special Class A †*	711,000	18,571,320
DIRECTV Group, Inc. (The) †*	1,508,000	24,731,200
Dow Jones & Company, Inc. †	98,000	3,851,400
Gannett Company, Inc. †	139,800	8,376,816
Knight-Ridder, Inc. †	188,000	11,883,480
Liberty Media Corporation Class A *	3,041,000	24,966,610
New York Times Company Class A †	160,000	4,049,600
Tribune Company	150,000	4,114,500
Viacom, Inc. Class B *	70,000	2,716,000
		110,537,766
Medical Supplies—1.5%
Baxter International, Inc.	299,300	11,615,833
Boston Scientific Corporation †*	150,000	3,457,500
Johnson & Johnson	60,000	3,553,200
		18,626,533
Metals—0.3%
Alcoa, Inc.	125,000	3,820,000
Oil & Gas—7.1%
Amerada Hess Corporation †	75,000	10,680,000
Anadarko Petroleum Corporation	52,000	5,252,520
BP Amoco PLC ADR (United Kingdom)	164,556	11,344,491
Chevron Texaco Corporation	255,700	14,822,929
ConocoPhillips	196,700	12,421,605
Exxon Mobil Corporation	124,760	7,592,894
Marathon Oil Corporation	166,000	12,644,220
Occidental Petroleum Corporation	135,600	12,563,340
Royal Dutch Shell PLC Class A ADR (United Kingdom)	60,781	3,784,225
		91,106,224
Pharmaceuticals—4.3%
Abbott Laboratories	75,000	3,185,250
Bristol-Myers Squibb Company	398,200	9,799,702
MedImmune, Inc. *	75,000	2,743,500
Merck & Company, Inc.	175,000	6,165,250
Pfizer, Inc.	478,200	11,916,744
Schering-Plough Corporation	442,300	8,399,277
Wyeth	253,400	12,294,968
		54,504,691
Real Estate—0.3%
Simon Property Group, Inc. REIT	50,000	4,207,000

Restaurants—2.4%
McDonald’s Corporation	150,000	5,154,000
Yum! Brands, Inc.	517,000	25,260,620
		30,414,620
Retailers—1.5%
Dollar General Corporation	347,100	6,133,257
JC Penney Company, Inc. (Holding Company)	95,600	5,775,196
RadioShack Corporation	200,000	3,846,000
Wal-Mart Stores, Inc.	75,000	3,543,000
		19,297,453
Telecommunications—1.5%
Lucent Technologies, Inc. †*	200,000	610,000
Nokia Corporation Sponsored ADR (Finland) †	874,300	18,115,496
		18,725,496
Telephone Systems—4.8%
Alltel Corporation	80,000	5,180,000
AT&T, Inc.	252,942	6,839,552
Qwest Communications International, Inc. †*	630,000	4,284,000
Sprint Nextel Corp.	1,006,000	25,995,040
Verizon Communications, Inc.	546,741	18,621,998
		60,920,590

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transportation—3.9%
Burlington Northern Santa Fe Corporation	149,000	$12,416,170
Carnival Corporation	85,000	4,026,450
FedEx Corporation	190,000	21,458,600
Norfolk Southern Corporation	84,540	4,571,078
Union Pacific Corporation	75,997	7,094,320
		49,566,618
TOTAL COMMON STOCKS
(Cost $976,149,241)		1,197,681,485

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.9%
Telephone Systems—1.0%
Level 3 Communications, Inc., Senior Note, 144A
(Cost $9,052,689)
11.500%	03/01/2010	†**	$13,245,000	12,946,987

CONVERTIBLE DEBT OBLIGATIONS—0.3%
Telephone Systems—0.3%
Level 3 Communications, Inc., Subordinated Note, Convertible
(Cost $3,452,196)
6.000%	03/15/2010	†	5,760,000	4,600,800

COMMERCIAL PAPER—0.3%
Banking—0.1%
Sheffield Receivables Corp., 144A
4.620%	04/07/2006	**	1,250,000	1,249,037

Financial Services—0.2%
Fairway Finance Corp., 144A
4.750%	04/25/2006	**	1,250,000	1,246,042
Whistlejacket Capital, Ltd., 144A
4.670%	04/04/2006	**	1,000,000	999,611
				2,245,653
TOTAL COMMERCIAL PAPER
(Cost $3,494,690)				3,494,690

CASH EQUIVALENTS—14.7%
Institutional Money Market Funds—1.1%
American Beacon Funds		††	1,289,582	1,289,582
BGI Institutional Funds		††	12,576,829	12,576,829
Merrimac Cash Fund— Premium Class		††	624,922	624,922
				14,491,333
Bank & Certificate Deposits/ Offshore Time Deposits—13.1%
Abbey National PLC
4.770%	04/11/2006	††	1,289,584	1,289,584
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	3,223,954	3,223,954
Bank Of Montreal
4.770%	05/02/2006	††	3,223,956	3,223,956
Bank Of Nova Scotia
4.790%	05/10/2006	††	3,223,955	3,223,955
Barclays
4.680%	04/28/2006	††	3,223,954	3,223,954
Calyon
4.750%	04/12/2006	††	3,868,744	3,868,744
Calyon
4.740%	05/09/2006	††	3,223,954	3,223,954
CIESCO
4.771%	04/27/2006	††	3,195,027	3,195,027
Clipper Receivables Corporation
4.768%	04/21/2006	††	3,223,954	3,223,954
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	3,223,954	3,223,954
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	2,579,163	2,579,163
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	4,513,536	4,513,536
Den Danske Bank
4.786%	04/07/2006	††	3,223,954	3,223,954
Fairway Finance
4.676%	04/10/2006	††	3,223,954	3,223,954
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	2,177,137	2,177,137
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	3,223,954	3,223,954
Fortis Bank
4.790%	04/05/2006	††	2,579,163	2,579,163
Fortis Bank
4.760%	04/24/2006	††	1,934,373	1,934,373
Fortis Bank
4.750%	04/24/2006	††	3,868,744	3,868,744
Govco Incorporated
4.726%	04/25/2006	††	3,223,954	3,223,954
Greyhawk Funding
4.729%	04/17/2006	††	3,223,954	3,223,954
Harris NA
4.750%	04/24/2006	††	3,223,954	3,223,954
Jupiter Securitization Corporation
4.633%	04/07/2006	††	3,223,954	3,223,954
Merrill Lynch & Co
4.865%	04/03/2006	††	14,993,098	14,993,098
Morgan Stanley & Co
4.865%	04/03/2006	††	12,895,816	12,895,816
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	2,579,163	2,579,163
Prefco
4.771%	04/25/2006	††	3,195,879	3,195,879
Rabobank Nederland
5.010%	05/31/2006	††	3,223,954	3,223,954
Ranger Funding
4.720%	04/17/2006	††	3,223,954	3,223,954
Ranger Funding
4.615%	04/03/2006	††	1,912,951	1,912,951
Royal Bank of Canada
4.765%	05/01/2006	††	5,158,326	5,158,326
Royal Bank of Canada
4.750%	04/26/2006	††	3,223,954	3,223,954
Royal Bank of Scotland
4.780%	04/06/2006	††	3,868,744	3,868,744
Royal Bank of Scotland
4.750%	04/28/2006	††	3,868,744	3,868,744
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	3,223,954	3,223,954
Societe Generale
4.790%	05/10/2006	††	3,223,954	3,223,954
Societe Generale
4.780%	05/04/2006	††	3,223,954	3,223,954

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Societe Generale
4.700%	05/05/2006	††	$3,223,954	$3,223,954
Svenska Handlesbanken
4.850%	04/03/2006	††	2,660,431	2,660,431
The Bank of the West
4.720%	04/19/2006	††	3,223,954	3,223,954
Toronto Dominion Bank
4.720%	04/18/2006	††	3,223,954	3,223,954
UBS AG
4.750%	04/21/2006	††	6,447,908	6,447,908
UBS AG
4.720%	04/19/2006	††	3,868,744	3,868,744
Wells Fargo
4.760%	04/28/2006	††	3,223,954	3,223,954
Yorktown Capital LLC
4.759%	04/06/2006	††	3,223,954	3,223,954
				168,054,128
Floating Rate Instruments/Master Notes—0.5%
Bank of America
4.770%	05/16/2006	††	2,579,163	2,579,163
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	3,223,954	3,223,954
				5,803,117
TOTAL CASH EQUIVALENTS
(Cost $188,348,578)				188,348,578

REPURCHASE AGREEMENTS—4.0%
IBT Repurchase Agreement dated 03/31/06 due 04/3/06 with a maturity value $50,901,397 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates ranging from 3.744% to 8.375%, maturity dates ranging from 02/25/2015 to 06/01/2033 and an aggregate market value of $53,427,989.			50,883,799	50,883,799
TOTAL INVESTMENTS—113.9%
(Cost $1,231,381,193)				1,457,956,339
Other assets less liabilities—(13.9%)				(178,076,907)
NET ASSETS—100.0%				$1,279,879,432

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.13% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—97.2%
Advertising—0.2%
Omnicom Group	22,900	$1,906,425
Aerospace & Defense—2.2%
Goodrich Corporation	85,700	3,737,377
General Dynamics Corporation	167,800	10,735,844
Honeywell International, Inc.	55,000	2,352,350
Lockheed Martin Corporation	86,200	6,476,206
		23,301,777
Airlines—0.9%
AMR Corporation *†	97,800	2,645,490
Southwest Airlines Company	349,100	6,280,309
		8,925,799
Apparel Retailers—0.3%
Kohl’s Corporation *	65,000	3,445,650
Banking—12.6%
American Express Company	86,000	4,519,300
AmeriCredit Corporation *†	38,800	1,192,324
Bank of America Corporation	247,900	11,289,366
Capital One Financial Corporation	9,300	748,836
Citigroup, Inc.	494,350	23,348,150
Fifth Third Bancorp †	33,200	1,306,752
Golden West Financial Corporation †	169,100	11,481,890
Hudson City Bancorp, Inc.	142,400	1,892,496
IndyMac Bancorp, Inc. †	17,100	699,903
JP Morgan Chase & Company	363,036	15,116,819
Mellon Financial Corporation	70,000	2,492,000
National City Corporation †	73,100	2,551,190
Northern Trust Corporation	50,000	2,625,000
PNC Financial Services Group, Inc.	47,500	3,197,225
SLM Corporation	236,000	12,257,840
State Street Corporation	125,000	7,553,750
Suntrust Banks, Inc.	41,300	3,004,988
U.S. Bancorp	98,500	3,004,250
UBS AG (Switzerland) †	20,000	2,199,320
Wachovia Corporation	12,800	717,440
Washington Mutual, Inc.	193,500	8,246,970
Wells Fargo & Company	184,200	11,764,854
		131,210,663
Beverages, Food & Tobacco—3.5%
Altria Group, Inc.	73,403	5,201,337
Anheuser-Busch Companies, Inc.	34,084	1,457,773
Campbell Soup Company †	167,400	5,423,760
Coca-Cola Company (The)	31,400	1,314,718
H.J. Heinz Company	16,700	633,264
Kellogg Company	86,600	3,813,864
Kraft Foods, Inc. Class A †	57,600	1,745,856
Pepsico, Inc.	188,900	10,916,531
Sara Lee Corporation	45,200	808,176
Sysco Corporation	94,300	3,022,315
Unilever NV (Netherlands)	24,900	1,723,578
		36,061,172
Building Materials—1.1%
Home Depot, Inc.	129,500	5,477,850
Lowe’s Companies, Inc.	98,700	6,360,228
		11,838,078
Chemicals—1.8%
Air Products & Chemicals, Inc.	10,900	732,371
Dow Chemical Company (The)	147,200	5,976,320
EI Du Pont de Nemours & Company	147,300	6,217,533
Huntsman Corporation *†	52,200	1,007,460
Methanex Corporation (Canada) †	32,300	663,119
Monsanto Company	40,000	3,390,000
Potash Corporation of Saskatchewan, Inc. (Canada) †	7,400	651,866
Praxair, Inc.	6,100	336,415
		18,975,084
Commercial Services—1.0%
Accenture Ltd. Class A (Bermuda)	50,000	1,503,500
Cintas Corporation †	46,000	1,960,520
Fluor Corporation	60,800	5,216,640
Paychex, Inc.	30,000	1,249,800
Siemens AG Sponsored ADR (Germany) †	9,000	838,530
		10,768,990
Communications—1.6%
American Tower Corporation Class A *	61,400	1,861,648
Corning, Inc. *	144,900	3,899,259
Marvell Technology Group Ltd. (Bermuda) *	50,000	2,705,000
Motorola, Inc.	138,300	3,168,453
Qualcomm, Inc.	93,700	4,742,157
		16,376,517
Computer Software & Processing—5.4%
Adobe Systems, Inc. *	128,000	4,469,760
Affiliated Computer Services, Inc. Class A *	33,700	2,010,542
Automatic Data Processing, Inc.	98,500	4,499,480
Checkfree Corporation *	10,759	543,329
First Data Corporation	65,000	3,043,300
Google, Inc. Class A *	19,900	7,761,000
Intuit, Inc. *	55,000	2,925,450
Juniper Networks, Inc. *	60,000	1,147,200
Microsoft Corporation	748,300	20,361,243
Oracle Corporation *†	170,000	2,327,300
SAP AG ADR (Germany) †	71,200	3,867,584
Yahoo!, Inc. *	102,300	3,300,198
		56,256,386
Computers—0.4%
Sun Microsystems, Inc. *	821,100	4,212,243
Computers & Information—3.6%
Cisco Systems, Inc. *	555,750	12,043,102
Dell, Inc. *	211,700	6,300,192
EMC Corporation *	170,000	2,317,100
Hewlett-Packard Company	27,000	888,300
International Business Machines Corporation	9,400	775,218
International Game Technology	95,000	3,345,900
Lexmark International, Inc. *	18,600	844,068
Pitney Bowes, Inc. †	101,300	4,348,809
Sandisk Corporation *	84,300	4,848,936
Seagate Technology (Cayman Islands) †	63,100	1,661,423
		37,373,048

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Cosmetics & Personal Care—0.8%
Avon Products, Inc. †	88,200	$2,749,194
Procter & Gamble Company	96,475	5,558,889
		8,308,083
Diversified—2.9%
General Electric Company	862,600	30,001,228
Electric Utilities—2.7%
AES Corporation (The) *	138,600	2,364,516
Consolidated Edison, Inc. †	64,800	2,818,800
Dominion Resources, Inc. †	55,050	3,800,102
Entergy Corporation	21,000	1,447,740
Exelon Corporation †	101,100	5,348,190
FPL Group, Inc.	85,100	3,415,914
NiSource, Inc.	28,700	580,314
PPL Corporation	106,600	3,134,040
SCANA Corporation	72,600	2,848,824
TXU Corporation	52,500	2,349,900
		28,108,340
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	26,700	2,320,230
Emerson Electric Company	9,600	802,848
		3,123,078
Electronics—4.1%
Agilent Technologies, Inc. *	24,872	933,944
Altera Corporation *	209,600	4,326,144
Analog Devices, Inc.	75,000	2,871,750
ATI Technologies, Inc. (Canada) *	62,800	1,078,904
Fairchild Semiconductor International, Inc. *†	48,800	930,616
Flextronics International Ltd. (Singapore) *	209,900	2,172,465
Freescale Semiconductor, Inc. Class A *†	75,400	2,096,874
Garmin Ltd. (Cayman Islands)	12,000	953,160
Intel Corporation	351,100	6,793,785
International Rectifier Corporation *†	71,600	2,966,388
Linear Technology Corporation	86,000	3,016,880
Maxim Integrated Products, Inc.	100,000	3,715,000
PMC-Sierra, Inc. *	60,300	741,087
Raytheon Company	9,800	449,232
Rockwell Collins, Inc.	15,000	845,250
Silicon Laboratories, Inc. *†	11,600	637,420
Teradyne, Inc. *†	50,800	787,908
Texas Instruments, Inc.	86,000	2,792,420
Xilinx, Inc.	185,300	4,717,738
		42,826,965
Entertainment & Leisure—1.2%
Harrah’s Entertainment, Inc. †	37,000	2,884,520
Time Warner, Inc.	479,000	8,042,410
Walt Disney Company	48,300	1,347,087
		12,274,017
Financial Services—4.3%
Ameriprise Financial, Inc.	15,000	675,900
Berkshire Hathaway, Inc. Class A *	30	2,710,500
Charles Schwab Corporation (The)	160,000	2,753,600
E*Trade Financial Corporation *	55,000	1,483,900
Federal Home Loan Mortgage Corporation	52,500	3,202,500
Federal National Mortgage Association	75,500	3,880,700
Franklin Resources, Inc.	41,000	3,863,840
Goldman Sachs Group, Inc.	86,900	13,639,824
Legg Mason, Inc.	40,000	5,013,200
Merrill Lynch & Company, Inc.	69,000	5,434,440
Morgan Stanley	25,000	1,570,500
		44,228,904
Food Retailers—0.3%
Safeway, Inc. †	126,200	3,170,144
Forest Products & Paper—0.3%
International Paper Company	24,700	853,879
Kimberly Clark Corporation	46,100	2,664,580
		3,518,459
Health Care Providers—1.9%
Caremark Rx, Inc. *	64,000	3,147,520
DaVita, Inc. *	34,700	2,089,287
Lincare Holdings, Inc. *	26,200	1,020,752
Triad Hospitals, Inc. *†	15,900	666,210
UnitedHealth Group, Inc.	232,600	12,993,036
		19,916,805
Heavy Machinery—4.6%
American Standard Companies, Inc.	142,800	6,120,408
Applied Materials, Inc.	497,700	8,714,727
Baker Hughes, Inc.	105,200	7,195,680
Caterpillar, Inc.	203,600	14,620,516
Deere & Company	30,000	2,371,500
Rockwell Automation, Inc.	50,100	3,602,691
United Technologies Corporation	83,000	4,811,510
		47,437,032
Home Construction, Furnishings & Appliances—0.2%
Harman International Industries, Inc.	12,100	1,344,673
Leggett & Platt, Inc.	47,500	1,157,575
		2,502,248
Household Products—0.4%
Illinois Tool Works, Inc. †	39,600	3,813,876
Rohm & Haas Company	6,700	327,429
		4,141,305
Industrial—Diversified—0.1%
Tyco International Ltd.	30,400	817,152
Insurance—6.1%
ACE Ltd. (Bermuda)	97,700	5,081,377
Allstate Corporation (The)	66,000	3,439,260
American International Group, Inc.	335,300	22,159,977
Chubb Corporation	66,500	6,346,760
Hartford Financial Services Group, Inc.	46,200	3,721,410
Marsh & McLennan Companies, Inc.	140,600	4,128,016
Prudential Financial, Inc.	15,000	1,137,150
RenaissanceRe Holdings, Ltd. (Bermuda)	3,400	148,308
WellPoint, Inc. *†	200,300	15,509,229
XL Capital Ltd. Class A (Bermuda)	23,000	1,474,530
		63,146,017

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Lodging—0.5%
Las Vegas Sands Corporation *†	26,400	$1,495,824
Marriott International, Inc. Class A	20,000	1,372,000
Starwood Hotels & Resorts Worldwide, Inc.	13,800	934,674
Wynn Resorts Ltd. *†	15,000	1,152,750
		4,955,248
Media—Broadcasting & Publishing—1.6%
Cablevision Systems Corporation Class A *	25,881	691,023
CBS Corp. Class B	19,800	474,804
Clear Channel Communications, Inc.	53,600	1,554,936
Comcast Corporation Class A *†	194,200	5,080,272
E.W. Scripps Company Class A	40,000	1,788,400
Gannett Company, Inc. †	31,400	1,881,488
IAC/InterActiveCorp *†	25,000	736,750
McGraw-Hill Companies, Inc. (The)	17,000	979,540
Viacom, Inc. Class B *	86,800	3,367,840
		16,555,053
Medical Supplies—3.2%
Allergan, Inc.	52,000	5,642,000
Baxter International, Inc.	183,300	7,113,873
Beckman Coulter, Inc.	24,500	1,336,965
Credence Systems Corporation *	20,900	153,406
Johnson & Johnson	43,000	2,546,460
Kla-Tencor Corporation †	96,000	4,642,560
Medtronic, Inc.	113,100	5,739,825
Quest Diagnostics, Inc.	40,000	2,052,000
St. Jude Medical, Inc. *	40,000	1,640,000
Stryker Corporation	30,000	1,330,200
Thermo Electron Corporation *	25,700	953,213
		33,150,502
Metals—2.7%
Alcoa, Inc. †	297,300	9,085,488
Cameco Corporation (Canada) †	108,600	3,909,600
Danaher Corporation †	176,100	11,191,155
Newmont Mining Corporation	23,000	1,193,470
Precision Castparts Corporation	42,600	2,530,440
		27,910,153
Metals & Mining—0.1%
Barrick Gold Corporation (Canada)	45,800	1,247,592
Oil & Gas—7.1%
Anadarko Petroleum Corporation	11,300	1,141,413
BJ Services Company †	30,700	1,062,220
Chevron Texaco Corporation	31,572	1,830,229
ConocoPhillips †	84,100	5,310,915
Exxon Mobil Corporation	302,000	18,379,720
GlobalSantaFe Corporation	67,000	4,070,250
Halliburton Company †	17,600	1,285,152
Kinder Morgan Management LLC *	4,249	186,956
Kinder Morgan, Inc.	17,226	1,584,620
MDU Resources Group, Inc.	23,200	776,040
Occidental Petroleum Corporation	97,500	9,033,375
Royal Dutch Shell PLC Class A ADR (United Kingdom)	68,600	4,271,036
Royal Dutch Shell PLC—Class B, ADR (United Kingdom) †	21,356	1,391,343
Schlumberger Ltd.	101,600	12,859,512
Smith International, Inc.	100,000	3,896,000
Total Fina SA ADR (France)	10,000	1,317,300
Transocean, Inc. *	23,700	1,903,110
Weatherford International Ltd. *	52,800	2,415,600
Williams Companies, Inc.	25,200	539,028
XTO Energy, Inc.	22,100	962,897
		74,216,716
Pharmaceuticals—7.2%
Abbott Laboratories	82,600	3,508,021
Alcon, Inc. (Switzerland)	10,000	1,042,600
Amgen, Inc. *	89,100	6,482,025
AstraZeneca Group PLC ADR (United Kingdom)	171,500	8,614,445
Cardinal Health, Inc. †	20,000	1,490,400
Eli Lilly & Company	32,000	1,769,600
Endo Pharmaceuticals Holdings, Inc. *	22,200	728,382
Forest Laboratories, Inc. *	178,700	7,975,381
Genentech, Inc. *	50,000	4,225,500
Gilead Sciences, Inc. *	50,000	3,111,000
ImClone Systems, Inc. *†	44,200	1,503,684
McKesson Corporation	45,900	2,392,767
Medco Health Solutions, Inc. *	41,200	2,357,464
Millennium Pharmaceuticals, Inc. *†	86,200	871,482
Novartis AG (Switzerland)	30,000	1,665,605
Omnicare, Inc. †	31,500	1,732,185
Pfizer, Inc.	375,886	9,367,079
Sepracor, Inc. *†	43,300	2,113,473
Teva Pharmaceutical Industries Ltd. ADR (Israel)	82,000	3,376,760
Wyeth	215,600	10,460,912
		74,788,765
Real Estate—0.6%
General Growth Properties, Inc. REIT	16,110	787,296
Host Marriott Corporation REIT †	238,300	5,099,620
		5,886,916
Restaurants—0.4%
McDonald’s Corporation	110,800	3,807,088
Retailers—4.0%
Amazon.Com, Inc. *	25,000	912,750
Best Buy Company, Inc.	64,500	3,607,485
CVS Corporation	473,900	14,155,393
Costco Wholesale Corporation †	20,900	1,131,944
Dollar Tree Stores, Inc. *	59,300	1,640,831
eBay, Inc. *	95,400	3,726,324
Federated Department Stores	37,700	2,752,100
RadioShack Corporation	29,500	567,285
Target Corporation	142,500	7,411,425
Wal-Mart Stores, Inc.	100,000	4,724,000
Williams-Sonoma, Inc. *†	34,900	1,479,760
		42,109,297
Telecommunications—0.5%
America Movil SA de CV ADR (Mexico)	50,000	1,713,000
Nokia Corporation Sponsored ADR (Finland) †	150,000	3,108,000
		4,821,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telephone Systems—3.1%
AT&T, Inc.	343,569	$9,290,106
BellSouth Corporation	186,900	6,476,085
Qwest Communications International, Inc. *†	234,800	1,596,640
Sprint Nextel Corp.	419,600	10,842,464
TELUS Corporation Non-Voting Shares (Canada)	47,000	1,818,900
Verizon Communications, Inc.	60,300	2,053,818
		32,078,013
Textiles, Clothing & Fabrics—0.3%
Nike, Inc. Class B	43,100	3,667,810
Transportation—1.1%
Carnival Corporation	99,400	4,708,578
Expedia, Inc. *†	26,649	540,175
United Parcel Service, Inc. Class B	82,700	6,564,726
		11,813,479
TOTAL COMMON STOCKS
(Cost $825,029,122)		1,011,179,241

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.9%
Banking—0.1%
Dexia Delaware LLC
4.750%	04/13/2006		$1,500,000	1,497,625
Financial Services—0.8%
Morgan Stanley
4.750%	04/04/2006		5,000,000	4,998,021
Old Line Funding Corp., 144A
4.770%	04/19/2006	**	3,000,000	2,992,845
				7,990,866
TOTAL COMMERCIAL PAPER
(Cost $9,488,491)				9,488,491

CASH EQUIVALENTS—10.0%
Institutional Money Market Funds—0.8%
American Beacon Funds		††	708,935	708,935
BGI Institutional Funds		††	6,913,988	6,913,988
Merrimac Cash Fund— Premium Class		††	343,545	343,545
				7,966,468
Bank & Certificate Deposits/ Offshore Time Deposits—8.9%
Abbey National PLC
4.770%	04/11/2006	††	708,935	708,935
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	1,772,337	1,772,337
Bank Of Montreal
4.770%	05/02/2006	††	1,772,337	1,772,337
Bank Of Nova Scotia
4.790%	05/10/2006	††	1,772,337	1,772,337
Barclays
4.680%	04/28/2006	††	1,772,337	1,772,337
Calyon
4.750%	04/12/2006	††	2,126,803	2,126,803
Calyon
4.740%	05/09/2006	††	1,772,337	1,772,337
CIESCO
4.771%	04/27/2006	††	1,756,435	1,756,435
Clipper Receivables Corporation
4.768%	04/21/2006	††	1,772,337	1,772,337
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	1,772,337	1,772,337
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	1,417,869	1,417,869
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	2,481,271	2,481,271
Den Danske Bank
4.786%	04/07/2006	††	1,772,337	1,772,337
Fairway Finance
4.676%	04/10/2006	††	1,772,337	1,772,337
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	1,196,859	1,196,859
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	1,772,337	1,772,337
Fortis Bank
4.790%	04/05/2006	††	1,417,869	1,417,869
Fortis Bank
4.760%	04/24/2006	††	1,063,402	1,063,402
Fortis Bank
4.750%	04/24/2006	††	2,126,804	2,126,804
Govco Incorporated
4.726%	04/25/2006	††	1,772,337	1,772,337
Greyhawk Funding
4.729%	04/17/2006	††	1,772,337	1,772,337
Harris NA
4.750%	04/24/2006	††	1,772,337	1,772,337
Jupiter Securitization Corporation
4.633%	04/07/2006	††	1,772,337	1,772,337
Merrill Lynch & Co
4.865%	04/03/2006	††	8,242,307	8,242,307
Morgan Stanley & Co
4.865%	04/03/2006	††	7,089,347	7,089,347
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	1,417,869	1,417,869
Prefco
4.771%	04/25/2006	††	1,756,902	1,756,902
Rabobank Nederland
5.010%	05/31/2006	††	1,772,337	1,772,337
Ranger Funding
4.720%	04/17/2006	††	1,772,337	1,772,337
Ranger Funding
4.615%	04/03/2006	††	1,051,626	1,051,626
Royal Bank of Canada
4.765%	05/01/2006	††	2,835,737	2,835,737
Royal Bank of Canada
4.750%	04/26/2006	††	1,772,337	1,772,337
Royal Bank of Scotland
4.780%	04/06/2006	††	2,126,804	2,126,804
Royal Bank of Scotland
4.750%	04/28/2006	††	2,126,804	2,126,804
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	1,772,337	1,772,337
Societe Generale
4.790%	05/10/2006	††	1,772,337	1,772,337
Societe Generale
4.780%	05/04/2006	††	1,772,337	1,772,337
Societe Generale
4.700%	05/05/2006	††	1,772,337	1,772,337

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Svenska Handlesbanken
4.850%	04/03/2006	††	$1,462,544	$1,462,544
The Bank of the West
4.720%	04/19/2006	††	1,772,337	1,772,337
Toronto Dominion Bank
4.720%	04/18/2006	††	1,772,337	1,772,337
UBS AG
4.750%	04/21/2006	††	3,544,674	3,544,674
UBS AG
4.720%	04/19/2006	††	2,126,804	2,126,804
Wells Fargo
4.760%	04/28/2006	††	1,772,337	1,772,337
Yorktown Capital LLC
4.759%	04/06/2006	††	1,772,337	1,772,337
				92,386,090
Floating Rate Instruments/Master Notes—0.3%
Bank of America
4.770%	05/16/2006	††	1,417,869	1,417,869
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	1,772,337	1,772,337
				3,190,206
TOTAL CASH EQUIVALENTS
(Cost $103,542,764)				103,542,764

REPURCHASE AGREEMENTS—2.1%
IBT Repurchase Agreement dated 3/31/2006 due 4/03/2006, with a maturity value of $21,668,330 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates ranging from 4.875% to 8.125%, maturity dates ranging from 3/25/2023 to 4/20/2034 and an aggregate market value of $22,743,881.			21,660,840	21,660,840
TOTAL INVESTMENTS—110.2%
(Cost $959,721,217)				1,145,871,336
Other assets less liabilities—(10.2%)				(106,057,152)
NET ASSETS—100.0%				$1,039,814,184

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.26% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—98.7%
Advertising—0.2%
Aquantive, Inc. *†	13,400	$315,436
Monster Worldwide, Inc. *	38,200	1,904,652
Valueclick, Inc. *†	22,700	384,084
WPP Group PLC, Sponsored ADR (United Kingdom)	39,400	2,364,000
		4,968,172
Aerospace & Defense—0.6%
Boeing Company (The)	91,600	7,138,388
European Aeronautic Defense and Space Company (Netherlands) †	33,400	1,405,662
General Dynamics Corporation	37,000	2,367,260
Heico Corporation Class A	400	10,892
Lockheed Martin Corporation	44,400	3,335,772
Northrop Grumman Corporation	52,000	3,551,080
Orbital Sciences Corporation *†	5,900	93,338
		17,902,392
Airlines—0.4%
AMR Corporation *†	334,900	9,059,045
Alaska Air Group, Inc. *	5,400	191,430
UAL Corp. *	61,000	2,435,730
		11,686,205
Apparel Retailers—0.8%
AnnTaylor Stores Corporation *	35,900	1,320,761
Claire’s Stores, Inc.	50,700	1,840,917
Dress Barn, Inc. *†	20,000	959,000
Kohl’s Corporation *	349,300	18,516,393
Payless Shoesource, Inc. *†	23,000	526,470
		23,163,541
Automotive—1.0%
Autoliv, Inc.	31,200	1,765,296
Autonation, Inc. *†	91,200	1,965,360
Harley-Davidson, Inc. †	278,700	14,458,956
ITT Industries, Inc.	163,300	9,180,726
		27,370,338
Banking—2.7%
American Express Company	135,600	7,125,780
AmeriCredit Corporation *†	120,300	3,696,819
Bank of America Corporation	35,200	1,603,008
Bank of Hawaii Corporation	22,300	1,188,813
Citigroup, Inc.	406,000	19,175,380
Golden West Financial Corporation	42,300	2,872,170
Hudson City Bancorp, Inc.	72,600	964,854
Nelnet, Inc. Class A *	15,400	641,410
State Street Corporation	13,500	815,805
Wells Fargo & Company	588,600	37,593,882
		75,677,921
Beverages, Food & Tobacco—3.6%
Altria Group, Inc.	77,500	5,491,650
Anheuser-Busch Companies, Inc. †	592,600	25,345,502
Archer-Daniels-Midland Company	102,900	3,462,585
Bunge Ltd.	12,100	674,091
Coca-Cola Company (The)	620,200	25,967,774
Dean Foods Company *	33,900	1,316,337
Diageo Plc, Sponsored ADR (United Kingdom) †	9,500	602,585
Pepsico, Inc.	626,700	36,216,993
Seaboard Corporation	60	95,640
Supervalu, Inc.	55,100	1,698,182
Tyson Foods, Inc. Class A †	29,700	408,078
		101,279,417
Building Materials—1.7%
Champion Enterprises, Inc. *	390,100	5,835,896
Chemed Corporation	900	53,406
Comfort Systems USA, Inc.	9,800	132,300
Eagle Materials, Inc. †	10,800	688,608
Home Depot, Inc.	520,600	22,021,380
Ikon Office Solutions, Inc.	25,800	367,650
Lowe’s Companies, Inc. †	284,100	18,307,404
Vulcan Materials Company	18,300	1,585,695
		48,992,339
Chemicals—1.0%
Aber Diamond Corp. (Canada) †	18,400	744,648
Cytec Industries, Inc.	45,800	2,748,458
Ecolab, Inc.	162,800	6,218,960
Monsanto Company	53,800	4,559,550
Mosaic Company (The) *	8,400	120,540
Potash Corporation of Saskatchewan, Inc. (Canada) †	61,740	5,438,677
Praxair, Inc.	155,600	8,581,340
Tokuyama Corp. (Japan)	10,000	169,713
USEC, Inc.	79,200	954,360
		29,536,246
Coal—0.9%
Alpha Natural Resources, Inc. *	71,600	1,656,824
Consol Energy, Inc.	168,200	12,473,712
Foundation Coal Holdings, Inc. †	31,300	1,287,682
Peabody Energy Corporation	188,800	9,517,408
		24,935,626
Commercial Services—3.8%
ABB, Ltd., Sponsored ADR (Switzerland) *	138,200	1,734,404
Accenture Ltd. Class A (Bermuda)	317,500	9,547,225
Allied Waste Industries, Inc. *†	345,500	4,228,920
Apollo Group, Inc. Class A *	139,800	7,340,898
Celgene Corporation *†	511,000	22,596,420
Cintas Corporation †	336,800	14,354,416
Clean Harbors, Inc. *†	42,100	1,249,107
Corporate Executive Board Company	12,900	1,301,610
Cytyc Corporation *	14,000	394,520
Digitas, Inc. *	135,750	1,954,800
Dollar Thrifty Automotive Group, Inc. *	19,500	885,300
Fluor Corporation	17,200	1,475,760
Forrester Research, Inc. *	14,684	327,747
Jacobs Engineering Group, Inc. *	20,400	1,769,496
JGC Corporation (Japan)	57,000	1,124,924
MoneyGram International, Inc.	9,000	276,480
Paychex, Inc.	546,850	22,781,771
Pharmaceutical Product Development, Inc.	12,800	443,008
Republic Services, Inc.	63,000	2,678,130
Robert Half International, Inc.	7,500	289,575
StarTek, Inc.	5,200	122,512

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Washington Group International, Inc.		45,797	$2,628,290
Waste Management, Inc.		214,000	7,554,200
			107,059,513
Communications—2.3%
American Tower Corporation Class A	*	53,800	1,631,216
Avaya, Inc.	*†	789,400	8,920,220
Ciena Corporation	*†	384,000	2,000,640
Comverse Technology, Inc.	*	12,400	291,772
Corning, Inc.	*	522,000	14,047,020
Foundry Networks, Inc.	*	124,800	2,266,368
Harris Corporation		12,900	610,041
L-3 Communications Holdings, Inc.		39,000	3,345,810
Marvell Technology Group Ltd. (Bermuda)	*	11,600	627,560
Motorola, Inc.		76,000	1,741,160
Powerwave Technologies, Inc.	*†	38,400	518,016
Qualcomm, Inc.		410,200	20,760,222
XM Satellite Radio Holdings, Inc. Class A	*†	379,700	8,455,919
			65,215,964
Computer Software & Processing—12.5%
Activision, Inc.	*	157,587	2,173,125
Affiliated Computer Services, Inc. Class A	*	5,800	346,028
Art Technology Group, Inc.	*	133,880	429,755
Aspen Technology, Inc.	*†	52,000	657,800
Autodesk, Inc.	*	286,500	11,035,980
Automatic Data Processing, Inc.		883,600	40,362,848
CA, Inc.	†	441,000	11,999,610
CACI International, Inc. Class A	*	7,900	519,425
Cerner Corporation	*†	53,300	2,529,085
Checkfree Corporation	*	14,500	732,250
Citrix Systems, Inc.	*	131,500	4,983,850
Cognos, Inc. (Canada)	*	25,000	972,500
Computer Sciences Corporation	*	53,500	2,971,925
Computer Task Group, Inc.	*	4,000	17,000
Cybersource Corporation	*	4,200	46,872
Electronic Arts, Inc.	*	341,100	18,664,992
Electronic Data Systems Corporation		84,900	2,277,867
F5 Networks, Inc.	*	4,705	341,065
Factset Research Systems, Inc.		11,500	510,025
Fair Isaac Corporation		72,200	2,860,564
First Data Corporation		454,200	21,265,644
Gartner Group, Inc. Class A	*	104,300	1,454,985
Google, Inc. Class A	*	140,750	54,892,500
Infosys Technologies Sponsored ADR (India)		38,900	3,028,754
Intergraph Corporation	*	29,900	1,245,634
Intuit, Inc.	*	30,800	1,638,252
Juniper Networks, Inc.	*	320,300	6,124,136
Linktone, Ltd., ADR (Cayman Islands)	*	106,600	698,230
Manhattan Associates, Inc.	*	15,100	332,200
McAfee, Inc.	*	35,600	866,148
Microsoft Corporation		3,242,470	88,227,609
NAVTEQ Corporation	*	65,400	3,312,510
Nvidia Corporation	*	5,400	309,204
Oracle Corporation	*†	1,219,800	16,699,062
Red Hat, Inc.	*†	24,600	688,308
SAP AG ADR (Germany)	†	132,500	7,197,400
Symantec Corporation	*	39,800	669,834
Synopsys, Inc.	*	251,500	5,621,025
Tencent Holdings, Ltd. (Cayman Islands)		190,000	319,058
Vignette Corporation	*	46,200	681,450
Yahoo!, Inc.	*	1,134,700	36,605,422
			356,309,931
Computers—0.1%
Acer, Inc. (Taiwan)		183,000	335,786
Sun Microsystems, Inc.	*	249,500	1,279,935
			1,615,721
Computers & Information—6.0%
Apple Computer, Inc.	*	21,400	1,342,208
Cisco Systems, Inc.	*	2,298,000	49,797,660
Dell, Inc.	*	1,170,500	34,834,080
EMC Corporation	*	808,300	11,017,129
Extreme Networks, Inc.	*	36,700	184,234
Hewlett-Packard Company		108,700	3,576,230
International Business Machines Corporation		556,000	45,853,320
International Game Technology		376,200	13,249,764
Komag, Inc.	*†	34,900	1,661,240
ScanSource, Inc.	*	8,400	507,444
Seagate Technology (Cayman Islands)	†	73,200	1,927,356
Western Digital Corporation	*	163,500	3,176,805
Zebra Technologies Corporation Class A	*	60,900	2,723,448
			169,850,918
Cosmetics & Personal Care—1.1%
Colgate-Palmolive Company		24,200	1,381,820
Procter & Gamble Company		518,835	29,895,273
			31,277,093
Diversified—2.4%
3M Company		9,200	696,348
General Electric Company		1,877,400	65,295,972
Hexcel Corporation	*	68,200	1,498,354
			67,490,674
Electric Utilities—0.2%
NRG Energy, Inc.	*	11,600	524,552
Ormat Technologies, Inc.		7,300	278,130
PG&E Corporation		90,300	3,512,670
Suez SA, ADR (France)		9,500	374,775
TXU Corporation		40,200	1,799,352
			6,489,479
Electrical Equipment—0.3%
Emerson Electric Company		61,600	5,151,608
Energizer Holdings, Inc.	*	65,200	3,455,600
Littelfuse, Inc.	*	1,600	54,608
			8,661,816
Electronics—5.0%
ASM Lithography Holdings NV New York Registered Shares (Netherlands)	*†	364,021	7,415,108
AVX Corporation	†	53,700	950,490
Advanced Micro Devices, Inc.	*	199,800	6,625,368
Agilent Technologies, Inc.	*	18,000	675,900
Applied Micro Circuits Corporation	*	298,130	1,213,389

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
ATI Technologies, Inc. (Canada) *	95,800	$1,645,844
Avnet, Inc. *	51,100	1,296,918
Cymer, Inc. *	14,400	654,336
Emcor Group, Inc. *	12,200	605,852
Emcore Corporation *†	17,400	177,828
Flir Systems, Inc. *†	181,200	5,147,892
Freescale Semiconductor, Inc. Class B *	132,500	3,679,525
Garmin Ltd. (Cayman Islands) †	106,949	8,494,959
Intel Corporation	1,450,300	28,063,305
Jabil Circuit, Inc. *	66,100	2,833,046
LSI Logic Corporation *†	40,000	462,400
Linear Technology Corporation	371,600	13,035,728
Maxim Integrated Products, Inc.	357,200	13,269,980
MEMC Electronics Materials, Inc. *†	108,500	4,005,820
Micron Technology, Inc. *	512,700	7,546,944
Novellus Systems, Inc. *	39,600	950,400
QLogic Corporation *	102,600	1,985,310
Rambus, Inc. *†	46,900	1,845,046
Raytheon Company	29,800	1,366,032
Rockwell Collins, Inc.	29,800	1,679,230
Siliconware Precision Industries Co., ADR (Taiwan) †	43,700	281,865
Sycamore Networks, Inc. *	92,100	432,870
Texas Instruments, Inc.	563,800	18,306,586
Vimicro International Corp., ADR *	7,700	138,600
Xilinx, Inc.	243,900	6,209,694
		140,996,265
Entertainment & Leisure—1.0%
Callaway Golf Company	8,000	137,600
Gaylord Entertainment Company *†	6,400	290,432
International Speedway Corporation Class A	32,100	1,633,890
Li Ning Co., Ltd. (Cayman Islands)	296,000	283,597
Time Warner, Inc.	221,400	3,717,306
Walt Disney Company	771,200	21,508,768
		27,571,593
Financial Services—8.8%
Charles Schwab Corporation (The)	1,964,650	33,811,626
Chicago Mercantile Exchange	21,600	9,666,000
Countrywide Financial Corporation	384,100	14,096,470
E*Trade Financial Corporation *	220,600	5,951,788
Federal Agricultural Mortgage Corporation	11,100	326,562
Franklin Resources, Inc.	261,300	24,624,912
GFI Group, Inc. *	27,900	1,448,289
Goldman Sachs Group, Inc.	627,700	98,523,792
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	126,000	758,991
IntercontinentalExchange, Inc. *†	30,500	2,106,025
International Securities Exchange, Inc.	5,250	218,662
Legg Mason, Inc.	186,000	23,311,380
Merrill Lynch & Company, Inc.	132,000	10,396,320
Moody’s Corporation	170,000	12,148,200
Nasdaq Stock Market Inc. *†	152,600	6,110,104
New Century Financial Corporation REIT †	8,000	368,160
Nomura Holdings, Inc., ADR (Japan)	8,900	197,313
optionsXpress Holdings, Inc.	84,400	2,454,352
TD Ameritrade Holding Corp.	194,939	4,068,377
TSX Group, Inc. (Canada)	4,400	197,868
		250,785,191
Food Retailers—0.3%
Kroger Company *	16,900	344,084
Panera Bread Company Class A *	13,800	1,037,484
Safeway, Inc.	57,800	1,451,936
Starbucks Corporation *	91,200	3,432,768
Whole Foods Market, Inc.	23,700	1,574,628
		7,840,900
Forest Products & Paper—0.4%
Martin Marietta Materials, Inc.	80,400	8,605,212
Sino-Forest Corp.—Class A (Canada) *	32,700	183,447
Stella-Jones, Inc. (Canada)	3,600	57,024
Stella-Jones, Inc. (Canada)	14,200	225,329
Weyerhaeuser Company	46,600	3,375,238
		12,446,250
Health Care Providers—1.0%
American Retirement Corporation *	14,100	361,242
Caremark Rx, Inc. *	57,700	2,837,686
Edwards Lifesciences Corporation *	8,300	361,050
Express Scripts, Inc. *	112,200	9,862,380
Healthways, Inc. *†	3,400	173,196
I-Trax, Inc. *	5,400	18,306
UnitedHealth Group, Inc.	285,370	15,940,768
		29,554,628
Heavy Construction—0.0%
Foster Wheeler, Ltd. (Bermuda) *	10,000	473,100
Perini Corp. *	10,700	324,959
		798,059
Heavy Machinery—2.9%
American Standard Companies, Inc.	219,900	9,424,914
Applied Materials, Inc.	425,500	7,450,505
Bucyrus International, Inc. Class A	24,300	1,171,017
Cascade Corporation	500	26,425
Caterpillar, Inc.	341,500	24,523,115
Chicago Bridge & Iron Company NV NY Shares (Netherlands)	344,700	8,272,800
Hexagon AB—Class B (Sweden) *	4,700	159,600
Intermec, Inc. *	191,300	5,836,563
Joy Global, Inc.	252,575	15,096,408
Kaydon Corporation	4,000	161,440
Lam Research Corporation *†	21,900	941,700
Manitowoc Company	10,200	929,730
National-Oilwell Varco, Inc. *	104,000	6,668,480
SPX Corporation	12,500	667,750
		81,330,447
Home Construction, Furnishings & Appliances—0.2%
Johnson Controls, Inc.	82,800	6,287,004
Whirlpool Corporation	8,700	795,789
		7,082,793

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Household Products—0.3%
Newell Rubbermaid, Inc.	316,000	$7,960,040

Insurance—4.7%
Aetna, Inc.	420,400	20,658,456
American International Group, Inc.	1,039,850	68,723,686
Arch Capital Group Ltd. (Bermuda) *	3,000	173,220
Aspen Insurance Holdings, Ltd. (Bermuda)	1,800	44,388
Genworth Financial, Inc. Class A	92,800	3,102,304
HCC Insurance Holdings, Inc.	10,100	351,480
Health Net, Inc. *	134,900	6,855,618
Humana, Inc. *	129,400	6,812,910
Leucadia National Corporation †	83,100	4,957,746
Loews Corporation	38,700	3,916,440
MBIA, Inc. †	57,742	3,472,026
Prudential Financial, Inc.	17,600	1,334,256
Swiss Reinsurance (Switzerland)	3,570	248,944
WellPoint, Inc. *	110,100	8,525,043
WR Berkley Corporation	41,700	2,421,102
XL Capital Ltd. Class A (Bermuda)	14,300	916,773
Zenith National Insurance Corporation	16,100	774,893
		133,289,285
Lodging—0.5%
Choice Hotels International, Inc.	53,300	2,440,074
Hilton Hotels Corporation	447,300	11,388,258
Marriott International, Inc. Class A	22,400	1,536,640
		15,364,972
Media—Broadcasting & Publishing—2.4%
CBS Corp. Class B	82,150	1,969,957
Clear Channel Communications, Inc.	33,700	977,637
Comcast Corporation Class A *†	20,700	541,512
DIRECTV Group, Inc. (The) *	634,200	10,400,880
Gannett Company, Inc.	456,200	27,335,504
IAC/InterActiveCorp *†	578,200	17,039,554
Liberty Media Corporation Class A *	476,900	3,915,349
McGraw-Hill Companies, Inc. (The)	69,900	4,027,638
Playboy Enterprises, Inc. Class B *†	7,500	106,500
Viacom, Inc. Class B *	35,250	1,367,700
		67,682,231
Medical Equipment & Supplies—0.2%
Abaxis, Inc. *	5,700	129,276
Hologic, Inc. *	83,000	4,594,050
Intermagnetics General Corporation *	13,200	330,660
		5,053,986
Medical Supplies—4.2%
Allergan, Inc.	49,075	5,324,646
Analogic Corporation	3,800	251,560
Applera Corporation—Applied Biosystems Group	13,300	360,962
Becton, Dickinson & Company	19,200	1,182,336
Boston Scientific Corporation *†	344,100	7,931,505
Fisher Scientific International *	123,200	8,383,760
Guidant Corporation	17,400	1,358,244
Haemonetics Corporation *	11,900	604,163
Johnson & Johnson	693,500	41,069,070
Medtronic, Inc.	955,300	48,481,475
Millipore Corporation *†	16,100	1,176,266
St. Jude Medical, Inc. *	101,300	4,153,300
Steris Corporation	14,500	357,860
		120,635,147
Metals—2.1%
Agnico-Eagle Mines, Ltd. (Canada) †	17,400	529,830
Allegheny Technologies, Inc.	184,900	11,312,182
Cameco Corporation (Canada)	110,700	3,987,992
Phelps Dodge Corporation	110,000	8,858,300
Precision Castparts Corporation	41,300	2,453,220
RTI International Metals, Inc. *	162,800	8,929,580
Shaw Group, Inc. (The) *†	94,100	2,860,640
Steel Dynamics, Inc.	2,700	153,171
Titanium Metals Corporation *†	436,202	21,177,607
Valmont Industries, Inc.	3,700	155,548
		60,418,070
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	41,700	2,492,409

Miscellaneous—0.0%
Li & Fung Ltd. (Hong Kong)	324,000	729,708

Oil & Gas—2.9%
Apache Corporation	109,400	7,166,794
Atwood Oceanics, Inc. *†	8,500	858,585
BJ Services Company	8,600	297,560
ConocoPhillips	158,958	10,038,224
Devon Energy Corporation	32,800	2,006,376
EOG Resources, Inc. †	40,600	2,923,200
Frontier Oil Corporation	63,800	3,786,530
Headwaters, Inc. *†	21,500	855,485
Helmerich & Payne, Inc.	47,200	3,295,504
Nabors Industries Ltd. *	17,300	1,238,334
Newfield Exploration Company *	16,800	703,920
Occidental Petroleum Corporation	98,100	9,088,965
Oceaneering International, Inc. *	5,400	309,420
Plains Exploration & Production Company *	51,300	1,982,232
Quicksilver Resources, Inc. *†	27,224	1,052,480
Schlumberger Ltd.	13,600	1,721,352
Smith International, Inc. †	543,100	21,159,176
Sunoco, Inc. †	47,200	3,661,304
Tesoro Petroleum Corporation	20,300	1,387,302
Tidewater, Inc.	23,000	1,270,290
Valero Energy Corporation	106,500	6,366,570
Williams Companies, Inc.	36,800	787,152
		81,956,755
Pharmaceuticals—6.1%
AmerisourceBergen Corporation	75,900	3,663,693
Amgen, Inc. *	386,600	28,125,150
Amylin Pharmaceuticals, Inc. *	5,400	264,330
Biogen Idec, Inc. *†	354,100	16,678,110
Cardinal Health, Inc.	53,300	3,971,916
Cephalon, Inc. *†	10,100	608,525
Cubist Pharmaceuticals, Inc. *†	8,900	204,433
Elan Corporation PLC ADR (Ireland) *†	580,300	8,379,532

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Endo Pharmaceuticals Holdings, Inc.	*	51,700	$1,696,277
Forest Laboratories, Inc.	*	11,800	526,634
Genentech, Inc.	*	415,300	35,097,003
Genzyme Corporation	*	147,700	9,928,394
Gilead Sciences, Inc.	*	195,100	12,139,122
Hospira, Inc.	*	16,500	651,090
Invitrogen Corporation	*	14,200	995,846
KOS Pharmaceuticals, Inc.	*	29,200	1,394,884
McKesson Corporation		65,300	3,404,089
Merck & Company, Inc.		103,100	3,632,213
Meridian Bioscience, Inc.		20,600	555,788
Neurocrine Biosciences, Inc.	*†	15,900	1,026,186
Omnicare, Inc.	†	305,700	16,810,443
Onyx Pharmaceuticals, Inc.	*†	4,000	105,040
Pfizer, Inc.		359,500	8,958,740
Schering-Plough Corporation		304,900	5,790,051
Shire Pharmaceuticals Group PLC (United Kingdom)		86,900	4,039,981
Sigma Aldrich Corporation	†	11,300	743,427
Teva Pharmaceutical Industries Ltd. ADR (Israel)		53,600	2,207,248
Vertex Pharmaceuticals, Inc.	*†	17,100	625,689
			172,223,834
Real Estate—0.1%
CB Richard Ellis Group, Inc. Class A	*	30,500	2,461,350
Prologis REIT		30,200	1,615,700
Sinochem Hong Kong Holding, Ltd. (Bermuda)	*	736,600	227,485
			4,304,535
Restaurants—0.2%
Buffalo Wild Wings, Inc.	*†	19,500	810,810
Darden Restaurants, Inc.		93,200	3,823,996
Luby’s, Inc.	*	33,100	413,419
			5,048,225
Retailers—6.6%
Amazon.Com, Inc.	*†	536,600	19,591,266
Circuit City Stores, Inc.		151,100	3,698,928
Costco Wholesale Corporation		24,000	1,299,840
Dillard’s, Inc. Class A		43,800	1,140,552
eBay, Inc.	*	1,498,700	58,539,222
Fastenal Company	†	337,700	15,986,718
JC Penney Company, Inc. (Holding Company)		4,100	247,681
Longs Drug Stores Corporation	†	38,100	1,763,268
MarineMax, Inc.	*†	16,500	553,080
Men’s Wearhouse, Inc.		16,000	575,040
Office Depot, Inc.	*	35,100	1,307,124
Takashimaya Company Ltd. (Japan)	†	64,000	978,726
Target Corporation		335,600	17,454,556
Walgreen Company		94,000	4,054,220
Wal-Mart Stores, Inc.	†	1,114,100	52,630,084
Williams-Sonoma, Inc.	*†	150,200	6,368,480
Zumiez, Inc.	*	10,200	623,220
			186,812,005
Retirement/Aged Care—0.0%
Brookdale Senior Living, Inc.	†	15,400	581,350
Capital Senior Living Corp.	*	27,600	309,120
Emeritus Corp.	*	10,000	216,000
			1,106,470
Telecommunications—2.0%
Lucent Technologies, Inc.	*†	841,200	2,565,660
Nokia Corporation Sponsored ADR (Finland)	†	2,553,900	52,916,808
Telefonaktiebolaget LM Ericsson ADR (Sweden)		21,700	818,524
Tellabs, Inc.	*	43,100	685,290
			56,986,282
Telephone Systems—0.6%
AT&T, Inc.		13,000	351,520
Global Payments, Inc.		86,400	4,580,064
Level 3 Communications, Inc.	*	27,100	140,378
Qwest Communications International, Inc.	*	16,200	110,160
Redback Networks, Inc.	*†	48,900	1,060,641
Sprint Nextel Corp.		454,900	11,754,616
Time Warner Telecom, Inc. Class A	*	16,300	292,585
			18,289,964
Textiles, Clothing & Fabrics—1.4%
Coach, Inc.	*	118,200	4,087,356
Gymboree Corporation	*	14,500	377,580
Kellwood Company		12,700	398,653
Nike, Inc. Class B		104,900	8,926,990
Polo Ralph Lauren Corporation		18,600	1,127,346
Puma AG Rudolf Dassler Sport (Germany)	*†	58,875	22,337,472
Quiksilver, Inc.	*	93,400	1,294,524
Steven Madden Ltd.		2,565	91,057
			38,640,978
Transportation—3.1%
Alexander & Baldwin, Inc.	†	126,859	6,048,637
Burlington Northern Santa Fe Corporation		56,100	4,674,813
Canadian Pacific Railway Ltd. (Canada)	†	79,300	3,962,621
Expedia, Inc.	*†	770,000	15,607,900
FedEx Corporation		90,600	10,232,364
Florida East Coast Industries		15,600	840,840
Forward Air Corporation		27,975	1,043,188
HUB Group, Inc. Class A	*	28,340	1,291,737
Kansas City Southern	*†	231,400	5,715,580
Kirby Corporation	*	12,400	844,564
Laidlaw International, Inc.		22,747	618,718
Landstar System, Inc.		104,992	4,632,247
Norfolk Southern Corporation		267,100	14,442,097
Shun TAK Holdings, Ltd. (Hong Kong)		374,000	533,725
Thor Industries, Inc.		72,960	3,893,146
UTI Worldwide, Inc. (Luxembourg)		150,966	4,770,526
United Parcel Service, Inc. Class B		97,200	7,715,736
			86,868,439
Wire & Cable Products—0.0%
Insteel Industries, Inc.		5,700	323,646
TOTAL COMMON STOCKS
(Cost $2,400,026,797)			2,804,076,413

RIGHTS—0.0%
Heavy Machinery—0.0%
Hexagon Ab-B Rights Expiration Date: 12/04/2006 (Sweden)
(Cost $—)		4,700	16,032

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—12.2%
Institutional Money Market Funds—0.9%
American Beacon Funds		††	$2,381,461	$2,381,461
BGI Institutional Funds		††	232,225,541	23,225,541
Merrimac Cash Fund— Premium Class		††	1,154,039	1,154,039
				26,761,041
Bank & Certificate Deposits/ Offshore Time Deposits—10.9%
Abbey National PLC
4.770%	04/11/2006	††	2,381,461	2,381,461
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	5,953,653	5,953,653
Bank Of Montreal
4.770%	05/02/2006	††	5,953,653	5,953,653
Bank Of Nova Scotia
4.790%	05/10/2006	††	5,953,653	5,953,653
Barclays
4.680%	04/28/2006	††	5,953,653	5,953,653
Calyon
4.750%	04/12/2006	††	7,144,383	7,144,383
Calyon
4.740%	05/09/2006	††	5,953,653	5,953,653
CIESCO
4.771%	04/27/2006	††	5,900,235	5,900,235
Clipper Receivables Corporation
4.768%	04/21/2006	††	5,953,653	5,953,653
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	5,953,653	5,953,653
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	4,762,922	4,762,922
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	8,335,114	8,335,114
Den Danske Bank
4.786%	04/07/2006	††	5,953,653	5,953,653
Fairway Finance
4.676%	04/10/2006	††	5,953,653	5,953,653
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	4,020,502	4,020,502
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	5,953,653	5,953,653
Fortis Bank
4.790%	04/05/2006	††	4,762,922	4,762,922
Fortis Bank
4.760%	04/24/2006	††	3,572,192	3,572,192
Fortis Bank
4.750%	04/24/2006	††	7,144,383	7,144,383
Govco Incorporated
4.726%	04/25/2006	††	5,953,653	5,953,653
Greyhawk Funding
4.729%	04/17/2006	††	5,953,653	5,953,653
Harris NA
4.750%	04/24/2006	††	5,953,653	5,953,653
Jupiter Securitization Corporation
4.633%	04/07/2006	††	5,953,653	5,953,653
Merrill Lynch & Co
4.865%	04/03/2006	††	27,687,645	27,687,645
Morgan Stanley & Co
4.865%	04/03/2006	††	23,814,611	23,814,611
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	4,762,922	4,762,922
Prefco
4.771%	04/25/2006	††	5,901,806	5,901,806
Rabobank Nederland
5.010%	05/31/2006	††	$5,953,653	5,953,653
Ranger Funding
4.720%	04/17/2006	††	5,953,653	5,953,653
Ranger Funding
4.615%	04/03/2006	††	3,532,633	3,532,633
Royal Bank of Canada
4.765%	05/01/2006	††	9,525,844	9,525,844
Royal Bank of Canada
4.750%	04/26/2006	††	5,953,653	5,953,653
Royal Bank of Scotland
4.780%	04/06/2006	††	7,144,383	7,144,383
Royal Bank of Scotland
4.750%	04/28/2006	††	7,144,383	7,144,383
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	5,953,653	5,953,653
Societe Generale
4.790%	05/10/2006	††	5,953,653	5,953,653
Societe Generale
4.780%	05/04/2006	††	5,953,653	5,953,653
Societe Generale
4.700%	05/05/2006	††	5,953,653	5,953,653
Svenska Handlesbanken
4.850%	04/03/2006	††	4,192,997	4,912,997
The Bank of the West
4.720%	04/19/2006	††	5,953,653	5,953,653
Toronto Dominion Bank
4.720%	04/18/2006	††	5,953,653	5,953,653
UBS AG
4.750%	04/21/2006	††	11,907,305	11,907,305
UBS AG
4.720%	04/19/2006	††	7,144,383	7,144,383
Wells Fargo
4.760%	04/28/2006	††	5,953,653	5,953,653
Yorktown Capital LLC
4.759%	04/06/2006	††	5,953,653	5,953,653
				310,344,351
Floating Rate Instruments/Master Notes—0.4%
Bank of America
4.770%	05/16/2006	††	4,762,915	4,762,915
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	5,953,653	5,953,653
				10,716,568
TOTAL CASH EQUIVALENTS
(Cost $347,821,960)				347,821,960

REPURCHASE AGREEMENTS—1.3%
IBT Repurchase Agreement dated 3/31/2006 due 4/03/2006, with a maturity value of $35,884,583 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates ranging from 5% to 7.875%, maturity dates ranging from 11/25/2021 to 08/20/2034 and an aggregate market value of $37,665,786.			35,872,177	35,872,177
TOTAL INVESTMENTS—112.2%
(Cost $2,783,720,935)				3,187,786,582
Other assets less liabilities—(12.2%)				(346,692,657)
NET ASSETS—100.0%				$2,841,093,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
Growth Fund

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.7%
Advertising—1.0%
Getty Images, Inc.	*†	26,700	$1,999,296
Lamar Advertising Company	*†	172,900	9,097,998
Marchex, Inc. Class B	*†	134,900	2,900,350
			13,997,644
Aerospace & Defense—0.2%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)	†	87,100	3,209,635

Apparel Retailers—0.9%
AnnTaylor Stores Corporation	*	134,400	4,944,576
Christopher & Banks Corporation		269,000	6,243,490
Finish Line Class A		101,800	1,674,610
			12,862,676
Automotive—2.6%
Autoliv, Inc.		144,200	8,158,836
General Motors Corporation	†	638,000	13,570,260
Oshkosh Truck Corporation		216,500	13,474,960
			35,204,056
Banking—0.8%
Investors Financial Services Corporation		247,100	11,581,577

Beverages, Food & Tobacco—0.2%
Constellation Brands, Inc. Class A	*	97,100	2,432,355

Bio-Technology—0.3%
deCODE genetics, Inc.	*†	428,500	3,715,095

Building Materials—1.9%
Cemex SA de CV Sponsored ADR (Mexico)	†	204,394	13,342,840
Interline Brands, Inc.	*	252,300	6,365,529
Vulcan Materials Company		65,900	5,710,235
			25,418,604
Chemicals—0.3%
Potash Corporation of Saskatchewan, Inc. (Canada)	†	49,700	4,378,073

Commercial Services—10.6%
Accenture Ltd. Class A (Bermuda)		210,500	6,329,735
Advisory Board Company (The)	*	129,600	7,227,792
Apollo Group, Inc. Class A	*	182,300	9,572,573
CV Therapeutics, Inc.	*†	138,600	3,060,288
Cytyc Corporation	*	157,300	4,432,714
DeVry, Inc.	*†	292,100	6,651,117
Digitas, Inc.	*	270,900	3,900,960
Dun & Bradstreet Company	*	41,200	3,159,216
Education Management Corporation	*	246,500	10,254,400
Heartland Payment Systems, Inc.	*†	164,100	4,064,757
Korn Ferry International	*	383,000	7,809,370
Laureate Education, Inc.	*	121,700	6,496,346
Manpower, Inc.		123,200	7,044,576
Mobile Mini, Inc.	*	210,200	6,499,384
Moody’s Corporation		34,600	2,472,516
Myriad Genetics, Inc.	*	44,600	1,163,614
Navigant Consulting, Inc.	*	241,000	5,145,350
Republic Services, Inc.		353,300	15,018,783
Resources Connection, Inc.	*	206,300	5,138,933
RR Donnelley & Sons Company		161,700	5,290,824
Senomyx, Inc.	*	334,523	5,506,249
Stericycle, Inc.	*	51,800	3,502,716
Symyx Technologies, Inc.	*	167,300	4,640,902
Waste Connections, Inc.	*†	138,600	5,517,666
Weight Watchers International, Inc.		84,900	4,363,860
			144,264,641
Communications—1.4%
American Tower Corporation Class A	*†	344,700	10,451,304
SBA Communications Corporation	*	116,200	2,720,242
XM Satellite Radio Holdings, Inc. Class A	*†	258,100	5,747,887
			18,919,433
Computer Software & Processing—9.2%
Activision, Inc.	*	821,399	11,327,092
Adobe Systems, Inc.	*	59,800	2,088,216
Affiliated Computer Services, Inc. Class A	*	57,000	3,400,620
Agile Software Corporation	*	307,500	2,346,225
Alliance Data Systems Corporation	*†	183,400	8,577,618
CNET Networks, Inc.	*†	1,259,300	17,894,653
Ceridian Corporation	*	122,900	3,127,805
Check Point Software Technologies Ltd. (Israel)	*	168,700	3,377,374
Choicepoint, Inc.	*	131,000	5,862,250
Citrix Systems, Inc.	*	76,000	2,880,400
DST Systems, Inc.	*	73,100	4,235,414
Digital Insight Corporation	*	31,300	1,139,320
Electronics for Imaging	*	127,300	3,560,581
Factset Research Systems, Inc.		186,500	8,271,275
Fidelity National Information Services, Inc.	†	161,300	6,540,715
Global Cash Access, Inc.	*	81,000	1,419,120
IMS Health, Inc.		199,500	5,141,115
Jack Henry & Associates, Inc.		317,900	7,270,373
Kronos, Inc.	*†	62,700	2,344,353
National Instruments Corporation		79,300	2,586,766
Open Solutions, Inc.	*†	201,700	5,508,427
RSA Security, Inc.	*†	206,700	3,708,198
RightNow Technologies, Inc.	*†	186,200	2,954,994
Skillsoft PLC ADR (Ireland)	*	420,600	2,203,944
Take-Two Interactive Software, Inc.	*†	307,700	5,741,682
Verint Systems, Inc.	*	38,800	1,372,356
			124,880,886
Computers & Information—1.8%
Dell, Inc.	*	667,000	19,849,920
Micros Systems, Inc.	*	50,700	2,335,749
Rackable Systems, Inc.	*	34,200	1,807,470
			23,993,139
Containers & Packaging—0.2%
Sealed Air Corporation		40,400	2,337,948

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
E-Commerce—0.1%
Blue Nile, Inc.	*†	28,900	$1,016,991

Electrical Equipment—0.3%
Acuity Brands, Inc.		48,600	1,944,000
Ametek, Inc.		58,800	2,643,648
			4,587,648
Electronics—3.2%
ASM Lithography Holdings NV New York Registered Shares (Netherlands)	*	124,500	2,536,065
Broadcom Corporation Class A	*	60,450	2,609,022
Cymer, Inc.	*†	103,400	4,698,496
DRS Technologies, Inc.		34,100	1,871,067
Fairchild Semiconductor International, Inc.	*†	100,500	1,916,535
Integrated Device Technology, Inc.	*	311,300	4,625,918
Intersil Corporation Class A		100,500	2,906,460
Microchip Technology, Inc.	†	107,200	3,891,360
PMC-Sierra, Inc.	*†	338,900	4,165,081
Semtech Corporation	*	280,000	5,009,200
Silicon Laboratories, Inc.	*†	96,800	5,319,160
Xilinx, Inc.		165,200	4,205,992
			43,754,356
Entertainment & Leisure—2.7%
Avid Technology, Inc.	*†	46,200	2,007,852
Discovery Holding Company Class A	*†	192,710	2,890,650
International Speedway Corporation Class A		84,500	4,301,050
Walt Disney Company		767,000	21,391,630
WMS Industries, Inc.	*†	183,100	5,511,310
			36,102,492
Financial Services—3.4%
Bear Stearns Companies, Inc. (The)		115,200	15,978,240
CapitalSource, Inc.	†	618,500	15,388,280
Countrywide Financial Corporation		184,100	6,756,470
Nuveen Investments, Inc. Class A	†	71,900	3,461,985
SEI Investments Company		114,600	4,644,738
			46,229,713
Food Retailers—0.9%
Panera Bread Company Class A	*†	89,900	6,758,682
Pantry, Inc. (The)	*	86,600	5,402,974
			12,161,656
Forest Products & Paper—0.3%
Martin Marietta Materials, Inc.		42,900	4,591,587

Health Care Providers—5.7%
Caremark Rx, Inc.	*	94,600	4,652,428
Coventry Health Care, Inc.	*	296,850	16,023,963
DaVita, Inc.	*†	493,100	29,689,551
Edwards Lifesciences Corporation	*	96,100	4,180,350
Laboratory Corporation of America Holdings	*	80,000	4,678,400
LCA-Vision, Inc.		79,500	3,983,745
Lincare Holdings, Inc.	*	220,600	8,594,576
Symbion, Inc.	*	114,400	2,591,160
VCA Antech, Inc.	*	84,900	2,417,952
			76,812,125
Heavy Machinery—2.8%
Actuant Corporation Class A	*	260,300	15,935,566
Entegris, Inc.	*	461,600	4,911,424
FMC Technologies, Inc.	*	169,000	8,656,180
Grant Prideco, Inc.	*	99,600	4,266,864
Hydril	*	53,200	4,146,940
			37,916,974
Home Construction, Furnishings & Appliances—1.8%
Meritage Corporation	*†	158,450	8,708,412
Ryland Group, Inc.	†	129,900	9,015,060
Toll Brothers, Inc.	*†	176,000	6,094,880
			23,818,352
Industrial—Diversified—1.3%
Roper Industries, Inc.		328,900	15,994,407
Yankee Candle Company, Inc.		76,300	2,088,331
			18,082,738
Insurance—7.9%
AMBAC Financial Group, Inc.		176,000	14,009,600
AON Corporation		540,600	22,440,306
Endurance Specialty Holdings, Ltd. (Bermuda)		118,400	3,853,920
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	12,745,125
Infinity Property & Casualty Corporation		51,400	2,145,436
Markel Corporation	*	11,300	3,815,784
Millea Holdings, Inc. (Japan)	×	615	12,147,501
Montpelier Re Holdings, Ltd. (Bermuda)	†	306,900	5,002,470
Nipponkoa Insurance Company Ltd. (Japan)	†×	2,110,000	19,248,687
WellPoint, Inc.	*	80,500	6,233,115
XL Capital Ltd. Class A (Bermuda)		92,400	5,923,764
			107,565,708
Lodging—0.5%
Station Casinos, Inc.		77,600	6,159,112

Media—Broadcasting & Publishing—6.0%
Comcast Corporation Special Class A	*†	722,000	18,858,640
DIRECTV Group, Inc. (The)	*	1,251,000	20,516,400
IAC/InterActiveCorp	*†	288,300	8,496,201
Liberty Media Corporation Class A	*	2,409,100	19,778,711
Meredith Corporation		62,400	3,481,296
Vivendi Universal SA (France)	×	44,700	1,530,536
Vivendi Universal SA ADR (France)	×	250,300	8,560,260
			81,222,044
Medical Equipment & Supplies—0.7%
Advanced Medical Optics, Inc.	*†	192,400	8,973,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Medical Supplies—1.7%
Boston Scientific Corporation	*†	294,200	$6,781,310
FEI Company	*†	233,900	4,642,915
Fisher Scientific International	*	95,200	6,478,360
Respironics, Inc.	*	121,400	4,723,674
			22,626,259
Metals—0.9%
United States Steel Corporation		192,200	11,662,696

Oil & Gas—2.4%
Bill Barrett Corporation	*†	98,000	3,193,820
BJ Services Company	†	137,500	4,757,500
Denbury Resources, Inc.	*	132,600	4,199,442
Encore Acquisition Company	*	122,399	3,794,369
GlobalSantaFe Corporation		94,400	5,734,800
Range Resources Corporation	†	175,900	4,803,829
Todco Class A		74,200	2,924,222
W-H Energy Services, Inc.	*	74,300	3,305,607
			32,713,589
Pharmaceuticals—6.1%
Alexion Pharmaceuticals, Inc.	*†	47,700	1,689,534
Alexza Pharmaceuticals, Inc.	*	6,600	64,350
Alkermes, Inc.	*†	149,700	3,300,885
Amylin Pharmaceuticals, Inc.	*†	116,800	5,717,360
Atherogenics, Inc.	*†	108,900	1,777,248
Cell Genesys, Inc.	*†	271,500	2,166,570
Cephalon, Inc.	*†	58,900	3,548,725
Cubist Pharmaceuticals, Inc.	*	156,500	3,594,805
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	188,000	8,997,680
ImClone Systems, Inc.	*†	92,200	3,136,644
Immucor, Inc.	*	140,700	4,036,683
Medicines Company	*†	99,900	2,054,943
Medicis Pharmaceutical Corporation Class A	†	270,000	8,802,000
Myogen, Inc.	*	43,900	1,590,497
Neurocrine Biosciences, Inc.	*†	82,600	5,331,004
Omnicare, Inc.	†	54,800	3,013,452
Sepracor, Inc.	*†	137,600	6,716,256
Shire Pharmaceuticals Group PLC (United Kingdom)		307,100	14,277,079
Valeant Pharmaceuticals International		232,300	3,681,955
			83,497,670
Real Estate—0.5%
CB Richard Ellis Group, Inc. Class A	*	73,300	5,915,310
Housevalues, Inc.	*†	147,600	1,216,224
			7,131,534
Restaurants—0.3%
PF Chang’s China Bistro, Inc.	*†	88,300	4,352,307

Retailers—6.8%
AC Moore Arts & Crafts, Inc.	*	177,700	3,269,678
Advance Auto Parts, Inc.		113,400	4,721,976
Amazon.Com, Inc.	*†	414,800	15,144,348
Autozone, Inc.	*	138,300	13,787,127
Bed Bath & Beyond, Inc.	*	101,200	3,886,080
MarineMax, Inc.	*†	104,400	3,499,488
Marvel Entertainment, Inc.	*†	157,700	3,172,924
O’Reilly Automotive, Inc.	*	353,500	12,923,960
Petco Animal Supplies, Inc.	*	211,500	4,985,055
School Specialty, Inc.	*†	187,700	6,475,650
SCP Pool Corporation	†	200,000	9,382,000
Sears Holdings Corporation	*	41,200	5,448,288
Tiffany & Company		73,200	2,747,928
Tuesday Morning Corporation	†	150,100	3,465,809
			92,910,311
Telecommunications—2.0%
Amdocs Ltd.	*	349,700	12,610,182
KDDI Corporation (Japan)	×	1,483	7,929,816
NTL, Inc.	*	212,200	6,177,142
			26,717,140
Telephone Systems—5.7%
Adtran, Inc.		121,900	3,191,342
Equinix, Inc.	*	6,000	385,320
Level 3 Communications, Inc.	*†	2,540,000	13,157,200
NTT DoCoMo, Inc. (Japan)	×	1,765	2,603,829
NeuStar, Inc. Class A	*†	181,300	5,620,300
NII Holdings, Inc. Class B	*	607,645	35,832,826
Sprint Nextel Corp.		661,200	17,085,408
			77,876,225
Textiles, Clothing & Fabrics—0.4%
Mohawk Industries, Inc.	*	67,800	5,472,816
Transportation—0.9%
Expedia, Inc.	*†	578,500	11,726,195
TOTAL COMMON STOCKS
(Cost $1,080,182,657)			1,312,877,536

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.1%
Financial Services—0.1%
Fairway Finance Corp., 144A
(Cost $1,495,230)
4.770%	04/25/2006	**	1,500,000	1,495,230

CASH EQUIVALENTS—24.7%
Institutional Money Market Funds—1.9%
American Beacon Funds		††	2,294,628	2,294,628
BGI Institutional Funds		††	22,378,690	22,378,690
Merrimac Cash Fund— Premium Class		††	1,111,961	1,111,961
				25,785,279
Bank & Certificate Deposits/ Offshore Time Deposits—22.0%
Abbey National PLC
4.770%	04/11/2006	††	2,294,629	2,294,629
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	5,736,570	5,736,570
Bank Of Montreal
4.770%	05/02/2006	††	5,736,570	5,736,570
Bank Of Nova Scotia
4.790%	05/10/2006	††	5,736,570	5,736,570
Barclays
4.680%	04/28/2006	††	5,736,570	5,736,570
Calyon
4.750%	04/12/2006	††	6,883,884	6,883,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Calyon
4.740%	05/09/2006	††	$5,736,570	$5,736,570
CIESCO
4.771%	04/27/2006	††	5,685,100	5,685,100
Clipper Receivables Corporation
4.768%	04/21/2006	††	5,736,570	5,736,570
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	5,736,570	5,736,570
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	4,589,256	4,589,256
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	8,031,197	8,031,197
Den Danske Bank
4.786%	04/07/2006	††	5,736,570	5,736,570
Fairway Finance
4.676%	04/10/2006	††	5,736,570	5,736,570
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	3,873,906	3,873,906
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	5,736,570	5,736,570
Fortis Bank
4.790%	04/05/2006	††	4,589,256	4,589,256
Fortis Bank
4.760%	04/24/2006	††	3,441,941	3,441,941
Fortis Bank
4.750%	04/24/2006	††	6,883,884	6,883,884
Govco Incorporated
4.726%	04/25/2006	††	5,736,570	5,736,570
Greyhawk Funding
4.729%	04/17/2006	††	5,736,570	5,736,570
Harris NA
4.750%	04/24/2006	††	5,736,570	5,736,570
Jupiter Securitization Corporation
4.633%	04/07/2006	††	5,736,570	5,736,570
Merrill Lynch & Co
4.865%	04/03/2006	††	26,678,095	26,678,095
Morgan Stanley & Co
4.865%	04/03/2006	††	22,946,280	22,946,280
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	4,589,256	4,589,256
Prefco
4.771%	04/25/2006	††	5,686,615	5,686,615
Rabobank Nederland
5.010%	05/31/2006	††	5,736,570	5,736,570
Ranger Funding
4.720%	04/17/2006	††	5,736,570	5,736,570
Ranger Funding
4.615%	04/03/2006	††	3,403,826	3,403,826
Royal Bank of Canada
4.765%	05/01/2006	††	9,178,512	9,178,512
Royal Bank of Canada
4.750%	04/26/2006	††	5,736,570	5,736,570
Royal Bank of Scotland
4.780%	04/06/2006	††	6,883,884	6,883,884
Royal Bank of Scotland
4.750%	04/28/2006	††	6,883,884	6,883,884
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	5,736,570	5,736,570
Societe Generale
4.790%	05/10/2006	††	5,736,570	5,736,570
Societe Generale
4.780%	05/04/2006	††	5,736,570	5,736,570
Societe Generale
4.700%	05/05/2006	††	5,736,570	5,736,570
Svenska Handlesbanken
4.850%	04/03/2006	††	4,733,859	4,733,859
The Bank of the West
4.720%	04/19/2006	††	5,736,570	5,736,570
Toronto Dominion Bank
4.720%	04/18/2006	††	5,736,570	5,736,570
UBS AG
4.750%	04/21/2006	††	11,473,141	11,473,141
UBS AG
4.720%	04/19/2006	††	6,883,884	6,883,884
Wells Fargo
4.760%	04/28/2006	††	5,736,570	5,736,570
Yorktown Capital LLC
4.759%	04/06/2006	††	5,736,570	5,736,570
				299,028,539
Floating Rate Instruments/Master Notes—0.8%
Bank of America
4.770%	05/16/2006	††	4,589,256	4,589,256
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	5,736,570	5,736,570
				10,325,826
TOTAL CASH EQUIVALENTS
(Cost $335,139,644)				335,139,644

REPURCHASE AGREEMENTS—2.7%
IBT Repurchase Agreement dated 3/31/2006 due 4/03/2006, with a maturity value of $37,088,771 and an effective yield of 4.15% collateralized by the U.S. Government Agency Obligations with rates ranging from 4.375% to 8.125%, maturity dates ranging from 2/25/2016 to 3/25/2029 and an aggregate market value of $38,929,746.			37,075,952	37,075,952
TOTAL INVESTMENTS—124.2%
(Cost $1,453,893,483)				1,686,588,362
Other assets less liabilities—(24.2%)				(328,938,385)
NET ASSETS—100.0%				$1,357,649,977

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

×	Security has been pledged as collateral for forward foreign currency exchange contracts.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.09% of Total Investments.

d	Security has no market value at 03/31/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—95.3%
Australia—2.2%
Amcor Ltd.	92,256	$488,449
Brambles Industries Ltd.	58,371	448,293
Coles Myer Ltd.	263,100	2,011,615
Foster’s Group Ltd.	116,548	442,575
Insurance Australia Group Ltd.	252,015	985,122
Macquarie Bank Ltd.	29,340	1,355,102
Promina Group Ltd.	513,556	2,007,502
QBE Insurance Group Ltd.	93,500	1,461,751
Rinker Group Ltd.	125,177	1,763,792
Rio Tinto Ltd.	8,000	451,176
Wesfarmers Ltd.	28,300	705,447
Woodside Petroleum Ltd.	213,000	6,924,404
Woolworths Ltd.	62,215	838,373
		19,883,601
Austria—0.6%
Bank Austria Creditanstalt AG	20,500	2,634,715
Erste Bank der Oesterreichischen Sparkassen AG	9,100	536,632
Raiffeisen International Bank Holding AG *†	4,800	409,786
Telekom Austria AG	24,654	581,410
Wiener Staedtische Allgemeine Versicherung AG	23,939	1,480,501
		5,643,044
Belgium—1.6%
Fortis	210,126	7,493,172
Groupe Bruxelles Lambert SA	8,800	979,614
Interbrew	51,208	2,403,318
KBC Bancassurance Holding	24,700	2,651,094
UCB SA	20,800	1,024,923
		14,552,121
Bermuda—0.5%
Guoco Group, Ltd.	115,000	1,472,021
Jardine Matheson Holdings, Ltd.	16,800	309,120
NWS Holdings, Ltd.	61,800	114,603
SeaDrill, Ltd. *	128,200	1,753,094
Vtech Holdings, Ltd.	133,000	600,783
		4,249,621
Brazil—0.1%
Vivo Participacoes SA, ADR *	212,518	909,577

Canada—3.9%
Abitibi-Consolidated, Inc.	71,000	294,146
Akita Drilling, Ltd.—Class A	72,500	1,452,052
Alcan Aluminum Ltd.	85,000	3,895,484
Barrick Gold Corporation †	59,000	1,607,160
Cameco Corporation	68,100	2,453,317
Canadian Natural Resources, Ltd.	47,500	2,644,208
Canadian Tire Corp.—Class A	2,400	128,867
Empire Co., Ltd.—Class A	23,300	861,372
EnCana Corporation	76,700	3,585,496
Gerdau AmeriSteel Corp.	45,900	423,626
Inco Ltd. *†	24,400	1,217,316
Le Chateau, Inc.	29,200	1,408,843
Loblaw Cos., Ltd.	10,700	510,748
Manulife Financial Corporation	10,500	659,802
Methanex Corp.	27,300	559,652
Pason Systems, Inc.	22,900	614,412
Potash Corporation of Saskatchewan, Inc. (foreign shares)	16,800	1,481,357
Research In Motion Ltd. *	12,300	1,044,024
Rogers Communications, Inc.—Class B	10,400	397,410
Suncor Energy, Inc.	84,700	6,511,696
Teck CominCo, Ltd.—Class B	15,000	966,762
Telus Corporation Non-voting Shares	13,600	526,922
Tim Hortons, Inc. *†	2,000	53,100
Toronto-Dominion Bank	9,600	535,808
TransAlta Corp.	82,800	1,580,931
		35,414,511
Denmark—0.7%
Codan A/S	6,200	476,194
Novo Nordisk A/S Class B †	98,300	6,124,321
Vestas Wind Systems A/S *	15,200	378,759
		6,979,274
Finland—1.2%
Fortum Oyj †	78,700	1,985,561
Neste Oil Oyj	7,100	245,200
Nokia Corporation Sponsored ADR	39,200	812,224
Nokia Oyj	245,000	5,073,978
Sampo Oyj	105,300	2,219,128
UPM-Kymmene Oyj	30,800	727,442
		11,063,533
France—8.8%
Accor SA	31,083	1,791,796
Air Liquide	3,653	759,729
Alcatel SA *	14,800	227,948
Alstom *	2,740	229,038
Alten NPV *	14,600	492,002
Assurances Generales de France	15,900	1,919,132
AXA	164,899	5,777,924
BNP Paribas †	60,300	5,590,473
Bouygues SA †	78,900	4,186,718
Carrefour SA	77,616	4,123,245
Cie Generale D’Optique Essilor International SA	56,900	5,075,776
Dassault Systemes SA	8,800	503,647
Electricite de France *†	8,679	493,099
Groupe Danone	7,100	863,389
LVMH Moet Hennessy Louis Vuitton SA	71,393	6,990,603
Lafarge SA	16,800	1,905,808
L’Oreal SA †	61,300	5,398,637
PagesJaunes SA	75,661	2,128,628
Pinault-Printemps-Redoute SA	20,114	2,429,650
Pinguley-Haulotte Corp.	17,900	543,410
Renault SA	8,100	859,894
Safran SA	55,202	1,399,701
Sanofi-Synthelabo SA	61,533	5,845,403
Schneider Electric SA	29,200	3,149,864
Societe Generale Class A	25,900	3,887,830
Societe Television Francaise[1]	128,000	3,879,721
Thales SA	11,000	488,461
Total SA	26,900	7,104,316
Veolia Environnement	20,430	1,134,035
Vivendi Universal SA	32,600	1,116,230
		80,296,107

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Germany—5.9%
Allianz AG †	50,036	$8,350,633
Altana AG	13,300	824,785
Bayer AG	28,900	1,158,773
Bayerische Motoren Werke AG	45,385	2,501,547
Commerzbank AG	100,681	4,011,510
Continental AG	8,900	980,468
DaimlerChrysler AG †	24,100	1,385,163
Deutsche Bank AG	14,300	1,635,032
Deutsche Boerse AG	23,322	3,360,001
Deutsche Lufthansa AG	51,730	925,596
Deutsche Post AG	138,044	3,469,701
Deutsche Telekom AG	27,256	459,649
Heidelberger Druckmaschinen †	19,583	866,060
Infineon Technologies AG *†	30,200	311,504
Muenchener Rueckversicherungs AG	3,800	538,402
RWE AG	41,268	3,589,357
Salzgitter AG	35,700	2,630,614
SAP AG	20,258	4,399,846
SAP AG ADR †	7,700	418,264
Siemens AG	59,388	5,548,316
E.ON AG	43,989	4,840,885
Volkswagen AG †	30,000	2,265,927
		54,472,033
Greece—0.1%
OPAP SA	15,270	584,829

Hong Kong—4.5%
China Merchants Holdings International Co., Ltd.	248,800	717,251
China Mobile Ltd.	1,916,700	10,078,519
CLP Holdings Ltd.	770,000	4,490,930
CNOOC, Ltd.	6,350,000	4,945,385
Esprit Holdings Ltd.	42,200	327,906
Hang Lung Development Co.	237,000	540,324
Hang Lung Properties Ltd.	411,000	779,776
Hong Kong & China Gas	1,950,000	4,706,322
Hutchison Whampoa Ltd.	450,000	4,119,189
Li & Fung Ltd.	594,000	1,337,798
MTR Corporation	563,800	1,270,788
PCCW Ltd.	899,000	585,102
Sino Land Company	1,786,000	2,559,719
Sun Hung Kai Properties Ltd.	325,400	3,300,076
Swire Pacific Ltd. Class A	119,500	1,168,377
		40,927,462
Ireland—0.2%
CRH PLC	20,821	728,582
CRH PLC	9,200	321,577
Depfa Bank PLC	44,500	793,788
		1,843,947
Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR	16,500	679,470

Italy—1.7%
Banca Intesa SpA *†	122,400	730,787
Capitalia SpA †	67,092	557,143
ENI-Ente Nazionale Idrocarburi SpA	182,550	5,207,335
Saipem SpA	228,415	5,285,359
UniCredito Italiano SpA	501,239	3,621,458
		15,402,082
Japan—30.3%
Advantest Corporation	13,700	1,629,439
Aeon Company Ltd.	54,200	1,316,244
Aeon Credit Service Company Ltd.	15,000	454,550
Aiful Corporation	15,850	1,048,311
Bridgestone Corporation	81,000	1,690,296
Calsonic Kansei Corp.	261,000	2,008,321
Canon, Inc.	82,600	5,457,412
Chugai Pharmaceutical Company Ltd.	126,700	2,298,493
Credit Saison Company Ltd.	150,700	8,340,259
Daiichi Sankyo Co., Ltd.	25,300	578,263
Daikin Industries Ltd.	137,000	4,800,827
Daito Trust Construction Company Ltd.	94,000	4,910,281
Daiwa House Industry Company Ltd.	40,000	693,912
Denso Corporation	125,000	4,946,710
Eisai Company Ltd.	99,000	4,328,142
Exedy Corp.	16,000	518,910
Fanuc Ltd.	91,000	8,756,808
Foster Electric Co., Ltd.	73,000	1,392,979
Futaba Industrial Co., Ltd.	37,000	906,271
Hirose Electric Company Ltd.	36,200	5,080,951
Hitachi Transport System, Ltd.	25,000	262,224
Honda Motor Company Ltd.	98,000	6,055,725
Hoya Corporation	127,900	5,156,130
Jaccs Co., Ltd.	38,000	376,391
Japan Tobacco, Inc.	640	2,254,806
Jupiter Telecommunications Co. *	3,233	2,284,267
Kansai Electric Power Company, Inc. (The)	67,800	1,508,358
Kao Corporation	51,000	1,343,403
Keihin Corporation	27,000	739,211
Keyence Corporation	31,460	8,177,138
Komatsu Ltd.	119,000	2,272,242
Kubota Corporation	323,000	3,491,288
Marubeni Corporation	279,000	1,463,945
Millea Holdings, Inc.	431	8,513,127
Ministop Co., Ltd.	57,300	1,362,098
Mitsubishi Corporation	82,300	1,878,658
Mitsubishi Estate Company Ltd.	480,000	11,398,268
Mitsubishi Heavy Industries Ltd.	137,000	651,722
Mitsubishi UFJ Financial Group, Inc.	908	13,824,416
Mitsui & Company Ltd. †	347,900	5,030,455
Mitsui Fudosan Company Ltd.	82,000	1,887,200
Mitsui Sumitomo Insurance Company Ltd.	39,420	536,189
Mizuho Financial Group, Inc.	1,129	9,245,094
Murata Manufacturing Company Ltd.	5,900	399,537
N E Chemcat Corp.	14,000	450,041
NTT DoCoMo, Inc.	2,900	4,278,246
NGK Spark Plug Company Ltd.	36,000	839,812
Nidec Corporation	10,200	835,465
Nifco, Inc./Japan	65,000	1,326,553
Nikko Cordial Corporation	220,000	3,647,510
Nikon Corporation	24,000	430,334
Nintendo Company Ltd. †	15,100	2,257,473
Nippon Electric Glass Company Ltd.	76,000	1,885,242
Nippon Mining Holdings, Inc.	54,000	455,972
Nippon Steel Corporation *	164,000	636,888

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Nippon Telegraph & Telephone Corporation	109	$466,870
Nissan Motor Company Ltd.	†	159,800	1,900,303
	Nissan Shatai Co., Ltd.	44,000	305,305
	Nitto Denko Corporation	41,000	3,481,243
	NTT Data Corporation	290	1,397,686
	Obayashi Corporation	78,000	635,263
Odakyu Electric Railway Company Ltd.	†	100,000	620,077
	Omron Corporation	2,100	60,239
	Oracle Corporation	15,000	752,347
	ORIX Corporation	35,160	10,932,893
	Otsuka Kagu Ltd.	9,000	398,363
	PanaHome Corporation	53,000	428,042
Ricoh Company Ltd.	†	72,000	1,406,378
	Rohm Company Ltd.	54,800	5,786,662
	Secom Company Ltd.	87,000	4,442,822
	Sega Sammy Holdings, Inc.	147,308	5,986,306
	Shimamura Company Ltd.	6,900	802,599
	Shin-Etsu Chemical Company Ltd.	104,300	5,662,989
	SMC Corporation	29,000	4,525,332
Softbank Corporation	*†	181,400	5,311,729
	Sompo Japan Insurance, Inc.	102,700	1,488,426
	Sony Corporation	68,000	3,136,254
	Star Micronics Co., Ltd.	44,000	724,000
Sumitomo Corporation	†	195,000	2,782,478
	Sumitomo Mitsui Financial Group, Inc.	805	8,896,018
	Sumitomo Realty & Development Company Ltd.	39,000	1,080,871
	Sumitomo Trust & Banking Company Ltd. (The)	130,000	1,505,729
	Suzuki Motor Corporation	123,000	2,831,099
	T&D Holdings, Inc.	10,550	823,865
	Taisei Corporation	510,500	2,449,692
Takeda Chemical Industries Ltd.	†	100,800	5,740,566
	Tokyo Electric Power Company, Inc. (The)	25,900	646,682
	Tokyo Electron Ltd.	45,200	3,111,524
Tokyo Gas Company Ltd.	†	50,000	218,792
Tokyu Corporation	†	186,000	1,257,638
	Topy Industries, Ltd.	295,000	1,294,026
Toshiba Corporation	†	104,000	605,072
	Toyo Tire & Rubber Co., Ltd.	78,000	342,619
	Toyota Motor Corporation	56,000	3,052,656
	Trend Micro, Inc.	29,000	1,016,513
	Uni-Charm Corporation	7,700	378,665
	Ushio, Inc.	21,400	510,805
	Yahoo Japan Corporation	2,766	1,686,168
	Yamada Denki Company Ltd.	12,600	1,459,151
	Yamanouchi Pharmaceutical Company Ltd.	127,800	4,847,973
Yamato Transport Company Ltd.	†	103,200	2,116,757
			277,620,294
Luxembourg—0.5%
	RTL Group	11,653	1,026,579
	Societe Europeenne des Satellites	28,900	456,793
Stolt Offshore SA	*	177,300	2,753,492
			4,236,864
Mexico—1.1%
	America Movil SA de CV ADR	102,600	3,515,076
	Grupo Televisa SA ADR	201,200	4,003,880
	Wal-Mart de Mexico SA de CV—Class V	905,400	2,419,901
			9,938,857
Netherlands—3.7%
	ABN AMRO Holding NV	64,840	1,940,938
ASM Lithography Holdings NV	*	186,886	3,810,521
ASM Lithography Holdings NV New York Registered Shares	*†	29,800	607,026
	Aegon NV	76,046	1,405,290
	Heineken Holding NV—Class A	38,143	1,315,723
	Heineken NV	26,850	1,018,960
ING Groep NV	†	242,137	9,553,086
Royal KPN NV	†	393,600	4,433,308
Koninklijke Ahold NV	*	66,880	523,712
	Koninklijke BAM Groep NV	9,500	962,452
Reed Elsevier NV	†	76,200	1,091,938
	Royal Dutch Shell PLC—Class A	131,002	4,108,667
Royal Numico NV	*†	18,200	805,663
	TNT NV	16,200	560,877
	Unilever NV	8,500	589,982
	Univar NV	19,700	1,112,114
			33,840,257
Norway—0.2%
	DNB NOR ASA	82,300	1,106,830
Norske Skogindustrier ASA	*	23,571	398,408
			1,505,238
Portugal—0.2%
	Banco Comercial Portugues SA Class R	553,037	1,767,023

Russia—0.8%
AFK Sistema, Sponsored GDR, 144A	* **	23,010	561,444
	OAO Lukoil Holding ADR	71,800	5,973,760
	Unified Energy System, GDR	17,537	1,196,023
			7,731,227
Singapore—0.9%
	DBS Group Holdings Ltd.	51,000	514,065
	Keppel Corporation Ltd.	295,200	2,520,960
	Singapore Airlines Ltd.	377,700	3,268,210
	Singapore Telecommunications Ltd.	851,360	1,394,300
	United Overseas Bank Ltd.	68,000	655,759
			8,353,294
South Africa—0.4%
	Sasol, Ltd.	90,600	3,436,055

South Korea—1.5%
	Hana Financial Group, Inc.	47,050	2,227,434
	Kookmin Bank	61,100	5,236,755
Samsung Electronics Company Ltd. GDR	**	10,615	3,468,451
	Shinhan Financial Group Company Ltd.	72,340	3,225,865
			14,158,505
Spain—2.3%
	Altadis SA	24,300	1,090,093
	Antena 3 de Television SA	34,600	893,320

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Banco Bilbao Vizcaya Argentaria SA	161,200	$3,364,586
	Banco Santander Central Hispano SA	205,200	2,997,887
	Grupo Catalana Occidente SA	4,600	608,276
	Grupo Duro Felguera SA	54,818	1,583,465
	Iberdrola SA	33,600	1,083,494
	Inditex SA	127,096	4,914,501
	Promotora de Informaciones SA	40,773	753,616
	Repsol YPF SA	116,000	3,300,279
	Telefonica SA	54,123	849,114
			21,438,631
Sweden—1.8%
Assa Abloy AB Class B	†	31,300	581,787
	Atlas Copco AB-Class A	124,200	3,497,795
	Hennes & Mauritz AB Class B	89,000	3,249,860
	Nordea Bank AB	261,000	3,229,509
	Oriflame Cosmetics SA SDR	12,700	424,392
	Scania AB Class B	11,800	513,855
Telefonaktiebolaget LM Ericsson Class B	†	1,368,500	5,182,771
			16,679,969
Switzerland—7.2%
	Adecco SA	51,720	2,887,259
	Compagnie Financiere Richemont AG Class A	115,534	5,532,344
Credit Suisse Group	†	26,441	1,480,117
	Givaudan	731	561,595
	Holcim Ltd.	45,893	3,656,673
Julius Baer Holding AG	*	3,200	289,175
	Kuehne & Nagel International AG	5,200	1,685,409
	Nestle SA	42,099	12,473,645
	Nobel Biocare Holding AG	2,583	575,896
	Novartis AG	222,780	12,368,785
	Phonak Holding AG	8,900	507,039
	Roche Holding AG	51,921	7,720,897
	St Galler Kantonalbank	1,400	530,832
Swiss Reinsurance	†	88,213	6,151,278
Swisscom AG	†	3,427	1,109,310
	Synthes, Inc.	517	56,784
UBS AG	†	78,478	8,629,912
			66,216,950
Taiwan—0.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	127,751	1,285,175

United Kingdom—12.2%
	Anglo American PLC	25,000	969,326
	ARM Holdings PLC	249,100	574,940
	AstraZeneca Group PLC	81,084	4,088,208
	AstraZeneca PLC	54,700	2,750,853
Autonomy Corp. PLC	*	121,200	1,021,642
	BG Group PLC	540,000	6,751,008
	BAE Systems PLC	179,500	1,309,914
	Barclays PLC	141,409	1,653,032
	BHP Billiton PLC	92,528	1,698,296
	BP PLC	637,400	7,338,169
	Brambles Industries PLC	68,200	510,148
British Energy Group PLC	*	151,200	1,701,382
	British Land Company PLC	28,800	620,541
	British Polythene Industries	39,239	469,765
	Burren Energy PLC	48,400	802,201
	Cadbury Schweppes PLC	254,120	2,521,148
	Carnival PLC	54,307	2,669,375
	Centrica PLC	1,034,468	5,048,765
	DTZ Holdings PLC	88,200	1,008,879
easyJet PLC	*	89,800	546,899
	GlaxoSmithKline PLC	35,400	926,369
	HSBC Holdings PLC	54,700	916,419
	HBOS PLC	214,100	3,573,590
	ITE Group PLC	195,100	441,201
	Johnston Press PLC	74,900	632,220
	Kingfisher PLC	2,019,586	8,396,789
	Lloyds TSB Group PLC	92,200	882,448
	MJ Gleeson Group PLC	51,700	330,733
	Morgan Sindall PLC	39,200	861,060
	Morrison WM Supermarkets	1,573,877	5,184,394
	Northern Rock PLC	31,200	641,082
	Pearson PLC	41,700	576,865
	Persimmon PLC	16,400	377,705
	Reckitt Benckiser PLC	124,000	4,356,546
	Reed Elsevier PLC	158,300	1,516,868
	Rio Tinto PLC	139,700	7,172,226
Rolls-Royce Group PLC	*	82,000	652,010
Rolls-Royce Group PLC, Group B—Future Entitlement Shares	‡	4,411,600	7,672
	Royal Bank of Scotland Group PLC	192,400	6,262,012
	Royal Dutch Shell PLC Class A ADR	8,400	522,984
	Royal Dutch Shell PLC—Class B	71,169	2,318,940
	Scottish & Southern Energy PLC	64,700	1,270,210
	Smith & Nephew PLC	39,850	353,301
	Standard Chartered PLC	86,200	2,143,104
	Tesco PLC	100,900	578,321
THUS Group PLC	*	679,507	1,909,861
TI Automotive Ltd.	d	70,000	—
	Unilever PLC	131,200	1,340,885
	Vodafone Group PLC	3,514,516	7,339,257
	Wolseley PLC	31,200	765,620
	WPP Group PLC	49,700	595,405
	Xstrata PLC	122,750	3,978,154
	Yell Group PLC	60,500	571,848
			111,450,590
United States—0.0%
	News Corp., Inc., CDI	27,311	452,032
TOTAL COMMON STOCKS
	(Cost $724,257,448)		873,012,173

PREFERRED STOCKS—0.2%
Germany—0.2%
ProSieben SAT.1 Media AG
	(Cost $1,150,201)	67,007	1,747,479

Coupon Rate	Maturity Date	Face	Value
RIGHTS—0.0%
France—0.0%
BNP Paribas Rights, Expires TBD
(Cost $300,934)
0.000%	01/00/1900	$3,870	347,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
PURCHASED OPTIONS—0.0%
Europe—0.0%
Eurodollar Put, Expires 01/31/2007, Strike 1.2125
(Cost $706,260)		‡	$23,700,000	$594,965

CASH EQUIVALENTS—7.0%
Institutional Money Market Funds—0.6%
American Beacon Funds		††	437,362	437,362
BGI Institutional Funds		††	4,265,436	4,265,436
Merrimac Cash Fund— Premium Class		††	211,943	211,943
				4,914,741
Bank & Certificate Deposits/ Offshore Time Deposits—6.2%
Abbey National PLC
4.770%	04/11/2006	††	437,363	437,363
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	1,093,405	1,093,405
Bank Of Montreal
4.770%	05/02/2006	††	1,093,405	1,093,405
Bank Of Nova Scotia
4.790%	05/10/2006	††	1,093,405	1,093,405
Barclays
4.680%	04/28/2006	††	1,093,405	1,093,405
Calyon
4.750%	04/12/2006	††	1,312,087	1,312,087
Calyon
4.740%	05/09/2006	††	1,093,405	1,093,405
CIESCO
4.771%	04/27/2006	††	1,083,596	1,083,596
Clipper Receivables Corporation
4.768%	04/21/2006	††	1,093,405	1,093,405
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	1,093,405	1,093,405
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	874,725	874,725
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	1,530,767	1,530,767
Den Danske Bank
4.786%	04/07/2006	††	1,093,405	1,093,405
Fairway Finance
4.676%	04/10/2006	††	1,093,405	1,093,405
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	738,377	738,377
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	1,093,405	1,093,405
Fortis Bank
4.790%	04/05/2006	††	874,724	874,724
Fortis Bank
4.760%	04/24/2006	††	656,043	656,043
Fortis Bank
4.750%	04/24/2006	††	1,312,086	1,312,086
Govco Incorporated
4.726%	04/25/2006	††	1,093,405	1,093,405
Greyhawk Funding
4.729%	04/17/2006	††	1,093,405	1,093,405
Harris NA
4.750%	04/24/2006	††	1,093,405	1,093,405
Jupiter Securitization Corporation
4.633%	04/07/2006	††	1,093,405	1,093,405
Merrill Lynch & Co
4.865%	04/03/2006	††	5,084,914	5,084,914
Morgan Stanley & Co
4.865%	04/03/2006	††	4,373,621	4,373,621
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	874,725	874,725
Prefco
4.771%	04/25/2006	††	1,083,883	1,083,883
Rabobank Nederland
5.010%	05/31/2006	††	1,093,405	1,093,405
Ranger Funding
4.720%	04/17/2006	††	1,093,405	1,093,405
Ranger Funding
4.615%	04/03/2006	††	648,778	648,778
Royal Bank of Canada
4.765%	05/01/2006	††	1,749,448	1,749,448
Royal Bank of Canada
4.750%	04/26/2006	††	1,093,405	1,093,405
Royal Bank of Scotland
4.780%	04/06/2006	††	1,312,086	1,312,086
Royal Bank of Scotland
4.750%	04/28/2006	††	1,312,086	1,312,086
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	1,093,405	1,093,405
Societe Generale
4.790%	05/10/2006	††	1,093,405	1,093,405
Societe Generale
4.780%	05/04/2006	††	1,093,405	1,093,405
Societe Generale
4.700%	05/05/2006	††	1,093,405	1,093,405
Svenska Handlesbanken
4.850%	04/03/2006	††	902,287	902,287
The Bank of the West
4.720%	04/19/2006	††	1,093,405	1,093,405
Toronto Dominion Bank
4.720%	04/18/2006	††	1,093,405	1,093,405
UBS AG
4.750%	04/21/2006	††	2,186,810	2,186,810
UBS AG
4.720%	04/19/2006	††	1,312,086	1,312,086
Wells Fargo
4.760%	04/28/2006	††	1,093,405	1,093,405
Yorktown Capital LLC
4.759%	04/06/2006	††	1,093,405	1,093,405
				56,995,617
Floating Rate Instruments/Master Notes—0.2%
Bank of America
4.770%	05/16/2006	††	874,724	874,724
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	1,093,405	1,093,405
				1,968,129
TOTAL CASH EQUIVALENTS
(Cost $63,878,487)				63,878,487

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint
International Fund

	Face	Value
REPURCHASE AGREEMENTS—4.4%
United States—4.4%
IBT Repurchase Agreement dated 3/31/2006 due 4/03/2006, with a maturity value of $40,253,611 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates ranging from 7.125% to 7.875%, maturity dates ranging from 9/25/2015 to 9/25/2029 and an aggregate market value of $42,251,679.	$40,239,695	$40,239,695
TOTAL INVESTMENTS—106.9%
(Cost $830,533,025)		979,820,699
Other assets less liabilities—(6.9%)		(63,473,442)
NET ASSETS—100.0%		$916,347,257

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

TBD	To Be Determined

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.41% of Total Investments.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2006.

Percentage of Portfolio by Industry (unaudited):
Banking	15.1%
Oil & Gas	10.4%
Financial Services	8.2%
Pharmaceuticals	6.6%
Bank & Certificate Deposits/ Offshore Time Deposits	6.1%
Electronics	5.9%
Insurance	5.8%
Commercial Services	3.6%
Automotive	3.6%
Telephone Systems	3.3%
Real Estate	3.1%
Beverages, Food & Tobacco	3.0%
Electric Utilities	2.5%
Heavy Machinery	2.4%
Media—Broadcasting & Publishing	2.3%
Metals	1.9%
Retailers	1.9%
Transportation	1.9%
Food Retailers	1.7%
Telecommunications	1.6%
Chemicals	1.5%
Miscellaneous	1.4%
Cosmetics & Personal Care	1.3%
Medical Supplies	1.3%
Metals & Mining	1.2%
Apparel Retailers	1.1%
Communications	1.0%
Entertainment & Leisure	1.0%
Computer Software & Processing	0.9%
Computers & Information	0.9%
Building Materials	0.8%
Industrial—Diversified	0.6%
Airlines	0.5%
Institutional Money Market Funds	0.5%
Home Construction, Furnishings & Appliances	0.3%
Advertising	0.3%
Aerospace & Defense	0.3%
Forest Products & Paper	0.2%
Electrical Equipment	0.2%
Lodging	0.2%
Floating Rate Instruments/Master Notes	0.2%
Containers & Packaging	0.1%
Construction	0.1%
Mining	0.1%
Restaurants	0.0%
Medical Equipment & Supplies	0.0%
TOTAL INVESTMENTS	106.9%
Other assets less liabilities	(6.9)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—20.8%
Aerospace & Defense—0.5%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011	$500,000	$515,926
Boeing Company (The), Note
6.125%	02/15/2033	100,000	104,318
Boeing Company (The), Note
5.125%	02/15/2013	250,000	246,031
General Dynamics Corp., Note
4.250%	05/15/2013	1,000,000	932,573
Honeywell International, Inc., Note
7.500%	03/01/2010	1,000,000	1,074,259
Honeywell International, Inc., Note
6.125%	11/01/2011	250,000	258,356
Lockheed Martin Corporation, Note
8.500%	12/01/2029	500,000	651,068
Northrop Grumman Corporation, Note
7.750%	02/15/2031	250,000	304,026
Raytheon Company, Note
6.150%	11/01/2008	1,000,000	1,019,712
Textron Financial Corporation, Note
6.000%	11/20/2009	200,000	203,688
United Technologies Corporation, Note
4.875%	05/01/2015	500,000	478,437
			5,788,394
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	157,000	162,201
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017	588,504	593,271
FedEx Corporation, Note
9.650%	06/15/2012	150,000	180,736
			936,208
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009	350,000	365,735
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008	500,000	484,747
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031	350,000	410,614
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013	500,000	509,291
			1,770,387
Banking—4.7%
ABN AMRO Bank NV, Global Subordinated Note
7.125%	06/18/2007	250,000	255,365
American Express Company, Note
3.750%	11/20/2007	150,000	146,634
American Express Credit Corporation, Note
3.000%	05/16/2008	250,000	238,911
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014	1,000,000	937,951
Associates Corporate of North America, Senior Note
6.950%	11/01/2018	250,000	278,457
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008	410,000	426,022

Bank of America Corporation, Senior Note
5.875%	02/15/2009	1,000,000	1,015,666
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015	750,000	861,889
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028	500,000	546,163
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008	750,000	763,204
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017	250,000	247,115
Bank One Corporation, Subordinated Note
5.900%	11/15/2011	750,000	763,133
Bank One NA, Note
3.700%	01/15/2008	350,000	340,947
BankBoston Corporation, Subordinated Note, (MTN), (FRN)
6.500%	12/19/2007	400,000	407,559
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008	250,000	236,654
BB&T Corporation, Note
5.250%	11/01/2019	500,000	479,623
Branch Banking & Trust Company
5.200%	12/23/2015	150,000	145,390
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010	350,000	379,581
Capital One Bank, Note
4.875%	05/15/2008	1,000,000	990,385
Capital One Bank, Note, (MTN)
5.125%	02/15/2014	500,000	481,919
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014	500,000	475,314
CIT Group, Inc., Senior Note
7.750%	04/02/2012	350,000	386,251
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010	1,000,000	969,024
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012	150,000	158,992
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015	250,000	244,682
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	242,542
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010	1,500,000	1,442,971
European Investment Bank, Global Note (Supra National)
3.500%	03/14/2008	1,250,000	1,215,212
European Investment Bank, Global Note (Supra National)
3.125%	10/15/2007	1,000,000	972,495
European Investment Bank, Global Note (Supra National)
2.375%	06/15/2007	550,000	533,570
European Investment Bank, Note (Supra National)
4.625%	05/15/2014	500,000	484,132
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026	1,000,000	1,052,638
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028	150,000	164,986
General Electric Capital Corporation, Note, (MTN), (FRN)
5.875%	02/15/2012	500,000	511,435
Household Finance Corporation, Note
8.000%	07/15/2010	750,000	819,105
Household Finance Corporation, Note
6.500%	11/15/2008	350,000	360,035
Household Finance Corporation, Note
6.400%	06/17/2008	250,000	255,604
Household Finance Corporation, Note
6.375%	11/27/2012	1,000,000	1,037,651
Household Finance Corporation, Note
4.125%	12/15/2008	1,000,000	970,156
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009	1,500,000	1,430,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012		$150,000	$147,297
ING Capital Funding Trust III
8.439%	12/31/2049		150,000	166,816
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	810,228
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,018,490
Inter-American Development Bank, Note, (MTN) (Supra National)
3.375%	03/17/2008		1,000,000	970,308
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		500,000	630,301
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	139,192
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National)
4.125%	08/12/2009		350,000	341,306
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	722,113
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014		500,000	504,102
KfW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	949,748
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.375%	01/23/2008		500,000	485,830
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	272,646
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	504,726
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	966,339
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	936,862
Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.250%	07/16/2007		1,000,000	975,444
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/16/2008		300,000	288,670
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	486,076
MBNA America Bank, Note
5.375%	01/15/2008		850,000	851,720
Mellon Financial Company, Note
6.375%	02/15/2010		350,000	361,931
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008		350,000	336,853
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	548,665
National Rural Utilities Cooperative Finance Corporation, Note
3.875%	02/15/2008	†	400,000	390,134
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	193,810
Popular North America, Inc., Note, (MTN), (FRN)
4.250%	04/01/2008		100,000	97,573
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	722,360
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	577,383
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	269,759
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,112,078
SLM Corporation, Note, (MTN), (FRN)
5.000%	10/01/2013	†	500,000	479,766
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	752,573
Suntrust Banks, Inc., Note
5.050%	07/01/2007		350,000	347,763
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	240,378
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	110,117
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	236,695
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	972,034
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	246,022
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	966,104
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	722,200
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	480,275
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	813,054
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,042,948
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	752,762
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	506,919
				50,117,858
Beverages, Food & Tobacco—0.8%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	401,588
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	430,682
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	387,046
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	421,229
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	223,347
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	480,535
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	239,330
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	115,500
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	187,575
ConAgra Foods, Inc., Note
6.750%	09/15/2011		250,000	260,120
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	524,898
Coors Brewing Company, Senior Note
6.375%	05/15/2012		500,000	516,230
Corn Products International, Inc., Senior Note
8.250%	07/15/2007		250,000	257,597
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	480,442
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011		250,000	257,201

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kellogg Company, Note
6.600%	04/01/2011		$750,000	$785,065
Kraft Foods, Inc., Global Note
6.500%	11/01/2031		100,000	104,675
Kraft Foods, Inc., Global Note
5.625%	11/01/2011		350,000	350,880
Kraft Foods, Inc., Note
5.250%	06/01/2007		1,000,000	998,196
Sara Lee Corporation, Senior Note
2.750%	06/15/2008		250,000	235,516
Supervalu, Inc., Note
7.875%	08/01/2009		350,000	366,763
Tyson Foods, Inc., Note
8.250%	10/01/2011		250,000	267,198
Unilever Capital Corporation, Note
7.125%	11/01/2010		500,000	532,591
				8,824,204
Building Materials—0.1%
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013		100,000	96,078
Home Depot, Inc., Senior Note
4.625%	08/15/2010		500,000	487,454
				583,532
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029		250,000	289,388
Dow Chemical Company, Note
6.000%	10/01/2012		150,000	153,799
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009		150,000	157,042
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012		500,000	477,253
Monsanto Co., Note
5.500%	08/15/2035		500,000	463,202
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013		500,000	476,229
Praxair, Inc., Note
3.950%	06/01/2013		150,000	136,237
Rohm & Haas Company, Note
7.850%	07/15/2029		150,000	181,851
				2,335,001
Commercial Services—0.1%
Cendant Corporation, Senior Note
7.375%	01/15/2013		250,000	274,964
Cendant Corporation, Senior Note
6.250%	03/15/2010		150,000	154,015
PHH Corporation, Note
7.125%	03/01/2013		100,000	101,885
RR Donnelley & Sons Co., Note
4.950%	04/01/2014		550,000	505,401
				1,036,265
Communications—0.1%
Motorola, Inc., Note
7.500%	05/15/2025		500,000	574,172
News America Holdings, Inc., Note
8.000%	10/17/2016		150,000	171,465
News America Holdings, Inc., Note
7.600%	10/11/2015		350,000	386,871
SBC Communications, Inc., Global Note
6.250%	03/15/2011		250,000	256,804
				1,389,312
Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011		100,000	106,886
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	†	150,000	152,762
				259,648
Computers & Information—0.4%
Hewlett-Packard Company, Global Note
5.500%	07/01/2007		350,000	350,054
International Business Machines Corp., Note, (MTN)
3.800%	02/01/2008		1,000,000	975,134
International Business Machines Corporation, Note
7.000%	10/30/2025		500,000	560,504
International Business Machines Corporation, Note
4.750%	11/29/2012		250,000	241,659
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009		1,000,000	976,245
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016		200,000	186,531
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015		500,000	477,914
				3,768,041
Cosmetics & Personal Care—0.2%
Procter & Gamble Company, Global Note
6.875%	09/15/2009		750,000	789,153
Procter & Gamble Company, Note
5.800%	08/15/2034		250,000	250,152
Procter & Gamble Company, Note
4.750%	06/15/2007		1,000,000	996,546
				2,035,851
Diversified—0.1%
General Electric Company
5.000%	02/01/2013		800,000	779,270

Electric Utilities—1.3%
Alabama Power Company, Senior Note
5.500%	10/15/2017		150,000	146,535
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008		250,000	239,355
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010		250,000	248,103
Arizona Public Service Company, Note
6.500%	03/01/2012		150,000	154,220
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012		150,000	149,619
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013		150,000	148,492
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013		200,000	193,097
Consolidated Edison Company of New York, Note
5.300%	03/01/2035		500,000	453,658
Constellation Energy Group, Inc., Note
7.600%	04/01/2032		150,000	172,086
Consumers Energy Co., Note
5.500%	08/15/2016		150,000	145,194

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	$350,000	$380,396
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	377,449
Dominion Resources, Inc., Virginia, Series 03B, Senior Note
4.125%	02/15/2008	500,000	487,785
DTE Energy Company, Note
7.050%	06/01/2011	350,000	370,320
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	512,401
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	380,260
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	100,000	95,688
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	325,710
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	528,370
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	181,291
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	175,000	194,976
Florida Power & Light Co., Note
4.950%	06/01/2035	500,000	431,936
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	47,817
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	145,108
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	105,709
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	498,002
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	378,703
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	273,453
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008	150,000	144,174
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	143,164
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	54,288
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	170,629
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	360,032
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	394,175
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	490,915
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	500,000	473,572
Peco Energy Company, Note
3.500%	05/01/2008	150,000	144,249
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	291,485
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	400,000	424,678
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	637,363
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	193,479
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	146,697
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	485,415
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	139,283
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	526,926
TXU Electric Delivery Company, Note
7.000%	09/01/2022	250,000	267,796
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	156,449
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	238,886
			13,649,388
Electrical Equipment—0.0%
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	145,111
Electronics—0.1%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	259,949
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	986,833
			1,246,782
Entertainment & Leisure—0.2%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	216,410
News America, Inc., Note
5.300%	12/15/2014	500,000	481,789
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	157,466
Walt Disney Company, Note, (MTN), (FRN)
7.000%	03/01/2032	500,000	555,025
Walt Disney Company, Note, (MTN), (FRN)
6.375%	03/01/2012	250,000	260,195
			1,670,885
Environmental—0.1%
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	590,524
Financial Services—3.8%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	307,505
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009	250,000	244,427
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	96,626
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	274,820
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,072,637
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	49,899
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	1,000,000	949,423
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	478,582

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	$150,000	$143,780
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	261,670
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	492,772
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,044,744
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	350,000	359,020
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	150,000	161,143
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	151,015
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,409,261
Countrywide Financial Corporation, Note
4.250%	12/19/2007	1,000,000	981,608
Countrywide Home Loans, Inc., Note, (FRN), (MTN)
5.625%	05/15/2007	300,000	300,969
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	944,175
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	365,955
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,028,413
Credit Suisse First Boston USA, Inc., Note
5.750%	04/15/2007	800,000	803,859
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	148,905
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	483,816
EOP Operating, LP, Guaranteed Note
7.000%	07/15/2011	350,000	368,665
EOP Operating, LP, Guaranteed Note
4.750%	03/15/2014	500,000	461,206
EOP Operating, LP, Note
7.875%	07/15/2031	500,000	566,696
EOP Operating, LP, Note
6.800%	01/15/2009	500,000	515,357
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	243,371
General Electric Capital Corporation, Note
6.500%	12/10/2007	750,000	764,861
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,028,314
General Electric Capital Corporation, Note
3.500%	05/01/2008	250,000	241,667
General Electric Capital Corporation, Note, (FRN)
4.625%	09/15/2009	1,000,000	979,481
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	837,877
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	478,689
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	497,439
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	264,171
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	682,274
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	698,214
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	251,557
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	482,827
Goldman Sachs Group, Inc., Senior Note
4.125%	01/15/2008	800,000	784,606
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	795,571
Household Finance Corporation
6.375%	10/15/2011	1,000,000	1,038,814
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	375,744
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	355,451
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,764,145
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	789,221
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,093,207
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008	850,000	831,558
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN)
6.625%	01/18/2012	750,000	789,977
Merrill Lynch & Comapny, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	493,901
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,018,509
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	480,655
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008	250,000	243,044
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	275,595
Morgan Stanley, Note
8.000%	06/15/2010	750,000	817,537
Morgan Stanley, Note
7.250%	04/01/2032	100,000	114,824
Morgan Stanley, Note
5.800%	04/01/2007	350,000	351,683
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	934,510
Morgan Stanley, Note
3.875%	01/15/2009	750,000	722,086
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012	500,000	540,781
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	155,055
Residential Capital Corporation, Note
6.375%	06/30/2010	350,000	352,921
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008	100,000	93,721
Swiss Bank Corporation of New York, Note, (MTN), (FRN)
7.375%	06/15/2017	100,000	114,574
U.S. Bank National Association, Note, (MTN), (FRN)
6.375%	08/01/2011	750,000	782,571
Washington Mutual, Inc., Senior Note
4.375%	01/15/2008	1,000,000	983,633
			40,011,584
Food Retailers—0.2%
Albertson’s, Inc., Note
7.500%	02/15/2011	250,000	254,377
Kroger Co. (The), Senior Note
7.500%	04/01/2031	700,000	771,560
Safeway, Inc., Note
7.500%	09/15/2009	800,000	846,634
			1,872,571

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Forest Products & Paper—0.2%
International Paper Company, Note
6.750%	09/01/2011		$600,000	$623,853
Kimberly Clark Corporation, Note
5.625%	02/15/2012		250,000	254,612
MeadWestvaco Corporation, Note
6.850%	04/01/2012		150,000	155,075
Weyerhaeuser Company, Note
7.375%	03/15/2032		750,000	803,257
Weyerhaeuser Company, Note
6.750%	03/15/2012		100,000	104,229
				1,941,026
Health Care Providers—0.1%
UnitedHealth Group, Inc., Note
3.750%	02/10/2009		1,150,000	1,102,962
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.750%	01/15/2008		100,000	98,640
Centex Corporation, Senior Note
4.550%	11/01/2010		1,000,000	949,805
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014		500,000	476,143
				1,524,588
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009		750,000	794,489
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009		100,000	100,268
Deere & Company, Global Note
6.950%	04/25/2014		250,000	272,561
United Technologies Corporation, Note
6.700%	08/01/2028		150,000	166,262
United Technologies Corporation, Note
6.100%	05/15/2012		50,000	51,785
				1,385,365
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013		500,000	466,355
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009		100,000	96,711
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011		350,000	378,512
				941,578
Industrial—Diversified—0.1%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011		500,000	520,575
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008		1,000,000	1,014,153
				1,534,728
Insurance—1.0%
Allstate Corporation (The), Senior Note
7.200%	12/01/2009		750,000	793,250
Allstate Corporation (The), Senior Note
5.350%	06/01/2033		500,000	455,418
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012		650,000	638,486
American International Group, Inc., Global Senior Note
4.250%	05/15/2013		100,000	92,609
American International Group, Inc., Note, 144A
5.050%	10/01/2015	*	750,000	716,465
Anthem, Inc., Note
6.800%	08/01/2012		150,000	159,572
Assurant, Inc., Global Note
5.625%	02/15/2014		500,000	492,094
Assurant, Inc., Senior Note
6.750%	02/15/2034		650,000	676,300
Axa Company (France)
8.600%	12/15/2030		250,000	320,485
AXA Financial, Inc., Senior Note
7.750%	08/01/2010		100,000	108,532
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034		500,000	491,252
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010		150,000	160,590
Genworth Financial, Inc., Note
5.750%	05/15/2014		500,000	503,659
Hartford Life, Inc., Senior Note
7.375%	03/01/2031		150,000	173,787
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015		1,000,000	979,667
MetLife, Inc., Note
5.000%	11/24/2013		500,000	480,652
MetLife, Inc., Senior Note
6.500%	12/15/2032		100,000	105,825
Progressive Corporation (The), Senior Note
6.625%	03/01/2029		150,000	161,139
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011		400,000	374,203
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014		500,000	483,042
Prudential Financial, Inc., Note, (MTN), (FRN)
3.750%	05/01/2008		100,000	96,892
Radian Group, Inc., Senior Note
5.625%	02/15/2013		100,000	98,923
Safeco Corporation, Senior Note
4.875%	02/01/2010		150,000	146,558
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026		500,000	582,758
UnitedHealth Group, Inc., Note
5.000%	08/15/2014		500,000	481,282
WellPoint, Inc., Note
5.950%	12/15/2034		750,000	724,435
				10,497,875
Lodging—0.0%
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.500%	07/01/2010		250,000	247,700
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.375%	12/15/2013		250,000	238,712
				486,412
Media—Broadcasting & Publishing—0.8%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009		250,000	268,946
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		250,000	238,213
Comcast Cable Communications Corporation, Note
8.375%	05/01/2007		500,000	515,520
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022		400,000	505,766

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	$500,000	$563,076
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	1,004,899
Comcast Corp., Note
5.650%	06/15/2035	500,000	437,220
Comcast Corp., Note
5.300%	01/15/2014	500,000	476,153
Comcast Corporation, Note
7.050%	03/15/2033	500,000	516,139
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	70,993
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	284,926
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	227,997
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,133,310
Time Warner, Inc., Note
7.625%	04/15/2031	500,000	546,261
Viacom, Inc., Senior Note
7.875%	07/30/2030	250,000	273,018
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,033,355
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	49,207
			8,144,999
Metals—0.1%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033	150,000	147,626
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012	350,000	335,512
Alcoa, Inc., Note
7.375%	08/01/2010	750,000	804,404
Masco Corporation, Senior Note
5.875%	07/15/2012	250,000	249,418
			1,536,960
Oil & Gas—1.5%
Alberta Energy Ltd., Note
7.375%	11/01/2031	400,000	462,319
Amerada Hess Corp., Note
7.300%	08/15/2031	250,000	279,200
Amerada Hess Corporation
6.650%	08/15/2011	150,000	157,062
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029	150,000	183,937
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031	150,000	174,921
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012	250,000	248,021
Canadian Natural Resources, Ltd., Note (Canada)
5.850%	02/01/2035	500,000	476,130
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013	850,000	948,250
Chevron Phillips Chemical Company LLC, Note
5.375%	06/15/2007	350,000	348,494
Conoco, Inc., Note
6.950%	04/15/2029	750,000	851,042
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014	250,000	236,431
Devon Financing Corporation ULC, Note
7.875%	09/30/2031	500,000	605,473
Devon Financing Corporation ULC, Note
6.875%	09/30/2011	750,000	796,079
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009	50,000	47,865
Enterprise Products Operating, LP, Note
4.950%	06/01/2010	150,000	145,635
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014	150,000	145,697
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033	150,000	153,713
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011	500,000	523,308
Kinder Morgan Energy Partners, LP, Note
5.350%	08/15/2007	350,000	348,626
Kinder Morgan, Inc., Note
7.250%	03/01/2028	150,000	161,070
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012	750,000	776,926
Lasmo USA, Inc., Senior Note (United Kingdom)
6.750%	12/15/2007	100,000	102,439
Marathon Oil Corporation, Note
6.125%	03/15/2012	350,000	360,690
Nexen, Inc., Note (Canada)
5.050%	11/20/2013	250,000	239,719
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009	450,000	461,181
Occidental Petroleum Corporation, Note
7.200%	04/01/2028	250,000	287,208
Occidental Petroleum Corporation, Senior Note
7.375%	11/15/2008	400,000	420,010
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008	350,000	382,375
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010	350,000	394,625
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022	250,000	295,625
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014	350,000	374,500
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035	250,000	239,111
Phillips 66 Capital Trust II, Note
8.000%	01/15/2037	750,000	791,304
Southern California Gas Company, Note
4.800%	10/01/2012	100,000	96,502
Suncor Energy, Inc., Note
7.150%	02/01/2032	500,000	579,546
Texaco Capital, Inc., Note
5.500%	01/15/2009	350,000	353,480
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013	250,000	228,269
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018	100,000	112,794
Union Oil Company of California, Guaranteed Senior Note
5.050%	10/01/2012	100,000	99,261
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028	350,000	385,875
Valero Energy Corporation, Note
4.750%	06/15/2013	500,000	471,810
XTO Energy, Inc., Senior Note
4.900%	02/01/2014	750,000	712,197
			15,458,720
Pharmaceuticals—0.6%
Abbott Laboratories, Note
3.500%	02/17/2009	250,000	238,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
American Home Products Corporation, Senior Note
6.950%	03/15/2011	$250,000	$265,331
Bristol-Myers Squibb Company, Note
5.750%	10/01/2011	850,000	860,344
Eli Lilly & Company, Note
6.770%	01/01/2036	250,000	277,549
Eli Lilly & Company, Note
2.900%	03/15/2008	150,000	143,574
Genentech, Inc., Senior Note
5.250%	07/15/2035	600,000	541,655
Genentech, Inc., Senior Note
4.750%	07/15/2015	200,000	188,157
Genentech, Inc., Senior Note
4.400%	07/15/2010	100,000	96,459
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014	500,000	466,189
Johnson & Johnson, Note
4.950%	05/15/2033	200,000	183,137
Merck & Company, Inc., Note
4.750%	03/01/2015	250,000	234,896
Merck & Company, Inc., Senior Note
4.375%	02/15/2013	200,000	186,380
Pharmacia Corporation, Note
6.500%	12/01/2018	350,000	379,082
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033	250,000	268,852
Wyeth, Note
5.500%	03/15/2013	100,000	99,006
Wyeth, Senior Note
6.500%	02/01/2034	250,000	262,077
Wyeth, Senior Note
5.500%	02/01/2014	1,250,000	1,235,326
			5,926,531
Real Estate—0.2%
Archstone Smith Trust REIT, Senior Note
5.000%	08/15/2007	100,000	99,490
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	772,748
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	188,093
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	484,019
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	258,117
			1,802,467
Restaurants—0.0%
McDonald’s Corporation, Note, (MTN), (FRN)
3.875%	08/15/2007	250,000	245,119
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	272,389
			517,508
Retailers—0.5%
CVS Corporation, Note
4.875%	09/15/2014	530,000	499,470
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029	500,000	520,944
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	258,748
Fred Meyer, Inc., Note
7.450%	03/01/2008	750,000	775,423
Limited Brands, Note
5.250%	11/01/2014	250,000	233,196
May Department Stores Company (The), Note
7.900%	10/15/2007	250,000	257,512
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	249,081
Target Corporation, Note
7.000%	07/15/2031	350,000	404,235
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	750,000	901,926
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009	750,000	786,919
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	476,114
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	236,947
			5,600,515
Telecommunications—0.1%
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,084,472

Telephone Systems—1.7%
Alltel Corporation, Senior Note
7.000%	07/01/2012	250,000	269,181
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	96,089
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	250,000	317,554
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	822,890
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	900,000	1,027,674
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	362,808
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	254,919
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	192,444
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	2,000,000	2,232,970
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	899,759
Deutsche Telekom International Finance BV, Note (Netherlands)
8.000%	06/15/2010	700,000	763,006
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031	500,000	626,385
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011	100,000	109,323
GTE Corporation, Note
7.510%	04/01/2009	200,000	210,378
Royal KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	376,038
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	476,362
SBC Communications, Inc., Global Note
5.100%	09/15/2014	500,000	475,368
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	750,000	768,492
Sprint Capital Corporation, Note
8.375%	03/15/2012	850,000	961,555
Sprint Capital Corporation, Note
6.875%	11/15/2028	500,000	517,362
Sprint Capital Corporation, Note
6.125%	11/15/2008	1,000,000	1,018,341

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2034		$250,000	$225,627
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014		1,500,000	1,382,630
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013		350,000	332,137
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	406,471
TELUS Corporation, Note (Canada)
7.500%	06/01/2007		500,000	511,440
Verizon Global Funding Corporation, Note
7.750%	12/01/2030		750,000	830,959
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		350,000	344,031
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	228,745
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	288,773
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	589,883
				17,919,594
Transportation—0.4%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	801,177
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	549,314
CSX Corporation, Note
6.750%	03/15/2011		300,000	315,434
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	491,187
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	406,221
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	565,265
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	268,020
Union Pacific Corporation, Note, (MTN), (FRN)
6.790%	11/09/2007		750,000	766,919
				4,163,537
TOTAL CORPORATE OBLIGATIONS
(Cost $224,909,841)				220,380,653

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.3%
U.S. Government Agencies—10.6%
Federal Home Loan Bank
6.750%	08/15/2007		700,000	715,074
5.945%	07/28/2008		2,000,000	2,034,964
5.750%	05/15/2012		1,375,000	1,419,549
5.250%	06/18/2014		2,500,000	2,508,890
4.900%	07/24/2008		350,000	348,061
4.375%	03/17/2010		825,000	803,633
4.125%	10/26/2007		260,000	256,289
4.100%	06/13/2008		750,000	735,514
4.000%	03/10/2008		500,000	490,422
3.625%	06/20/2007		3,200,000	3,144,874
3.000%	04/15/2009	†	8,000,000	7,531,816
2.750%	03/14/2008		1,750,000	1,676,251
Federal Home Loan Mortgage Corporation
6.750%	09/15/2029		660,000	784,555
6.250%	07/15/2032		500,000	566,523
6.000%	06/15/2011		3,900,000	4,052,954
5.750%	04/15/2008- 01/15/2012		2,550,000	2,594,369
5.625%	11/23/2035		130,000	125,243
5.400%	02/28/2011		300,000	299,155
5.200%	03/05/2019		200,000	190,189
5.125%	07/15/2012		2,000,000	1,996,344
5.000%	02/08/2008- 01/30/2014		1,100,000	1,083,298
4.900%	11/03/2008		400,000	396,656
4.750%	12/08/2010		500,000	491,561
4.625%	02/21/2008		1,500,000	1,488,304
4.500%	08/04/2008- 01/15/2015		4,600,000	4,427,094
4.375%	11/16/2007- 07/17/2015		7,780,000	7,512,404
4.250%	06/23/2008		1,000,000	983,466
4.125%	09/01/2009- 02/24/2011		5,150,000	4,966,748
4.000%	09/22/2009		560,000	540,259
3.625%	09/15/2008		2,260,000	2,187,748
3.500%	09/15/2007		7,100,000	6,950,012
3.300%	09/14/2007		300,000	292,602
3.250%	11/02/2007		500,000	485,376
2.875%	05/15/2007	†	4,090,000	3,991,963
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	3,002,560
6.625%	09/15/2009- 11/15/2030		5,450,000	5,816,794
6.375%	06/15/2009		394,000	408,534
6.250%	05/15/2029		2,240,000	2,523,138
6.000%	05/15/2011		1,500,000	1,556,785
5.500%	03/15/2011		1,400,000	1,421,515
5.100%	02/22/2008		500,000	499,140
5.000%	01/23/2009		750,000	745,747
4.875%	01/11/2008		500,000	497,587
4.750%	02/21/2013		600,000	582,317
4.625%	06/01/2010- 10/15/2013		7,000,000	6,781,934
4.500%	08/04/2008- 10/15/2008	†	6,250,000	6,173,677
4.375%	09/07/2007- 07/17/2013		800,000	767,360
4.250%	09/15/2007		2,830,000	2,797,203
3.650%	11/30/2007		1,000,000	977,610
3.250%	01/15/2008- 02/15/2009		6,450,000	6,204,107
0.000%	06/01/2017		1,000,000	558,225
Financing Corporation, Note
9.650%	11/02/2018		500,000	694,735
8.600%	09/26/2019		500,000	652,690
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,303,002
				112,036,820
U.S. Government Agencies—Mortgage Backed—34.7%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		848,092	888,550
7.000%	02/01/2016- 11/01/2033		1,784,761	1,840,062
6.500%	05/01/2008- 03/01/2036		12,426,001	12,698,465
6.000%	11/01/2016- 02/01/2036		14,796,945	14,850,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
5.500%	02/01/2018- 11/01/2035		$40,682,124	$39,911,636
5.000%	05/01/2018- 04/01/2036		50,773,183	48,726,946
4.500%	07/01/2011- 01/01/2036		20,425,899	19,466,788
4.000%	04/01/2009- 05/01/2019		2,612,229	2,452,787
3.500%	05/01/2011		75,491	71,408
Federal Home Loan Mortgage Corporation TBA
5.500%	04/01/2036		1,200,000	1,171,874
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		89,736	93,865
7.000%	03/01/2030- 02/01/2036		4,357,298	4,489,716
6.500%	02/01/2017- 11/01/2033		7,450,367	7,619,937
6.000%	04/01/2014- 01/01/2036		24,824,375	24,874,049
5.500%	01/01/2018- 03/01/2036		65,735,939	64,363,917
5.000%	03/01/2018- 10/01/2035		63,942,995	61,411,342
4.500%	08/01/2011- 07/01/2035		19,592,676	18,547,018
4.000%	07/01/2011- 12/01/2018		6,409,312	6,029,016
Federal National Mortgage Association TBA
6.000%	02/01/2015		1,600,000	1,600,000
5.500%	04/01/2021		1,600,000	1,590,000
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		1,244,773	1,306,294
7.000%	09/15/2031		920,251	960,236
6.500%	03/15/2026- 10/15/2032		3,035,054	3,147,879
6.000%	02/15/2033- 11/15/2034		5,499,067	5,567,886
5.500%	03/15/2033- 12/15/2035		12,890,899	12,777,114
5.000%	05/15/2033- 12/15/2035		7,924,290	7,684,381
Government National Mortgage Association TBA
6.000%	04/01/2036		1,900,000	1,921,968
5.500%	04/01/2036		1,600,000	1,584,499
5.000%	04/01/2036		800,000	774,750
				368,422,422
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $493,372,852)				480,459,242

U.S. TREASURY OBLIGATIONS—25.2%
U.S. Treasury Bonds—7.6%
U.S. Treasury Bond
13.875%	05/15/2011		600,000	606,305
13.250%	05/15/2014		850,000	1,055,494
11.750%	11/15/2014		500,000	613,574
11.250%	02/15/2015		500,000	726,133
10.375%	11/15/2012		300,000	325,488
9.875%	11/15/2015		1,550,000	2,135,247
9.250%	02/15/2016	†	3,200,000	4,275,002
9.125%	05/15/2018		1,000,000	1,371,797
8.750%	05/15/2017- 05/15/2020	†	6,690,000	9,006,645
8.125%	08/15/2019	†	4,830,000	6,269,190
8.000%	11/15/2021	†	4,410,000	5,794,330
7.875%	02/15/2021		3,500,000	4,519,375
7.625%	02/15/2025		600,000	784,453
7.500%	11/15/2024		1,350,000	1,741,395
7.250%	05/15/2016- 08/15/2022		5,580,000	6,773,233
7.125%	02/15/2023		2,425,000	2,983,131
6.500%	11/15/2026		1,150,000	1,359,067
6.250%	05/15/2030	†	4,160,000	4,862,978
6.125%	11/15/2027	†	2,600,000	2,960,753
6.000%	02/15/2026		2,000,000	2,232,188
5.750%	08/15/2010	†	1,610,000	1,669,180
5.375%	02/15/2031	†	4,241,000	4,465,642
5.250%	02/15/2029		3,130,000	3,214,854
5.000%	08/15/2011	†	10,050,000	10,141,475
				79,886,929
U.S. Treasury Notes—17.6%
U.S. Treasury Note
6.125%	08/15/2007		6,230,000	6,334,159
6.000%	08/15/2009		4,470,000	4,632,914
5.625%	05/15/2008		4,800,000	4,876,690
5.500%	02/15/2008- 05/15/2009		5,000,000	5,085,588
5.000%	02/15/2011	†	3,240,000	3,267,339
4.875%	02/15/2012		2,095,000	2,098,930
4.750%	11/15/2008		9,100,000	9,083,656
4.625%	02/29/2008		990,000	986,327
4.500%	02/28/2011- 02/15/2036	†	3,685,000	3,514,063
4.375%	05/15/2007- 08/15/2012	†	18,540,000	18,361,403
4.250%	10/31/2007- 11/15/2014	†	17,750,000	17,206,241
4.125%	08/15/2008- 05/15/2015	†	8,630,000	8,239,199
4.000%	08/31/2007- 02/15/2015	†	42,460,000	40,924,123
3.875%	02/15/2013	†	4,400,000	4,150,098
3.750%	05/15/2008		2,400,000	2,349,190
3.625%	07/15/2009- 05/15/2013		1,410,000	1,344,224
3.500%	12/15/2009	†	5,770,000	5,515,762
3.375%	12/15/2008- 10/15/2009		5,630,000	5,408,312
3.250%	01/15/2009		7,630,000	7,321,824
3.125%	05/15/2007- 04/15/2009		6,570,000	6,402,561
3.000%	11/15/2007- 02/15/2008	†	19,420,000	18,844,728
2.750%	08/15/2007		7,700,000	7,487,349
2.625%	05/15/2008		3,500,000	3,347,425
				186,782,105
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $273,077,565)				266,669,034

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,028,643
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	608,565
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	22,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
MUNICIPAL OBLIGATIONS—(Continued)
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016	$525,000	$485,599
Oregon State (Oregon)
5.762%	06/01/2023	200,000	202,394
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,332,002)			2,348,073

SOVEREIGN DEBT OBLIGATIONS—1.6%
Government Issued—1.6%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	150,000	169,356
Canadian Government (Canada)
5.250%	11/05/2008	250,000	252,281
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	365,266
Hydro-Quebec (Canada)
8.050%	07/07/2024	500,000	638,397
Italian Republic (Italy)
6.875%	09/27/2023	750,000	853,262
Italian Republic (Italy)
6.000%	02/22/2011	1,550,000	1,605,372
Italian Republic (Italy)
5.375%	06/15/2033	500,000	483,189
Italian Republic (Italy)
4.375%	06/15/2013	1,000,000	951,113
Italian Republic (Italy)
3.750%	12/14/2007	500,000	488,934
Italian Republic (Italy)
3.250%	05/15/2009	500,000	473,239
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	547,245
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	272,176
New Brunswick Province (Canada)
3.500%	10/23/2007	150,000	146,348
Nova Scotia Province (Canada)
5.750%	02/27/2012	350,000	358,272
Ontario Province (Canada)
5.500%	10/01/2008	550,000	554,363
Ontario Province (Canada)
4.500%	02/03/2015	400,000	379,076
Ontario Province (Canada)
3.625%	10/21/2009	250,000	236,956
Ontario Province (Canada)
3.282%	03/28/2008	250,000	240,807
People’s Republic of China (China)
4.750%	10/29/2013	250,000	240,126
Quebec Province (Canada)
7.500%	09/15/2029	600,000	748,049
Quebec Province (Canada)
6.125%	01/22/2011	850,000	879,610
Quebec Province (Canada)
5.750%	02/15/2009	850,000	861,970
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	103,830
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	150,375
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	176,534
Republic of Korea (South Korea)
8.875%	04/15/2008	250,000	269,627
Republic of Poland (Poland)
5.250%	01/15/2014	200,000	197,500
Republic of Poland (Poland)
5.000%	10/19/2015	300,000	290,250
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	271,875
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	260,307
State of Israel (Israel)
5.125%	03/01/2014	250,000	240,217
United Mexican States (Mexico)
8.375%	01/14/2011	500,000	555,250
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	605,500
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	883,125
United Mexican States (Mexico)
7.500%	04/08/2033	400,000	447,000
United Mexican States (Mexico)
6.625%	03/03/2015	185,000	193,510
United Mexican States (Mexico)
6.375%	01/16/2013	679,000	697,673
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $17,268,296)			17,087,980

ASSET BACKED SECURITIES—1.4%
Automotive—0.5%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010	959,813	945,421
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4
3.060%	10/21/2009	1,000,000	974,677
Household Auto Receivables Trust, Series 2002-3, Class A4A
3.440%	05/18/2009	1,327,821	1,317,314
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012	2,750,000	2,664,132
			5,901,544
Credit Cards—0.6%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011	1,500,000	1,442,889
Capital One Master Trust, Series 2001-8, Class A
4.600%	08/17/2009	400,000	399,135
Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
5.650%	06/16/2008	1,975,000	1,978,737
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011	1,500,000	1,528,053
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011	825,000	842,506
			6,191,320
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	2,700,000	2,905,065
TOTAL ASSET BACKED SECURITIES
(Cost $15,576,216)			14,997,929

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—4.2%
Mortgage Backed—4.2%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043		$500,000	$492,947
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038		3,000,000	2,836,996
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042		500,000	474,515
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040		750,000	742,819
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4
5.226%	07/15/2044		900,000	882,785
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036		2,000,000	1,971,952
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/11/2030		401,274	409,082
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036		1,000,000	967,173
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033		282,871	285,256
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM
5.331%	11/10/2045		2,000,000	1,959,138
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033		3,500,000	3,654,503
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038		1,000,000	953,113
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033		1,707,000	1,834,362
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038		1,000,000	956,763
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041		250,000	237,405
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039		1,000,000	958,742
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E
4.981%	07/15/2042		750,000	706,252
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038		2,000,000	1,919,556
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4
5.380%	06/12/2041		750,000	746,793
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037		1,750,000	1,664,612
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031		6,000,000	6,214,691
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031		1,500,000	1,449,642
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		1,000,000	971,098
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029		1,000,000	947,112
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	500,278
Morgan Stanley Capital I, Series 1997-C1, Class B
7.690%	02/15/2020		88,457	88,499
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041		750,000	713,769
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045		1,000,000	950,715
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	487,330
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030		521,240	530,366
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034		3,000,000	2,922,255
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	683,732
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	724,816
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	487,571
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.234%	08/15/2041		750,000	737,470
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	946,584
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $45,504,368)				44,010,692

CASH EQUIVALENTS—10.2%
Institutional Money Market Funds—0.8%
American Beacon Funds		††	737,639	737,639
BGI Institutional Funds		††	7,193,894	7,193,894
Merrimac Cash Fund— Premium Class		††	357,453	357,453
				8,288,986
Bank & Certificate Deposits/ Offshore Time Deposits—9.1%
Abbey National PLC
4.770%	04/11/2006	††	737,635	737,635
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	1,844,088	1,844,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank Of Montreal
4.770%	05/02/2006	††	$1,844,088	$1,844,088
Bank Of Nova Scotia
4.790%	05/10/2006	††	1,844,088	1,844,088
Barclays
4.680%	04/28/2006	††	1,844,088	1,844,088
Calyon
4.750%	04/12/2006	††	2,212,906	2,212,906
Calyon
4.740%	05/09/2006	††	1,844,088	1,844,088
CIESCO
4.771%	04/27/2006	††	1,827,542	1,827,542
Clipper Receivables Corporation
4.768%	04/21/2006	††	1,844,088	1,844,088
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	1,844,088	1,844,088
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	1,475,270	1,475,270
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	2,581,723	2,581,723
Den Danske Bank
4.786%	04/07/2006	††	1,844,088	1,844,088
Fairway Finance
4.676%	04/10/2006	††	1,844,088	1,844,088
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	1,245,313	1,245,313
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	1,844,088	1,844,088
Fortis Bank
4.790%	04/05/2006	††	1,475,270	1,475,270
Fortis Bank
4.760%	04/24/2006	††	1,106,453	1,106,453
Fortis Bank
4.750%	04/24/2006	††	2,212,905	2,212,905
Govco Incorporated
4.726%	04/25/2006	††	1,844,088	1,844,088
Greyhawk Funding
4.729%	04/17/2006	††	1,844,088	1,844,088
Harris NA
4.750%	04/24/2006	††	1,844,088	1,844,088
Jupiter Securitization Corporation
4.633%	04/07/2006	††	1,844,088	1,844,088
Merrill Lynch & Co
4.865%	04/03/2006	††	8,575,988	8,575,988
Morgan Stanley & Co
4.865%	04/03/2006	††	7,376,352	7,376,352
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	1,475,270	1,475,270
Prefco
4.771%	04/25/2006	††	1,828,029	1,828,029
Rabobank Nederland
5.010%	05/31/2006	††	1,844,088	1,844,088
Ranger Funding
4.720%	04/17/2006	††	1,844,088	1,844,088
Ranger Funding
4.615%	04/03/2006	††	1,094,200	1,094,200
Royal Bank of Canada
4.765%	05/01/2006	††	2,950,541	2,950,541
Royal Bank of Canada
4.750%	04/26/2006	††	1,844,088	1,844,088
Royal Bank of Scotland
4.780%	04/06/2006	††	2,212,906	2,212,906
Royal Bank of Scotland
4.750%	04/28/2006	††	2,212,906	2,212,906
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	1,844,088	1,844,088
Societe Generale
4.790%	05/10/2006	††	1,844,088	1,844,088
Societe Generale
4.780%	05/04/2006	††	1,844,088	1,844,088
Societe Generale
4.700%	05/05/2006	††	1,844,088	1,844,088
Svenska Handlesbanken
4.850%	04/03/2006	††	1,521,755	1,521,755
The Bank of the West
4.720%	04/19/2006	††	1,844,088	1,844,088
Toronto Dominion Bank
4.720%	04/18/2006	††	1,844,088	1,844,088
UBS AG
4.750%	04/21/2006	††	3,688,176	3,688,176
UBS AG
4.720%	04/19/2006	††	2,212,906	2,212,906
Wells Fargo
4.760%	04/28/2006	††	1,844,088	1,844,088
Yorktown Capital LLC
4.759%	04/06/2006	††	1,844,088	1,844,088
				96,126,246
Floating Rate Instruments/Master Notes—0.3%
Bank of America
4.770%	05/16/2006	††	1,475,270	1,475,270
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	1,844,088	1,844,088
				3,319,358
TOTAL CASH EQUIVALENTS
(Cost $107,734,590)				107,734,590

REPURCHASE AGREEMENTS—1.4%
IBT Repurchase Agreement dated 03/31/06 due 04/03/06, with a maturity value of $14,974,589 and an effective yield of 4.15% collateralized by U.S Government Obligations with rates ranging from 7.55% to 7.875%, maturity dates ranging from 05/25/16 to 02/25/23 and an aggregate market value of $15,717,882.			14,969,412	14,969,412
TOTAL INVESTMENTS—110.3%
(Cost $1,194,745,142)				1,168,657,605
Other assets less liabilities—(10.3%)				(109,111,095)
NET ASSETS—100.0%				$1,059,546,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Legend to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

TBA	To Be Announced

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.06% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.0%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$128,372
Monster Worldwide, Inc. *	3,572	178,100
Omnicom Group	5,537	460,955
		767,427
Aerospace & Defense—1.6%
Goodrich Corporation	3,725	162,447
Boeing Company (The)	24,149	1,881,932
General Dynamics Corporation	12,122	775,566
Honeywell International, Inc.	25,109	1,073,912
Lockheed Martin Corporation	10,668	801,487
Northrop Grumman Corporation	10,578	722,372
Textron, Inc.	4,027	376,082
		5,793,798
Airlines—0.1%
Southwest Airlines Company †	21,649	389,466

Apparel Retailers—0.4%
Gap, Inc. (The)	16,874	315,206
Kohl’s Corporation *	10,470	555,015
Ltd. Brands	10,263	251,033
Nordstrom, Inc.	6,656	260,782
		1,382,036
Automotive—0.7%
Autonation, Inc. *†	5,626	121,240
Ford Motor Company †	55,078	438,421
General Motors Corporation †	16,757	356,421
Genuine Parts Company	5,410	237,120
Goodyear Tire & Rubber Company (The) *†	5,556	80,451
Harley-Davidson, Inc.	8,404	436,000
ITT Industries, Inc.	5,442	305,949
Navistar International Corporation *	2,176	60,014
Paccar, Inc. †	4,972	350,427
		2,386,043
Banking—11.1%
American Express Company	37,136	1,951,497
AmSouth Bancorp †	10,218	276,397
BB&T Corporation	16,108	631,434
Bank of America Corporation	138,967	6,328,557
Bank of New York Company, Inc. (The)	22,867	824,127
Capital One Financial Corporation	8,801	708,657
CIT Group, Inc.	6,087	325,776
Citigroup, Inc.	149,296	7,051,250
Comerica, Inc.	4,863	281,908
Compass Bancshares, Inc.	3,600	182,196
Fifth Third Bancorp †	16,462	647,944
First Horizon National Corporation †	3,674	153,022
Golden West Financial Corporation	7,771	527,651
Huntington Bancshares, Inc.	7,147	172,457
JP Morgan Chase & Company	104,731	4,360,999
KeyCorp	12,073	444,286
M&T Bank Corporation	2,431	277,474
Marshall & IIsley Corporation	6,157	268,322
Mellon Financial Corporation	12,412	441,867
National City Corporation	16,691	582,516
North Fork Bancorp, Inc.	14,553	419,563
Northern Trust Corporation	5,418	284,445
PNC Financial Services Group, Inc.	8,880	597,713
Regions Financial Corporation	14,002	492,450
SLM Corporation	12,376	642,809
Sovereign Bancorp, Inc.	10,480	229,617
State Street Corporation	9,782	591,126
Suntrust Banks, Inc.	11,177	813,239
Synovus Financial Corporation	9,554	258,818
U.S. Bancorp	54,205	1,653,253
Wachovia Corporation	48,783	2,734,287
Washington Mutual, Inc.	29,515	1,257,929
Wells Fargo & Company	50,097	3,199,695
Zions Bancorp	2,846	235,450
		39,848,731
Beverages, Food & Tobacco—4.6%
Altria Group, Inc.	62,320	4,415,995
Anheuser-Busch Companies, Inc.	23,142	989,783
Archer-Daniels-Midland Company	19,681	662,266
Brown-Forman Corporation Class B	2,464	189,654
Campbell Soup Company †	5,775	187,110
Coca-Cola Company (The)	61,905	2,591,962
Coca-Cola Enterprises, Inc.	9,430	191,806
ConAgra Foods, Inc.	15,594	334,647
Constellation Brands, Inc. Class A *	5,780	144,789
Dean Foods Company *	2,480	98,431
General Mills, Inc.	10,752	544,911
H.J. Heinz Company	10,333	391,827
Hershey Foods Corporation †	5,550	289,877
Kellogg Company	7,575	333,603
McCormick & Company, Inc.	3,895	131,885
Molson Coors Brewing Company—Class B	1,673	114,801
Pepsi Bottling Group, Inc.	4,086	124,174
Pepsico, Inc.	49,632	2,868,233
Reynolds American, Inc. †	2,475	261,113
Sara Lee Corporation	23,124	413,457
Supervalu, Inc.	4,247	130,893
Sysco Corporation	18,436	590,874
Tyson Foods, Inc. Class A †	7,900	108,546
UST, Inc. †	5,151	214,282
WM Wrigley Jr. Company	5,331	341,184
		16,666,103
Building Materials—1.3%
Home Depot, Inc.	63,564	2,688,757
Louisiana-Pacific Corporation	3,355	91,256
Lowe’s Companies, Inc.	23,382	1,506,736
Patterson Companies, Inc. *†	3,500	123,200
Vulcan Materials Company	3,021	261,770
		4,671,719
Chemicals—1.4%
Air Products & Chemicals, Inc.	6,726	451,920
Avery Dennison Corporation	3,207	187,545
Cooper Tire & Rubber Company	2,340	33,556
Dow Chemical Company (The)	28,836	1,170,742
Eastman Chemical Company	2,451	125,442
Ecolab, Inc.	5,738	219,192
EI Du Pont de Nemours & Company	27,450	1,158,665
Hercules, Inc. *	3,515	48,507
International Flavors & Fragrances, Inc.	2,365	81,167

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Monsanto Company		7,997	$677,746
PPG Industries, Inc.		5,081	321,881
Praxair, Inc.		9,796	540,249
Tronox, Inc.—Class B	*	696	11,823
			5,028,435
Commercial Services—1.0%
Allied Waste Industries, Inc.	*†	6,039	73,917
Apollo Group, Inc. Class A	*	4,409	231,517
Cendant Corporation		30,380	527,093
Cintas Corporation		4,114	175,339
Convergys Corporation	*	4,528	82,455
Equifax, Inc.		3,865	143,933
Fluor Corporation		2,599	222,994
H&R Block, Inc.		10,232	221,523
Moody’s Corporation		7,378	527,232
Paychex, Inc.		9,822	409,185
Robert Half International, Inc.	†	5,293	204,363
RR Donnelley & Sons Company		6,781	221,874
Ryder System, Inc.	†	2,030	90,903
Waste Management, Inc.		16,395	578,744
			3,711,072
Communications—1.9%
ADC Telecommunications, Inc.	*	3,642	93,192
Andrew Corporation	*	4,865	59,742
Avaya, Inc.	*†	13,317	150,482
Ciena Corporation	*†	15,008	78,192
Comverse Technology, Inc.	*	6,104	143,627
Corning, Inc.	*	46,470	1,250,508
L-3 Communications Holdings, Inc.		3,523	302,238
Motorola, Inc.		74,354	1,703,450
Network Appliance, Inc.	*†	11,224	404,401
Qualcomm, Inc.		49,199	2,489,961
			6,675,793
Computer Software & Processing—5.4%
Adobe Systems, Inc.	*	17,858	623,601
Affiliated Computer Services, Inc. Class A	*	3,680	219,549
Autodesk, Inc.	*	7,066	272,182
Automatic Data Processing, Inc.		17,124	782,224
BMC Software, Inc.	*	6,466	140,054
CA, Inc.		14,066	382,736
Citrix Systems, Inc.	*	5,196	196,928
Computer Sciences Corporation	*	5,432	301,748
Compuware Corporation	*	12,167	95,268
Electronic Arts, Inc.	*	9,238	505,503
Electronic Data Systems Corporation		16,012	429,602
First Data Corporation		22,793	1,067,168
Fiserv, Inc.	*	5,668	241,173
Google, Inc. Class A	*	5,424	2,115,360
IMS Health, Inc.		6,032	155,445
Intuit, Inc.	*	5,466	290,737
Microsoft Corporation		265,765	7,231,466
NCR Corporation	*	5,590	233,606
Novell, Inc.	*	11,821	90,785
Nvidia Corporation	*	5,134	293,973
Oracle Corporation	*	112,218	1,536,264
Parametric Technology Corp.	*	3,375	55,114
Symantec Corporation	*	30,890	519,879
Unisys Corporation	*†	10,465	72,104
VeriSign, Inc.	*†	7,800	187,122
Yahoo!, Inc.	*	37,700	1,216,202
			19,255,793
Computers—0.1%
Sun Microsystems, Inc.	*	103,203	529,431

Computers & Information—4.6%
Apple Computer, Inc.	*	25,717	1,612,970
Cisco Systems, Inc.	*	183,726	3,981,342
Dell, Inc.	*	70,432	2,096,056
EMC Corporation	*	71,183	970,224
Gateway, Inc.	*	10,279	22,511
Hewlett-Packard Company		84,473	2,779,162
International Business Machines Corporation		46,884	3,866,523
International Game Technology		10,262	361,428
Lexmark International, Inc.	*	3,468	157,378
Pitney Bowes, Inc.	†	6,896	296,045
Solectron Corporation	*	29,567	118,268
Symbol Technologies, Inc.		7,303	77,266
			16,339,173
Containers & Packaging—0.1%
Ball Corporation		3,168	138,853
Sealed Air Corporation		2,391	138,367
			277,220
Cosmetics & Personal Care—2.1%
Alberto Culver Company Class B		2,202	97,394
Avon Products, Inc.	†	14,018	436,941
Clorox Company		4,566	273,275
Colgate-Palmolive Company		15,470	883,337
Estee Lauder Companies, Inc. (The) Class A		3,200	119,008
Procter & Gamble Company		98,398	5,669,693
			7,479,648
Diversified—3.5%
3M Company		22,750	1,721,948
General Electric Company		311,866	10,846,700
			12,568,648
Electric Utilities—3.1%
AES Corporation (The)	*	19,714	336,321
Allegheny Energy, Inc.	*	4,824	163,292
Ameren Corporation		6,170	307,389
American Electric Power Company, Inc.		11,609	394,938
CMS Energy Corporation	*	7,199	93,227
Centerpoint Energy, Inc.		9,695	115,661
Cinergy Corporation		6,127	278,227
Consolidated Edison, Inc.	†	7,439	323,597
Constellation Energy Group, Inc.		5,297	289,799
DTE Energy Company		5,330	213,680
Dominion Resources, Inc.		10,409	718,533
Duke Energy Corporation	†	27,586	804,132
Edison International		9,898	407,600
Entergy Corporation		6,303	434,529
Exelon Corporation	†	19,945	1,055,091
FPL Group, Inc.		11,946	479,512
FirstEnergy Corporation		9,744	476,482
KeySpan Corporation		5,136	209,908
NiSource, Inc.		8,413	170,111
PG&E Corporation		10,328	401,759
PPL Corporation		11,228	330,103

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Pinnacle West Capital Corporation	2,891	$113,038
Progress Energy, Inc. †	7,759	341,241
Public Service Enterprise Group, Inc.	7,446	476,842
Sempra Energy	7,751	360,111
Southern Company (The) †	22,131	725,233
TXU Corporation	13,742	615,092
TECO Energy, Inc.	5,950	95,914
Xcel Energy, Inc. †	12,731	231,068
		10,962,430
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	2,656	230,806
Emerson Electric Company	12,325	1,030,740
		1,261,546
Electronics—3.1%
Advanced Micro Devices, Inc. *	13,436	445,538
Agilent Technologies, Inc. *	12,539	470,839
Altera Corporation *	11,395	235,193
American Power Conversion Corporation	5,418	125,210
Analog Devices, Inc.	11,110	425,402
Applied Micro Circuits Corporation *	9,726	39,585
Broadcom Corporation Class A *	12,853	554,735
Freescale Semiconductor, Inc. Class B *	12,267	340,655
Intel Corporation	175,857	3,402,833
JDS Uniphase Corporation *	45,346	189,093
Jabil Circuit, Inc. *†	5,122	219,529
LSI Logic Corporation *†	12,007	138,801
Linear Technology Corporation	8,992	315,439
Maxim Integrated Products, Inc.	9,705	360,541
Micron Technology, Inc. *†	19,238	283,183
Molex, Inc.	4,262	141,498
National Semiconductor Corporation	10,068	280,293
Novellus Systems, Inc. *	4,373	104,952
PMC-Sierra, Inc. *†	5,469	67,214
QLogic Corporation *	4,584	88,700
Raytheon Company	13,679	627,045
Rockwell Collins, Inc.	5,106	287,723
Sanmina-SCI Corporation *	16,779	68,794
Teradyne, Inc. *†	6,358	98,613
Texas Instruments, Inc.	48,413	1,571,970
Xilinx, Inc.	10,839	275,961
		11,159,339
Entertainment & Leisure—1.8%
Eastman Kodak Company	8,976	255,277
Harrah’s Entertainment, Inc.	5,444	424,414
Hasbro, Inc.	5,527	116,620
Mattel, Inc.	11,814	214,188
News Corporation, Inc. Class A	72,650	1,206,717
Time Warner, Inc.	134,488	2,258,054
Walt Disney Company	57,375	1,600,189
Xerox Corporation *	29,117	442,578
		6,518,037
Financial Services—3.7%
Ameriprise Financial, Inc.	7,301	328,992
Bear Stearns Companies, Inc. (The)	3,405	472,274
Charles Schwab Corporation (The)	31,601	543,853
Countrywide Financial Corporation	18,100	664,270
E*Trade Financial Corporation *	11,500	310,270
Federal Home Loan Mortgage Corporation	20,592	1,256,112
Federal National Mortgage Association	28,946	1,487,824
Federated Investors, Inc. Class B	2,799	109,301
Franklin Resources, Inc.	4,442	418,614
Goldman Sachs Group, Inc.	13,056	2,049,270
Janus Capital Group, Inc.	6,553	151,833
Lehman Brothers Holdings, Inc.	7,951	1,149,158
Merrill Lynch & Company, Inc.	27,492	2,165,270
Morgan Stanley	32,285	2,028,144
T. Rowe Price Group, Inc.	3,942	308,304
		13,443,489
Food Retailers—0.6%
Albertson’s, Inc.	11,517	295,641
Kroger Company *	21,895	445,782
Safeway, Inc. †	13,907	349,344
Starbucks Corporation *	22,870	860,827
Whole Foods Market, Inc.	4,200	279,048
		2,230,642
Forest Products & Paper—0.7%
Bemis Company	3,365	106,267
International Paper Company	14,513	501,714
Kimberly Clark Corporation	13,949	806,252
MeadWestvaco Corporation	5,462	149,167
Pactiv Corporation *	4,478	109,890
Temple-Inland, Inc.	3,438	153,163
Weyerhaeuser Company	7,461	540,400
		2,366,853
Health Care Providers—1.3%
Caremark Rx, Inc. *	13,322	655,176
Coventry Health Care, Inc. *	4,800	259,104
Express Scripts, Inc. *	4,374	384,475
HCA, Inc.	12,101	554,105
Health Management Associates, Inc. Class A †	7,595	163,824
Laboratory Corporation of America Holdings *	3,640	212,867
Manor Care, Inc.	2,002	88,789
Tenet Healthcare Corporation *	14,819	109,364
UnitedHealth Group, Inc.	40,734	2,275,401
		4,703,105
Heavy Construction—0.1%
Centex Corporation †	3,736	231,595
Lennar Corporation Class A †	3,600	217,368
		448,963
Heavy Machinery—2.3%
American Standard Companies, Inc.	5,509	236,116
Applied Materials, Inc.	48,463	848,587
Baker Hughes, Inc.	10,203	697,885
Black & Decker Corporation	2,261	196,458
Caterpillar, Inc.	20,302	1,457,887
Cummins, Inc. †	1,339	140,729
Deere & Company	7,329	579,357
Dover Corporation	6,014	292,040
Eaton Corporation	4,413	322,017
Ingersoll-Rand Company Class A	9,736	406,867
National-Oilwell Varco, Inc. *	5,295	339,515
Pall Corporation †	3,958	123,450
Parker Hannifin Corporation	3,755	302,691

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rockwell Automation, Inc.	5,356	$385,150
Stanley Works (The) †	2,127	107,754
United Technologies Corporation	30,398	1,762,172
W.W. Grainger, Inc.	2,254	169,839
		8,368,514
Home Construction, Furnishings & Appliances—0.6%
DR Horton, Inc.	8,206	272,603
Harman International Industries, Inc.	1,700	188,921
Johnson Controls, Inc.	5,919	449,430
KB Home	2,308	149,974
Leggett & Platt, Inc.	5,276	128,576
Masco Corporation †	12,939	420,388
Maytag Corporation	2,488	53,069
Pulte Homes, Inc.	6,258	240,432
Whirlpool Corporation †	2,005	183,397
		2,086,790
Household Products—0.4%
Fortune Brands, Inc. †	4,419	356,304
Illinois Tool Works, Inc. †	6,115	588,936
Newell Rubbermaid, Inc.	7,990	201,268
Rohm & Haas Company	4,355	212,829
Snap-On, Inc. †	1,846	70,370
		1,429,707
Industrial—Diversified—0.4%
Tyco International Ltd.	60,115	1,615,891

Insurance—5.5%
ACE Ltd. (Bermuda)	9,836	511,570
Aflac, Inc.	14,910	671,719
Aetna, Inc.	17,102	840,392
Allstate Corporation (The)	19,389	1,010,361
AMBAC Financial Group, Inc.	3,084	245,486
American International Group, Inc.	77,678	5,133,739
AON Corporation	9,430	391,439
Chubb Corporation	6,086	580,848
Cigna Corporation	3,554	464,223
Cincinnati Financial Corporation	5,083	213,842
Genworth Financial, Inc. Class A	10,600	354,358
Hartford Financial Services Group, Inc.	8,962	721,889
Humana, Inc. *	5,100	268,515
Jefferson Pilot Corporation ‡	3,967	236,179
Lincoln National Corporation	5,387	294,076
Loews Corporation	4,114	416,337
MBIA, Inc. †	4,034	242,564
MGIC Investment Corporation	2,777	185,032
Marsh & McLennan Companies, Inc.	16,339	479,713
Metlife, Inc.	22,547	1,090,598
Principal Financial Group	8,326	406,309
Progressive Corporation (The)	6,016	627,228
Prudential Financial, Inc.	14,698	1,114,255
Safeco Corporation	3,618	181,660
St. Paul Travelers Companies	20,567	859,495
Torchmark Corporation	3,284	187,516
UnumProvident Corporation †	9,377	192,041
WellPoint, Inc. *	19,760	1,530,017
XL Capital Ltd. Class A (Bermuda)	5,346	342,732
		19,794,133
Lodging—0.3%
Hilton Hotels Corporation	9,822	250,068
Marriott International, Inc. Class A	4,881	334,837
Starwood Hotels & Resorts Worldwide, Inc.	6,705	454,130
		1,039,035
Media—Broadcasting & Publishing—1.6%
CBS Corp. Class B	23,580	565,448
Clear Channel Communications, Inc.	15,334	444,839
Comcast Corporation Class A *†	63,818	1,669,479
Dow Jones & Company, Inc. †	2,056	80,801
E.W. Scripps Company Class A	2,500	111,775
Gannett Company, Inc. †	7,093	425,013
Knight-Ridder, Inc.	2,030	128,316
McGraw-Hill Companies, Inc. (The)	10,854	625,407
Meredith Corporation	1,189	66,334
New York Times Company Class A †	4,417	111,794
Tribune Company	7,992	219,221
Univision Communications, Inc. Class A *	6,880	237,154
Viacom, Inc. Class B *	22,980	891,624
		5,577,205
Medical Supplies—3.8%
Allergan, Inc.	4,430	480,655
Applera Corporation—Applied Biosystems Group	5,286	143,462
Bausch & Lomb, Inc. †	1,661	105,806
Baxter International, Inc.	19,805	768,632
Becton, Dickinson & Company	7,580	466,776
Biomet, Inc. †	7,495	266,222
Boston Scientific Corporation *	17,883	412,203
C.R. Bard, Inc. †	3,184	215,907
Fisher Scientific International *	3,600	244,980
Guidant Corporation	9,881	771,311
Johnson & Johnson	89,044	5,273,186
Kla-Tencor Corporation	5,865	283,631
Medtronic, Inc.	36,230	1,838,673
Millipore Corporation *†	1,546	112,951
PerkinElmer, Inc.	4,019	94,326
Quest Diagnostics, Inc.	4,860	249,318
St. Jude Medical, Inc. *	11,090	454,690
Stryker Corporation	8,604	381,501
Tektronix, Inc.	2,676	95,560
Thermo Electron Corporation *	5,157	191,273
Waters Corporation *	3,186	137,476
Zimmer Holdings, Inc. *	7,357	497,333
		13,485,872
Metals—1.0%
Alcoa, Inc.	25,904	791,626
Allegheny Technologies, Inc.	2,556	156,376
Danaher Corporation	7,201	457,624
Engelhard Corporation	3,472	137,526
Newmont Mining Corporation	13,582	704,770
Nucor Corporation †	4,760	498,800
Phelps Dodge Corporation	5,880	473,516
United States Steel Corporation	3,216	195,147
		3,415,385
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	5,578	333,397

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oil & Gas—9.3%
Amerada Hess Corporation †	2,417	$344,181
Anadarko Petroleum Corporation	6,822	689,090
Apache Corporation	9,963	652,676
Ashland, Inc.	2,173	154,457
BJ Services Company †	9,826	339,980
Burlington Resources, Inc.	11,242	1,033,252
Chesapeake Energy Corporation †	11,000	345,510
Chevron Texaco Corporation	66,530	3,856,744
ConocoPhillips	41,502	2,620,851
Devon Energy Corporation	13,246	810,258
Dynegy, Inc. Class A *†	7,665	36,792
EOG Resources, Inc.	7,355	529,560
EL Paso Corporation	19,255	232,023
Exxon Mobil Corporation	182,704	11,119,365
Halliburton Company	15,473	1,129,838
Kerr-McGee Corporation	3,451	329,501
Kinder Morgan, Inc.	2,886	265,483
Marathon Oil Corporation	10,937	833,071
Murphy Oil Corporation	5,100	254,082
Nabors Industries Ltd. *	4,642	332,274
Nicor, Inc. †	1,395	55,186
Noble Corporation	4,237	343,621
Occidental Petroleum Corporation	12,826	1,188,329
Peoples Energy Corporation †	1,166	41,556
Rowan Companies, Inc.	3,489	153,376
Schlumberger Ltd.	17,626	2,230,923
Sunoco, Inc.	4,228	327,966
Transocean, Inc. *	9,731	781,399
Valero Energy Corporation	18,680	1,116,690
Weatherford International Ltd. *	10,600	484,950
Williams Companies, Inc.	17,295	369,940
XTO Energy, Inc.	10,933	476,351
		33,479,275
Pharmaceuticals—6.8%
Abbott Laboratories	46,359	1,968,867
AmerisourceBergen Corporation	6,418	309,797
Amgen, Inc. *	34,858	2,535,920
Barr Pharmaceuticals, Inc. *	3,200	201,536
Biogen Idec, Inc. *	10,074	474,485
Bristol-Myers Squibb Company	58,482	1,439,242
Cardinal Health, Inc. †	12,740	949,385
Chiron Corporation *†	3,235	148,195
Eli Lilly & Company	34,046	1,882,744
Forest Laboratories, Inc. *	9,616	429,162
Genzyme Corporation *	7,897	530,836
Gilead Sciences, Inc. *	13,910	865,480
Hospira, Inc. *	4,680	184,673
King Pharmaceuticals, Inc. *	7,638	131,756
McKesson Corporation	9,367	488,302
Medco Health Solutions, Inc. *	9,258	529,743
MedImmune, Inc. *	7,440	272,155
Merck & Company, Inc.	65,403	2,304,148
Mylan Laboratories	6,000	140,400
Pfizer, Inc.	220,501	5,494,885
Schering-Plough Corporation	44,889	852,442
Sigma Aldrich Corporation †	1,896	124,738
Watson Pharmaceuticals, Inc. *†	2,919	83,892
Wyeth	40,213	1,951,135
		24,293,918
Real Estate—0.8%
Apartment Investment & Management Company REIT Class A	2,984	139,950
Archstone-Smith Trust REIT	6,200	302,374
Equity Office Properties Trust REIT	12,428	417,332
Equity Residential REIT	8,722	408,102
Kimco Realty Corporation REIT	4,160	168,106
Plum Creek Timber Company, Inc. REIT	5,794	213,972
Prologis REIT	7,198	385,093
Public Storage, Inc. REIT †	2,500	203,075
Simon Property Group, Inc. REIT	5,554	467,314
Vornado Realty Trust REIT	3,500	336,000
		3,041,318
Restaurants—0.6%
Darden Restaurants, Inc.	3,972	162,971
McDonald’s Corporation	37,563	1,290,665
Wendy’s International, Inc.	3,408	211,500
Yum! Brands, Inc.	8,174	399,382
		2,064,518
Retailers—3.9%
Amazon.Com, Inc. *	8,700	317,637
Autozone, Inc. *	1,646	164,090
Bed Bath & Beyond, Inc. *	8,277	317,837
Best Buy Company, Inc.	12,303	688,107
Big Lots, Inc. *	3,704	51,708
CVS Corporation	24,792	740,537
Circuit City Stores, Inc. †	4,766	116,672
Costco Wholesale Corporation †	14,007	758,619
Dillard’s, Inc. Class A †	1,726	44,945
Dollar General Corporation	9,870	174,403
eBay, Inc. *	33,995	1,327,845
Family Dollar Stores, Inc.	5,061	134,623
Federated Department Stores	8,021	585,533
JC Penney Company, Inc. (Holding Company)	7,033	424,864
Office Depot, Inc. *	8,714	324,509
OfficeMax, Inc.	2,397	72,318
RadioShack Corporation	3,908	75,151
Sears Holdings Corporation *	3,057	404,258
Sherwin-Williams Company (The)	3,384	167,305
Staples, Inc.	22,357	570,551
TJX Companies, Inc.	14,038	348,423
Target Corporation	26,295	1,367,603
Tiffany & Company	4,243	159,282
Walgreen Company	30,210	1,302,957
Wal-Mart Stores, Inc.	74,752	3,531,284
		14,171,061
Telecommunications—0.2%
Citizens Communications Company	10,409	138,127
Lucent Technologies, Inc. *	131,379	400,706
Tellabs, Inc. *	12,229	194,441
		733,274
Telephone Systems—3.2%
Alltel Corporation	11,652	754,467
AT&T, Inc.	116,854	3,159,732
BellSouth Corporation	53,628	1,858,210
CenturyTel, Inc.	4,207	164,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Qwest Communications International, Inc. *†	45,657	$310,468
Sprint Nextel Corp.	88,332	2,282,499
Verizon Communications, Inc.	87,328	2,974,392
		11,504,346
Textiles, Clothing & Fabrics—0.4%
Coach, Inc. *	11,268	389,647
Jones Apparel Group, Inc.	3,500	123,795
Liz Claiborne, Inc. †	3,056	125,235
Nike, Inc. Class B	5,805	494,006
VF Corporation	2,652	150,899
		1,283,582
Transportation—2.0%
Brunswick Corporation	2,897	112,577
Burlington Northern Santa Fe Corporation	11,092	924,296
CSX Corporation	6,378	381,404
Carnival Corporation	13,165	623,626
FedEx Corporation	9,049	1,021,994
Norfolk Southern Corporation	12,304	665,277
Sabre Holdings Corporation †	3,944	92,802
Union Pacific Corporation	7,880	735,598
United Parcel Service, Inc. Class B	32,667	2,593,106
		7,150,680
TOTAL COMMON STOCKS
(Cost $188,445,363)		351,732,841

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
(Cost $446,192)
4.530%	06/08/2006	**	$450,000	446,192

CASH EQUIVALENTS—4.9%
Institutional Money Market Funds—0.4%
American Beacon Funds		††	121,354	121,354
BGI Institutional Funds		††	1,183,519	1,183,519
Merrimac Cash Fund— Premium Class		††	58,807	58,807
				1,363,680
Bank & Certificate Deposits/ Offshore Time Deposits—4.4%
Abbey National PLC
4.770%	04/11/2006	††	121,355	121,355
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	303,384	303,384
Bank Of Montreal
4.770%	05/02/2006	††	303,384	303,384
Bank Of Nova Scotia
4.790%	05/10/2006	††	303,384	303,384
Barclays
4.680%	04/28/2006	††	303,384	303,384
Calyon
4.750%	04/12/2006	††	364,061	364,061
Calyon
4.740%	05/09/2006	††	303,384	303,384
CIESCO
4.771%	04/27/2006	††	300,662	300,662
Clipper Receivables Corporation
4.768%	04/21/2006	††	303,384	303,384
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	303,385	303,385
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	242,707	242,707
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	424,738	424,738
Den Danske Bank
4.786%	04/07/2006	††	303,385	303,385
Fairway Finance
4.676%	04/10/2006	††	303,385	303,385
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	204,875	204,875
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	303,385	303,385
Fortis Bank
4.790%	04/05/2006	††	242,707	242,707
Fortis Bank
4.760%	04/24/2006	††	182,031	182,031
Fortis Bank
4.750%	04/24/2006	††	364,061	364,061
Govco Incorporated
4.726%	04/25/2006	††	303,384	303,384
Greyhawk Funding
4.729%	04/17/2006	††	303,384	303,384
Harris NA
4.750%	04/24/2006	††	303,384	303,384
Jupiter Securitization Corporation
4.633%	04/07/2006	††	303,384	303,384
Merrill Lynch & Co
4.865%	04/03/2006	††	1,410,898	1,410,898
Morgan Stanley & Co
4.865%	04/03/2006	††	1,213,537	1,213,537
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	242,707	242,707
Prefco
4.771%	04/25/2006	††	300,742	300,742
Rabobank Nederland
5.010%	05/31/2006	††	303,384	303,384
Ranger Funding
4.720%	04/17/2006	††	303,384	303,384
Ranger Funding
4.615%	04/03/2006	††	180,015	180,015
Royal Bank of Canada
4.765%	05/01/2006	††	485,415	485,415
Royal Bank of Canada
4.750%	04/26/2006	††	303,385	303,385
Royal Bank of Scotland
4.780%	04/06/2006	††	364,061	364,061
Royal Bank of Scotland
4.750%	04/28/2006	††	364,061	364,061
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	303,384	303,384
Societe Generale
4.790%	05/10/2006	††	303,384	303,384
Societe Generale
4.780%	05/04/2006	††	303,384	303,384
Societe Generale
4.700%	05/05/2006	††	303,384	303,384
Svenska Handlesbanken
4.850%	04/03/2006	††	250,355	250,355
The Bank of the West
4.720%	04/19/2006	††	303,384	303,384
Toronto Dominion Bank
4.720%	04/18/2006	††	303,385	303,385

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
UBS AG
4.750%	04/21/2006	††	$606,768	$606,768
UBS AG
4.720%	04/19/2006	††	364,061	364,061
Wells Fargo
4.760%	04/28/2006	††	303,384	303,384
Yorktown Capital LLC
4.759%	04/06/2006	††	303,384	303,384
				15,814,423
Floating Rate Instruments/Master Notes—0.1%
Bank of America
4.770%	05/16/2006	††	242,707	242,707
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	303,384	303,384
				546,091
TOTAL CASH EQUIVALENTS
(Cost $17,724,194)				17,724,194

REPURCHASE AGREEMENTS—1.9%
IBT Repurchase Agreement dated 3/31/06 due 4/03/06, with a maturity value of $6,731,805 and a effective yield of 4.15% collateralized by the U.S. Government Agency Obligations with rates of 7.625% and 7.200%, maturity dates of 1/25/2028 and 2/25/2029 respectively and an aggregate market value of $7,065,952.			6,729,478	6,729,478
TOTAL INVESTMENTS—104.9%
(Cost $213,345,227)				376,632,705
Other assets less liabilities—(4.9%)				(17,727,974)
NET ASSETS—100.0%				$358,904,731

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.9%
Advertising—0.2%
24/7 Real Media, Inc.	*	273	$2,856
Aquantive, Inc.	*†	2,027	47,716
Catalina Marketing Corporation		2,131	49,226
Getty Images, Inc.	*	1,742	130,441
Interpublic Group, Inc.	*†	17,203	164,461
Jupitermedia Corporation	*	1,450	26,071
Lamar Advertising Company	*†	3,479	183,065
Monster Worldwide, Inc.	*	4,681	233,395
Omnicom Group		7,385	614,801
Valueclick, Inc.	*†	4,058	68,661
			1,520,693
Aerospace & Defense—1.2%
AAR Corporation	*	1,489	42,407
Alliant Techsystems, Inc.	*†	1,550	119,613
Armor Holdings, Inc.	*†	1,500	87,435
Goodrich Corporation		4,882	212,904
Boeing Company (The)		29,809	2,323,015
Fairchild Corporation (The) Class A	*	3,265	8,489
Gencorp, Inc.	*†	1,629	33,476
General Dynamics Corporation		13,610	870,768
Heico Corporation	†	705	22,341
Heico Corporation Class A		878	23,908
Honeywell International, Inc.		31,671	1,354,569
Kreisler Manufacturing Corporation	*†	1,250	11,375
Lockheed Martin Corporation		14,210	1,067,597
Northrop Grumman Corporation		14,000	956,060
Orbital Sciences Corporation	*†	2,123	33,586
Sequa Corporation Class A	*	510	49,878
Textron, Inc.		4,843	452,288
Triumph Group, Inc.	*	822	36,382
			7,706,091
Airlines—0.2%
AMR Corporation	*†	6,672	180,478
Air T, Inc.		1,352	15,291
Airnet Systems, Inc.	*	2,609	9,105
Airtran Holdings, Inc.	*†	3,168	57,372
Alaska Air Group, Inc.	*	1,343	47,609
Bristow Group, Inc.	*	982	30,344
Continental Airlines, Inc. Class B	*†	2,723	73,249
ExpressJet Holdings, Inc.	*	2,636	19,612
Frontier Airlines, Inc.	*†	1,369	10,541
JetBlue Airways Corporation	*†	6,414	68,758
Mesa Air Group, Inc.	*†	847	9,690
Midwest Air Group, Inc.	*†	915	6,039
PHI, Inc.	*	774	28,421
Skywest, Inc.		2,390	69,955
Southwest Airlines Company	†	30,863	555,225
UAL Corp.	*	1,900	75,867
US Airways Group, Inc.	*†	572	22,880
World Air Holdings, Inc.	*	2,821	27,702
			1,308,138
Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	232,151
Aeropostale, Inc.	*	2,403	72,474
American Eagle Outfitters, Inc.		5,824	173,905
AnnTaylor Stores Corporation	*	2,733	100,547
Bebe Stores, Inc.		790	14,552
Big Dog Holdings, Inc.	*	1,620	18,905
Buckle, Inc. (The)		1,115	45,659
Burlington Coat Factory Warehouse Corporation		877	39,860
Carter’s, Inc.	*	738	49,808
Casual Male Retail Group, Inc.	*	1,930	18,798
Cato Corporation Class A		1,761	42,017
Charlotte Russe Holding, Inc.	*	1,100	23,540
Charming Shoppes, Inc.	*	3,138	46,662
Chico’s FAS, Inc.	*	7,236	294,071
Children’s Place	*†	1,144	66,238
Christopher & Banks Corporation		1,528	35,465
Claire’s Stores, Inc.		3,855	139,975
Dress Barn, Inc.	*†	950	45,552
Finish Line Class A		1,604	26,386
Gap, Inc. (The)		25,472	475,817
HOT Topic, Inc.	*†	1,824	26,448
JOS A. Bank Clothiers, Inc.	*†	577	27,667
Kohl’s Corporation	*	12,808	678,952
Ltd. Brands		14,843	363,060
Nordstrom, Inc.		10,104	395,875
Pacific Sunwear of California, Inc.	*†	3,025	67,034
Payless Shoesource, Inc.	*†	2,964	67,846
Ross Stores, Inc.		6,350	185,356
Stage Stores, Inc.		1,491	44,357
Talbots, Inc.		375	10,076
Too, Inc.	*	1,485	51,010
Urban Outfitters, Inc.	*†	5,012	122,994
Wet Seal, Inc. (The) Class A	*	1,246	8,286
Wilsons The Leather Experts, Inc.	*	819	3,194
			4,014,537
Automotive—0.8%
A.O. Smith Corporation		1,341	70,805
Adesa, Inc.		4,131	110,463
Aftermarket Technology Corporation	*	603	13,634
American Axle & Manufacturing Holdings, Inc.	†	2,113	36,196
America’s Car Mart, Inc.	*	354	7,611
Amerigon, Inc.	*	2,107	16,371
ArvinMeritor, Inc.		2,791	41,614
Asbury Automotive Group, Inc.	*	1,342	26,464
Autonation, Inc.	*	8,512	183,434
BorgWarner, Inc.		2,274	136,531
Carmax, Inc.	*†	4,258	139,151
Clarcor, Inc.		2,354	83,802
Coachmen Industries, Inc.		705	8,023
Copart, Inc.	*	3,582	98,326
Dura Automotive Systems, Inc.	*	599	1,438
Federal Signal Corporation		2,159	39,941
Ford Motor Company	†	74,379	592,057
General Motors Corporation	†	17,970	382,222
Genuine Parts Company		7,620	333,985
Goodyear Tire & Rubber Company (The)	*†	7,281	105,429
Group 1 Automotive, Inc.		1,068	50,773
Harley-Davidson, Inc.	†	12,173	631,535
Harsco Corporation		1,823	150,616
ITT Industries, Inc.		8,056	452,908
Jarden Corporation	*†	1,771	58,177
JLG Industries, Inc.		3,562	109,674
Keystone Automotive Industries, Inc.	*	1,743	73,572
Lear Corporation	†	2,741	48,598
Lithia Motors, Inc. Class A		862	29,911
Monaco Coach Corporation		1,376	18,438
Navistar International Corporation	*	2,851	78,631

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oshkosh Truck Corporation	2,868	$178,504
Paccar, Inc. †	7,562	532,970
PEP Boys-Manny Moe & Jack	2,200	33,242
Proliance International, Inc. *	2,239	12,225
Sonic Automotive, Inc.	1,649	45,776
Strattec Security Corporation *	123	4,587
Superior Industries International, Inc. †	1,102	21,335
Tenneco Automotive, Inc. *	1,600	34,704
Titan International, Inc. †	1,085	18,727
TRW Automotive Holdings Corporation *†	900	20,970
United Auto Group, Inc. †	1,777	76,411
Visteon Corporation *	5,429	24,973
Wabash National Corporation	1,395	27,551
Winnebago Industries, Inc. †	1,432	43,447
		5,205,752
Banking—10.5%
1st Source Corporation	1,073	32,169
Advanta Corporation Class A	1,446	49,294
Alabama National Bancorp	575	39,330
Alliance Bankshares Corporation *	647	12,141
AMB Financial Corporation	1,125	15,930
Amcore Financial, Inc.	1,313	41,517
American Express Company	44,975	2,363,436
AmeriCredit Corporation *	6,437	197,809
AmSouth Bancorp †	14,570	394,118
Anchor Bancorp Wisconsin, Inc.	1,411	42,767
Associated Banc Corporation	5,110	173,638
Astoria Financial Corporation	4,671	144,614
BB&T Corporation	22,954	899,797
Banc Corporation *	895	10,606
BancFirst Corporation	642	27,991
Bancorpsouth, Inc.	3,611	86,700
BancTrust Financial Group, Inc.	1,600	35,440
Bank Mutual Corporation	3,756	44,471
Bank of America Corporation	188,862	8,600,775
Bank of Hawaii Corporation	2,494	132,955
Bank of New York Company, Inc. (The)	31,499	1,135,224
BankAtlantic Bancorp, Inc. Class A	2,210	31,802
Bankunited Financial Corporation Class A	793	21,443
Bay View Capital Corporation *	277	4,834
Blue River Bancshares, Inc. *	2,545	17,611
BOK Financial Corporation	1,765	83,926
Boston Private Financial Holdings, Inc.	1,297	43,826
Brookline Bancorp, Inc.	3,765	58,320
Bryn Mawr Bank Corporation	1,058	23,456
Capital Bank Corporation †	1,282	20,832
Capital City Bank Group, Inc. †	1,113	39,567
Capital Crossing Bank *	1,680	53,525
Capital One Financial Corporation	12,245	985,967
Capitol Federal Financial	2,115	68,314
Cardinal Financial Corporation	1,142	15,451
Cascade Bancorp	1,753	51,801
Cascade Financial Corporation	851	16,169
Cathay General Bancorp	2,082	78,366
Central Pacific Financial Corporation	929	34,113
CFS Bancorp, Inc.	1,873	28,058
Charter Financial Corporation	350	13,321
Chemical Financial Corporation	1,552	50,145
Chittenden Corporation	2,222	64,371
CIT Group, Inc.	8,482	453,957
Citigroup, Inc.	207,465	9,798,572
Citizens Banking Corporation	2,069	55,553
City Bank, Lynnwood, WA	1,097	51,054
City Holding Company	250	9,197
City National Corporation	2,199	168,861
Coastal Financial Corporation	1,775	24,424
CoBiz, Inc.	1,063	21,898
Colonial BancGroup, Inc. (The)	5,643	141,075
Comerica, Inc.	6,877	398,660
Commerce Bancorp, Inc. †	6,314	231,408
Commerce Bancshares, Inc.	3,436	177,538
Commercial Capital Bancorp, Inc. †	1,127	15,846
Community Bank System, Inc.	1,402	31,307
Community Trust Bancorp, Inc.	665	22,543
Compass Bancshares, Inc.	4,769	241,359
CompuCredit Corporation *	83	3,055
Corus Bankshares, Inc. †	351	20,863
Cullen/Frost Bankers, Inc.	2,502	134,482
CVB Financial Corporation	3,713	63,492
Dime Community Bancshares	1,638	23,538
Downey Financial Corporation †	1,038	69,857
Eastern Virginia Bankshares, Inc.	700	16,212
East-West Bancorp, Inc.	2,200	84,810
Equitex, Inc. *	528	2,482
Euronet Worldwide, Inc. *	1,056	39,948
Farmers Capital Bank Corporation	1,113	35,193
Fidelity Bankshares, Inc.	2,263	76,105
Fidelity Southern Corporation	1,381	24,582
Fifth Third Bancorp †	20,049	789,129
Financial Federal Corporation	1,513	44,331
Financial Institutions, Inc.	749	14,149
First Bancorp North Carolina	643	14,390
First Bancorp Puerto Rico	3,246	40,121
First Charter Corporation	843	20,822
First Citizens BancShares, Inc. Class A	454	87,622
First Commonwealth Financial Corporation	5,133	75,250
First Community Bancorp	894	51,548
First Financial Bancorp	1,895	31,533
First Financial Bankshares, Inc.	333	12,754
First Financial Service Corporation	333	9,987
First Horizon National Corporation †	5,607	233,532
First Merchants Corporation	874	23,178
First Midwest Bancorp, Inc.	2,002	73,213
First Niagara Financial Group, Inc.	4,099	60,091
First Oak Brook Bancshares Class A	771	20,624
First of Long Island Corporation (The)	493	20,952
First Republic Bank	1,336	50,528
FirstBank NW Corporation	398	7,319
FirstFed Financial Corporation *†	922	55,145
FirstMerit Corporation	3,895	96,051
Flagstar Bancorp, Inc.	2,110	31,861
FMS Financial Corporation	500	9,387
FNB Corporation	3,344	57,182
Fremont General Corporation †	2,929	63,149
Frontier Financial Corporation	1,503	49,659
Fulton Financial Corporation	6,222	107,018
Glacier Bancorp, Inc.	1,181	36,670
Gold Banc Corporation, Inc.	1,334	24,439
Golden West Financial Corporation	13,210	896,959
Greater Bay Bancorp	2,213	61,389
Hallwood Group, Inc.	100	14,475
Hancock Holding Company	1,752	81,503
Harbor Florida Bancshares, Inc.	491	18,594
Harleysville National Corporation	1,153	26,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Harrington West Financial Group, Inc.	1,171	$18,982
Heritage Financial Corporation	332	9,628
Home City Financial Corporation	434	6,514
Horizon Financial Services Corporation	450	6,334
Hudson City Bancorp, Inc.	25,794	342,802
Huntington Bancshares, Inc. †	11,317	273,079
Independence Community Bank Corporation	3,416	142,379
Independent Bank Corporation (Massachusetts)	874	28,099
Independent Bank Corporation (Michigan)	1,980	56,331
IndyMac Bancorp, Inc.	2,523	103,266
Integra Bank Corporation	848	19,385
International Bancshares Corporation	2,953	84,840
Investors Financial Services Corporation	2,840	133,111
Irwin Financial Corporation	1,296	25,052
JP Morgan Chase & Company	143,836	5,989,331
KeyCorp	17,394	640,099
KNBT Bancorp, Inc.	1,002	16,383
M&T Bank Corporation	3,475	396,636
MAF Bancorp, Inc.	1,245	54,494
Main Street Banks, Inc.	500	12,940
Main Street Trust, Inc.	291	8,803
Marshall & IIsley Corporation	8,095	352,780
Matrix Bancorp, Inc. *	973	21,406
MB Financial, Inc.	760	26,904
Medallion Financial Corporation	958	12,981
Mellon Financial Corporation	17,152	610,611
Mercantile Bankshares Corporation	5,206	200,171
Merchants Bancshares, Inc.	571	14,018
Midsouth Bancorp, Inc.	399	11,431
MidWestOne Financial Group, Inc.	582	11,524
Mitcham Industries, Inc. *	1,100	18,304
NASB Financial, Inc.	528	18,089
National City Corporation	22,634	789,927
National Penn Bancshares, Inc.	1,628	34,644
NBT Bancorp, Inc.	1,000	23,250
Nelnet, Inc. Class A *	481	20,034
Netbank, Inc.	2,850	20,634
New York Community Bancorp, Inc. †	10,860	190,267
NewAlliance Bancshares, Inc.	4,600	66,378
North Fork Bancorp, Inc.	19,396	559,187
Northern States Financial Corporation	772	17,239
Northern Trust Corporation	8,643	453,757
Northwest Bancorp, Inc.	2,048	50,708
Ocwen Financial Corporation *†	3,358	34,319
Old National Bancorp	3,552	76,865
PNC Financial Services Group, Inc.	11,751	790,960
Pacific Capital Bancorp	1,724	58,340
Pacific Premier Bancorp, Inc. *	976	11,448
Park National Corporation	728	77,532
Parkvale Financial Corporation	616	17,186
Peoples Bancorp, Inc.	814	24,420
People’s Bank	2,509	82,170
Peoples Financial Corporation	883	16,671
PFF Bancorp, Inc.	1,096	36,946
Popular, Inc. (Puerto Rico)	10,296	213,745
Premier Community Bankshares, Inc.	933	20,470
PrivateBancorp, Inc.	1,200	49,788
Provident Bankshares Corporation	1,369	49,900
Provident Financial Services, Inc.	943	17,068
Provident New York Bancorp	3,670	47,600
R&G Financial Corporation Class B (Puerto Rico)	1,555	19,686
Regions Financial Corporation	20,065	705,686
Republic Bancorp, Inc.	3,754	45,198
Republic Bancorp, Inc. Class A	1,528	31,044
Riverview Bancorp, Inc.	1,300	34,788
Royal Bancshares of Pennsylvania Class A	840	20,597
S&T Bancorp, Inc.	1,868	68,331
Sandy Spring Bancorp, Inc.	344	13,069
Santander Bancorp (Puerto Rico)	1,280	32,512
Shore Bancshares, Inc.	551	19,390
Simmons First National Corporation Class A	911	27,111
Sky Financial Group, Inc.	4,278	113,367
SLM Corporation	17,109	888,641
South Financial Group, Inc. (The)	2,799	73,194
SouthFirst Bancshares, Inc.	400	4,900
Sovereign Bancorp, Inc.	16,036	351,349
State Street Corporation	13,568	819,914
Sterling Bancorp, NY	1,476	30,406
Sterling Bancshares, Inc.	1,615	29,151
Sterling Financial Corporation (Pennsylvania)	1,557	34,005
Sterling Financial Corporation (Washington)	2,263	65,627
Student Loan Corporation	207	48,231
Suffolk Bancorp	1,100	38,170
Suntrust Banks, Inc.	14,998	1,091,254
Susquehanna Bancshares, Inc.	2,932	75,558
SVB Financial Group *†	1,437	76,233
Synovus Financial Corporation	10,920	295,823
TCF Financial Corporation	6,104	157,178
TD Banknorth, Inc.	6,634	194,708
Texas Regional Bancshares, Inc. Class A	2,310	68,122
Tompkins Trustco, Inc.	605	29,131
Trustco Bank Corporation	3,435	41,804
Trustmark Corporation	2,435	77,043
U.S. Bancorp	76,134	2,322,087
UCBH Holdings, Inc.	3,652	69,096
UMB Financial Corporation	995	69,879
Umpqua Holdings Corporation	1,151	32,803
UnionBanCal Corporation	2,177	152,738
United Bankshares, Inc.	2,134	81,668
United Community Banks, Inc.	2,188	61,592
Valley National Bancorp	4,907	125,717
W Holding Company, Inc. (Puerto Rico)	8,055	63,393
Wachovia Corporation	66,325	3,717,516
Washington Federal, Inc.	3,379	81,772
Washington Mutual, Inc.	41,544	1,770,605
Washington Trust Bancorp, Inc.	500	14,035
Webster Financial Corporation	2,393	115,965
Wells Fargo & Company	69,112	4,414,183
Wesbanco, Inc.	1,699	55,744
Westamerica Bancorporation	1,628	84,526
Westfield Financial, Inc.	1,240	30,628
Whitney Holding Corporation	2,372	84,093
Willow Grove Bancorp, Inc.	508	8,997
Wilmington Trust Corporation	3,204	138,893
Wintrust Financial Corporation	1,017	59,159
World Acceptance Corporation *	639	17,509
Zions Bancorp	5,063	418,862
		65,165,425

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Beverages, Food & Tobacco—4.1%
Altria Group, Inc.	84,685	$6,000,779
American Italian Pasta Company Class A †	721	4,513
Anheuser-Busch Companies, Inc.	31,510	1,347,683
Archer-Daniels-Midland Company	25,537	859,320
Bridgford Foods Corporation *	559	3,457
Brown-Forman Corporation Class B	2,437	187,576
Bunge Ltd. †	4,700	261,837
Campbell Soup Company †	11,026	357,242
Central European Distribution Corporation *†	435	16,726
Chiquita Brands International, Inc.	2,150	36,055
Coca-Cola Bottling Company Consolidated	437	20,102
Coca-Cola Company (The)	90,429	3,786,262
Coca-Cola Enterprises, Inc.	10,775	219,163
ConAgra Foods, Inc.	21,479	460,939
Constellation Brands, Inc. Class A *	8,096	202,805
Corn Products International, Inc.	3,164	93,559
Dean Foods Company *	6,281	243,891
Del Monte Foods Company	8,204	97,299
Delta & Pine Land Company	1,668	50,307
Farmer Brothers Company	930	20,739
Flowers Foods, Inc.	2,760	81,972
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	11,992
General Mills, Inc.	14,393	729,437
Green Mountain Coffee Roasters, Inc. *	500	19,860
Griffin Land & Nurseries, Inc. *	650	20,150
H.J. Heinz Company	15,302	580,252
Hain Celestial Group, Inc. *	1,426	37,347
Hansen Natural Corporation *†	670	84,453
Hershey Foods Corporation †	7,400	386,502
Hormel Foods Corporation	3,195	107,991
JM Smucker Company (The)	2,614	103,776
Kellogg Company	10,337	455,241
Kraft Foods, Inc. Class A †	11,257	341,200
Lancaster Colony Corporation	1,389	58,338
Lance, Inc.	1,370	30,825
Loews Corp.—Carolina Group	2,900	137,083
M&F Worldwide Corporation *	780	11,138
Margo Caribe, Inc. (Puerto Rico) *†	1,322	9,717
McCormick & Company, Inc.	5,759	195,000
Molson Coors Brewing Company—Class B	2,911	199,753
Peet’s Coffee & Tea, Inc. *	637	19,110
Pepsi Bottling Group, Inc.	7,106	215,951
PepsiAmericas, Inc.	3,031	74,108
Pepsico, Inc.	67,239	3,885,742
Performance Food Group Company *†	1,907	59,479
Pilgrim’s Pride Corporation †	2,476	53,655
Poore Brothers, Inc. *	5,272	14,762
Ralcorp Holdings, Inc. *	1,228	46,725
Reynolds American, Inc. †	3,712	391,616
Sanderson Farms, Inc.	864	19,354
Sara Lee Corporation	32,793	586,339
Scheid Vineyards, Inc. Class A *	1,626	10,813
Seaboard Corporation	18	28,692
Smart & Final, Inc. *	1,915	31,387
Smithfield Foods, Inc. *	4,682	137,370
Supervalu, Inc.	5,566	171,544
Sysco Corporation	26,855	860,703
Tootsie Roll Industries, Inc.	556	16,280
Topps Company, Inc. (The)	2,255	19,776
TreeHouse Foods, Inc. *†	1,256	33,347
Tyson Foods, Inc. Class A †	10,231	140,574
UST, Inc. †	6,881	286,250
United Natural Foods, Inc. *†	1,912	66,863
Universal Corporation	1,078	39,638
Vector Group Ltd. †	2,168	41,322
WM Wrigley Jr. Company	6,126	392,064
		25,515,745
Building Materials—1.3%
Amcol International Corporation	1,186	34,157
Andersons, Inc.	1,050	82,141
Carbo Ceramics, Inc.	1,137	64,707
Champion Enterprises, Inc. *	2,559	38,283
Chemed Corporation	1,162	68,953
Chindex International, Inc. *†	548	4,965
Comfort Systems USA, Inc.	2,179	29,416
Conceptus, Inc. *	1,047	13,726
Digi International, Inc. *	1,976	23,060
Eagle Materials, Inc. †	2,583	164,692
ElkCorp	938	31,657
EP Medsystems, Inc. *	5,240	14,410
Florida Rock Industries, Inc.	2,697	151,625
Home Depot, Inc.	87,614	3,706,072
Ikon Office Solutions, Inc.	5,770	82,222
Ingram Micro, Inc. Class A *	6,500	130,000
Insight Enterprises, Inc. *	2,054	45,209
Jewett-Cameron Trading Ltd. (Canada) *†	1,050	18,375
Lafarge North America, Inc. †	1,276	107,184
Louisiana-Pacific Corporation	4,396	119,571
Lowe’s Companies, Inc.	28,530	1,838,473
Med-Design Corporation *	1,163	640
Microtek Medical Holdings, Inc. *	1,250	4,400
Nyer Medical Group, Inc. *	2,532	6,836
Owens & Minor, Inc.	1,623	53,186
PSS World Medical, Inc. *†	3,574	68,942
Patterson Companies, Inc. *†	5,546	195,219
Performance Technologies, Inc. *	793	5,947
Precis, Inc. *	3,538	5,555
Programmers Paradise, Inc.	1,787	23,785
Quanta Services, Inc. *	4,702	75,326
Rock of Ages Corporation	1,387	6,907
Tech Data Corporation *	2,057	75,924
USG Corporation *†	1,674	158,963
Vulcan Materials Company	4,221	365,750
		7,816,278
Chemicals—1.5%
A. Schulman, Inc.	1,444	35,739
AEP Industries, Inc. *	372	12,257
Air Products & Chemicals, Inc.	9,030	606,726
Airgas, Inc.	3,075	120,202
Albemarle Corporation	1,856	84,170
Applied Films Corporation *	564	10,959
Arch Chemicals, Inc.	1,211	36,814
Atlantis Plastics, Inc. Class A	417	3,932
Avery Dennison Corporation	4,185	244,739
Cabot Corporation	2,693	91,535
Cabot Microelectronics Corporation *	1,049	38,918
Chemtura Corporation †	8,873	104,524
Church & Dwight, Inc.	2,569	94,847
Cooper Tire & Rubber Company	3,066	43,966
Cytec Industries, Inc.	1,644	98,656

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dow Chemical Company (The)		38,798	$1,575,199
Eastman Chemical Company		3,211	164,339
Ecolab, Inc.		8,093	309,153
EI Du Pont de Nemours & Company		40,562	1,712,122
Empire Financial Holding Company	*	1,550	5,270
FMC Corporation		1,668	103,383
Female Health Company (The)	*†	4,531	6,796
Georgia Gulf Corporation		1,268	32,955
HB Fuller Company		1,285	65,972
Hercules, Inc.	*	4,606	63,563
Huntsman Corporation	*†	2,600	50,180
International Flavors & Fragrances, Inc.		3,885	133,333
International Smart Sourcing, Inc.	*	8,975	2,872
Landec Corporation	*	986	7,868
LSB Industries, Inc.	*	1,411	10,159
Lubrizol Corporation		1,819	77,944
Lyondell Chemical Company	†	7,868	156,573
MacDermid, Inc.		1,456	46,810
Minerals Technologies, Inc.		868	50,700
Monsanto Company		10,773	913,012
Mosaic Company (The)	*†	4,509	64,704
Myers Industries, Inc.		1,716	27,439
NL Industries, Inc.	†	2,111	22,440
NuCo2, Inc.	*	1,261	40,024
Olin Corporation		2,796	60,030
OM Group, Inc.	*	1,147	26,381
Omnova Solutions, Inc.	*	6,478	39,645
PPG Industries, Inc.		7,052	446,744
Penford Corporation		785	12,623
Pharmos Corporation	*	1,375	3,362
PolyOne Corporation	*	2,862	26,674
Praxair, Inc.		13,493	744,139
Scotts Company (The) Class A		1,662	76,053
Sensient Technologies Corporation		2,027	36,587
Spartech Corporation		1,451	34,824
Stepan Company		556	16,430
SurModics, Inc.	*†	675	23,868
Trex Company, Inc.	*†	731	23,173
Tronox, Inc.—Class B	*	829	14,091
Tupperware Corporation		2,427	49,972
Unifi, Inc.	*	2,629	8,781
USEC, Inc.		2,637	31,776
Valhi, Inc.		511	9,045
Wellman, Inc.		1,509	9,597
West Pharmaceutical Services, Inc.		1,704	59,163
			9,023,752
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	29,619
Arch Coal, Inc.		2,058	156,285
Consol Energy, Inc.		3,731	276,691
Peabody Energy Corporation		10,424	525,474
Penn Virginia Resource Partners, LP		800	45,896
			1,033,965
Commercial Services—2.3%
Aaron Rents, Inc.		1,939	52,683
ABM Industries, Inc.		2,291	43,918
Accelrys, Inc.	*	1,145	8,324
Accenture Ltd. Class A (Bermuda)		19,300	580,351
ACCO Brands Corporation	*†	1,319	29,282
Administaff, Inc.		1,143	62,133
Advisory Board Company (The)	*	950	52,981
Advo, Inc.		1,276	40,832
Affymetrix, Inc.	*†	2,525	83,148
Akamai Technologies, Inc.	*†	5,664	186,289
Allied Waste Industries, Inc.	*†	13,285	162,608
Ambassadors International, Inc.		523	9,498
Amerco, Inc.	*	805	79,671
AMN Healthcare Services, Inc.	*	1,507	28,211
Angelica Corporation		510	10,465
Antigenics, Inc.	*†	1,707	4,677
APAC Customer Services, Inc.	*	1,972	4,358
Apollo Group, Inc. Class A	*	6,518	342,260
Applera Corporation Celera Genomics Group	*	3,028	35,397
Ariad Pharmaceuticals, Inc.	*	1,662	10,936
Artemis International Solutions Corporation	*	555	855
Asset Acceptance Capital Corporation	*	27	526
Axonyx, Inc.	*	2,772	3,216
BISYS Group, Inc. (The)	*	5,178	69,799
Bandag, Inc.		1,000	41,870
Barrett Business Services, Inc.	*	3,900	105,300
BearingPoint, Inc.	*	8,105	68,811
Bowne & Company, Inc.		1,575	26,255
Bright Horizons Family Solutions, Inc.	*	1,208	46,786
Brink’s Company (The)		2,360	119,794
Career Education Corporation	*†	4,167	157,221
CDI Corporation		1,131	32,539
Celgene Corporation	*	13,412	593,079
Cendant Corporation		44,243	767,616
Central Parking Corporation	†	1,898	30,368
Cenveo, Inc.	*	2,792	46,291
Cintas Corporation		6,587	280,738
Ciphergen Biosystems, Inc.	*	1,500	2,385
Coinstar, Inc.	*†	1,075	27,853
Consolidated Graphics, Inc.	*	776	40,445
Convergys Corporation	*	5,933	108,040
Corinthian Colleges, Inc.	*	3,624	52,186
Corporate Executive Board Company		1,507	152,056
Courier Corporation		424	18,800
CRA International, Inc.	*	986	48,570
CuraGen Corporation	*	1,768	8,858
CV Therapeutics, Inc.	*†	1,424	31,442
Cytyc Corporation	*	4,240	119,483
DataTRAK International, Inc.	*	3,924	28,802
DeVry, Inc.	*†	2,980	67,855
DiamondCluster International, Inc. Class A	*	1,431	15,312
Digitas, Inc.	*	2,891	41,630
Diversa Corporation	*	1,790	16,307
Dollar Thrifty Automotive Group, Inc.	*	1,057	47,988
Dun & Bradstreet Company	*	2,641	202,512
Duratek, Inc.	*	1,215	26,608
EGL, Inc.	*	1,861	83,745
Edgewater Technology, Inc.	*	1,533	10,026
Education Management Corporation	*	3,086	128,378
eFunds Corporation	*	2,250	58,140
Ennis Business Forms, Inc.		695	13,552
EntreMed, Inc.	*	1,390	3,628
EPIQ Systems, Inc.	*†	725	13,775
Equifax, Inc.		4,973	185,195
eResearch Technology, Inc.	*†	2,056	29,586
Escala Group, Inc.	*†	951	24,907
Exact Sciences Corporation	*	1,250	3,837
Exelixis, Inc.	*	2,695	32,367

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First Aviation Services, Inc.	*	1,818	$7,463
First Consulting Group, Inc.	*	1,097	8,107
Fluor Corporation		3,405	292,149
Forrester Research, Inc.	*	963	21,494
FTI Consulting, Inc.	*	1,735	49,500
G&K Services, Inc. Class A		1,008	42,880
Gene Logic, Inc.	*	950	4,360
Gen-Probe, Inc.	*	1,849	101,917
Gevity HR, Inc.		964	23,579
H&R Block, Inc.		13,798	298,727
Harris Interactive, Inc.	*	2,730	15,343
Healthcare Services Group, Inc.		2,490	53,186
Heidrick & Struggles International, Inc.	*	865	31,382
Hewitt Associates, Inc. Class A	*	2,317	68,908
Icos Corporation	*	2,748	60,593
I-many, Inc.	*	951	1,522
Incyte Corporation	*	3,102	18,674
Internet Capital Group, Inc.	*	49	462
iPayment, Inc.	*	691	29,609
IPIX Corporation	*†	1,024	1,413
Iron Mountain, Inc.	*	4,764	194,085
Isis Pharmaceuticals, Inc.	*	2,216	19,966
ITT Educational Services, Inc.	*	1,873	119,966
Jacobs Engineering Group, Inc.	*	1,919	166,454
John H. Harland Company		1,281	50,343
Kelly Services, Inc. Class A		1,173	31,870
Kforce.com, Inc.	*	297	3,787
Korn Ferry International	*	1,624	33,113
Kosan Biosciences, Inc.	*	2,000	11,780
Labor Ready, Inc.	*	2,485	59,516
Landauer, Inc.		598	30,032
Laureate Education, Inc.	*	1,885	100,621
Learning Tree International, Inc.	*	766	9,284
LECG Corporation	*	73	1,407
Lexicon Genetics, Inc.	*	2,343	12,980
LifeCell Corporation	*	1,119	25,233
Lionbridge Technologies, Inc.	*	1,165	9,215
Luminex Corporation	*	1,070	15,900
Magellan Health Services, Inc.	*	1,400	56,658
Management Network Group, Inc.	*	1,600	3,504
Manpower, Inc.		3,593	205,448
Maximus, Inc.		1,052	37,851
Maxygen, Inc.	*	1,231	10,193
Medical Staffing Network Holdings, Inc.	*	1,686	8,784
Midas, Inc.	*	1,277	27,928
Millennium Cell, Inc.	*†	1,700	2,720
Mobile Mini, Inc.	*	2,000	61,840
MoneyGram International, Inc.		3,750	115,200
Monogram Biosciences, Inc.	*	2,414	4,442
Moody’s Corporation		10,748	768,052
MPS Group, Inc.	*	3,706	56,702
MPW Industrial Services Group, Inc.	*	547	1,220
MSGI Security Solutions, Inc.	*	938	3,245
MTC Technologies, Inc.	*	619	17,326
Myriad Genetics, Inc.	*†	1,210	31,569
NCO Group, Inc.	*	1,314	31,207
National Research Corporation		1,250	30,075
Navigant Consulting, Inc.	*	2,313	49,383
NeoPharm, Inc.	*†	964	8,059
NetRatings, Inc.	*	1,164	15,423
Neurogen Corporation	*	1,872	11,588
Omnicell, Inc.	*	783	8,918
On Assignment, Inc.	*	1,243	13,648
Online Resources Corporation	*	700	9,100
Opsware, Inc.	*	2,730	23,396
Oscient Pharmaceuticals Corporation	*	1,510	3,020
Overland Storage, Inc.	*	481	4,367
Paychex, Inc.		13,545	564,285
PDI, Inc.	*	703	8,204
Pegasystems, Inc.	*	2,141	17,471
Perma-Fix Environmental Services	*	5,502	10,509
Per-Se Technologies, Inc.	*	1,658	44,202
Pfsweb, Inc.	*	5,683	6,990
Pharmaceutical Product Development, Inc.		4,736	163,913
PHH Corporation	*	2,212	59,060
Portfolio Recovery Associates, Inc.	*†	504	23,602
Possis Medical, Inc.	*	1,278	12,984
Pre-Paid Legal Services, Inc.	†	779	27,639
Presstek, Inc.	*†	945	11,245
PRG-Schultz International, Inc.	*	1,911	1,165
Princeton Review, Inc.	*	818	4,949
Ramtron International Corporation	*	1,920	3,725
RCM Technologies, Inc.	*	1,593	10,291
Regeneration Technologies, Inc.	*	807	6,303
Regis Corporation		1,818	62,685
Rent-A-Center, Inc.	*	3,377	86,417
Rent-Way, Inc.	*	1,060	7,643
Republic Services, Inc.		5,629	239,289
Res-Care, Inc.	*	1,222	22,460
Resources Connection, Inc.	*	2,060	51,315
Rewards Network, Inc.	*	1,127	8,971
Robert Half International, Inc.	†	7,107	274,401
Rollins, Inc.		661	13,379
RR Donnelley & Sons Company		8,887	290,783
Ryder System, Inc.	†	2,660	119,115
Savient Pharmaceuticals, Inc.	*	1,389	7,403
Sequenom, Inc.	*	1,843	1,401
Service Corporation International		11,775	91,845
ServiceMaster Company (The)		11,826	155,157
SFBC International, Inc.	*†	576	14,043
Sitel Corporation	*	2,384	10,013
Sotheby’s Holdings, Inc. Class A	*	2,623	76,172
Sourcecorp, Inc.	*	748	18,034
Spherion Corporation	*	2,689	27,966
Standard Register Company (The)		1,650	25,575
StarTek, Inc.		994	23,419
Stericycle, Inc.	*	1,569	106,096
Strayer Education, Inc.	†	551	56,345
SupportSoft, Inc.	*	1,562	6,920
Symyx Technologies, Inc.	*	1,374	38,115
Synagro Technologies, Inc.		3,224	16,120
Tejon Ranch Company	*†	762	37,239
TeleTech Holdings, Inc.	*	2,738	30,419
Telik, Inc.	*†	1,748	33,841
Tetra Tech, Inc.	*	2,114	40,356
TRC Companies, Inc.	*	327	4,424
Trimeris, Inc.	*	1,214	16,401
United Rentals, Inc.	*†	3,294	113,643
Universal Compression Holdings, Inc.	*	1,492	75,600
Universal Technical Institute, Inc.	*	418	12,582
URS Corporation	*	1,582	63,675
Valassis Communications, Inc.	*	2,236	65,671
Varsity Group, Inc.	*	2,747	11,812
Vertrue, Inc.	*†	749	31,308
Viad Corporation		937	32,120
Volt Information Sciences, Inc.	*	833	25,456
Waste Connections, Inc.	*†	1,575	62,701

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Waste Industries USA, Inc.		1,296	$28,084
Waste Management, Inc.		22,871	807,346
Watson Wyatt & Company Holdings		1,600	52,128
Weight Watchers International, Inc.		1,826	93,856
Westaff, Inc.	*	942	3,646
Wind River Systems, Inc.	*	3,206	39,915
World Fuel Services Corporation		960	38,822
Wright Express Corporation	*	1,750	49,087
Xanser Corporation	*	1,100	4,873
			14,113,664
Communications—2.0%
Ace*Comm Corporation	*	3,033	8,401
ADC Telecommunications, Inc.	*	4,773	122,141
Airnet Communications Corporation	*	131	122
AltiGen Communications, Inc.	*	4,109	7,684
American Tower Corporation Class A	*	15,861	480,906
Anadigics, Inc.	*	957	7,560
Andrea Electronics Corporation	*	1,298	110
Andrew Corporation	*	6,376	78,297
Anixter International, Inc.		1,723	82,325
Applied Innovation, Inc.	*	500	2,145
Applied Signal Technology, Inc.		1,237	24,530
Arris Group, Inc.	*	2,896	39,849
Avaya, Inc.	*†	17,294	195,422
Avici Systems, Inc.	*	711	3,164
Avistar Communications Corporation	*	774	1,161
Blonder Tongue Laboratories	*	2,285	4,570
Broadwing Corporation	*	1,358	20,017
CalAmp Corporation	*	550	6,457
Carrier Access Corporation	*	1,178	7,092
C-COR.net Corporation	*	1,547	13,521
Centillium Communications, Inc.	*	1,588	6,082
Checkpoint Systems, Inc.	*	1,441	38,734
Ciena Corporation	*†	19,667	102,465
Comtech Telecommunications	*	1,350	39,379
Comverse Technology, Inc.	*	7,999	188,216
Corning, Inc.	*	57,683	1,552,250
Crown Castle International Corporation	*	8,983	254,668
CT Communications, Inc.		214	2,908
Cubic Corporation		1,692	40,506
Digital Lightwave, Inc.	*	2,931	1,700
Ditech Communications Corporation	*	1,360	14,212
EndWave Corporation	*†	911	13,383
Foundry Networks, Inc.	*	5,421	98,445
Glenayre Technologies, Inc.	*	2,143	11,251
Harmonic, Inc.	*	2,820	17,963
Harris Corporation		6,090	287,996
Hungarian Telephone & Cable Corporation	*†	712	11,406
ID Systems, Inc.	*	2,016	50,400
InterDigital Communications Corporation	*	2,803	68,730
International Electronics, Inc.	*	1,150	2,185
Inter-Tel, Inc.		1,334	28,601
InterVoice, Inc.	*	1,395	12,011
Intraware, Inc.	*	783	6,068
L-3 Communications Holdings, Inc.		5,024	431,009
Marvell Technology Group Ltd. (Bermuda)	*	9,250	500,425
McData Corporation Class A	*	5,654	26,121
MDI, Inc.	*	271	396
Metro One Telecommunications	*	957	622
Mindspeed Technologies, Inc.	*†	4,009	15,956
Motorola, Inc.		101,990	2,336,591
Network Appliance, Inc.	*†	14,316	515,805
NMS Communications Corporation	*	1,250	4,712
On2 Technologies, Inc.	*	4,620	3,696
Openwave Systems, Inc.	*†	2,570	55,461
Peco II, Inc.	*	657	1,406
Plantronics, Inc.		1,826	64,695
Polycom, Inc.	*	4,177	90,557
Powerwave Technologies, Inc.	*†	2,434	32,835
Premiere Global Services, Inc.	*	2,174	17,501
Qualcomm, Inc.		67,198	3,400,891
SBA Communications Corporation	*	1,350	31,603
SeaChange International, Inc.	*	958	7,444
Sirius Satellite Radio, Inc.	*†	47,469	241,143
Socket Communications, Inc.	*	1,300	1,729
Sonus Networks, Inc.	*	10,700	58,636
Spectralink Corporation		1,133	14,219
Standard Microsystems Corporation	*	806	20,940
Stratex Networks, Inc.	*	2,680	16,482
Tekelec	*	2,569	35,529
Terayon Corporation	*	2,830	5,179
Tollgrade Communications, Inc.	*	601	8,943
Tut Systems, Inc.	*	1,414	4,398
Ulticom, Inc.	*	1,583	17,017
Universal Security Instruments, Inc.	*	1,400	30,520
Utstarcom, Inc.	*†	4,555	28,651
Viasat, Inc.	*	1,190	34,093
Westell Technologies, Inc. Class A	*	1,821	7,411
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	198,671
Zhone Technologies, Inc.	*	3,915	10,492
Zix Corporation	*†	1,015	1,482
Zoom Telephonics, Inc.	*	2,711	4,066
			12,232,360
Computer Software & Processing—5.8%
3D Systems Corporation	*	1,158	24,746
Activision, Inc.	*	9,514	131,198
Actuate Corporation	*	2,084	8,857
Acxiom Corporation		3,451	89,174
Adobe Systems, Inc.	*	24,281	847,892
Advent Software, Inc.	*	1,451	41,237
Affiliated Computer Services, Inc. Class A	*	5,361	319,837
Agile Software Corporation	*	2,086	15,916
Alliance Data Systems Corporation	*†	1,955	91,435
Altiris, Inc.	*	974	21,438
American Access Technologies, Inc.	*	1,400	2,198
American Software, Inc. Class A		1,950	14,176
AMICAS, Inc.	*	1,846	8,713
answerthink, Inc.	*	1,140	7,330
Ansys, Inc.	*	1,198	64,872
Anteon International Corporation	*	1,600	87,296
Applied Digital Solutions, Inc.	*	195	565
Applix, Inc.	*	6,240	47,611
Arbitron, Inc.		1,298	43,898

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ariba, Inc.	*	2,075	$20,293
Art Technology Group, Inc.	*	8,333	26,749
Aspen Technology, Inc.	*†	1,529	19,342
At Road, Inc.	*	1,947	9,871
Atari, Inc.	*	4,024	2,575
Audible, Inc.	*†	1,213	12,749
Autobytel, Inc.	*	1,384	6,671
Autodesk, Inc.	*	9,258	356,618
Automatic Data Processing, Inc.		24,668	1,126,834
Avocent Corporation	*	2,007	63,702
BEA Systems, Inc.	*	16,581	217,709
BMC Software, Inc.	*	9,391	203,409
Bankrate, Inc.	*†	1,083	47,175
Blue Coat Systems, Inc.	*†	536	11,653
Borland Software Corporation	*	2,936	15,854
Brady Corporation Class A		2,402	89,979
Bsquare Corp.	*	225	661
CA, Inc.	†	20,331	553,207
CMGI, Inc.	*	10,077	14,914
CNET Networks, Inc.	*	5,501	78,169
CSG Systems International, Inc.	*	2,153	50,079
CACI International, Inc. Class A	*	1,198	78,768
Cadence Design Systems, Inc.	*†	10,745	198,675
Callidus Software, Inc.	*	172	764
Captaris, Inc.	*	1,164	5,389
Carreker Corporation	*	1,681	10,809
Cellular Technical Services Company, Inc.	*	500	1,300
Ceridian Corporation	*	6,177	157,205
Cerner Corporation	*†	3,044	144,438
Checkfree Corporation	*	3,356	169,478
Choicepoint, Inc.	*	3,112	139,262
Chordiant Software, Inc.	*	4,648	16,222
Ciber, Inc.	*	2,444	15,593
Citrix Systems, Inc.	*	6,809	258,061
Clinical Data, Inc.	†	1,332	27,333
Cogent Communications Group, Inc.	*	95	926
Cognex Corporation		2,023	59,962
Cognizant Technology Solutions Corporation	*	5,276	313,869
Computer Horizons Corporation	*	1,347	6,735
Computer Sciences Corporation	*	8,174	454,066
Compuware Corporation	*	15,945	124,849
Concur Technologies, Inc.	*	2,083	38,598
Corillian Corporation	*	1,471	5,722
CoStar Group, Inc.	*†	770	39,955
Covansys Corporation	*	1,477	25,390
Cybersource Corporation	*	1,281	14,296
DST Systems, Inc.	*	2,794	161,884
DealerTrack Holdings, Inc.	*	1,800	38,358
Deluxe Corporation		2,098	54,905
Dendrite International, Inc.	*	1,587	21,663
Digital Insight Corporation	*	1,463	53,253
Digital River, Inc.	*†	1,627	70,953
DocuCorp International, Inc.	*	449	3,709
Earthlink, Inc.	*	5,814	55,524
EasyLink Services Corporation Class A	*	233	154
ebix.com, Inc.	*	1,754	35,518
Echelon Corporation	*†	1,769	16,699
Eclipsys Corporation	*†	1,846	43,584
eCollege.com, Inc.	*	635	11,963
Egain Communications Corporation	*	2,913	4,952
Electro Rent Corporation	*	950	16,150
Electronic Arts, Inc.	*	12,060	659,923
Electronic Data Systems Corporation		22,135	593,882
Electronics for Imaging	*	2,638	73,785
Embarcadero Technologies, Inc.	*	1,252	8,764
eMerge Interactive, Inc. Class A	*	3,367	1,364
Entrust Technologies, Inc.	*	2,200	9,900
Epicor Software Corporation	*	1,693	22,737
eSpeed, Inc. Class A	*	1,470	11,716
Evolving Systems, Inc.	*	1,054	2,119
F5 Networks, Inc.	*†	1,332	96,557
Factset Research Systems, Inc.		2,190	97,127
Fair Isaac Corporation		3,039	120,405
FalconStor Software, Inc.	*	1,373	12,975
Fidelity National Information Services, Inc.		3,068	124,407
Filenet Corporation	*	1,659	44,826
First Data Corporation		31,890	1,493,090
Fiserv, Inc.	*	7,444	316,742
Gartner Group, Inc. Class A	*	1,179	16,447
Gerber Scientific, Inc.	*	1,608	16,627
Google, Inc. Class A	*	8,125	3,168,750
GraphOn Corporation	*	1,300	273
GTECH Holdings Corporation		4,772	162,487
Homestore, Inc.	*	7,362	48,295
Hypercom Corporation	*	1,992	18,526
HyperFeed Technologies, Inc.	*	1,613	2,065
Hyperion Solutions Corporation	*	2,527	82,380
IMS Health, Inc.		9,936	256,051
iGate Capital Corporation	*	1,397	8,242
Informatica Corporation	*	3,171	49,309
Inforte Corporation		1,897	8,309
Infospace, Inc.	*	1,323	36,978
InfoUSA, Inc.		1,708	22,170
Integral Systems, Inc.		631	17,031
Interactive Data Corporation		1,521	35,743
Interactive Intelligence, Inc.	*	950	9,405
Intergraph Corporation	*	944	39,327
Internap Network Services Corporation	*	11,690	10,989
Internet Security Systems, Inc.	*	2,038	48,871
Intervideo, Inc.	*	500	5,430
Interwoven, Inc.	*	1,908	17,153
Intrado, Inc.	*	989	25,694
Intrusion, Inc.	*	266	378
Intuit, Inc.	*	6,537	347,703
iVillage, Inc.	*	3,507	29,494
JDA Software Group, Inc.	*	1,256	18,137
Jack Henry & Associates, Inc.		3,591	82,126
Juniper Networks, Inc.	*	21,310	407,447
Keane, Inc.	*	2,631	41,438
Keynote Systems, Inc.	*	1,400	16,016
Knot, Inc. (The)	*	2,304	41,702
Kronos, Inc.	*†	1,283	47,971
LivePerson, Inc.	*	3,333	24,131
Looksmart	*	500	2,690
Loudeye Corporation	*	5,040	2,581
LQ Corp., Inc.	*	161	310
Magma Design Automation, Inc.	*	1,429	12,361
Manhattan Associates, Inc.	*	1,346	29,612
Mantech International Corporation Class A	*	1,217	40,429
Manugistics Group, Inc.	*	2,823	6,098
Mapinfo Corporation	*	811	11,370
McAfee, Inc.	*	6,724	163,595
Mediware Information Systems	*	1,088	10,880
Mentor Graphics Corporation	*	2,745	30,332
MetaSolv, Inc.	*	1,380	4,223

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Microsoft Corporation		378,875	$10,309,189
MicroStrategy, Inc. Class A	*	513	54,014
Mitek Systems, Inc.	*	3,473	5,730
MIVA, Inc.	*	990	4,039
Mobius Management Systems, Inc.	*	878	5,487
MRO Software, Inc.	*	848	13,534
NCR Corporation	*	7,848	327,968
Napster, Inc.	*	1,145	3,870
National Instruments Corporation		3,414	111,365
Navisite, Inc.	*	3,725	14,602
NAVTEQ Corporation	*	3,700	187,405
Neoware Systems, Inc.	*†	900	26,658
NetFlix, Inc.	*†	679	19,684
NetGuru, Inc.		800	424
NETIQ Corporation	*	2,493	27,797
Netscout Systems, Inc.	*	1,250	11,375
Netsmart Technologies, Inc.	*	505	6,999
NIC, Inc.	*	2,450	15,018
Novell, Inc.	*	15,492	118,979
NVE Corporation	*†	348	5,575
Nvidia Corporation	*	6,728	385,245
Onyx Software Corporation	*	469	2,228
Open Solutions, Inc.	*	312	8,521
Oracle Corporation	*	162,489	2,224,474
Packeteer, Inc.	*	1,900	22,040
Parametric Technology Corp.	*	4,423	72,228
PDF Solutions, Inc.	*	974	18,428
Perot Systems Corporation Class A	*	4,359	67,826
Phoenix Technologies Ltd.	*	907	6,149
Pixar, Inc.	*	2,170	139,184
Plato Learning, Inc.	*	1,825	17,319
Progress Software Corporation	*	1,322	38,457
QAD, Inc.		1,363	10,195
Quality Systems, Inc.		768	25,421
Quest Software, Inc.	*	3,847	64,245
RSA Security, Inc.	*†	2,330	41,800
Radiant Systems, Inc.	*	1,019	13,777
Radisys Corporation	*	961	19,076
RealNetworks, Inc.	*	5,844	48,213
Red Hat, Inc.	*†	7,251	202,883
Renaissance Learning, Inc.		1,353	24,354
Reynolds & Reynolds Company (The) Class A		2,210	62,764
S1 Corporation	*	2,636	13,285
Saba Software, Inc.	*†	1,576	10,165
SafeNet, Inc.	*	1,099	29,102
SAFLINK Corporation	*	4,996	4,197
Salesforce.com, Inc.	*†	2,200	79,926
Sapient Corporation	*	4,150	31,664
Scientific Learning Corporation	*	3,145	14,939
SCO Group, Inc. (The)	*†	997	4,337
Secure Computing Corporation	*	1,554	17,933
Sonic Foundry, Inc.	*	1,200	2,232
SonicWall, Inc.	*	2,442	17,314
SPSS, Inc.	*	690	21,845
SRA International, Inc. Class A	*	1,664	62,783
Stellent, Inc.		3,513	41,664
Stratasys, Inc.	*	891	26,267
Sybase, Inc.	*	3,825	80,784
Sykes Enterprises, Inc.	*	1,423	20,178
Symantec Corporation	*	49,846	838,908
SYNNEX Corporation	*	104	1,930
Synopsys, Inc.	*	6,501	145,297
Synplicity, Inc.	*	1,050	6,783
Syntel, Inc.		1,554	29,402
Take-Two Interactive Software, Inc.	*†	2,643	49,318
Talx Corporation		1,039	29,591
Technology Solutions Co.	*	108	993
TenFold Corporation	*	4,098	1,229
THQ, Inc.	*	2,914	75,443
3Com Corporation	*	14,501	74,245
TIBCO Software, Inc.	*	8,337	69,697
Tier Technologies, Inc. Class B	*	942	7,583
Total System Services, Inc.		1,651	32,888
Tradestation Group, Inc.	*†	1,690	23,356
Transaction Systems Architects, Inc. Class A	*	1,298	40,511
Trizetto Group, Inc.	*	1,550	27,264
Tumbleweed Communications Corporation	*	1,102	3,295
Ultimate Software Group, Inc.	*	1,242	32,106
Unisys Corporation	*†	13,714	94,489
United Online, Inc.		2,509	32,266
Vasco Data Security International, Inc.	*†	3,804	31,117
Verilink Corporation	*†	4,538	3,035
Verint Systems, Inc.	*	1,152	40,746
VeriSign, Inc.	*†	10,106	242,443
Versant Corporation	*	330	2,290
VerticalNet, Inc.	*	1,850	915
Viewpoint Corporation	*	1,140	1,573
Vignette Corporation	*	737	10,871
Vitria Technology, Inc.	*	1,150	3,346
WatchGuard Technologies, Inc.	*	1,100	5,610
Wave Systems Corporation Class A	*	3,014	1,811
WebEx Communications, Inc.	*†	1,743	58,687
Webmethods, Inc.	*	2,153	18,128
Websense, Inc.	*	1,958	54,002
XETA Technologies, Inc.	*	1,946	3,989
Yahoo!, Inc.	*	54,402	1,755,009
			35,974,751
Computers—0.1%
Sun Microsystems, Inc.	*	135,549	695,366

Computers & Information—4.0%
Advanced Digital Information Corporation	*	2,414	21,195
Apple Computer, Inc.	*	33,280	2,087,322
Authentidate Holding Corporation	*	1,023	3,990
Black Box Corporation		865	41,563
Brocade Communications Systems, Inc.	*	9,768	65,250
CDW Corporation		2,743	161,426
Ciprico, Inc.	*	1,658	9,998
Cirrus Logic, Inc.	*	2,946	24,982
Cisco Systems, Inc.	*	253,464	5,492,565
Concurrent Computer Corporation	*	1,901	6,140
Cray, Inc.	*†	2,857	5,171
Dataram Corporation		1,175	6,991
Datawatch Corporation	*	3,500	13,475
Dell, Inc.	*	89,349	2,659,026
Diebold, Inc.		3,079	126,547
Dot Hill Systems Corporation	*	1,396	9,912
EMC Corporation	*	101,120	1,378,266
Emulex Corporation	*	3,408	58,243
Exabyte Corp.	*	156	101
Extreme Networks, Inc.	*	4,491	22,545
Focus Enhancements, Inc.	*	5,319	3,564

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gateway, Inc.	*	13,470	$29,499
Global Imaging Systems, Inc.	*†	945	35,891
Global Payment Technologies, Inc.	*	1,270	2,667
Hewlett-Packard Company		118,230	3,889,767
InFocus Corporation	*	1,636	7,771
Interlink Electronics, Inc.	*	1,925	5,890
International Business Machines Corporation		65,991	5,442,278
International Game Technology		13,866	488,361
Iomega Corporation	*	1,865	6,117
Iteris, Inc.	*	4,263	11,254
Lexmark International, Inc.	*	5,131	232,845
MTI Technology Corporation	*	3,844	5,343
Maxtor Corporation	*	10,146	96,996
Micros Systems, Inc.	*	1,714	78,964
MTM Technologies, Inc.	*	500	1,915
Netgear, Inc.	*†	1,206	22,926
Network Engines, Inc.	*	1,329	4,120
Nuance Communications, Inc.	*	4,541	53,629
Palm, Inc.	*†	4,574	105,934
Paxar Corporation	*	1,971	38,572
Pitney Bowes, Inc.	†	9,192	394,613
Planar Systems, Inc.	*	785	13,282
ProQuest Company	*	1,332	28,491
Quantum Corporation	*	6,681	24,987
Safeguard Scientifics, Inc.	*	4,073	10,060
Sandisk Corporation	*	6,437	370,256
ScanSource, Inc.	*	563	34,011
Scientific Games Corporation Class A	*	2,517	88,422
SCM Microsystems, Inc.	*	1,494	5,229
Seagate Technology (Cayman Islands)	†	16,327	429,890
SimpleTech, Inc.	*	1,055	3,967
Solectron Corporation	*	44,284	177,136
Symbol Technologies, Inc.		9,570	101,251
TransAct Technologies, Inc.	*†	888	8,392
VA Software Corporation	*	2,018	9,666
Vialstream Holdings, Inc.	*	1,000	2,570
Web.com, Inc.	*	705	4,181
Western Digital Corporation	*	8,154	158,432
Zebra Technologies Corporation Class A	*	2,988	133,623
			24,757,470
Containers & Packaging—0.1%
Ball Corporation		4,676	204,949
Crown Holdings, Inc.	*	6,844	121,413
Sealed Air Corporation		3,527	204,107
Silgan Holdings, Inc.		454	18,237
			548,706
Cosmetics & Personal Care—1.7%
1-800 Contacts, Inc.	*	502	6,752
Alberto Culver Company Class B		3,659	161,838
Avon Products, Inc.	†	20,628	642,975
Chattem, Inc.	*	872	32,831
Clorox Company		6,558	392,496
Colgate-Palmolive Company		22,194	1,267,277
Elizabeth Arden, Inc.	*†	1,017	23,716
Estee Lauder Companies, Inc. (The) Class A		5,057	188,070
Procter & Gamble Company		135,037	7,780,832
Quaker Chemical Corporation		483	10,505
			10,507,292
Diversified—2.8%
3M Company		28,769	2,177,526
General Electric Company		434,056	15,096,468
			17,273,994
Diversified Manufactuing—0.0%
Koppers Holdings, Inc.		2,000	39,300

E-Commerce Services—0.0%
Emdeon Corp.	*†	12,459	134,557

Electric Utilities—2.9%
AES Corporation (The)	*	25,835	440,745
Allegheny Energy, Inc.	*	5,273	178,491
Allete, Inc.		1,243	57,924
Alliant Energy Corporation	†	4,491	141,332
Ameren Corporation	†	8,429	419,933
American Electric Power Company, Inc.		16,393	557,690
Aquila, Inc.	*	7,275	29,027
Avista Corporation		1,759	36,323
Black Hills Corporation		2,041	69,394
CMS Energy Corporation	*	6,681	86,519
Centerpoint Energy, Inc.		12,705	151,571
Central Vermont Public Service Corporation		540	11,453
CH Energy Group, Inc.		694	33,312
Cinergy Corporation		7,388	335,489
Cleco Corporation		2,109	47,094
Consolidated Edison, Inc.	†	10,555	459,142
Constellation Energy Group, Inc.		7,642	418,094
DTE Energy Company		6,985	280,029
Dominion Resources, Inc.	†	14,361	991,340
DPL, Inc.		5,037	135,999
Duke Energy Corporation	†	35,857	1,045,232
Duquesne Light Holdings, Inc.		2,789	46,018
Edison International		12,022	495,066
EL Paso Electric Company	*	1,748	33,282
Empire District Electric Company (The)	†	1,197	26,597
Energy East Corporation		5,959	144,804
Entergy Corporation		9,094	626,940
Exelon Corporation		27,740	1,467,446
FPL Group, Inc.		14,666	588,693
FirstEnergy Corporation		14,286	698,585
Great Plains Energy, Inc.		2,828	79,608
Green Mountain Power Corporation		1,811	52,320
Hawaiian Electric Industries, Inc.		3,066	83,181
Idacorp, Inc.		1,515	49,268
KeySpan Corporation		7,299	298,310
MGE Energy, Inc.		1,559	51,728
Mirant Corp.	*	9,790	244,750
NiSource, Inc.		10,893	220,256
Northeast Utilities		5,201	101,576
NRG Energy, Inc.	*	4,000	180,880
NSTAR		4,374	125,140
OGE Energy Corporation		4,734	137,286
Otter Tail Corporation		1,095	31,416
PG&E Corporation		15,609	607,190
PPL Corporation		16,516	485,570
Pepco Holdings, Inc.		7,066	161,034
Pinnacle West Capital Corporation		3,789	148,150
Plug Power, Inc.	*	2,704	13,520
PNM Resources, Inc.		2,169	52,924
Progress Energy, Inc.	†	10,169	447,233
Public Service Enterprise Group, Inc.		9,757	624,838

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Puget Energy, Inc.		3,548	$75,147
Reliant Energy, Inc.	*†	11,470	121,353
SCANA Corporation		4,791	187,999
Sempra Energy		8,687	403,598
Sierra Pacific Resources	*	3,864	53,362
Southern Company (The)	†	30,082	985,787
TXU Corporation		19,278	862,883
TECO Energy, Inc.		7,797	125,688
UIL Holdings Corporation		898	47,010
Unisource Energy Corporation		1,571	47,915
Unitil Corporation		420	10,966
Westar Energy, Inc.		2,432	50,610
Wisconsin Energy Corporation		4,564	182,514
WPS Resources Corporation		1,431	70,434
Xcel Energy, Inc.		16,552	300,419
			17,775,427
Electrical Equipment—0.5%
Active Power, Inc.	*	1,093	5,454
Acuity Brands, Inc.		1,873	74,920
Advanced Lighting Technologies, Inc.	*‡d	972	—
Aeroflex, Inc.	*	2,811	38,595
Ametek, Inc.		2,823	126,922
Arotech Corporation	*†	1,269	622
Artesyn Technologies, Inc.	*	1,534	16,797
AZZ, Inc.	*	1,031	25,363
Baldor Electric Company		1,338	45,318
C&D Technologies, Inc.		1,159	10,709
Capstone Turbine Corporation	*†	2,450	8,918
Cataytica Energy Systems, Inc.	*	852	1,295
Cherokee International Corporation	*	29	148
Cooper Industries Ltd. Class A		3,973	345,254
Distributed Energy Systems Corporation	*†	3,756	26,668
Electro Scientific Industries, Inc.	*	1,421	31,447
Emerson Electric Company		16,962	1,418,532
Energizer Holdings, Inc.	*	3,122	165,466
Energy Conversion Devices, Inc.	*†	781	38,410
Evans & Sutherland Computer Corporation	*	1,882	12,082
Franklin Electric Company, Inc.		902	49,294
FuelCell Energy, Inc.	*†	1,938	22,229
Genlyte Group, Inc.	*	1,102	75,090
GrafTech International Ltd.	*	3,487	21,271
Greatbatch, Inc.	*	942	20,639
JMAR Technologies, Inc.	*	2,904	2,556
Lincoln Electric Holdings, Inc.		1,877	101,339
Littelfuse, Inc.	*	909	31,024
LSI Industries, Inc.		1,083	18,454
Medis Technologies Ltd.	*†	704	16,424
Metrologic Instruments, Inc.	*	722	16,700
Moog, Inc. Class A	*	1,446	51,319
Powell Industries, Inc.	*	1,045	22,760
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	10,056
Regal-Beloit Corporation		1,272	53,767
SBS Technologies, Inc.	*	965	15,633
Servotronics, Inc.	*	705	5,922
Spectrum Brands, Inc.	*	1,490	32,363
Superconductor Technologies	*†	208	828
Tech/Ops Sevcon, Inc.		719	4,602
Teleflex, Inc.		1,322	94,695
Thomas & Betts Corporation	*	2,428	124,751
Trans-Lux Corporation		866	5,664
Ultralife Batteries, Inc.	*†	416	5,346
Universal Display Corporation	*†	1,350	19,413
Universal Electronics, Inc.	*	639	11,310
Valence Technology, Inc.	*†	6,972	17,360
Vicor Corporation		1,380	27,227
Woodhead Industries, Inc.		903	14,990
			3,285,946
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*†	180	796

Electronics—3.4%
8X8, Inc.	*†	3,048	5,334
AVX Corporation	†	2,270	40,179
Actel Corporation	*	1,140	18,172
Adaptec, Inc.	*	3,850	21,290
Advanced Energy Industries, Inc.	*	1,428	20,178
Advanced Micro Devices, Inc.	*	14,462	479,560
Agere Systems, Inc.	*	6,929	104,212
Agilent Technologies, Inc.	*	19,030	714,576
Agilysys, Inc.		1,335	20,105
Aixtron AG, Sponsored ADR (Germany)	*	625	2,700
Alliance Fiber Optic Products, Inc.	*	4,817	10,646
Alliance Semiconductor Corporation	*	1,335	3,698
Altera Corporation	*	14,718	303,780
American Power Conversion Corporation		8,237	190,357
American Superconductor Corporation	*†	1,147	13,018
AMIS Holdings, Inc.	*	850	7,701
Amkor Technology, Inc.	*†	7,211	62,303
Amphenol Corporation Class A		3,688	192,440
Analog Devices, Inc.		15,241	583,578
Anaren, Inc.	*	813	15,829
Applied Micro Circuits Corporation	*	12,746	51,876
Arrow Electronics, Inc.	*	4,585	147,958
Atheros Communications, Inc.	*	40	1,048
Atmel Corporation	*	18,733	88,420
ATMI, Inc.	*	1,559	47,082
Avanex Corporation	*†	5,030	16,398
Avnet, Inc.	*	5,129	130,174
AXT, Inc.	*	946	3,661
Barnes Group, Inc.		1,009	40,864
Bel Fuse, Inc. Class A		545	15,364
Belden CDT, Inc.		1,894	51,574
Benchmark Electronics, Inc.	*	1,680	64,428
Broadcom Corporation Class A	*	16,147	696,905
California Micro Devices Corporation	*	745	5,893
Caliper Life Sciences, Inc.	*	867	5,549
Carlisle Companies, Inc.		1,226	100,287
Catalyst Semiconductor, Inc.	*	2,415	11,833
Catapult Communications Corporation	*	750	9,975
Ceradyne, Inc.	*†	1,867	93,163
Ceva, Inc.	*	692	4,588
Conexant Systems, Inc.	*	20,460	70,587
Cree, Inc.	*†	3,097	101,613
CTS Corporation		1,580	21,140
Cymer, Inc.	*†	1,498	68,069
Cypress Semiconductor Corporation	*†	4,876	82,648
DRS Technologies, Inc.		1,486	81,537

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dolby Laboratories, Inc. Class A	*	1,370	$28,633
DSP Group, Inc.	*	1,194	34,638
EDO Corporation		1,198	36,958
Emcor Group, Inc.	*	1,454	72,206
Emcore Corporation	*†	1,219	12,458
EMS Technologies, Inc.	*	960	17,309
ESCO Technologies, Inc.	*	1,222	61,894
ESS Technology	*	1,759	5,840
Esterline Technologies Corporation	*	1,049	44,845
Exar Corporation	*	1,758	25,104
Fairchild Semiconductor International, Inc.	*†	4,903	93,500
Finisar Corporation	*†	6,855	33,932
Flir Systems, Inc.	*	2,804	79,662
Freescale Semiconductor, Inc. Class B	*	16,161	448,791
FSI International, Inc.	*	1,479	7,794
Garmin Ltd. (Cayman Islands)	†	1,000	79,430
HEI, Inc.	*	1,050	2,656
HI/FN, Inc.	*	681	5,312
Hutchinson Technology, Inc.	*	1,149	34,665
Imation Corporation		1,564	67,111
Innovex, Inc.	*	1,922	9,975
Integrated Device Technology, Inc.	*	8,168	121,376
Integrated Silicon Solutions, Inc.	*	1,269	8,426
Intel Corporation		242,852	4,699,186
International Rectifier Corporation	*†	2,631	109,002
Intersil Corporation Class A		5,757	166,492
ISCO International, Inc.	*	2,000	760
IXYS Corporation	*	1,329	12,253
JDS Uniphase Corporation	*	59,556	248,349
Jabil Circuit, Inc.	*†	8,287	355,181
Kemet Corporation	*	3,407	32,264
KVH Industries, Inc.	*†	375	4,151
LSI Logic Corporation	*†	15,734	181,885
Lattice Semiconductor Corporation	*	4,395	29,271
Lightpath Technologies, Inc. Class A	*†	1,526	9,858
Linear Technology Corporation		12,363	433,694
MIPS Technologies, Inc. Class A	*	2,228	16,621
MRV Communications, Inc.	*	4,567	18,725
Magnetek, Inc.	*	1,406	5,582
Mattson Technology, Inc.	*	1,760	21,120
Maxim Integrated Products, Inc.		14,235	528,830
Maxwell Technologies, Inc.	*†	370	7,219
MEMC Electronics Materials, Inc.	*	5,481	202,359
Mercury Computer Systems, Inc.	*	963	15,601
Merix Corporation	*	674	8,290
Methode Electronics, Inc.		1,383	15,061
Micrel, Inc.	*	3,731	55,293
Micro Linear Corporation	*	1,440	2,750
Microchip Technology, Inc.		8,640	313,632
Micron Technology, Inc.	*†	24,041	353,884
Microsemi Corporation	*	2,474	72,018
Mobility Electronics, Inc.	*	674	5,614
Molex, Inc.	†	5,599	185,887
Monolithic System Technology, Inc.	*	1,251	11,084
Moscow CableCom Corporation	*†	1,900	14,497
National Semiconductor Corporation		14,384	400,451
Novellus Systems, Inc.	*	6,320	151,680
Nu Horizons Electronics Corporaton	*	1,207	10,272
Numerex Corporation Class A	*	1,800	14,598
Omnivision Technologies, Inc.	*†	2,354	71,091
ON Semiconductor Corporation	*†	4,276	31,044
Oplink Communications, Inc.	*	758	13,144
Optelecom, Inc.	*	819	20,147
Opti, Inc.	*	1,041	1,874
OSI Systems, Inc.	*†	867	18,320
Park Electrochemical Corporation		1,086	32,037
Pericom Semiconductor Corporation	*	1,023	10,087
Photronics, Inc.	*	1,388	26,039
Pixelworks, Inc.	*	1,927	9,577
Plexus Corporation	*	1,884	70,782
PLX Technology, Inc.	*	1,050	13,177
Power Integrations, Inc.	*†	1,262	31,272
Power-One, Inc.	*	3,459	24,905
QLogic Corporation	*	7,842	151,743
Quicklogic Corporation	*	1,050	6,027
RF Micro Devices, Inc.	*	7,206	62,332
Rambus, Inc.	*†	4,071	160,153
Raytheon Company		18,171	832,959
Research Frontiers, Inc.	*†	752	2,903
Rockwell Collins, Inc.		7,347	414,003
Rogers Corporation	*	803	43,747
Rudolph Technologies, Inc.	*	1,246	21,244
Sanmina-SCI Corporation	*	21,464	88,002
Semtech Corporation	*†	2,970	53,133
Sigmatel, Inc.	*	797	6,966
Sigmatron International, Inc.	*	282	2,566
Silicon Image, Inc.	*	2,948	30,394
Silicon Laboratories, Inc.	*†	2,124	116,714
Silicon Storage Technology, Inc.	*	3,793	16,613
Skyworks Solutions, Inc.	*	5,822	39,531
Somera Communications, Inc.	*	2,750	1,169
Spansion LLC-Class A	*	3,300	48,840
Spectrum Control, Inc.	*	1,195	9,775
Spire Corporation	*†	2,500	21,000
Staktek Holdings, Inc.	*	42	260
Stratos International, Inc.	*	973	7,872
Sycamore Networks, Inc.	*	9,917	46,610
Synaptics, Inc.	*	1,057	23,243
Technitrol, Inc.		1,866	44,747
Tegal Corporation	*	3,754	1,952
Teledyne Technologies, Inc.	*	1,228	43,717
Teradyne, Inc.	*†	7,938	123,118
Tessera Technologies, Inc.	*†	1,560	50,045
Texas Instruments, Inc.		69,316	2,250,691
Transmeta Corporation	*	5,029	10,209
Transwitch Corporation	*	2,483	6,456
Trident Microsystems, Inc.	*†	3,018	87,703
Trimble Navigation Ltd.	*	2,072	93,344
Triquint Semiconductor, Inc.	*	4,918	24,197
TTM Technologies, Inc.	*	1,639	23,749
Tvia, Inc.	*	4,026	11,353
Tyler Technologies, Inc.	*	1,886	20,746
Varian Semiconductor Equipment Associates, Inc.	*	2,245	63,040
Virage Logic Corporation	*	901	9,722
Vishay Intertechnology, Inc.	*	9,742	138,726
Vitesse Semiconductor Corporation	*	8,323	29,796
Wesco International, Inc.	*	1,550	105,415
Xilinx, Inc.		15,105	384,573
Zoran Corporation	*	1,650	36,102
			21,008,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Entertainment & Leisure—1.7%
Avid Technology, Inc.	*†	1,448	$62,930
Bally Technologies, Inc.	*	1,971	33,487
Bally Total Fitness Holding Corporation	*†	1,306	12,237
Blockbuster, Inc. Class A	†	7,850	31,164
Callaway Golf Company	†	2,881	49,553
Cedar Fair, LP		2,300	67,275
Churchill Downs, Inc.		638	24,448
Concord Camera Corporation	*	2,863	3,178
Discovery Holding Company Class A	*	10,903	163,545
Dover Downs Gaming & Entertainment, Inc.		1,140	24,818
Dover Motorsports, Inc.		1,645	9,031
DreamWorks Animation SKG, Inc. Class A	*†	1,300	34,385
Eastman Kodak Company	†	11,893	338,237
Gaylord Entertainment Company	*†	1,772	80,413
Harrah’s Entertainment, Inc.		7,234	563,963
Hasbro, Inc.		7,242	152,806
Hollywood Media Corporation	*	1,494	7,246
Image Entertainment, Inc.	*	299	1,106
International Speedway Corporation Class A		1,190	60,571
Jakks Pacific, Inc.	*†	925	24,734
K2, Inc.	*	2,544	31,927
Leapfrog Enterprises, Inc.	*†	1,261	13,392
Lexar Media, Inc.	*	3,142	26,958
Live Nation	*	2,705	53,667
Macrovision Corporation	*	2,053	45,474
Mattel, Inc.		16,641	301,701
Multimedia Games, Inc.	*†	1,202	17,886
Nashua Corporation	*	1,541	13,098
National Lampoon, Inc.	*	3,300	8,547
Nautilus Group, Inc.	†	1,359	20,317
New Frontier Media, Inc.	*	3,808	28,903
News Corporation, Inc. Class A		94,667	1,572,419
Penn National Gaming, Inc.	*	2,586	109,077
Pinnacle Entertainment, Inc.	*	1,629	45,889
RC2 Corporation	*	1,650	65,686
Regal Entertainment Group Class A	†	2,743	51,596
Six Flags, Inc.	*†	3,814	38,827
Sonic Solutions, Inc.	*†	889	16,100
Speedway Motorsports, Inc.		149	5,693
Steinway Musical Instruments, Inc.	*	683	22,006
Time Warner, Inc.		186,533	3,131,889
Walt Disney Company		77,573	2,163,511
Westwood One, Inc.		4,247	46,887
WMS Industries, Inc.	*	1,269	38,197
World Wrestling Entertainment, Inc.		1,030	17,407
Xerox Corporation	*	41,462	630,222
			10,262,403
Financial Services—4.2%
Accredited Home Lenders Holding Company	*†	729	37,310
Aether Holdings, Inc.	*	1,368	5,267
Affiliated Managers Group	*†	1,354	144,350
AG Edwards, Inc.		3,542	176,604
AllianceBernstein Holding, LP		1,100	72,875
American Home Mortgage Investment Corporation REIT	†	1,107	34,549
Ameriprise Financial, Inc.		9,235	416,129
Ampal American Israel Corporation Class A	*	1,391	6,329
Anworth Mortgage Asset Corporation REIT		834	6,555
Bear Stearns Companies, Inc. (The)		4,068	564,232
Berkshire Hathaway, Inc. Class A	*	43	3,885,050
BlackRock, Inc.		906	126,840
Capital Trust Class A		523	16,276
CapitalSource, Inc.	†	4,975	123,778
Catskill Litigation Trust	*‡d	582	—
CentraCore Properties Trust REIT		397	9,945
Charles Schwab Corporation (The)		44,790	770,836
CharterMac		1,905	38,671
Cherokee, Inc.		994	40,028
Chicago Mercantile Exchange	†	1,115	498,962
Countrywide Financial Corporation		24,520	899,884
Diamond Hill Investment Group, Inc.	*	1,310	53,972
Doral Financial Corporation (Puerto Rico)	†	4,427	51,132
E*Trade Financial Corporation	*	14,978	404,106
Eaton Vance Corporation		5,282	144,621
ePresense, Inc.	‡d	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,140	56,715
Federal Home Loan Mortgage Corporation		28,070	1,712,270
Federal National Mortgage Association		39,421	2,026,239
Federated Investors, Inc. Class B		4,508	176,037
Fieldstone Investment Corporation REIT		1,900	22,420
First Marblehead Corporation (The)	†	1,843	79,710
Franklin Resources, Inc.		6,114	576,183
Friedman Billings Ramsey Group, Inc. Class A	†	6,080	57,030
GAMCO Investors, Inc. Class A		558	22,292
Goldman Sachs Group, Inc.		15,647	2,455,953
Integrated Telecom Express, Inc.	‡d	1,103	—
Investment Technology Group, Inc.	*	2,078	103,484
Janus Capital Group, Inc.		9,990	231,468
Jefferies Group, Inc.		2,339	136,831
Kent Financial Services, Inc.	*	2,200	5,588
Kilroy Realty Corporation REIT	†	1,316	101,674
Knight Capital Group, Inc. Class A	*	4,630	64,496
LaBranche & Company, Inc.	*†	2,588	40,916
Ladenburg Thalmann Financial Services, Inc.	*	495	713
Legg Mason, Inc.		4,150	520,120
Lehman Brothers Holdings, Inc.		11,268	1,628,564
Macerich Company (The) REIT		2,360	174,522
Meristar Hospitality Corporation REIT	*	3,449	35,801
Merrill Lynch & Company, Inc.		36,526	2,876,788
MFA Mortgage Investments, Inc. REIT		4,149	26,346
Morgan Stanley		40,443	2,540,629
New Century Financial Corporation REIT	†	1,311	60,332
Nuveen Investments, Inc. Class A	†	2,324	111,901
Pennsylvania REIT		1,510	66,440
Potlatch Corp. REIT		1,619	69,350
PS Business Parks, Inc. REIT		1,323	73,982
Raymond James Financial, Inc.	†	5,312	157,008

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Reckson Associates Realty Corporation REIT		2,412	$110,518
Republic Property Trust REIT		3,200	37,664
Saxon REIT, Inc. REIT		1,295	13,520
SEI Investments Company		2,959	119,928
Siebert Financial Corporation	*	1,469	4,216
Starbiz Corporation	*‡d	8	—
SumTotal Systems, Inc.	*	317	1,601
Sutter Holding Company, Inc.	*	850	297
SWS Group, Inc.		882	23,064
T. Rowe Price Group, Inc.		5,166	404,033
TD Ameritrade Holding Corp.		12,454	259,915
Trustreet Properties, Inc. REIT		2,089	31,732
Value Line, Inc.		573	21,201
Waddell & Reed Financial, Inc. Class A		3,971	91,730
Westwood Holdings Group, Inc.		1,027	20,283
			25,879,805
Food Retailers—0.5%
Albertson’s, Inc.		14,224	365,130
Arden Group, Inc. Class A		260	24,162
Kroger Company	*	29,621	603,084
Panera Bread Company Class A	*†	1,250	93,975
Pantry, Inc. (The)	*	1,200	74,868
Pathmark Stores, Inc.	*	950	9,937
Ruddick Corporation		1,967	47,818
Safeway, Inc.		17,256	433,471
Starbucks Corporation	*	32,260	1,214,266
Weis Markets, Inc.		382	17,026
Whole Foods Market, Inc.		5,036	334,592
Wild Oats Markets, Inc.	*†	1,309	26,612
			3,244,941
Forest Products & Paper—0.7%
American Woodmark Corporation		800	28,400
Bemis Company		4,410	139,268
Bowater, Inc.	†	2,289	67,709
Buckeye Technologies, Inc.	*	1,251	11,322
Building Material Holding Corporation	†	1,800	64,152
Caraustar Industries, Inc.	*	1,610	16,567
Chesapeake Corporation		814	11,298
Deltic Timber Corporation		724	43,874
Glatfelter		1,740	31,894
Greif, Inc. Class A		426	29,147
International Paper Company		21,137	730,706
Kimberly Clark Corporation		19,534	1,129,065
Longview Fibre Company		2,324	60,052
Martin Marietta Materials, Inc.		1,737	185,911
MeadWestvaco Corporation		9,124	249,176
Neenah Paper, Inc.		652	21,353
Packaging Corporation of America		4,339	97,367
Pactiv Corporation	*	6,523	160,074
Playtex Products, Inc.	*†	2,449	25,641
Pope & Talbot, Inc.		894	6,079
Rock-Tenn Company Class A		1,450	21,735
Schweitzer-Mauduit International, Inc.		724	17,376
Smurfit-Stone Container Corporation	*	10,013	135,876
Sonoco Products Company		3,353	113,566
Temple-Inland, Inc.		4,506	200,742
United Stationers, Inc.	*	1,278	67,862
US Home Systems, Inc.	*	1,291	11,128
Wausau Paper Corporation		1,903	26,966
Weyerhaeuser Company		10,421	754,793
			4,459,099
Health Care Providers—1.4%
Alliance Imaging, Inc.	*	1,429	9,203
Amsurg Corporation	*	1,423	32,288
Apria Healthcare Group, Inc.	*	2,101	48,281
Caremark Rx, Inc.	*	19,354	951,830
Community Health Systems, Inc.	*	4,282	154,794
Covance, Inc.	*	2,839	166,791
Coventry Health Care, Inc.	*	6,568	354,541
Cross Country Healthcare, Inc.	*	1,339	25,923
CryoLife, Inc.	*	937	4,123
DaVita, Inc.	*	4,290	258,301
Edwards Lifesciences Corporation	*	2,575	112,012
Enzo Biochem, Inc.	*†	1,353	18,266
Enzon Pharmaceuticals, Inc.	*	1,765	14,296
Express Scripts, Inc.	*	5,318	467,452
Genesis HealthCare Corporation	*†	975	42,841
HCA, Inc.		17,362	795,006
Health Management Associates, Inc. Class A	†	9,953	214,686
Healthspring, Inc.	*	2,400	44,664
Healthways, Inc.	*	1,362	69,380
Hooper Holmes, Inc.		1,959	5,662
Immunomedics, Inc.	*†	2,141	6,316
Interleukin Genetics, Inc.	*†	2,825	20,199
Kindred Healthcare, Inc.	*†	1,800	45,270
Laboratory Corporation of America Holdings	*	5,915	345,909
LCA-Vision, Inc.	†	616	30,868
LifePoint Hospitals, Inc.	*	2,149	66,834
Lincare Holdings, Inc.	*	4,169	162,424
Manor Care, Inc.		3,698	164,006
Matria Healthcare, Inc.	*	870	33,025
National Healthcare Corporation		431	17,274
Nektar Therapeutics	*†	2,368	48,260
NovaMed, Inc.	*	1,250	8,875
Odyssey HealthCare, Inc.	*	1,593	27,416
Pediatrix Medical Group, Inc.	*	1,091	111,980
Psychemedics Corporation		302	5,373
Psychiatric Solutions, Inc.	*	2,662	88,192
RehabCare Group, Inc.	*	739	13,930
Sagemark Companies Ltd.	*	1,088	1,262
Sierra Health Services, Inc.	*	2,474	100,692
Sunrise Senior Living, Inc.	*†	1,950	75,991
Symbion, Inc.	*†	1,415	32,050
Tenet Healthcare Corporation	*	19,289	142,353
Triad Hospitals, Inc.	*†	3,297	138,144
U.S. Physical Therapy, Inc.	*	1,300	22,243
United Surgical Partners International, Inc.	*	1,912	67,704
UnitedHealth Group, Inc.		55,430	3,096,320
Universal Health Services, Inc. Class B		2,373	120,525
VCA Antech, Inc.	*	3,442	98,028
VistaCare, Inc. Class A	*	1,341	20,785
			8,902,588
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	24,681
Centex Corporation	†	4,760	295,072
Granite Construction, Inc.		1,889	91,957
Hovnanian Enterprises, Inc.	*†	1,478	64,929
Lennar Corporation Class A	†	5,675	342,656
Levitt Corporation Class A		763	16,817
M/I Homes, Inc.		610	28,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McDermott International, Inc.	*	2,759	$150,228
McGrath Rentcorp		916	27,535
WCI Communities, Inc.	*†	1,921	53,442
William Lyon Homes, Inc.	*	132	12,630
			1,108,617
Heavy Machinery—2.6%
Ablest, Inc.	*	850	8,075
Actuant Corporation Class A		1,011	61,893
Agco Corporation	*†	3,068	63,630
American Standard Companies, Inc.		7,063	302,720
Ampco-Pittsburgh Corporation		613	12,260
Applied Industrial Technologies, Inc.		1,371	61,147
Applied Materials, Inc.		70,512	1,234,665
Astec Industries, Inc.	*	821	29,474
Asyst Technologies, Inc.	*	1,782	18,551
Aviall, Inc.	*	1,365	51,979
Axcelis Technologies, Inc.	*	4,095	23,997
Baker Hughes, Inc.		13,494	922,990
Black & Decker Corporation		3,225	280,220
Briggs & Stratton Corporation		1,822	64,444
Brooks Automation, Inc.	*†	3,103	44,187
Caterpillar, Inc.		27,818	1,997,611
Cooper Cameron Corporation	*	3,466	152,781
Cummins, Inc.	†	1,755	184,451
Deere & Company		9,859	779,354
Donaldson Company, Inc.		3,810	128,740
Dover Corporation		7,805	379,011
Dril-Quip, Inc.	*	988	70,000
Dycom Industries, Inc.	*	2,076	44,115
Eaton Corporation		6,607	482,113
Electroglas, Inc.	*	1,990	10,826
EnPro Industries, Inc.	*	981	33,648
Entegris, Inc.	*	5,738	61,052
Fedders Corporation		1,828	2,779
Flowserve Corporation	*	2,375	138,558
FMC Technologies, Inc.	*	2,695	138,038
Gardner Denver, Inc.	*	918	59,854
Graco, Inc.		2,883	130,975
Grant Prideco, Inc.	*	4,753	203,619
H&E Equipment Services, Inc.	*	1,600	46,592
Hurco Companies, Inc.	*	300	8,166
Hydril	*	1,094	85,277
Idex Corporation		2,203	114,931
Ingersoll-Rand Company Class A		13,496	563,998
Insituform Technologies, Inc. Class A	*	1,223	32,532
Intermec, Inc.	*	2,374	72,431
Joy Global, Inc.		4,599	274,882
Kadant, Inc.	*	721	16,367
Kaydon Corporation		1,422	57,392
Kennametal, Inc.		1,598	97,702
Knight Transportation, Inc.	†	3,879	76,610
Kulicke and Soffa Industries, Inc.	*	2,008	19,156
Lam Research Corporation	*	5,335	229,405
Lennox International, Inc.		2,437	72,769
Lindsay Manufacturing Company		808	21,889
Manitowoc Company		1,261	114,940
Matrix Service Company	*†	468	5,373
Modine Manufacturing Company		1,208	35,636
NACCO Industries, Inc. Class A		309	47,574
National-Oilwell Varco, Inc.	*	7,090	454,611
Nordson Corporation		1,522	75,887
Oil States International, Inc.	*†	2,026	74,658
Oilgear Company (The)	*	1,300	17,173
Pall Corporation		5,186	161,751
Paragon Technologies, Inc.	*	1,800	18,000
Parker Hannifin Corporation		5,221	420,865
Pentair, Inc.	†	3,618	147,434
Robbins & Myers, Inc.		868	18,749
Rockwell Automation, Inc.		7,135	513,078
Sauer-Danfoss, Inc.		1,531	35,136
Semitool, Inc.	*	1,060	12,052
SPX Corporation		3,125	166,938
Standex International Corporation		724	22,922
Stanley Works (The)	†	3,365	170,471
Stewart & Stevenson Services		1,366	49,832
Tecumseh Products Company Class A		712	17,472
Tennant Company		640	33,485
Terex Corporation	*	2,062	163,393
Timken Company		3,702	119,464
Toro Company		2,550	121,763
TurboChef Technologies, Inc.	*†	993	12,115
Ultratech, Inc.	*	971	23,770
United Technologies Corporation		38,454	2,229,178
Varian Medical Systems, Inc.	*	5,512	309,554
W.W. Grainger, Inc.		3,286	247,600
Watsco, Inc.		553	39,291
Willis Lease Finance Corporation	*	1,234	13,821
WJ Communications, Inc.	*	1,509	3,803
Woodward Governor Company		1,224	40,698
			15,906,343
Home Construction, Furnishings & Appliances—0.8%
American Technology Corporation	*†	3,686	15,404
Applica, Inc.	*	1,507	4,913
Bassett Furniture Industries, Inc.		1,139	22,723
BE Aerospace, Inc.	*	2,393	60,112
Beazer Homes USA, Inc.	†	1,494	98,156
Brookfield Homes Corporation	†	1,218	63,165
Dominion Homes, Inc.	*	650	6,409
DR Horton, Inc.		11,522	382,761
DTS, Inc.	*	755	14,843
Ethan Allen Interiors, Inc.		1,551	65,173
Fossil, Inc.	*†	3,154	58,601
Furniture Brands International, Inc.	†	2,341	57,378
Gemstar-TV Guide International, Inc.	*	16,221	50,123
Harman International Industries, Inc.		2,728	303,163
Helen of Troy Ltd.	*†	1,333	28,260
Herman Miller, Inc.		3,155	102,254
Hillenbrand Industries, Inc.		2,596	142,754
HNI Corporation		2,512	148,208
Johnson Controls, Inc.		8,295	629,839
KB Home		3,248	211,055
Kimball International, Inc. Class B		1,500	22,560
Kinetic Concepts, Inc.	*	2,200	90,574
Layne Christensen Company	*	510	17,095
La-Z-Boy, Inc.	†	2,404	40,868
Leggett & Platt, Inc.		8,763	213,554
Masco Corporation	†	18,520	601,715
Maytag Corporation		3,261	69,557
MDC Holdings, Inc.	†	1,091	70,162
Meritage Corporation	*†	1,300	71,448
Movado Group, Inc.		1,678	38,728
National Presto Industries, Inc.		535	26,306
NVR, Inc.	*†	262	193,605
Palm Harbor Homes, Inc.	*†	1,181	25,309
Parkervision, Inc.	*†	1,052	11,477
Pulte Homes, Inc.		8,898	341,861

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rowe Furniture Corporation *	970	$1,407
Ryland Group, Inc.	1,852	128,529
Salton, Inc. *†	701	1,928
Select Comfort Corporation *†	1,403	55,489
Skyline Corporation	720	29,794
Standard-Pacific Corporation †	2,568	86,336
Steelcase, Inc. Class A	1,992	35,856
Technical Olympic USA, Inc.	1,793	36,488
Tempur-Pedic International, Inc. *	1,346	19,046
Toll Brothers, Inc. *†	4,132	143,091
Virco Manufacturing Corporation *	799	4,195
Walter Industries, Inc. †	2,140	142,567
Whirlpool Corporation †	2,590	236,907
		5,221,746
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	21,100
Charles & Colvard Ltd. †	1,843	19,960
Ferro Corporation	1,818	36,360
Fortune Brands, Inc.	6,052	487,973
Gentex Corporation	6,594	115,131
Illinois Tool Works, Inc. †	10,585	1,019,441
Kronos Worldwide, Inc.	1,131	34,337
Lazare Kaplan International *	1,139	8,884
Libbey, Inc.	749	5,303
Newell Rubbermaid, Inc.	11,388	286,864
Owens-IIlinois, Inc. *	6,064	105,332
Rohm & Haas Company	6,241	304,998
RPM, Inc.	4,832	86,686
Snap-On, Inc. †	2,419	92,212
Valspar Corporation	3,724	103,788
		2,728,369
Industrial—Diversified—0.4%
Blyth, Inc.	1,839	38,656
Daktronics, Inc.	1,800	65,700
Identix, Inc. *	3,461	27,550
Roper Industries, Inc.	2,980	144,917
Russ Berrie & Company, Inc.	1,156	17,571
Shuffle Master, Inc. *†	1,527	54,575
Tyco International Ltd.	82,500	2,217,600
Yankee Candle Company, Inc.	2,152	58,900
Zomax, Inc. MN *	1,549	2,850
		2,628,319
Insurance—5.2%
21st Century Insurance Group	310	4,898
ACE Ltd. (Bermuda)	13,100	681,331
Aflac, Inc.	20,981	946,873
Aetna, Inc.	23,924	1,175,625
Alfa Corporation	1,928	33,046
Alleghany Corporation *	146	42,226
Allstate Corporation (The)	27,395	1,427,553
AMBAC Financial Group, Inc.	4,735	376,906
American Financial Group, Inc.	1,617	67,283
American Independence Corporation *	430	5,160
American International Group, Inc.	93,220	6,160,910
American National Insurance	945	105,916
American Physicians Capital, Inc. *	860	41,280
Amerigroup Corporation *	1,950	41,028
AmerUs Group Company †	1,580	95,179
AON Corporation	10,312	428,051
Arch Capital Group Ltd. (Bermuda) *	1,428	82,453
Argonaut Group, Inc. *	1,387	49,308
Arthur J. Gallagher & Company †	3,230	89,826
Assurant, Inc. †	5,717	281,562
Axis Capital Holdings, Ltd. (Bermuda)	1,900	56,810
Baldwin & Lyons, Inc. Class B	945	25,090
Bristol West Holdings, Inc.	1,365	26,276
Brown & Brown, Inc.	5,036	167,195
Centene Corporation *	1,972	57,523
Chubb Corporation	7,793	743,764
Cigna Corporation	5,331	696,335
Cincinnati Financial Corporation	6,788	285,571
Clark, Inc.	1,174	13,865
CNA Financial Corporation *†	1,422	45,276
CNA Surety Corporation *	1,486	24,861
Commerce Group, Inc.	1,543	81,532
Conseco, Inc. *†	6,600	163,812
Covanta Holding Corporation *	2,954	49,243
Crawford & Company Class B	1,891	11,346
Delphi Financial Group, Inc. Class A	1,297	66,964
Donegal Group, Inc. Class B	569	13,514
EMC Insurance Group, Inc.	341	9,504
Erie Indemnity Company Class A	1,023	53,851
Everest Re Group Ltd. (Bermuda)	2,000	186,740
FBL Financial Group, Inc. Class A	1,275	43,924
Fidelity National Financial, Inc.	6,737	239,366
Fidelity National Title Group, Inc.—Class A	1,178	26,823
First American Corporation	3,159	123,706
GAINSCO, INC. *	128	1,248
Genworth Financial, Inc. Class A	15,900	531,537
Great American Financial Resources, Inc.	1,717	33,876
Hanover Insurance Group (The), Inc.	2,346	122,977
Harleysville Group, Inc.	1,351	40,111
Hartford Financial Services Group, Inc.	12,039	969,741
HCC Insurance Holdings, Inc.	3,999	139,165
Health Net, Inc. *	4,879	247,951
HealthExtras, Inc. *	1,864	65,799
Hilb Rogal & Hobbs Company	1,604	66,117
Horace Mann Educators Corporation	2,000	37,600
Humana, Inc. *	6,683	351,860
Independence Holding Company	961	22,161
Infinity Property & Casualty Corporation	810	33,809
Jefferson Pilot Corporation †‡	5,454	324,709
Kansas City Life Insurance Company	902	46,218
Landamerica Financial Group, Inc.	845	57,333
Leucadia National Corporation	4,059	242,160
Lincoln National Corporation	7,387	403,256
Loews Corporation	5,496	556,195
MBIA, Inc. †	5,981	359,638
MGIC Investment Corporation	4,084	272,117
Markel Corporation *†	412	139,124
Marsh & McLennan Companies, Inc.	21,504	631,357
Mercury General Corporation	1,109	60,884
Metlife, Inc.	17,345	838,978
National Financial Partners Corporation	1,495	84,497
Nationwide Financial Services Class A	2,414	103,850
Navigators Group, Inc. *	938	46,525
Odyssey Re Holdings Corporation †	505	10,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ohio Casualty Corporation	2,335	$74,020
Old Republic International Corporation	9,191	200,548
PMI Group, Inc. (The) †	3,929	180,420
PartnerRe Ltd. (Bermuda)	2,300	142,807
Philadelphia Consolidated Holding Corporation *	2,562	87,467
Phoenix Companies, Inc. (The)	4,217	68,737
PMA Capital Corporation Class A *	1,826	18,589
Presidential Life Corporation	1,144	29,069
Principal Financial Group	11,001	536,849
ProAssurance Corporation *	1,647	85,644
Progressive Corporation (The)	7,063	736,388
Protective Life Corporation	3,130	155,686
Prudential Financial, Inc.	21,230	1,609,446
Radian Group, Inc.	3,844	231,601
Reinsurance Group of America, Inc.	1,440	68,098
RenaissanceRe Holdings, Ltd. (Bermuda)	2,900	126,498
RLI Corporation	1,164	66,697
Safeco Corporation	5,751	288,758
Selective Insurance Group †	1,061	56,233
St. Paul Travelers Companies	27,939	1,167,571
Stancorp Financial Group, Inc.	2,460	133,111
State Auto Financial Corporation	488	16,450
Stewart Information Services Corporation †	1,239	58,332
Torchmark Corporation	4,697	268,199
Transatlantic Holdings, Inc.	1,167	68,211
Triad Guaranty, Inc. *†	692	32,455
UICI	984	36,398
United American Healthcare Corporation *	4,251	12,838
United Fire & Casualty Company †	1,250	41,125
Unitrin, Inc.	1,906	88,648
Universal American Financial Corporation *	1,812	27,905
UnumProvident Corporation †	13,588	278,282
USI Holdings Corporation *	1,550	25,002
WellPoint, Inc. *	25,689	1,989,099
Wesco Financial Corporation	187	74,613
White Mountains Insurance Group Ltd.	300	178,350
WR Berkley Corporation	5,040	292,622
XL Capital Ltd. Class A (Bermuda)	7,300	468,003
Zenith National Insurance Corporation	1,498	72,099
		32,283,925
Lodging—0.5%
Ameristar Casinos, Inc.	300	7,737
Aztar Corporation *	1,549	65,043
Boyd Gaming Corporation	2,619	130,793
Choice Hotels International, Inc.	1,616	73,980
Empire Resorts, Inc. *†	582	3,003
Hilton Hotels Corporation	14,441	367,668
International Leisure Hosts Ltd. *	1,200	7,080
Isle of Capri Casinos, Inc. *	1,250	41,600
Las Vegas Sands Corporation *†	5,400	305,964
MGM Mirage, Inc. *	5,184	223,379
Marcus Corporation	1,505	30,025
Marriott International, Inc. Class A	7,996	548,526
Morgans Hotel Group Co. *	2,300	40,618
Starwood Hotels & Resorts Worldwide, Inc.	8,391	568,322
Station Casinos, Inc.	2,465	195,647
Vail Resorts, Inc. *†	1,491	56,986
Wynn Resorts Ltd. *†	2,554	196,275
		2,862,646
Media—Broadcasting & Publishing—1.9%
4Kids Entertainment, Inc. *†	605	10,400
Acme Communications, Inc. *	1,200	4,968
American Greetings Corporation Class A	2,760	59,671
Banta Corporation	1,074	55,827
Beasley Broadcasting Group, Inc. Class A	1,150	13,950
Belo Corporation Class A	4,721	93,853
Cablevision Systems Corporation Class A *	9,044	241,475
CBS Corp. Class B	29,194	700,072
Charter Communications, Inc. Class A *	11,237	12,248
Citadel Broadcasting Corporation †	1,025	11,367
Clear Channel Communications, Inc.	21,643	627,863
Comcast Corporation Class A *†	85,804	2,244,633
COX Radio, Inc. Class A *	1,752	23,512
Crown Media Holdings, Inc. *	5,899	37,400
Cumulus Media, Inc. Class A *	2,174	24,479
DIRECTV Group, Inc. (The) *	39,747	651,851
Dow Jones & Company, Inc. †	1,884	74,041
E.W. Scripps Company Class A	3,612	161,493
EchoStar Communications Corporation Class A *	9,386	280,360
Emmis Communications Corporation Class A *	1,175	18,800
Entercom Communications Corporation	2,183	60,949
Entravision Communications Corporation Class A *	2,852	26,124
Gannett Company, Inc.	10,348	620,052
Granite Broadcasting Corporation *	5,454	654
Gray Television, Inc.	1,838	15,439
Harte-Hanks, Inc.	3,119	85,305
Hearst-Argyle Television, Inc.	2,184	51,018
Hollinger International, Inc.	3,613	30,277
IAC/InterActiveCorp *†	12,018	354,171
John Wiley & Sons Class A	2,491	94,284
Journal Communications, Inc. Class A	3,900	48,360
Journal Register Company	1,817	22,131
Knight-Ridder, Inc.	3,016	190,641
Lee Enterprises, Inc.	1,973	65,681
Liberty Global, Inc.—Class A *	11,463	234,648
Liberty Global, Inc.—Class C *	4,503	88,934
Liberty Media Corporation Class A *	109,034	895,169
LIN TV Corporation Class A *	1,419	12,771
Lodgenet Entertainment Corporation *	1,250	19,475
McClatchy Company Class A †	901	44,014
McGraw-Hill Companies, Inc. (The)	15,900	916,158
Media General, Inc. Class A	952	44,382
Mediacom Communications Corporation *	3,433	19,740
Meredith Corporation	2,083	116,211
New York Times Company Class A †	5,682	143,811
Pac-West Telecomm, Inc. *	5,562	5,173
Paxson Communications Corporation *	2,670	2,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Playboy Enterprises, Inc. Class B	*†	1,251	$17,764
Price Communications Corporation	*	2,062	36,477
Primedia, Inc.	*	8,853	18,326
Radio One, Inc. Class A	*	4,327	32,366
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	57,776
Regent Communications, Inc.	*	1,600	7,376
RH Donnelley Corporation	*	2,471	143,886
Salem Communications Corporation Class A	*	850	12,759
Scholastic Corporation	*	1,845	49,372
Sinclair Broadcast Group, Inc. Class A		2,049	16,699
Spanish Broadcasting System, Inc. Class A	*	1,300	7,189
Speedus Corporation	*	4,207	5,469
Tivo, Inc.	*†	2,696	19,492
Tribune Company		9,158	251,204
Triple Crown Media, Inc.	*	183	1,080
Univision Communications, Inc. Class A	*	10,782	371,656
Viacom, Inc. Class B	*	29,194	1,132,727
Washington Post Class B		258	200,402
Worldgate Communications	*†	3,160	6,320
Young Broadcasting, Inc. Class A	*	831	2,825
			11,947,510
Medical Equipment & Supplies—0.3%
Abaxis, Inc.	*	749	16,987
Abiomed, Inc.	*	886	11,429
ADE Corporation	*	967	29,610
Advanced Medical Optics, Inc.	*	2,304	107,459
Aetrium, Inc.	*	614	3,095
Aksys Ltd.	*†	997	1,276
Arrow International, Inc.		1,305	42,634
Avigen, Inc.	*†	1,009	5,217
Axsys Technologies, Inc.	*	883	15,055
Bioject Medical Technologies, Inc.	*	4,490	7,858
Biolase Technology, Inc.	†	765	7,306
BioVeris Corporation	*	1,071	4,198
Britesmile, Inc.	*†	1,080	1,188
Bruker BioSciences Corporation	*	1,667	9,002
Cardiodynamics International Corporation	*	1,872	3,332
CardioGenesis Corporation	*	1,202	709
Cerus Corporation	*	1,010	8,646
Coherent, Inc.	*	1,348	47,328
Cohu, Inc.		859	18,228
Cooper Companies, Inc.	†	1,627	87,907
Curon Medical, Inc.	*	4,728	1,464
Dade Behring Holdings, Inc.		3,120	111,415
Electro-Sensors, Inc.		2,581	12,231
Excel Technology, Inc.	*	562	16,562
Faro Technologies, Inc.	*†	453	6,455
Formfactor, Inc.	*	1,417	55,716
Frequency Electronics, Inc.		821	11,494
HealthTronics Surgical Services, Inc.	*	2,529	20,915
Hologic, Inc.	*	2,692	149,002
II-VI, Inc.	*	682	12,337
Illumina, Inc.	*	1,280	30,400
Integra LifeSciences Holdings Corporation	*†	1,190	48,766
Intermagnetics General Corporation	*	1,495	37,450
Intest Corporation	*	950	3,496
Intuitive Surgical, Inc.	*†	1,610	189,980
Ixia	*	2,330	33,226
Meade Instruments Corporation	*	1,640	4,608
Mechanical Technology, Inc.	*†	957	3,589
Medwave, Inc.	*†	2,500	9,000
Mesa Laboratories, Inc.		1,200	16,932
Molecular Devices Corporation	*	909	30,142
MTS Systems Corporation		1,342	56,136
Nanogen, Inc.	*†	950	2,869
OI Corporation	*	1,600	22,704
Orbit International Corporation	*	2,812	27,136
Orthologic Corporation	*	1,516	3,335
OYO Geospace Corporation	*	550	32,445
Palomar Medical Technologies, Inc.	*†	1,116	37,330
Q-Med, Inc.	*	1,634	15,115
Resmed, Inc.	*	3,034	133,435
Somanetics Corporation	*	1,352	29,852
Spectranetics Corporation	*	1,045	12,352
Staar Surgical Company	*	848	7,607
Sybron Dental Specialties, Inc.	*	1,583	65,283
Synovis Life Technologies, Inc.	*	346	3,543
Theragenics Corporation	*	1,492	4,715
Thermogenesis	*	4,316	17,480
TriPath Imaging, Inc.	*	1,739	12,138
Valentis, Inc.	*†	2,990	7,827
Ventana Medical Systems, Inc.	*	1,416	59,146
Viasys Healthcare, Inc.	*	1,380	41,510
Vivus, Inc.	*	1,400	4,662
White Electronic Designs Corporation	*	514	3,012
X-Rite, Inc.		1,890	25,099
Young Innovations, Inc.		677	24,724
Zevex International, Inc.	*†	600	8,682
Zygo Corporation	*	967	15,781
			1,907,562
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	10,060

Medical Supplies—3.3%
Align Technology, Inc.	*†	2,449	22,457
Allergan, Inc.		6,476	702,646
American Medical Systems Holdings, Inc.	*	3,000	67,500
Analogic Corporation		593	39,257
Applera Corporation—Applied Biosystems Group		8,630	234,218
Aradigm Corp.	*	224	773
ArthoCare Corporation	*†	851	40,695
Bausch & Lomb, Inc.	†	2,176	138,611
Baxter International, Inc.		25,124	975,062
Beckman Coulter, Inc.		2,512	137,080
Becton, Dickinson & Company		10,137	624,236
Biomet, Inc.	†	10,108	359,036
Bio-Rad Laboratories, Inc. Class A	*	88	5,487
Biosite, Inc.	*	725	37,649
Boston Scientific Corporation	*	23,993	553,039
C.R. Bard, Inc.	†	3,904	264,730
Clarient, Inc.	*†	3,308	3,738
Conmed Corporation	*	1,362	26,082
Credence Systems Corporation	*	2,727	20,016
Cyberonics, Inc.	*†	956	24,636

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Datascope Corporation		556	$21,995
Dentsply International, Inc.		2,834	164,797
Diametrics Medical, Inc.	*	1,731	190
Dionex Corporation	*	1,031	63,386
DJ Orthopedics, Inc.	*	729	28,985
ev3, Inc.	*	785	13,902
FEI Company	*	1,368	27,155
Fisher Scientific International	*	4,467	303,979
Guidant Corporation		13,705	1,069,812
Haemonetics Corporation	*	1,157	58,741
Hanger Orthopedic Group, Inc.	*	1,083	7,527
ICU Medical, Inc.	*†	605	21,895
Input/Output, Inc.	*†	2,427	23,566
Invacare Corporation		1,333	41,403
Itron, Inc.	*†	955	57,157
Johnson & Johnson		121,566	7,199,139
Kla-Tencor Corporation		7,679	371,356
Kensey Nash Corporation	*†	866	24,768
Kopin Corporation	*	2,431	12,179
Kyphon, Inc.	*†	1,594	59,297
Laserscope	*	1,300	30,745
LTX Corporation	*	2,405	12,987
MKS Instruments, Inc.	*	2,455	57,521
Medtronic, Inc.		49,297	2,501,823
Mentor Corporation		1,961	88,853
Merit Medical Systems, Inc.	*	2,519	30,253
Millipore Corporation	*†	2,026	148,020
Mine Safety Appliances Company		1,444	60,648
Newport Corporation	*	1,614	30,440
Novoste Corp.	*	211	620
Oakley, Inc.	†	2,900	49,358
Osteotech, Inc.	*	1,498	6,561
PerkinElmer, Inc.		5,266	123,593
Photon Dynamics, Inc.	*	659	12,356
PolyMedica Corporation	†	960	40,666
Quest Diagnostics, Inc.		6,828	350,276
Respironics, Inc.	*	3,060	119,065
St. Jude Medical, Inc.	*	15,318	628,038
Steris Corporation		2,777	68,536
Stryker Corporation		12,056	534,563
Techne Corporation	*	1,736	104,403
Tektronix, Inc.		3,804	135,841
Therma-Wave, Inc.	*	757	1,226
Thermo Electron Corporation	*	6,758	250,654
Thoratec Corporation	*	2,306	44,437
Urologix, Inc.	*	1,050	3,728
Varian, Inc.	*	1,502	61,852
Veeco Instruments, Inc.	*	1,294	30,215
Vital Signs, Inc.		634	34,826
Waters Corporation	*	5,040	217,476
Wright Medical Group, Inc.	*	1,309	25,853
Zimmer Holdings, Inc.	*	10,634	718,858
Zoll Medical Corporation	*	425	11,195
			20,383,663
Metals—1.3%
AK Steel Holding Corporation	*	5,009	75,135
Alcoa, Inc.		35,208	1,075,956
Aleris International, Inc.	*	2,856	137,288
Allegheny Technologies, Inc.		3,350	204,953
Alpine Group, Inc.	*	698	2,338
Ameron International Corporation		542	39,691
Aptargroup, Inc.		1,565	86,466
Brush Engineered Materials, Inc.	*	1,122	22,160
Carpenter Technology Corporation		1,141	107,847
Century Aluminum Company	*	865	36,719
Chaparral Steel Company	*	1,116	72,451
Circor International, Inc.		711	20,761
Cleveland-Cliffs, Inc.		1,018	88,688
Commercial Metals Company		2,040	109,120
Commscope, Inc.	*†	2,612	74,573
Couer D’alene Mines Corporation	*	8,276	54,291
Crane Company		2,467	101,172
Curtiss-Wright Corporation		1,056	69,907
Danaher Corporation		11,144	708,201
Engelhard Corporation		5,205	206,170
General Cable Corporation	*	1,382	41,916
Gibraltar Industries, Inc.		1,188	34,998
Glamis Gold, Ltd. (Canada)	*†	5,700	186,276
Griffon Corporation	*	1,288	31,994
Hecla Mining Company	*†	4,124	27,260
Hubbell, Inc. Class B		2,078	106,518
International Aluminum Corporation		1,105	45,404
Jacuzzi Brands, Inc.	*	2,655	26,099
Lone Star Technologies, Inc.	*	1,337	74,083
Massey Energy Company	†	3,053	110,122
Matthews International Corporation Class A		1,052	40,250
Maverick Tube Corporation	*†	1,736	91,991
MAXXAM, Inc.	*	856	27,820
Meridian Gold, Inc. (Canada)	*	4,300	127,495
Mittal Steel Co. NV—Class A, ADR (Holland *Jas)		1	38
Mueller Industries, Inc.		1,592	56,818
NCI Building Systems, Inc.	*	1,232	73,637
Newmont Mining Corporation		17,430	904,443
NS Group, Inc.	*	923	42,486
Nucor Corporation		5,498	576,135
Optical Cable Corporation	*	240	1,245
Phelps Dodge Corporation		7,416	597,210
Precision Castparts Corporation		5,136	305,078
Quanex Corporation		1,114	74,226
Reliance Steel & Aluminum Company		1,483	139,283
Royal Gold, Inc.	†	1,153	41,727
Ryerson Tull, Inc.	†	1,471	39,364
Schnitzer Steel Industries, Inc. Class A		693	29,695
Shaw Group, Inc. (The)	*†	2,182	66,333
Shiloh Industries, Inc.	*	1,441	27,739
Simpson Manufacturing Company, Inc.		2,084	90,237
Southern Copper Corp.	†	657	55,503
Steel Dynamics, Inc.		2,420	137,287
Stillwater Mining Company	*	3,727	61,346
Sturm, Ruger & Company, Inc.		3,296	26,302
Taser International, Inc.	*†	2,292	24,272
Texas Industries, Inc.		1,116	67,507
Titanium Metals Corporation	*†	920	44,666
Tredegar Corporation		1,606	25,551
United States Steel Corporation		4,607	279,553
Valmont Industries, Inc.		1,162	48,850
Watts Water Technologies, Inc. Class A		1,225	44,517
Worthington Industries, Inc.		3,575	71,715
			8,218,876
Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	2,300	117,691

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B		7,496	$448,036

Miscellaneous—0.0%
Alliance One International, Inc.		2,000	9,720
Corrections Corporation of America	*	1,900	85,880
Enesco Group, Inc.	*	3,501	7,107
Geo Group, Inc. (The)	*	819	27,305
Handleman Company		1,657	15,907
Terra Industries, Inc.	*	2,513	17,717
Tractor Supply Company	*†	1,549	102,761
			266,397
Miscellaneous Manufacturing—0.0%
American Railcar Industries, Inc.		1,200	42,084

Oil & Gas—9.0%
Adams Resources & Energy, Inc.		1,462	41,228
AGL Resources, Inc.		2,166	78,084
Amerada Hess Corporation		3,730	531,152
Anadarko Petroleum Corporation		9,610	970,706
Apache Corporation		14,149	926,901
Apco Argentina, Inc. (Cayman Islands)		622	51,160
Ashland, Inc.		2,848	202,436
Atlas America, Inc.	*	1,146	54,790
Atmos Energy Corporation		2,732	71,934
ATP Oil & Gas Corporation	*	685	30,078
Atwood Oceanics, Inc.	*	831	83,939
Basic Energy Services, Inc.	*	1,600	47,680
Berry Petroleum Company Class A		601	41,138
BJ Services Company	†	13,938	482,255
Blue Dolphin Energy Company	*	3,650	12,118
BP Prudhoe Bay Royalty Trust	†	1,105	78,112
Buckeye Partners, LP		1,400	59,794
Burlington Resources, Inc.		16,286	1,496,846
Cabot Oil & Gas Corporation		2,274	108,993
Callon Petroleum Company	*	779	16,375
Cascade Natural Gas Corporation		1,289	25,393
Chesapeake Energy Corporation	†	12,243	384,553
Chesapeake Utilities Corporation		949	29,647
Chevron Texaco Corporation		92,076	5,337,646
Cimarex Energy Company		2,681	115,980
Clayton Williams Energy, Inc.	*	550	22,506
ConocoPhillips		51,798	3,271,044
Cross Timbers Royalty Trust		575	26,784
Dawson Geophysical Company	*	1,200	33,120
Delta Natural Gas Company, Inc.		380	10,104
Delta Petroleum Corporation	*†	2,709	56,943
Denbury Resources, Inc.	*†	4,466	141,438
Devon Energy Corporation		18,000	1,101,060
Diamond Offshore Drilling, Inc.	†	2,694	241,113
Dynegy, Inc. Class A	*†	15,654	75,139
EOG Resources, Inc.	†	10,352	745,344
EL Paso Corporation		25,233	304,058
Encore Acquisition Company	*	2,062	63,922
Energen Corporation		2,644	92,540
Energy Partners Ltd.	*	1,758	41,454
ENSCO International, Inc.		5,990	308,186
Enterprise Products Partners LP	†	8,400	207,396
Equitable Resources, Inc.		5,624	205,332
EXCO Resources, Inc.	*	4,100	51,373
Exploration Company of Delaware, Inc. (The)	*	5,411	60,820
Exxon Mobil Corporation		251,483	15,305,255
Forest Oil Corporation	*†	2,547	94,697
Frontier Oil Corporation		2,288	135,793
FX Energy, Inc.	*†	3,496	18,284
Giant Industries, Inc.	*	540	37,552
Global Industries Ltd.	*	2,539	36,790
GlobalSantaFe Corporation		9,544	579,798
Grey Wolf, Inc.	*	5,192	38,628
Halliburton Company	†	21,179	1,546,491
Hanover Compressor Company	*†	2,998	55,823
Headwaters, Inc.	*†	2,095	83,360
Helix Energy Solutions Group, Inc.	*†	3,336	126,434
Helmerich & Payne, Inc.		1,963	137,057
Holly Corporation		1,336	99,024
Houston Exploration Company	*	1,352	71,250
Hugoton Royalty Trust	†	774	24,095
KCS Energy, Inc.	*	3,200	83,200
Kerr-McGee Corporation		4,113	392,709
Kinder Morgan Management LLC	*	1,767	77,748
Kinder Morgan, Inc.		4,214	387,646
Laclede Group, Inc. (The)		1,025	35,281
Magellan Midstream Partners		2,000	65,740
Marathon Oil Corporation		14,747	1,123,279
Mariner Energy, Inc.	*	2,061	42,271
Markwest Hydrocarbon, Inc.		1,075	24,618
McMoRan Exploration Company	*†	1,059	18,893
MDU Resources Group, Inc.		5,105	170,762
Meridian Resource Corporation	*	2,950	11,948
Murphy Oil Corporation		7,770	387,101
Nabors Industries Ltd.	*	6,084	435,493
National Fuel Gas Company		4,022	131,600
New Jersey Resources Corporation		1,121	50,725
Newfield Exploration Company	*	5,246	219,807
Newpark Resources, Inc.	*	3,484	28,569
Nicor, Inc.	†	1,828	72,316
Noble Corporation		5,552	450,267
Noble Energy, Inc.		8,186	359,529
Northwest Natural Gas Company		1,183	41,985
Occidental Petroleum Corporation		17,329	1,605,532
Oceaneering International, Inc.	*	1,116	63,947
Oneok, Inc.		3,908	126,033
Parker Drilling Company	*	3,755	34,809
Patterson-UTI Energy, Inc.		6,712	214,516
Penn Virginia Corporation		300	21,300
Peoples Energy Corporation	†	1,528	54,458
Petrohawk Energy Corporation	*	655	8,974
Petroleum Development Corporation	*	1,250	56,700
Piedmont Natural Gas Company	†	2,740	65,733
Pioneer Drilling Co.	*	2,700	44,361
Pioneer Natural Resources Company		5,801	256,694
Plains All American Pipeline, LP		2,300	103,454
Plains Exploration & Production Company	*	4,202	162,365
Pogo Producing Company	†	2,307	115,927
Pride International, Inc.	*	5,416	168,871
Prolong International Corporation	*	34,716	417
Questar Corporation		3,706	259,605
Quicksilver Resources, Inc.	*†	1,980	76,547
Range Resources Corporation		4,350	118,799
Remington Oil & Gas Corporation	*	1,186	51,259
Resource America, Inc. Class A		1,287	25,637

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rosetta Resources, Inc.	*	3,400	$61,064
Rowan Companies, Inc.		3,918	172,235
Schlumberger Ltd.		23,993	3,036,794
SEACOR Holdings, Inc.	*	983	77,854
SEMCO Energy, Inc.	*	5,450	30,193
Smith International, Inc.		8,020	312,459
South Jersey Industries, Inc.		2,014	54,922
Southern Union Company		3,367	83,603
Southwest Gas Corporation		1,252	34,993
Southwestern Energy Company	*	6,072	195,458
St. Mary Land & Exploration Company	†	2,962	120,938
Stone Energy Corporation	*	1,208	53,309
Sunoco, Inc.		5,812	450,837
Superior Energy Services, Inc.	*	2,900	77,691
Swift Energy Company	*	1,142	42,779
Syntroleum Corporation	*†	1,246	10,304
TC Pipelines, LP		1,100	37,389
Teppco Partners LP	†	2,500	90,725
Tesoro Petroleum Corporation		3,423	233,928
Tetra Technologies, Inc.	*	1,176	55,319
Tidewater, Inc.		2,430	134,209
Todco Class A		2,002	78,899
Transmontaigne, Inc.	*	2,979	29,224
Transocean, Inc.	*	12,976	1,041,973
UGI Corporation		2,720	57,310
Ultra Petroleum Corporation	*	6,082	378,969
Unit Corporation	*	1,702	94,887
United Heritage Corp.	*	1,060	2,862
Valero Energy Corporation		23,922	1,430,057
Valero, LP		1,500	75,975
Vectren Corporation		3,706	97,764
Veritas DGC, Inc.	*†	1,390	63,092
Wd-40 Company		949	29,277
Weatherford International Ltd.	*	13,510	618,083
Western Gas Resources, Inc.		2,548	122,941
Western Refining, Inc.		2,500	54,050
WGL Holdings, Inc.	†	2,315	70,422
W-H Energy Services, Inc.	*	1,377	61,263
Whiting Petroleum Corporation	*†	1,242	50,910
Williams Companies, Inc.		24,207	517,788
XTO Energy, Inc.		15,020	654,421
			55,873,540
Pharmaceuticals—6.3%
Aastrom Biosciences, Inc.	*	3,289	6,677
Abbott Laboratories		63,572	2,699,903
Abgenix, Inc.	*	3,629	81,653
Adolor Corporation	*	1,927	45,863
Albany Molecular Research, Inc.	*	1,371	13,929
Alexion Pharmaceuticals, Inc.	*†	1,108	39,245
Alfacell Corporation	*	4,295	15,902
Alkermes, Inc.	*†	3,579	78,917
Allscripts Healthcare Solutions, Inc.	*†	2,300	42,113
Alpharma, Inc. Class A		2,463	66,058
American Pharmaceutical Partners, Inc.	*†	1,756	50,028
AmerisourceBergen Corporation		8,488	409,716
Amgen, Inc.	*	51,855	3,772,451
Amylin Pharmaceuticals, Inc.	*†	3,885	190,171
Andrx Corporation	*†	3,036	72,075
Arena Pharmaceuticals, Inc.	*†	1,439	26,060
ArQule, Inc.	*	864	4,959
Atherogenics, Inc.	*†	1,603	26,161
AVANIR Pharmaceuticals—Class A	*	1,500	21,930
Avant Immunotherapeutics, Inc.	*	5,150	12,927
Avax Technologies, Inc.	*	1,450	392
AVI BioPharma, Inc.	*†	2,400	18,216
Barr Pharmaceuticals, Inc.	*	4,174	262,879
Bentley Pharmaceuticals, Inc.	*†	711	9,350
Biogen Idec, Inc.	*	14,695	692,135
BioMarin Pharmaceuticals, Inc.	*	2,400	32,208
Biopure Corporation Class A	*†	309	420
BioScrip, Inc.	*	1,095	7,895
Boston Life Sciences, Inc.	*†	724	2,201
Bradley Pharmaceuticals, Inc.	*†	591	8,788
Bristol-Myers Squibb Company		79,572	1,958,267
Cambrex Corporation		1,258	24,581
Cardinal Health, Inc.		17,566	1,309,018
Cell Genesys, Inc.	*†	1,642	13,103
Cell Therapeutics, Inc.	*†	1,391	2,657
Cellegy Pharmaceuticals, Inc.	*	1,550	1,395
Cephalon, Inc.	*†	2,347	141,407
Charles River Laboratories International, Inc.	*†	2,755	135,050
Chiron Corporation	*†	4,789	219,384
Collagenex Pharmaceuticals, Inc.	*	1,558	23,058
Columbia Laboratories, Inc.	*	1,819	9,040
Connetics Corporation	*	1,618	27,393
Corgentech, Inc.	*	10	87
Cubist Pharmaceuticals, Inc.	*†	1,762	40,473
Cypress Bioscience, Inc.	*	1,560	9,828
Cytogen Corporation	*	755	2,733
CytRx Corporation	*†	4,200	7,938
Dendreon Corporation	*	1,879	8,850
Diagnostic Products Corporation	†	1,263	60,157
Digene Corporation	*†	725	28,348
Discovery Laboratories, Inc.	*	2,566	18,809
Durect Corporation	*†	1,900	12,084
Eli Lilly & Company		39,396	2,178,599
Emisphere Technologies, Inc.	*†	772	6,346
Encysive Pharmaceuticals, Inc.	*	2,128	10,406
Endo Pharmaceuticals Holdings, Inc.	*	2,935	96,297
EpiCept Corp.	*	751	3,380
EPIX Pharmaceuticals, Inc.	*†	960	3,360
First Horizon Pharmaceutical Corporation	*†	1,613	40,664
Forest Laboratories, Inc.	*	14,872	663,737
Genaera Corporation	*	4,787	6,702
Genelabs Technologies	*	721	1,406
Genentech, Inc.	*	18,818	1,590,309
Genta, Inc.	*	2,971	6,417
Genzyme Corporation	*	10,181	684,367
Geron Corporation	*	1,370	11,385
Gilead Sciences, Inc.	*	17,410	1,083,250
GTC Biotherapeutics, Inc.	*	3,988	4,427
GTx, Inc.	*	200	2,184
Hemispherx Biopharma, Inc.	*†	920	3,312
Henry Schein, Inc.	*†	3,652	174,785
Heska Corporation	*	4,462	5,310
Hi-Tech Pharmacal Company, Inc.	*	862	24,308
Hollis-Eden Pharmaceuticals	*	954	5,877
Hospira, Inc.	*	6,367	251,242
Human Genome Sciences, Inc.	*†	5,277	57,361
Idexx Laboratories, Inc.	*	1,568	135,412
IDM Pharma, Inc.	*†	142	842
ImClone Systems, Inc.	*†	3,034	103,217
Immtech International, Inc.	*†	681	5,278
Immucor, Inc.	*	1,219	34,973
ImmunoGen, Inc.	*	1,323	5,742
Impax Laboratories, Inc.	*	2,166	21,638

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Indevus Pharmaceuticals, Inc.	*	5,716	$35,439
Inspire Pharmaceuticals, Inc.	*	1,369	7,160
InterMune, Inc.	*†	1,586	29,404
Inverness Medical Innovations, Inc.	*	880	25,282
Invitrogen Corporation	*	2,122	148,816
King Pharmaceuticals, Inc.	*	10,009	172,655
KOS Pharmaceuticals, Inc.	*	1,090	52,069
KV Pharmaceutical Company Class A	*	2,179	52,557
Martek Biosciences Corporation	*†	1,148	37,689
McKesson Corporation		11,391	593,813
Medarex, Inc.	*	3,092	40,876
Medco Health Solutions, Inc.	*	12,790	731,844
Medicines Company	*†	2,018	41,510
Medicis Pharmaceutical Corporation Class A	†	2,422	78,957
Medifast, Inc.	*	734	6,775
MedImmune, Inc.	*	10,273	375,786
Merck & Company, Inc.		89,830	3,164,711
Meridian Bioscience, Inc.		772	20,829
MGI Pharma, Inc.	*	2,665	46,638
Millennium Pharmaceuticals, Inc.	*†	12,456	125,930
Miravant Medical Technologies	*	4,544	477
Mylan Laboratories		8,108	189,727
Nabi Biopharmaceuticals	*	1,995	11,252
Nastech Pharmaceutical Company, Inc.	*†	1,500	27,000
Natrol, Inc.	*	1,145	2,405
NBTY, Inc.	*	2,664	59,993
NeoRx Corporation	*	2,381	3,143
Neose Technologies, Inc.	*	704	1,908
Neurobiological Technologies	*	3,136	11,101
Neurocrine Biosciences, Inc.	*†	1,479	95,455
Novavax, Inc.	*†	1,550	12,369
Noven Pharmaceuticals, Inc.	*	1,350	24,314
NPS Pharmaceuticals, Inc.	*	1,660	14,176
Nu Skin Enterprises, Inc. Class A		3,018	52,906
Nuvelo, Inc.	*	1,150	20,493
Omnicare, Inc.	†	4,277	235,192
Onyx Pharmaceuticals, Inc.	*†	1,214	31,880
OraSure Technologies, Inc.	*	1,687	17,376
Ortec International, Inc.	*	2,272	682
OSI Pharmaceuticals, Inc.	*†	1,629	52,291
Pain Therapeutics, Inc.	*†	1,318	14,327
Palatin Technologies, Inc.	*	2,104	5,702
Panacos Pharmaceuticals, Inc.	*	157	1,187
Par Pharmaceutical Companies, Inc.	*	1,362	38,381
Parexel International Corporation	*	1,153	30,485
PDL BioPharma, Inc.	*	3,841	125,985
Penwest Pharmaceuticals Company	*	930	20,172
Peregrine Pharmaceuticals, Inc.	*	9,115	14,037
Perrigo Company		2,922	47,658
Pfizer, Inc.		303,980	7,575,182
Pharmacopeia Drug Discovery, Inc.	*	572	3,392
Pharmacyclics, Inc.	*	1,700	7,820
Pozen, Inc.	*	1,014	16,934
Praecis Pharmaceuticals, Inc.	*	367	1,956
Progenics Pharmeceuticals, Inc.	*	793	21,007
Regeneron Pharmaceuticals, Inc.	*	2,632	43,770
Salix Pharmaceuticals Ltd.	*	2,346	38,732
Schering-Plough Corporation		61,678	1,171,265
Sciclone Pharmaceuticals, Inc.	*	1,700	6,069
Sepracor, Inc.	*†	4,575	223,306
Serologicals Corporation	*†	1,093	26,735
SIGA Technologies, Inc.	*	4,649	7,252
Sigma Aldrich Corporation	†	2,478	163,028
SirnaTherapeutics, Inc.	*†	4,257	28,692
SuperGen, Inc.	*	1,338	7,600
Tanox, Inc.	*	1,721	33,422
Tapestry Pharmaceuticals, Inc.	*	522	1,858
Targeted Genetics Corporation	*	6,267	2,701
Third Wave Technologies, Inc.	*	1,227	3,841
Titan Pharmaceuticals, Inc.	*	1,743	5,874
United Therapeutics Corporation	*	914	60,580
USANA Health Sciences, Inc.	*†	593	24,740
Valeant Pharmaceuticals International		3,473	55,047
Vertex Pharmaceuticals, Inc.	*†	3,255	119,100
Vion Pharmaceuticals, Inc.	*	4,504	10,179
Viropharma, Inc.	*†	661	8,395
Watson Pharmaceuticals, Inc.	*†	4,480	128,755
Wyeth		54,364	2,637,741
XOMA Ltd.	*†	4,976	11,395
Zymogenetics, Inc.	*	2,343	50,656
			39,435,253
Real Estate—2.2%
Acadia Realty Trust REIT		1,318	31,039
Affordable Residential Communities REIT		950	9,975
Agree Realty Corporation REIT		814	26,129
Alexander’s, Inc. REIT	*	161	46,529
Alexandria Real Estate Equities, Inc. REIT		802	76,455
AMB Property Corporation REIT		3,649	198,031
American Financial Realty Trust REIT	†	2,834	33,016
American Land Lease, Inc. REIT		1,828	49,996
American Mortgage Acceptance Corporation REIT		1,842	29,564
Annaly Mortgage Management, Inc. REIT	†	3,840	46,618
Anthracite Capital, Inc. REIT		1,100	12,078
Apartment Investment & Management Company REIT Class A		3,910	183,379
Archstone-Smith Trust REIT		7,979	389,136
Arden Realty, Inc. REIT		3,060	138,098
Arizona Land Income Corporation REIT Class A		1,050	5,061
Avalonbay Communities, Inc. REIT	†	3,116	339,956
Bedford Property Investors REIT		1,506	40,557
BioMed Realty Trust, Inc. REIT		1,400	41,496
Boston Properties, Inc. REIT		4,700	438,275
Brandywine Realty Trust REIT		2,965	94,168
BRE Properties Class A		2,433	136,248
Brookfield Properties Co. (Canada)		2,000	68,300
BRT Realty Trust REIT		355	9,074
California Coastal Communities, Inc.	*†	267	9,906
Camden Property Trust REIT		2,732	196,841
Capital Alliance Income Trust Ltd. REIT	*	799	6,600
Capstead Mortgage Corporation REIT	†	2,400	16,920
CarrAmerica Realty Corporation REIT		2,765	123,347
CB Richard Ellis Group, Inc. Class A	*	2,300	185,610
CBL & Associates Properties, Inc. REIT		2,548	108,163

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Cedar Shopping Centers, Inc. REIT	583	$9,235
Colonial Properties Trust REIT	1,962	98,355
Commercial Net Lease Realty REIT	2,356	54,895
Cousins Properties, Inc. REIT	2,338	78,159
Crescent Real Estate EQT Company REIT	4,527	95,384
Developers Diversified Realty Corporation REIT †	4,733	259,132
Duke Realty Corporation REIT	5,609	212,862
Eastgroup Properties, Inc. REIT	1,538	72,963
Entertainment Properties Trust REIT	749	31,443
Equity Inns, Inc. REIT	3,264	52,877
Equity Office Properties Trust REIT	16,590	557,092
Equity One, Inc. REIT	2,619	64,323
Equity Residential REIT	11,429	534,763
Essex Property Trust, Inc. REIT	807	87,745
Federal Realty Investment Trust REIT	1,810	136,112
FelCor Lodging Trust, Inc. REIT	3,135	66,149
First Industrial Realty Trust, Inc. REIT	1,599	68,261
Forest City Enterprises, Inc. Class A	2,608	122,967
General Growth Properties, Inc. REIT	9,800	478,926
Getty Realty Corporation REIT	1,747	50,838
Glenborough Realty Trust, Inc. REIT †	2,111	45,914
Glimcher Realty Trust REIT	1,584	44,986
Grubb and Ellis Company *	652	8,704
Health Care Property Investors, Inc. REIT †	5,334	151,486
Health Care REIT, Inc. †	1,824	69,494
Healthcare Realty Trust, Inc. REIT	1,881	70,312
Heritage Property Investment Trust REIT	2,051	81,199
Highwoods Properties, Inc. REIT	2,393	80,716
HMG Courtland Properties REIT	1,450	14,500
Home Properties, Inc. REIT †	1,390	71,029
Hospitality Properties Trust REIT	2,923	127,647
Host Marriott Corporation REIT †	12,307	263,370
HRPT Properties Trust REIT	9,142	107,327
IMPAC Mortgage Holdings, Inc. REIT †	3,238	31,214
Innkeepers USA Trust REIT	2,014	34,137
iStar Financial, Inc. REIT	4,331	165,791
Jones Lang Lasalle, Inc.	1,711	130,960
Kimco Realty Corporation REIT	8,694	353,324
Lexington Corporate Properties Trust REIT	1,399	29,169
Liberty Property Trust REIT †	3,172	149,592
Mack-Cali Realty Corporation REIT	2,488	119,424
Maguire Properties, Inc. REIT †	1,199	43,764
Mid-America Apartment Communities, Inc. REIT	1,240	67,890
Mills Corporation (The) REIT †	2,070	57,960
Mission West Properties REIT	1,417	16,650
Monmouth Capital Corporation	2,974	17,190
Monmouth Class A REIT	1,328	11,182
National Health Investors, Inc. REIT	2,097	53,264
Nationwide Health Properties, Inc. REIT	2,362	50,783
New Plan Excel Realty Trust REIT †	4,341	112,606
Newcastle Investment Corporation REIT	754	18,036
Novastar Financial, Inc. REIT †	771	25,782
Pan Pacific Retail Properties, Inc. REIT	1,419	100,607
Parkway Properties, Inc. REIT	986	43,068
Plum Creek Timber Company, Inc. REIT	7,592	280,373
PMC Commercial Trust REIT	865	11,807
Post Properties, Inc. REIT	2,078	92,471
Prologis REIT	9,458	506,003
Public Storage, Inc. REIT	3,797	308,430
RAIT Investment Trust REIT	991	27,986
Rayonier, Inc. REIT	3,336	152,088
Realty Income Corporation REIT	2,938	71,129
Redwood Trust, Inc. REIT †	1,008	43,667
Regency Centers Corporation REIT	2,545	170,999
Senior Housing Properties Trust REIT	2,216	40,110
Shurgard Storage Centers, Inc. REIT Class A	1,600	106,608
Simon Property Group, Inc. REIT †	9,585	806,482
SL Green Realty Corporation REIT †	1,735	176,103
Sovran Self Storage, Inc. REIT †	1,269	70,049
St. Joe Company (The) †	2,906	182,613
Stewart Enterprises, Inc. Class A	4,115	23,497
Sun Communities, Inc. REIT	1,061	37,506
Taubman Centers, Inc. REIT	2,083	86,799
Thornburg Mortgage, Inc. REIT †	4,059	109,837
Town & Country Trust, REIT †	1,290	52,361
Trammell Crow Company *†	2,116	75,457
Trizec Properties, Inc. REIT	3,914	100,707
United Capital Corporation *	690	17,167
United Dominion Realty Trust, Inc. REIT †	4,883	139,361
Ventas, Inc. REIT	3,213	106,607
Vornado Realty Trust REIT	5,255	504,480
W.P. Carey & Company LLC	1,592	42,634
Washington REIT	1,834	66,611
Weingarten Realty Investors REIT	3,474	141,566
		13,543,631
Restaurants—0.7%
Applebee’s International, Inc. †	3,613	88,699
Aramark Corporation Class B	4,444	131,276
Back Yard Burgers, Inc. *	1,698	8,031
Bob Evans Farms, Inc.	1,465	43,525
Brinker International, Inc. †	3,445	145,551
CEC Entertainment, Inc. *	1,614	54,263
CKE Restaurants, Inc. †	1,945	33,843
California Pizza Kitchen, Inc. *	970	31,477
CBRL Group, Inc.	2,120	93,089
Cheesecake Factory (The) *†	3,444	128,978
Chipotle Mexican Grill, Inc.—Class A *	900	49,851
Darden Restaurants, Inc.	6,843	280,768
IHOP Corporation	1,079	51,727
Jack in the Box, Inc. *	1,437	62,510
Krispy Kreme Doughnuts, Inc. *†	2,573	23,106
Landry’s Restaurants, Inc.	1,253	44,268
Lone Star Steakhouse & Saloon, Inc.	1,124	31,944

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McDonald’s Corporation		51,567	$1,771,842
Morton’s Restaurant Group, Inc.	*	2,200	38,236
O’Charley’s, Inc.	*	1,091	20,140
Outback Steakhouse, Inc.	†	2,790	122,760
Papa John’s International, Inc.	*	1,610	52,824
PF Chang’s China Bistro, Inc.	*†	1,089	53,677
Rare Hospitality International, Inc.	*	1,475	51,374
Red Robin Gourmet Burgers, Inc.	*†	692	32,662
Ruby Tuesday, Inc.	†	2,816	90,337
Ryan’s Restaurant Group, Inc.	*	2,818	40,861
Sonic Corporation	*	2,487	87,368
Steak N Shake Company (The)	*	1,267	26,734
Triarc Companies Class B		2,886	50,447
Wendy’s International, Inc.		5,229	324,512
Yum! Brands, Inc.		11,805	576,792
			4,643,472
Retail—Apparel—0.0%
dELIA*s, Inc.	*	925	8,640
Retailers—3.7%
1-800-FLOWERS.COM, Inc.	*	793	5,630
99 Cents Only Stores	*	3,207	43,487
AC Moore Arts & Crafts, Inc.	*	876	16,118
Advance Auto Parts, Inc.		4,485	186,755
Alloy, Inc.	*	462	6,195
Amazon.Com, Inc.	*	12,783	466,707
Autozone, Inc.	*	2,384	237,661
BJ’s Wholesale Club, Inc.	*	2,859	90,087
Barnes & Noble, Inc.		2,814	130,148
Bed Bath & Beyond, Inc.	*	12,988	498,739
Bell Microproducts, Inc.	*	1,146	7,059
Best Buy Company, Inc.		15,993	894,489
Big 5 Sporting Goods Corporation		1,071	20,970
Big Lots, Inc.	*	4,853	67,748
Blair Corporation		306	12,671
Bluefly, Inc.	*	2,341	2,599
Bombay Company, Inc. (The)	*	1,080	3,564
Borders Group, Inc.		3,342	84,352
CSK Auto Corporation	*	1,990	27,601
CVS Corporation		34,580	1,032,905
Casey’s General Stores, Inc.		1,608	36,775
Cash America International, Inc.		2,411	72,378
Central Garden & Pet Company	*	615	32,681
Circuit City Stores, Inc.	†	8,696	212,878
Coldwater Creek, Inc.	*	1,528	42,478
Cost Plus, Inc.	*	1,014	17,339
Costco Wholesale Corporation	†	18,694	1,012,467
Dick’s Sporting Goods, Inc.	*	1,240	49,191
Dillard’s, Inc. Class A	†	3,454	89,942
Dollar General Corporation		13,983	247,080
Dollar Tree Stores, Inc.	*	4,830	133,646
Drugstore.Com, Inc.	*	3,800	11,742
eBay, Inc.	*	40,410	1,578,415
Family Dollar Stores, Inc.		6,556	174,390
Fastenal Company	†	5,638	266,903
Federated Department Stores		11,233	820,009
Foot Locker, Inc.		5,840	139,459
Fred’s, Inc.	†	1,781	23,616
GameStop Corp.—Class A	*†	1,890	89,095
GSI Commerce, Inc.	*†	1,469	24,973
Guitar Center, Inc.	*	1,020	48,654
Hancock Fabrics, Inc.	†	631	2,297
Haverty Furniture Companies, Inc.		1,111	15,943
Hibbett Sporting Goods, Inc.	*	1,396	46,054
J. Jill Group, Inc. (The)	*	1,015	24,269
JC Penney Company, Inc. (Holding Company)		7,928	478,930
Jo-Ann Stores, Inc.	*†	1,266	17,040
Kenneth Cole Productions, Inc. Class A		956	26,481
Kirkland’s, Inc.	*	833	5,883
Longs Drug Stores Corporation	†	1,757	81,314
MarineMax, Inc.	*†	800	26,816
Marvel Entertainment, Inc.	*†	4,501	90,560
Men’s Wearhouse, Inc.		2,437	87,586
Michaels Stores, Inc.		5,676	213,304
Movie Gallery, Inc.	†	1,145	3,458
MSC Industrial Direct Company Class A		1,782	96,264
Nitches, Inc.	*†	2,850	21,888
Office Depot, Inc.	*	11,792	439,134
OfficeMax, Inc.		3,587	108,220
O’Reilly Automotive, Inc.	*	4,772	174,464
Overstock.com, Inc.	*†	770	22,961
PC Connection, Inc.	*	854	4,919
Petco Animal Supplies, Inc.	*	612	14,425
Petsmart, Inc.		5,983	168,362
Pier 1 Imports, Inc.	†	3,712	43,096
Priceline.com, Inc.	*†	1,548	38,452
RadioShack Corporation		6,811	130,976
Restoration Hardware, Inc.	*	314	1,787
Retail Ventures, Inc.	*†	1,372	20,114
Rite Aid Corporation	*	20,882	83,528
Saks, Inc.	*	5,811	112,152
Samsonite Corporation	*	1,133	1,235
School Specialty, Inc.	*†	854	29,463
SCP Pool Corporation	†	2,434	114,179
Sears Holdings Corporation	*	3,979	526,183
Sharper Image Corporation	*†	648	8,301
Sherwin-Williams Company (The)		4,948	244,629
Sports Authority, Inc. (The)	*	1,016	37,490
Stamps.com, Inc.	*	1,050	37,023
Staples, Inc.		29,867	762,206
Stein Mart, Inc.		1,261	21,967
Stride Rite Corporation		2,388	34,578
Systemax, Inc.	*	1,358	9,805
TJX Companies, Inc.		20,086	498,535
Target Corporation		32,621	1,696,618
Tiffany & Company		6,084	228,393
Trans World Entertainment Corporation	*	1,932	10,761
Tuesday Morning Corporation	†	1,816	41,931
Tweeter Home Entertainment Group, Inc.	*	1,128	8,844
Valuevision Media, Inc. Class A	*	1,741	22,250
Walgreen Company		41,643	1,796,063
Wal-Mart Stores, Inc.		105,587	4,987,930
Williams-Sonoma, Inc.	*†	3,877	164,385
Zale Corporation	*	2,300	64,469
			22,907,511
Telecommunications—0.2%
Citizens Communications Company		11,806	156,666
Lucent Technologies, Inc.	*†	174,603	532,539
NTL, Inc.	*	8,979	261,379
Superior Telecom, Inc.	*‡d	2,013	—
Tellabs, Inc.	*	19,143	304,374
Uphonia, Inc.	*	566	266
			1,255,224

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Telephone Systems—2.8%
Adtran, Inc.		3,197	$83,697
Alaska Communications Systems Group, Inc.		2,850	34,571
Alltel Corporation		14,709	952,408
AT&T, Inc.		160,327	4,335,242
Audiovox Corporation Class A	*	1,218	14,543
BellSouth Corporation		77,388	2,681,494
Brightpoint, Inc.	*†	1,965	61,033
C2 Global Technologies, Inc.	*	677	399
Centennial Communications Corporation		3,036	22,254
CenturyTel, Inc.		5,985	234,133
Cincinnati Bell, Inc.	*	9,266	41,882
Commonwealth Telephone Enterprises, Inc.		876	30,178
Covad Communications Group, Inc.	*	13,040	25,167
D&E Communications, Inc.		1,712	19,243
Deltathree, Inc.	*†	2,552	7,401
Dobson Communications Corporation Class A	*	3,916	31,406
DSL.Net, Inc.	*	1,850	104
Equinix, Inc.	*†	622	39,945
Forgent Networks, Inc.	*	1,350	2,309
General Communication Class A	*	2,516	30,418
Global Payments, Inc.		3,238	171,646
Goamerica, Inc.	*	24	81
Hickory Tech Corporation		651	5,488
IDT Corporation	*	1,978	21,659
j2 Global Communications, Inc.	*†	807	37,929
LCC International, Inc. Class A	*	1,000	3,650
Level 3 Communications, Inc.	*†	26,967	139,689
Lightbridge, Inc.	*	1,288	14,297
Mastec, Inc.	*	2,049	29,034
Nextel Partners, Inc. Class A	*	1,746	49,447
NII Holdings, Inc. Class B	*	4,900	288,953
Novatel Wireless, Inc.	*†	1,358	12,154
NTELOS Holdings Corp.	*	2,700	37,827
Primus Telecommunications GP	*	3,086	2,376
Qwest Communications International, Inc.	*†	62,767	426,816
Redback Networks, Inc.	*†	1,198	25,985
Rural Cellular Corporation Class A	*	1,265	18,608
SAVVIS Inc.	*	6,126	9,128
Sprint Nextel Corp.		119,001	3,074,986
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	5,209
SureWest Communications		184	4,438
Talk America Holdings, Inc.	*†	1,398	11,925
Telecommunication Systems, Inc.	*	1,200	3,072
Telephone & Data Systems, Inc.		2,518	99,310
Telephone & Data Systems, Inc.		1,018	38,430
Time Warner Telecom, Inc. Class A	*†	1,928	34,608
Ubiquitel, Inc.	*	4,078	41,188
US Cellular Corporation	*	680	40,365
Verizon Communications, Inc.		120,229	4,095,000
West Corporation	*	875	39,078
Wireless Facilities, Inc.	*	2,398	9,640
			17,439,843
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	54,735
Brown Shoe Company, Inc.		796	41,774
Coach, Inc.	*	15,372	531,564
Columbia Sportswear Company	*†	652	34,771
CROCS, Inc.	*†	1,800	45,270
Culp, Inc.	*	888	4,307
Genesco, Inc.	*	921	35,818
Guess ?, Inc.	*	1,774	69,381
Gymboree Corporation	*	1,400	36,456
Innovo Group, Inc.	*	3,157	2,330
Jones Apparel Group, Inc.		4,641	164,152
Kellwood Company	†	1,170	36,726
K-Swiss, Inc. Class A		1,476	44,487
Liz Claiborne, Inc.	†	4,930	202,031
Mohawk Industries, Inc.	*	2,460	198,571
Mossimo, Inc.	*	2,806	15,349
Mothers Work, Inc.	*	600	14,412
Nike, Inc. Class B		6,890	586,339
Oxford Industries, Inc.		936	47,858
Phillips-Van Heusen Corporation		1,267	48,412
Polo Ralph Lauren Corporation		2,143	129,887
Polymer Group Escrow	‡d	1,565	—
Quaker Fabric Corporation	*	2,550	3,443
Quiksilver, Inc.	*†	4,288	59,432
Russell Corporation		1,339	18,478
Sport-Haley, Inc.	*	1,042	5,220
Steven Madden Ltd.		1,901	67,486
Tag-It Pacific, Inc.	*	1,334	1,067
Tarrant Apparel Group	*	1,106	1,383
Timberland Company Class A	*	2,970	101,663
VF Corporation		3,785	215,367
Warnaco Group, Inc. (The)	*	1,569	37,656
Wolverine World Wide, Inc.		2,589	57,295
			2,913,120
Therapeutics—0.0%
Altus Pharmaceuticals, Inc.	*	1,600	35,088

Transportation—1.8%
Alexander & Baldwin, Inc.		1,466	69,899
Arctic Cat, Inc.		1,857	44,679
Arkansas Best Corporation		903	35,325
Brunswick Corporation		3,797	147,551
Burlington Northern Santa Fe Corporation		15,305	1,275,366
CSX Corporation		8,882	531,144
Carnival Corporation		17,238	816,564
CH Robinson Worldwide, Inc.		7,150	350,994
CNF, Inc.		2,160	107,870
Expedia, Inc.	*†	12,018	243,605
Expeditors International Washington, Inc.		4,386	378,907
FedEx Corporation		11,378	1,285,031
Fleetwood Enterprises, Inc.	*	1,750	19,548
Florida East Coast Industries		423	22,800
Forward Air Corporation		1,431	53,362
GATX Corporation		2,366	97,692
General Maritime Corporation		1,897	63,246
Genesee & Wyoming, Inc. Class A	*	1,576	48,352
Gulfmark Offshore, Inc.	*	1,000	27,800
Heartland Express, Inc.		3,165	68,965
HUB Group, Inc. Class A	*	1,200	54,696
JB Hunt Transport Services, Inc.	†	6,334	136,434
Kansas City Southern	*†	2,513	62,071

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Kirby Corporation *	1,179	$80,302
Laidlaw International, Inc.	3,900	106,080
Landstar System, Inc.	2,256	99,535
Maritrans, Inc.	499	12,191
Norfolk Southern Corporation	16,102	870,635
Old Dominion Freight Line, Inc. *	1,783	48,052
OMI Corporation †	3,824	68,908
Overseas Shipholding Group	1,587	76,065
P.A.M. Transportation Services, Inc. *	338	8,332
Pacer International, Inc.	1,664	54,380
Pegasus Solutions, Inc. *	1,147	10,793
Polaris Industries, Inc. †	1,858	101,372
Quality Distribution, Inc. *	93	1,212
RailAmerica, Inc. *	1,527	16,278
Royal Caribbean Cruises Ltd. †	4,300	180,686
Sabre Holdings Corporation	5,055	118,944
SCS Transportation, Inc. *	1,662	48,381
Sirva, Inc. *	517	4,410
Swift Transportation Company, Inc. *	3,649	79,293
Thor Industries, Inc.	1,221	65,153
Trinity Industries, Inc.	2,034	110,629
Union Pacific Corporation	10,489	979,148
United Parcel Service, Inc. Class B	25,952	2,060,070
Wabtec Corporation	1,737	56,626
Werner Enterprises, Inc.	2,915	53,549
West Marine, Inc. *†	803	12,053
YRC Worldwide, Inc. *	2,278	86,701
		11,351,679
Transportation Services—0.0%
Velocity Express Corporation *	2	4

Water Companies—0.0%
American States Water Company	500	18,680
Aqua America, Inc.	4,329	120,433
California Water Service Group	965	43,473
Connecticut Water Service, Inc.	500	13,110
Pico Holdings, Inc. *†	1,150	37,824
SJW Corporation	1,010	27,119
		260,639
Webhosting/Design—0.0%
Verso Technologies, Inc. *	1,618	2,638

Wireless Equipment—Communications—0.0%
Terabeam, Inc. *	2,197	8,546

TOTAL COMMON STOCKS
(Cost $410,063,785)		615,168,428

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.530%	06/08/2006	**	$290,000	287,546
4.490%	06/08/2006	**	100,000	99,152
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $386,698)				386,698
			Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Monogram Biosciences, Inc. Rights, Expires TBD
(Cost $1,147)			2,414	1,521

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010		‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010		‡d	264	—
(Cost $—)				—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—8.8%
Institutional Money Market Funds—0.7%
American Beacon Funds		††	$376,805	376,805
BGI Institutional Funds		††	3,674,841	3,674,841
Merrimac Cash Fund— Premium Class		††	182,597	182,597
				4,234,243
Bank & Certificate Deposits/ Offshore Time Deposits—7.9%
Abbey National PLC
4.770%	04/11/2006	††	376,805	376,805
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	942,012	942,012
Bank Of Montreal
4.770%	05/02/2006	††	942,012	942,012
Bank Of Nova Scotia
4.790%	05/10/2006	††	942,012	942,012
Barclays
4.680%	04/28/2006	††	942,012	942,012
Calyon
4.750%	04/12/2006	††	1,130,414	1,130,414
Calyon
4.740%	05/09/2006	††	942,012	942,012
CIESCO
4.771%	04/27/2006	††	933,560	933,560
Clipper Receivables Corporation
4.768%	04/21/2006	††	942,012	942,012
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	942,012	942,012
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	753,609	753,609
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	1,318,816	1,318,816
Den Danske Bank
4.786%	04/07/2006	††	942,012	942,012
Fairway Finance
4.676%	04/10/2006	††	942,012	942,012
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	636,140	636,140
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	942,012	942,012
Fortis Bank
4.790%	04/05/2006	††	753,609	753,609
Fortis Bank
4.760%	04/24/2006	††	565,207	565,207

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fortis Bank
4.750%	04/24/2006	††	$1,130,414	$1,130,414
Govco Incorporated
4.726%	04/25/2006	††	942,012	942,012
Greyhawk Funding
4.729%	04/17/2006	††	942,012	942,012
Harris NA
4.750%	04/24/2006	††	942,012	942,012
Jupiter Securitization Corporation
4.633%	04/07/2006	††	942,012	942,012
Merrill Lynch & Co
4.865%	04/03/2006	††	4,380,854	4,380,854
Morgan Stanley & Co
4.865%	04/03/2006	††	3,768,046	3,768,046
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	753,609	753,609
Prefco
4.771%	04/25/2006	††	933,808	933,808
Rabobank Nederland
5.010%	05/31/2006	††	942,012	942,012
Ranger Funding
4.720%	04/17/2006	††	942,012	942,012
Ranger Funding
4.615%	04/03/2006	††	558,948	558,948
Royal Bank of Canada
4.765%	05/01/2006	††	1,507,219	1,507,219
Royal Bank of Canada
4.750%	04/26/2006	††	942,012	942,012
Royal Bank of Scotland
4.780%	04/06/2006	††	1,130,414	1,130,414
Royal Bank of Scotland
4.750%	04/28/2006	††	1,130,414	1,130,414
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	942,012	942,012
Societe Generale
4.790%	05/10/2006	††	942,012	942,012
Societe Generale
4.780%	05/04/2006	††	942,012	942,012
Societe Generale
4.700%	05/05/2006	††	942,012	942,012
Svenska Handlesbanken
4.850%	04/03/2006	††	777,355	777,355
The Bank of the West
4.720%	04/19/2006	††	942,012	942,012
Toronto Dominion Bank
4.720%	04/18/2006	††	942,012	942,012
UBS AG
4.750%	04/21/2006	††	1,884,023	1,884,023
UBS AG
4.720%	04/19/2006	††	1,130,414	1,130,414
Wells Fargo
4.760%	04/28/2006	††	942,012	942,012
Yorktown Capital LLC
4.759%	04/06/2006	††	942,012	942,002
				49,103,968

Coupon Rate	Maturity Date		Face	Value
Floating Rate Instruments/Master Notes—0.2%
Bank of America
4.770%	05/16/2006	††	$753,609	$753,609
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	942,012	942,012
				1,695,621
TOTAL CASH EQUIVALENTS
(Cost $55,033,832)				55,033,832

REPURCHASE AGREEMENTS—0.9%
IBT Repurchase Agreement dated 03/31/2006 due 04/03/2006, with a maturity value of $5,513,841 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates ranging from 5.625% to 7.875% maturity dates ranging from 02/25/2020 to 09/25/2027 and an aggregate market value of $5,787.531.	5,511,935	5,511,934
TOTAL INVESTMENTS—108.7%
(Cost $470,997,396)		676,102,413
Other assets less liabilities—(8.7%)		(53,989,783)
NET ASSETS—100.0%		$622,112,630

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—98.2%
Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$20,230
Aquantive, Inc.	*†	2,997	70,549
Catalina Marketing Corporation		2,132	49,249
Clear Channel Outdoor Holdings, Inc.—Class A	*	1,750	41,037
Getty Images, Inc.	*	2,442	182,857
Jupitermedia Corporation	*	1,450	26,071
Lamar Advertising Company	*†	4,390	231,002
Valueclick, Inc.	*†	5,119	86,613
Ventiv Health, Inc.	*†	1,350	44,847
			752,455
Aerospace & Defense—0.3%
AAR Corporation	*	1,490	42,435
Alliant Techsystems, Inc.	*†	1,931	149,015
Armor Holdings, Inc.	*†	1,840	107,254
Fairchild Corporation (The) Class A	*	3,266	8,492
Gencorp, Inc.	*†	2,409	49,505
Heico Corporation	†	705	22,341
Heico Corporation Class A		878	23,908
Innovative Solutions & Support, Inc.	*†	1,200	15,600
Kaman Corporation Class A		1,060	26,670
Kreisler Manufacturing Corporation	*†	1,250	11,375
Orbital Sciences Corporation	*†	3,534	55,908
Sequa Corporation Class A	*	511	49,976
Triumph Group, Inc.	*	822	36,382
United Industrial Corporation Ltd.		540	32,902
			631,763
Airlines—0.6%
AMR Corporation	*†	8,623	233,252
Air T, Inc.		563	6,368
Airnet Systems, Inc.	*	2,610	9,109
Airtran Holdings, Inc.	*†	4,678	84,719
Alaska Air Group, Inc.	*	1,344	47,645
Bristow Group, Inc.	*	983	30,375
Continental Airlines, Inc. Class B	*	4,443	119,517
ExpressJet Holdings, Inc.	*	1,626	12,097
Frontier Airlines, Inc.	*†	3,730	28,721
JetBlue Airways Corporation	*†	8,064	86,446
Mesa Air Group, Inc.	*†	2,928	33,496
Midwest Air Group, Inc.	*†	4,075	26,895
PHI, Inc.	*	774	28,421
Pinnacle Airlines Corporation	*†	930	6,194
Skywest, Inc.		3,080	90,152
UAL Corp.	*	4,290	171,300
US Airways Group, Inc.	*†	2,322	92,880
World Air Holdings, Inc.	*	3,282	32,229
			1,139,816
Apparel Retailers—1.4%
Abercrombie & Fitch Company Class A		4,443	259,027
Aeropostale, Inc.	*	2,863	86,348
American Eagle Outfitters, Inc.		7,116	212,484
AnnTaylor Stores Corporation	*	3,374	124,129
Bebe Stores, Inc.		940	17,315
Big Dog Holdings, Inc.	*	1,621	18,917
Buckle, Inc. (The)		695	28,460
Burlington Coat Factory Warehouse Corporation		1,307	59,403
Cache, Inc.	*	1,030	18,890
Carter’s, Inc.	*	808	54,532
Casual Male Retail Group, Inc.	*	2,471	24,068
Cato Corporation Class A		1,762	42,041
Charlotte Russe Holding, Inc.	*	1,100	23,540
Charming Shoppes, Inc.	*	4,919	73,146
Chico’s FAS, Inc.	*	9,268	376,652
Children’s Place	*†	1,134	65,659
Christopher & Banks Corporation		2,379	55,217
Claire’s Stores, Inc.		4,386	159,256
Dress Barn, Inc.	*†	951	45,600
Finish Line Class A		1,604	26,386
HOT Topic, Inc.	*†	2,815	40,817
JOS A. Bank Clothiers, Inc.	*†	1,078	51,690
Pacific Sunwear of California, Inc.	*†	3,586	79,466
Payless Shoesource, Inc.	*†	3,074	70,364
Ross Stores, Inc.		7,870	229,725
Stage Stores, Inc.		1,491	44,357
Talbots, Inc.		1,205	32,378
Too, Inc.	*	2,075	71,276
United Retail Group, Inc.	*	1,000	18,730
Urban Outfitters, Inc.	*†	6,082	149,252
Wet Seal, Inc. (The) Class A	*	4,497	29,905
Wilsons The Leather Experts, Inc.	*	2,979	11,618
			2,600,648
Automotive—1.2%
A.O. Smith Corporation		952	50,266
Adesa, Inc.		4,711	125,972
Aftermarket Technology Corporation	*	1,503	33,983
American Axle & Manufacturing Holdings, Inc.	†	2,114	36,213
America’s Car Mart, Inc.	*	489	10,513
Amerigon, Inc.	*	2,108	16,379
ArvinMeritor, Inc.		3,702	55,197
Asbury Automotive Group, Inc.	*	1,342	26,464
BorgWarner, Inc.		2,546	152,862
Carmax, Inc.	*†	5,398	176,407
Clarcor, Inc.		2,354	83,802
Coachmen Industries, Inc.		705	8,023
Copart, Inc.	*	3,582	98,326
Dura Automotive Systems, Inc.	*	1,399	3,358
Exide Technologies, Inc.	*†	2,130	6,092
Federal Signal Corporation		2,160	39,960
Group 1 Automotive, Inc.		1,068	50,773
Harsco Corporation		2,133	176,228
Jarden Corporation	*†	2,316	76,081
JLG Industries, Inc.		5,224	160,847
Keystone Automotive Industries, Inc.	*	703	29,674
Lear Corporation	†	3,281	58,172
Lithia Motors, Inc. Class A		863	29,946
LKQ Corporation	*	2,300	47,863
Monaco Coach Corporation		1,376	18,438
Oshkosh Truck Corporation		3,650	227,176
PEP Boys-Manny Moe & Jack		3,451	52,145
Proliance International, Inc.	*	2,240	12,230
Rush Enterprises, Inc.—Class A	*	1,100	19,338
Sonic Automotive, Inc.		1,189	33,007
Standard Motor Products, Inc.	†	1,280	11,366
Strattec Security Corporation	*	124	4,624
Superior Industries International, Inc.	†	1,113	21,548
Tenneco Automotive, Inc.	*	2,430	52,707
Titan International, Inc.	†	1,086	18,744
TRW Automotive Holdings Corporation	*†	1,800	41,940

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
United Auto Group, Inc. †	1,278	$54,954
Visteon Corporation *	8,560	39,376
Wabash National Corporation	1,396	27,571
Winnebago Industries, Inc. †	1,714	52,003
		2,240,568
Banking—7.3%
1st Source Corporation	1,073	32,169
ACE Cash Express, Inc. *	490	12,196
Advance America Cash Advance Centers, Inc.	3,290	47,310
Advanta Corporation Class A	1,447	49,328
Alabama National Bancorp	795	54,378
Alliance Bankshares Corporation *	648	12,160
AMB Financial Corporation	1,125	15,930
Amcore Financial, Inc.	1,313	41,517
AmericanWest Bancorp *	720	19,058
AmeriCredit Corporation *	7,568	232,565
Ameris Bancorp	1,414	32,890
Anchor Bancorp Wisconsin, Inc.	1,412	42,798
Arrow Financial Corporation	463	12,686
Associated Banc Corporation	6,346	215,637
Asta Funding, Inc. †	650	21,619
Astoria Financial Corporation	4,831	149,568
Banc Corporation *	895	10,606
BancFirst Corporation	642	27,991
Bancorpsouth, Inc.	3,722	89,365
BancTrust Financial Group, Inc.	1,600	35,440
Bank Mutual Corporation	3,757	44,483
Bank of Hawaii Corporation	2,694	143,617
Bank of the Ozarks, Inc.	520	18,980
BankAtlantic Bancorp, Inc. Class A	2,211	31,816
Bankunited Financial Corporation Class A	1,803	48,753
Banner Corporation	500	17,000
Bay View Capital Corporation *	791	13,803
Blue River Bancshares, Inc. *	2,545	17,611
BOK Financial Corporation	1,496	71,135
Boston Private Financial Holdings, Inc.	1,777	60,045
Brookline Bancorp, Inc.	3,836	59,420
Bryn Mawr Bank Corporation	1,548	34,319
Camden National Corporation	740	28,416
Capital Bank Corporation †	1,283	20,849
Capital City Bank Group, Inc. †	738	26,236
Capital Crossing Bank *	362	11,533
Capitol Bancorp Ltd.	670	31,322
Capitol Federal Financial	1,016	32,817
Cardinal Financial Corporation	2,163	29,265
Cascade Bancorp	1,755	51,860
Cascade Financial Corporation	851	16,169
Cathay General Bancorp	2,284	85,970
Centennial Bank Holdings, Inc. *	4,150	48,555
Central Pacific Financial Corporation	1,889	69,364
CFS Bancorp, Inc.	1,873	28,058
Charter Financial Corporation	350	13,321
Chemical Financial Corporation	1,637	52,891
Chittenden Corporation	2,222	64,371
Citizens Banking Corporation	1,670	44,839
City Bank, Lynnwood, WA	1,098	51,101
City Holding Company	930	34,215
City National Corporation	2,229	171,165
Coastal Financial Corporation	1,775	24,424
CoBiz, Inc.	1,800	37,080
Colonial BancGroup, Inc. (The)	7,913	197,825
Columbia Banking System, Inc.	1,330	44,502
Commerce Bancorp, Inc. †	9,134	334,761
Commerce Bancshares, Inc.	3,400	175,678
Commercial Bankshares, Inc. (Florida)	310	10,937
Commercial Capital Bancorp, Inc. †	2,557	35,951
Community Bancorp *	430	13,317
Community Bank System, Inc.	1,892	42,248
Community Banks, Inc.	1,564	44,511
Community Trust Bancorp, Inc.	1,028	34,849
CompuCredit Corporation *	1,894	69,718
Corus Bankshares, Inc. †	1,051	62,471
Cullen/Frost Bankers, Inc.	2,553	137,224
CVB Financial Corporation	3,713	63,492
Dime Community Bancshares	1,638	23,538
Downey Financial Corporation	1,038	69,857
Eastern Virginia Bankshares, Inc.	701	16,235
East-West Bancorp, Inc.	2,560	98,688
Equitex, Inc. *	529	2,486
Euronet Worldwide, Inc. *	1,586	59,998
Farmers Capital Bank Corporation	1,113	35,193
Fidelity Bankshares, Inc.	1,432	48,158
Fidelity Southern Corporation	1,382	24,600
Financial Federal Corporation	1,515	44,389
Financial Institutions, Inc.	750	14,167
First Bancorp North Carolina	1,473	32,966
First Bancorp Puerto Rico	3,926	48,525
First Charter Corporation	2,103	51,944
First Citizens BancShares, Inc. Class A	345	66,585
First Commonwealth Financial Corporation	3,266	47,880
First Community Bancorp	894	51,548
First Financial Bancorp	3,075	51,168
First Financial Bankshares, Inc.	1,106	42,360
First Financial Holdings, Inc.	450	14,265
First Financial Service Corporation	818	24,532
First Indiana Corporation	1,200	33,480
First Merchants Corporation	1,625	43,095
First Midwest Bancorp, Inc.	2,422	88,573
First Niagara Financial Group, Inc.	5,990	87,813
First Oak Brook Bancshares Class A	771	20,624
First of Long Island Corporation (The)	493	20,952
First Republic Bank	1,471	55,633
FirstBank NW Corporation	400	7,356
FirstFed Financial Corporation *†	723	43,243
FirstMerit Corporation	4,085	100,736
Flagstar Bancorp, Inc.	1,470	22,197
Flushing Financial Corporation	1,450	25,317
FMS Financial Corporation	500	9,387
FNB Corporation	3,347	57,234
Franklin Bank Corporation *	1,930	37,114
Fremont General Corporation †	3,340	72,010
Frontier Financial Corporation	1,503	49,659
Fulton Financial Corporation	8,132	139,870
Glacier Bancorp, Inc.	1,743	54,120
Gold Banc Corporation, Inc.	2,104	38,545
Great Southern Bancorp, Inc.	470	13,574
Greater Bay Bancorp	2,834	78,615
Hallwood Group, Inc.	100	14,475
Hancock Holding Company	1,352	62,895
Hanmi Financial Corporation	2,860	51,652
Harbor Florida Bancshares, Inc.	1,412	53,472
Harleysville National Corporation	2,023	46,003
Harrington West Financial Group, Inc.	1,172	18,998
Heritage Commerce Corporation	1,180	29,500
Heritage Financial Corporation	332	9,628

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home City Financial Corporation	435	$6,529
Horizon Financial Corporation	500	12,780
Horizon Financial Services Corporation	450	6,334
Hudson City Bancorp, Inc.	29,256	388,812
Iberiabank Corporation	687	38,864
Independence Community Bank Corporation	3,887	162,010
Independent Bank Corporation (Massachusetts)	874	28,099
Independent Bank Corporation (Michigan)	1,319	37,526
IndyMac Bancorp, Inc.	3,274	134,005
Integra Bank Corporation	1,659	37,925
International Bancshares Corporation	2,437	70,015
Investors Financial Services Corporation	3,490	163,576
Irwin Financial Corporation	1,296	25,052
Itla Capital Corporation	680	32,790
Kearny Financial Corporation †	1,000	13,730
KNBT Bancorp, Inc.	1,653	27,027
Lakeland Financial Corporation	250	11,687
MAF Bancorp, Inc.	1,636	71,608
Main Street Banks, Inc.	990	25,621
Main Street Trust, Inc.	291	8,803
MainSource Financial Group, Inc.	650	12,285
Matrix Bancorp, Inc. *	974	21,428
MB Financial, Inc.	1,430	50,622
Medallion Financial Corporation	2,518	34,119
Mercantile Bankshares Corporation	6,016	231,315
Merchants Bancshares, Inc.	572	14,043
Midsouth Bancorp, Inc.	401	11,489
Mid-State Bancshares	1,110	32,667
Midwest Banc Holdings, Inc. †	1,420	36,835
MidWestOne Financial Group, Inc.	583	11,543
Mitcham Industries, Inc. *	1,100	18,304
Nara Bancorp, Inc.	1,010	17,725
NASB Financial, Inc.	529	18,124
National Penn Bancshares, Inc.	2,366	50,348
NBT Bancorp, Inc.	2,320	53,940
Nelnet, Inc. Class A *	1,351	56,269
Netbank, Inc.	2,851	20,641
New York Community Bancorp, Inc. †	12,051	211,134
NewAlliance Bancshares, Inc.	5,770	83,261
Northern States Financial Corporation	773	17,261
Northwest Bancorp, Inc.	1,598	39,566
Ocwen Financial Corporation *	3,358	34,319
Old National Bancorp	3,796	82,145
Old Second Bancorp, Inc.	940	30,860
Omega Financial Corp.	1,100	37,246
Oriental Financial Group (Puerto Rico)	2,140	30,923
Pacific Capital Bancorp	2,124	71,876
Pacific Premier Bancorp, Inc. *	977	11,460
Park National Corporation	624	66,456
Parkvale Financial Corporation	1,077	30,048
Partners Trust Financial Group, Inc.	3,310	39,455
Peapack Gladstone Financial Corporation	390	9,988
Peoples Bancorp, Inc.	1,235	37,050
People’s Bank	2,904	95,106
Peoples Financial Corporation	884	16,690
PFF Bancorp, Inc.	1,563	52,689
Popular, Inc. (Puerto Rico)	11,756	244,055
Premier Community Bankshares, Inc.	934	20,492
PrivateBancorp, Inc.	1,270	52,692
Prosperity Bancshares, Inc.	1,360	41,086
Provident Bankshares Corporation	1,869	68,125
Provident Financial Services, Inc.	3,604	65,232
Provident New York Bancorp	3,488	45,239
R&G Financial Corporation Class B (Puerto Rico)	1,556	19,699
Renasant Corporation	810	29,921
Republic Bancorp, Inc.	3,755	45,210
Republic Bancorp, Inc. Class A	977	19,842
Riverview Bancorp, Inc.	1,301	34,815
Royal Bancshares of Pennsylvania Class A	840	20,597
S&T Bancorp, Inc.	1,478	54,065
S.Y. Bancorp, Inc.	1,010	26,684
Sandy Spring Bancorp, Inc.	694	26,365
Santander Bancorp (Puerto Rico)	511	12,979
Security Bank Corporation	440	11,119
Shore Bancshares, Inc.	552	19,425
Signature Bank/New York, NY *	1,150	37,478
Simmons First National Corporation Class A	911	27,111
Sky Financial Group, Inc.	5,249	139,098
Sound Federal Bancorp, Inc.	860	17,707
South Financial Group, Inc. (The)	3,909	102,220
SouthFirst Bancshares, Inc.	400	4,900
Southwest Bancorp, Inc.	1,320	29,357
State Bancorp, Inc.	988	15,107
Sterling Bancorp, NY	1,691	34,835
Sterling Bancshares, Inc.	2,585	46,659
Sterling Financial Corporation (Pennsylvania)	1,558	34,027
Sterling Financial Corporation (Washington)	2,023	58,667
Student Loan Corporation	157	36,581
Suffolk Bancorp	1,100	38,170
Susquehanna Bancshares, Inc.	2,132	54,942
SVB Financial Group *	1,768	93,792
TCF Financial Corporation	6,764	174,173
TD Banknorth, Inc.	6,870	201,634
Texas Capital Bancshares, Inc. *	1,870	44,880
Texas Regional Bancshares, Inc. Class A	2,981	87,913
Tompkins Trustco, Inc.	605	29,131
Trustco Bank Corporation	4,645	56,530
Trustmark Corporation	2,436	77,075
UCBH Holdings, Inc.	5,352	101,260
UMB Financial Corporation	996	69,949
Umpqua Holdings Corporation	2,761	78,688
Union Bankshares Corporation	790	36,111
UnionBanCal Corporation	2,738	192,098
United Bankshares, Inc.	2,205	84,385
United Community Banks, Inc.	2,120	59,678
Valley National Bancorp	5,439	139,347
W Holding Company, Inc. (Puerto Rico)	6,219	48,944
Washington Federal, Inc.	3,952	95,638
Washington Trust Bancorp, Inc.	960	26,947
Webster Financial Corporation	2,793	135,349
Wesbanco, Inc.	1,500	49,215
West Coast Bancorp	1,290	36,055
Westamerica Bancorporation	1,709	88,731
Westfield Financial, Inc.	1,240	30,628
Whitney Holding Corporation	3,297	116,894
Willow Grove Bancorp, Inc.	1,179	20,880
Wilmington Trust Corporation	3,214	139,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wintrust Financial Corporation		1,298	$75,505
World Acceptance Corporation	*	739	20,249
WSFS Financial Corporation		610	38,326
			13,188,206
Beverages, Food & Tobacco—1.6%
American Italian Pasta Company Class A	†	722	4,520
Boston Beer Co., Inc. Class A	*	580	15,086
Bridgford Foods Corporation	*	560	3,464
Bunge Ltd.	†	5,310	295,820
Central European Distribution Corporation	*†	1,065	40,949
Chiquita Brands International, Inc.		1,890	31,695
Coca-Cola Bottling Company Consolidated		437	20,102
Corn Products International, Inc.		3,796	112,248
Del Monte Foods Company		11,215	133,010
Delta & Pine Land Company		2,268	68,403
Farmer Brothers Company		930	20,739
Flowers Foods, Inc.		2,760	81,972
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,097	23,202
Gold Kist, Inc.	*	2,330	29,451
Green Mountain Coffee Roasters, Inc.	*	500	19,860
Griffin Land & Nurseries, Inc.	*	650	20,150
Hain Celestial Group, Inc.	*	2,166	56,728
Hansen Natural Corporation	*†	1,030	129,831
Hormel Foods Corporation		3,526	119,179
JM Smucker Company (The)		3,155	125,253
John B. Sanfilippo & SON	*†	370	5,857
Kraft Foods, Inc. Class A	†	12,448	377,299
Lancaster Colony Corporation		1,070	44,940
Lance, Inc.		1,371	30,847
Loews Corp.—Carolina Group		4,000	189,080
M&F Worldwide Corporation	*	781	11,153
Margo Caribe, Inc. (Puerto Rico)	*	1,322	9,717
Nash Finch Company		570	17,043
Peet’s Coffee & Tea, Inc.	*	1,297	38,910
PepsiAmericas, Inc.		3,032	74,132
Performance Food Group Company	*†	1,907	59,479
Pilgrim’s Pride Corporation	†	2,376	51,488
Poore Brothers, Inc.	*	683	1,912
Ralcorp Holdings, Inc.	*	1,658	63,087
Reliv International, Inc.		1,110	13,753
Sanderson Farms, Inc.		1,504	33,690
Scheid Vineyards, Inc. Class A	*	1,626	10,813
Seaboard Corporation		23	36,662
Smart & Final, Inc.	*	1,115	18,275
Smithfield Foods, Inc.	*	4,853	142,387
Spartan Stores, Inc.		960	12,240
Tootsie Roll Industries, Inc.		1,666	48,749
Topps Company, Inc. (The)		2,256	19,785
TreeHouse Foods, Inc.	*†	1,394	37,011
United Natural Foods, Inc.	*†	2,024	70,779
Universal Corporation		1,079	39,675
Vector Group Ltd.	†	2,169	41,341
			2,851,766
Broadcast Service—0.0%
CKX, Inc.	*	2,170	28,362

Building Materials—1.0%
Amcol International Corporation		1,827	52,618
Andersons, Inc.		1,051	82,220
Carbo Ceramics, Inc.		1,203	68,463
Champion Enterprises, Inc.	*	4,019	60,124
Chemed Corporation		1,472	87,348
Chindex International, Inc.	*†	549	4,974
Comfort Systems USA, Inc.		2,180	29,430
Conceptus, Inc.	*	1,047	13,726
Digi International, Inc.	*	2,517	29,373
Eagle Materials, Inc.	†	3,036	193,575
ElkCorp		939	31,691
EP Medsystems, Inc.	*	5,240	14,410
Florida Rock Industries, Inc.		2,698	151,682
Ikon Office Solutions, Inc.		5,770	82,222
Ingram Micro, Inc. Class A	*	6,771	135,420
Insight Enterprises, Inc.	*	2,944	64,797
Interline Brands, Inc.	*	1,400	35,322
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	18,375
Lafarge North America, Inc.	†	1,327	111,468
Med-Design Corporation	*†	1,164	640
Microtek Medical Holdings, Inc.	*	4,250	14,960
Nyer Medical Group, Inc.	*	2,533	6,839
Owens & Minor, Inc.		2,163	70,882
PSS World Medical, Inc.	*†	3,574	68,942
Performance Technologies, Inc.	*	794	5,955
Precis, Inc.	*	3,538	5,555
Programmers Paradise, Inc.		1,787	23,785
Quanta Services, Inc.	*	4,703	75,342
Rock of Ages Corporation		1,387	6,907
Tech Data Corporation	*	2,708	99,952
US Concrete, Inc.	*	2,050	29,643
USG Corporation	*†	1,675	159,058
			1,835,698
Chemicals—1.6%
A. Schulman, Inc.		1,444	35,739
Aceto Corporation		1,070	7,886
AEP Industries, Inc.	*	373	12,290
Airgas, Inc.		3,575	139,747
Albemarle Corporation		1,856	84,170
Applied Films Corporation	*	564	10,959
Arch Chemicals, Inc.		1,211	36,814
Atlantis Plastics, Inc. Class A		1,278	12,052
Balchem Corp.—Class B		720	16,610
Cabot Corporation		2,894	98,367
Cabot Microelectronics Corporation	*	1,450	53,795
Calgon Carbon Corporation		1,650	10,147
Celanese Corporation Class A		3,960	83,041
CF Industries Holdings, Inc.		3,230	54,878
Chemtura Corporation	†	11,585	136,471
Church & Dwight, Inc.		3,411	125,934
Compass Minerals International, Inc.		2,020	50,480
Cytec Industries, Inc.		2,025	121,520
Empire Financial Holding Company	*	1,550	5,270
FMC Corporation		1,938	120,117
Female Health Company (The)	*†	4,532	6,798
Georgia Gulf Corporation		1,719	44,677
HB Fuller Company		1,285	65,972
Huntsman Corporation	*	4,470	86,271
International Smart Sourcing, Inc.	*	2,460	787
Landec Corporation	*	987	7,876
LSB Industries, Inc.	*	1,412	10,166
Lubrizol Corporation		3,430	146,975

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lyondell Chemical Company	†	11,899	$236,790
MacDermid, Inc.		1,457	46,843
Minerals Technologies, Inc.		1,108	64,718
Mosaic Company (The)	*†	6,930	99,445
Myers Industries, Inc.		1,717	27,455
Nalco Holding Company	*	4,180	73,986
NewMarket Corporation		690	32,837
NL Industries, Inc.	†	412	4,380
NuCo2, Inc.	*	761	24,154
Olin Corporation		3,437	73,792
OM Group, Inc.	*	1,477	33,971
Omnova Solutions, Inc.	*	3,769	23,066
Penford Corporation		786	12,639
Pharmos Corporation	*	1,375	3,362
PolyOne Corporation	*	4,683	43,646
Scotts Company (The) Class A		2,084	95,364
Sensient Technologies Corporation		2,028	36,605
Spartech Corporation		1,451	34,824
Stepan Company		1,197	35,371
SurModics, Inc.	*†	675	23,868
Trex Company, Inc.	*†	732	23,204
Tronox, Inc.—Class A	†	1,200	20,352
Tupperware Corporation		3,120	64,241
UAP Holding Corporation		2,160	46,440
Unifi, Inc.	*	2,629	8,781
USEC, Inc.		4,047	48,766
Valhi, Inc.		1,641	29,046
W.R. Grace & Company	*	2,500	33,250
Wellman, Inc.		1,509	9,597
West Pharmaceutical Services, Inc.		1,706	59,232
Westlake Chemical Corp.		800	27,640
			2,983,474
Coal—0.9%
Alliance Resource Partners, LP		1,280	46,208
Alpha Natural Resources, Inc.	*	3,220	74,511
Arch Coal, Inc.		3,588	272,473
Consol Energy, Inc.		4,641	344,177
Foundation Coal Holdings, Inc.		1,760	72,406
International Coal Group, Inc.	*	7,310	71,199
James River Coal Company	*†	780	26,497
Natural Resource Partners, LP	†	700	36,946
Peabody Energy Corporation		13,338	672,369
Penn Virginia Resource Partners, LP		720	41,306
Westmoreland Coal Company	*	600	15,750
			1,673,842
Commercial Services—6.4%
Aaron Rents, Inc.		1,939	52,683
ABM Industries, Inc.		2,291	43,918
Accelrys, Inc.	*	3,326	24,180
Accenture Ltd. Class A (Bermuda)		29,040	873,233
ACCO Brands Corporation	*†	2,358	52,349
Administaff, Inc.		1,143	62,133
Advisory Board Company (The)	*	950	52,981
Advo, Inc.		1,727	55,264
Affymetrix, Inc.	*†	3,535	116,408
Akamai Technologies, Inc.	*†	7,335	241,248
Ambassadors Group, Inc.		700	17,780
Ambassadors International, Inc.		524	9,516
Amerco, Inc.	*	806	79,770
AMN Healthcare Services, Inc.	*	1,507	28,211
Angelica Corporation		511	10,486
Antigenics, Inc.	*†	1,707	4,677
APAC Customer Services, Inc.	*	1,972	4,358
Applera Corporation Celera Genomics Group	*	4,519	52,827
Ariad Pharmaceuticals, Inc.	*	2,463	16,207
Artemis International Solutions Corporation	*	56	86
Asset Acceptance Capital Corporation	*	728	14,174
Axonyx, Inc.	*	2,772	3,216
BISYS Group, Inc. (The)	*	6,749	90,977
Bandag, Inc.		1,000	41,870
Barrett Business Services, Inc.	*	1,740	46,980
BearingPoint, Inc.	*	8,106	68,820
Bowne & Company, Inc.		1,575	26,255
Bright Horizons Family Solutions, Inc.	*	1,210	46,863
Brink’s Company (The)		2,780	141,113
Career Education Corporation	*†	4,928	185,933
Casella Waste Systems, Inc. Class A	*	2,380	33,820
CDI Corporation		711	20,455
Celgene Corporation	*	17,346	767,040
Central Parking Corporation	†	1,898	30,368
Cenveo, Inc.	*	2,792	46,291
Ciphergen Biosystems, Inc.	*	1,500	2,385
Clean Harbors, Inc.	*	510	15,132
Coinmach Service Corp.— Class A		1,800	16,920
Coinstar, Inc.	*†	1,075	27,853
Consolidated Graphics, Inc.	*	777	40,497
Corinthian Colleges, Inc.	*	4,426	63,734
Cornell Companies, Inc.	*	750	10,830
Corporate Executive Board Company		2,198	221,778
Courier Corporation		816	36,181
CRA International, Inc.	*	486	23,940
CuraGen Corporation	*	5,778	28,948
CV Therapeutics, Inc.	*†	2,624	57,938
Cytyc Corporation	*	5,941	167,417
DataTRAK International, Inc.	*	1,359	9,975
DeVry, Inc.	*†	2,980	67,855
DiamondCluster International, Inc. Class A	*	1,432	15,322
Digitas, Inc.	*	3,972	57,197
Diversa Corporation	*	1,790	16,307
Dollar Thrifty Automotive Group, Inc.	*	1,058	48,033
Dun & Bradstreet Company	*	3,402	260,865
Duratek, Inc.	*	1,215	26,608
EGL, Inc.	*	1,862	83,790
Edgewater Technology, Inc.	*	1,533	10,026
Education Management Corporation	*	3,587	149,219
eFunds Corporation	*	2,250	58,140
Ennis Business Forms, Inc.		2,106	41,067
EntreMed, Inc.	*	1,390	3,628
EPIQ Systems, Inc.	*†	725	13,775
eResearch Technology, Inc.	*†	2,056	29,586
Escala Group, Inc.	*†	952	24,933
Exact Sciences Corporation	*	1,250	3,837
Exelixis, Inc.	*	4,495	53,985
Exponent, Inc.	*	380	12,027
First Advantage Corp.—Class A	*	630	15,233
First Aviation Services, Inc.	*	1,818	7,463
First Consulting Group, Inc.	*	3,067	22,665
Forrester Research, Inc.	*	963	21,494
FTI Consulting, Inc.	*	2,345	66,903
G&K Services, Inc. Class A		1,008	42,880
Gene Logic, Inc.	*	950	4,360
Gen-Probe, Inc.	*	2,640	145,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gevity HR, Inc.		1,764	$43,147
Greenfield Online, Inc.	*	720	4,313
Harris Interactive, Inc.	*	2,730	15,343
Healthcare Services Group, Inc.		1,141	24,372
Heidrick & Struggles International, Inc.	*	866	31,418
Hewitt Associates, Inc. Class A	*	2,628	78,157
Hudson Highland Group, Inc.	*	960	18,182
Icos Corporation	*	2,749	60,615
I-many, Inc.	*	952	1,523
Incyte Corporation	*	4,623	27,830
Inergy, LP		1,770	47,347
Internet Capital Group, Inc.	*	1,769	16,664
Ipass, Inc.	*	2,180	17,462
iPayment, Inc.	*	692	29,652
IPIX Corporation	*†	1,344	1,855
Iron Mountain, Inc.	*	5,930	241,588
Isis Pharmaceuticals, Inc.	*	4,346	39,157
ITT Educational Services, Inc.	*	2,483	159,036
Jackson Hewitt Tax Service, Inc.		1,730	54,633
Jacobs Engineering Group, Inc.	*	2,909	252,327
John H. Harland Company		1,282	50,383
Kelly Services, Inc. Class A		1,173	31,870
Kendle International, Inc.	*	790	26,702
Kforce.com, Inc.	*	1,688	21,522
Korn Ferry International	*	2,475	50,465
Kosan Biosciences, Inc.	*	2,000	11,780
Labor Ready, Inc.	*	2,355	56,402
Landauer, Inc.		599	30,082
Laureate Education, Inc.	*	2,276	121,493
Learning Tree International, Inc.	*	766	9,284
LECG Corporation	*	884	17,035
Lexicon Genetics, Inc.	*	2,344	12,986
LifeCell Corporation	*	1,850	41,717
Lionbridge Technologies, Inc.	*	2,495	19,735
LoJack Corporation	*	740	17,745
Luminex Corporation	*	2,690	39,973
Macquarie Infrastructure Company Trust		1,000	32,500
Magellan Health Services, Inc.	*	1,540	62,324
Management Network Group, Inc.	*	1,600	3,504
Manpower, Inc.		4,504	257,539
Maximus, Inc.		1,052	37,851
Maxygen, Inc.	*	1,231	10,193
Medical Staffing Network Holdings, Inc.	*	1,686	8,784
Midas, Inc.	*	1,278	27,950
Millennium Cell, Inc.	*†	1,700	2,720
Mobile Mini, Inc.	*	1,880	58,130
MoneyGram International, Inc.		4,131	126,904
Monogram Biosciences, Inc.	*	9,010	16,578
Monro Muffler, Inc.		490	18,199
MPS Group, Inc.	*	5,227	79,973
MPW Industrial Services Group, Inc.	*	548	1,222
MSGI Security Solutions, Inc.	*	938	3,245
MTC Technologies, Inc.	*	620	17,354
Myriad Genetics, Inc.	*†	1,901	49,597
NCO Group, Inc.	*	1,315	31,231
National Research Corporation		1,250	30,075
Navigant Consulting, Inc.	*	2,314	49,404
NeoPharm, Inc.	*†	965	8,067
NetRatings, Inc.	*	1,164	15,423
Neurogen Corporation	*	1,873	11,594
Omnicell, Inc.	*	1,584	18,042
On Assignment, Inc.	*	1,243	13,648
Online Resources Corporation	*	2,780	36,140
Opsware, Inc.	*	5,790	49,620
Oscient Pharmaceuticals Corporation	*	3,710	7,420
Overland Storage, Inc.	*	1,282	11,641
PDI, Inc.	*	703	8,204
Pegasystems, Inc.	*	2,142	17,479
Perma-Fix Environmental Services	*	5,502	10,509
Per-Se Technologies, Inc.	*	1,658	44,202
Pfsweb, Inc.	*	5,683	6,990
Pharmaceutical Product Development, Inc.		5,298	183,364
PHH Corporation	*	2,400	64,080
Portfolio Recovery Associates, Inc.	*†	884	41,398
Possis Medical, Inc.	*	1,278	12,984
PRA International	*	1,380	34,210
Pre-Paid Legal Services, Inc.	†	780	27,674
Presstek, Inc.	*†	2,015	23,978
PRG-Schultz International, Inc.	*	1,911	1,165
Princeton Review, Inc.	*	2,409	14,574
Ramtron International Corporation	*	1,920	3,725
RCM Technologies, Inc.	*	1,593	10,291
Regeneration Technologies, Inc.	*	3,227	25,203
Regis Corporation		2,208	76,132
Rent-A-Center, Inc.	*	3,377	86,417
Rent-Way, Inc.	*	2,850	20,548
Republic Services, Inc.		6,349	269,896
Res-Care, Inc.	*	1,222	22,460
Resources Connection, Inc.	*	2,702	67,307
Rewards Network, Inc.	*	1,128	8,979
Rollins, Inc.		1,702	34,448
Savient Pharmaceuticals, Inc.	*	4,700	25,051
Senomyx, Inc.	*	1,340	22,056
Sequenom, Inc.	*	1,844	1,401
Service Corporation International		14,775	115,245
ServiceMaster Company (The)		14,937	195,973
SFBC International, Inc.	*†	1,036	25,258
Sitel Corporation	*	2,384	10,013
Sotheby’s Holdings, Inc. Class A	*	2,753	79,947
Sourcecorp, Inc.	*	748	18,034
Spherion Corporation	*	2,689	27,966
Standard Register Company (The)		1,650	25,575
StarTek, Inc.		495	11,662
Steiner Leisure, Ltd. (Bahama Islands)	*	990	40,095
Stericycle, Inc.	*	2,219	150,049
Strayer Education, Inc.	†	681	69,639
SupportSoft, Inc.	*	1,562	6,920
Symyx Technologies, Inc.	*	1,965	54,509
Synagro Technologies, Inc.		3,224	16,120
Team, Inc.	*	620	20,621
Tejon Ranch Company	*†	763	37,288
TeleTech Holdings, Inc.	*	2,739	30,430
Telik, Inc.	*†	2,469	47,800
Tetra Tech, Inc.	*	3,204	61,164
TRC Companies, Inc.	*	998	13,503
Trimeris, Inc.	*	1,214	16,401
TRM Corporation	*	780	5,249
United Rentals, Inc.	*†	3,294	113,643
Universal Compression Holdings, Inc.	*	1,483	75,144
Universal Technical Institute, Inc.	*	1,609	48,431
URS Corporation	*	2,472	99,498
Valassis Communications, Inc.	*	2,737	80,386
Varsity Group, Inc.	*	2,748	11,816
Vertrue, Inc.	*†	749	31,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Viad Corporation		1,307	$44,804
Volt Information Sciences, Inc.	*	834	25,487
Washington Group International, Inc.		1,380	79,198
Waste Connections, Inc.	*†	2,090	83,203
Waste Industries USA, Inc.		1,297	28,106
Watson Wyatt & Company Holdings		2,160	70,373
Weight Watchers International, Inc.		2,447	125,776
Westaff, Inc.	*	942	3,646
Wind River Systems, Inc.	*	4,106	51,120
World Fuel Services Corporation		1,382	55,888
Wright Express Corporation	*	1,900	53,295
Xanser Corporation	*	1,100	4,873
			11,539,581
Communications—2.4%
Ace*Comm Corporation	*	3,033	8,401
Airnet Communications Corporation	*	132	123
AltiGen Communications, Inc.	*	4,110	7,686
American Tower Corporation Class A	*	20,994	636,538
Anadigics, Inc.	*	3,457	27,310
Andrea Electronics Corporation	*	1,298	110
Anixter International, Inc.		1,724	82,373
Applied Innovation, Inc.	*	500	2,145
Applied Signal Technology, Inc.		858	17,014
Arris Group, Inc.	*	5,807	79,904
Avici Systems, Inc.	*	711	3,164
Avistar Communications Corporation	*	774	1,161
Blonder Tongue Laboratories	*	2,285	4,570
Broadwing Corporation	*	4,278	63,058
CalAmp Corporation	*	1,650	19,371
Carrier Access Corporation	*	1,178	7,092
C-COR.net Corporation	*	4,848	42,372
Centillium Communications, Inc.	*	1,589	6,086
Checkpoint Systems, Inc.	*	2,042	54,889
Comtech Telecommunications	*	1,350	39,379
Crown Castle International Corporation	*	11,243	318,739
CT Communications, Inc.		1,105	15,017
Cubic Corporation		1,262	30,212
Digital Lightwave, Inc.	*	2,931	1,700
Ditech Communications Corporation	*	1,360	14,212
EndWave Corporation	*†	912	13,397
Foundry Networks, Inc.	*	6,611	120,056
Glenayre Technologies, Inc.	*	2,143	11,251
Harmonic, Inc.	*	2,820	17,963
Harris Corporation		6,650	314,478
Hungarian Telephone & Cable Corporation	*†	712	11,406
ID Systems, Inc.	*	1,146	28,650
InterDigital Communications Corporation	*	2,563	62,845
International Electronics, Inc.	*	1,150	2,185
Inter-Tel, Inc.		1,334	28,601
InterVoice, Inc.	*	1,395	12,011
Intraware, Inc.	*	783	6,068
Marvell Technology Group Ltd. (Bermuda)	*	11,425	618,092
McData Corporation Class A	*	8,674	40,074
MDI, Inc.	*	271	396
Metro One Telecommunications	*	1,248	811
Mindspeed Technologies, Inc.	*†	4,010	15,960
NMS Communications Corporation	*	3,530	13,308
On2 Technologies, Inc.	*	4,620	3,696
Openwave Systems, Inc.	*†	4,311	93,031
PanAmSat Holding Corporation		2,300	57,086
Peco II, Inc.	*	657	1,406
Plantronics, Inc.		2,366	83,827
Polycom, Inc.	*	4,658	100,985
Powerwave Technologies, Inc.	*†	5,514	74,384
Premiere Global Services, Inc.	*	3,644	29,334
Radyne Corporation	*	1,100	17,567
SBA Communications Corporation	*	4,170	97,620
SeaChange International, Inc.	*	2,959	22,991
Sirius Satellite Radio, Inc.	*†	63,179	320,949
Socket Communications, Inc.	*	1,300	1,729
Sonus Networks, Inc.	*	12,770	69,980
Spectralink Corporation		1,133	14,219
Standard Microsystems Corporation	*	1,446	37,567
Stratex Networks, Inc.	*	6,040	37,146
Symmetricom, Inc.	*	2,040	17,442
Tekelec	*	3,640	50,341
Terayon Corporation	*	2,831	5,181
Tollgrade Communications, Inc.	*	601	8,943
Tut Systems, Inc.	*	1,414	4,398
Ulticom, Inc.	*	1,583	17,017
Universal Security Instruments, Inc.	*	200	4,360
Utstarcom, Inc.	*†	4,666	29,349
Viasat, Inc.	*	1,190	34,093
Westell Technologies, Inc. Class A	*	3,671	14,941
XM Satellite Radio Holdings, Inc. Class A	*†	11,291	251,451
Zhone Technologies, Inc.	*	3,916	10,495
Zix Corporation	*†	1,016	1,483
Zoom Telephonics, Inc.	*	2,712	4,068
			4,317,257
Computer Software & Processing—5.9%
3D Systems Corporation	*	1,159	24,768
ActivIdentity Corp.	*	1,830	7,668
Activision, Inc.	*	13,551	186,868
Actuate Corporation	*	6,674	28,364
Acxiom Corporation		4,032	104,187
Advent Software, Inc.	*	1,451	41,237
Agile Software Corporation	*	2,087	15,924
Alliance Data Systems Corporation	*†	3,646	170,523
Altiris, Inc.	*	975	21,460
American Access Technologies, Inc.	*	1,400	2,198
American Software, Inc. Class A		1,950	14,176
AMICAS, Inc.	*	5,896	27,829
answerthink, Inc.	*	2,851	18,332
Ansys, Inc.	*	1,688	91,405
Anteon International Corporation	*	1,600	87,296
Applied Digital Solutions, Inc.	*	4,675	13,557
Applix, Inc.	*	4,341	33,122
Arbitron, Inc.		1,628	55,059
Ariba, Inc.	*	2,747	26,866
Art Technology Group, Inc.	*	8,335	26,755
Aspen Technology, Inc.	*†	2,980	37,697
At Road, Inc.	*	1,948	9,876
Atari, Inc.	*	4,024	2,575
Audible, Inc.	*†	1,213	12,749
Autobytel, Inc.	*	4,755	22,919
Avocent Corporation	*	2,307	73,224

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BEA Systems, Inc.	*	21,281	$279,420
Bankrate, Inc.	*†	1,084	47,219
Blue Coat Systems, Inc.	*†	536	11,653
Borland Software Corporation	*	2,936	15,854
Bottomline Technologies, Inc.	*	1,490	20,458
Brady Corporation Class A		2,304	86,308
Bsquare Corp.	*	225	661
CMGI, Inc.	*	15,258	22,582
CNET Networks, Inc.	*	7,001	99,484
CSG Systems International, Inc.	*	3,014	70,106
CACI International, Inc. Class A	*	1,439	94,614
Cadence Design Systems, Inc.	*†	14,776	273,208
Callidus Software, Inc.	*	173	768
Captaris, Inc.	*	1,164	5,389
Carreker Corporation	*	1,681	10,809
Cellular Technical Services Company, Inc.	*	500	1,300
Ceridian Corporation	*	7,517	191,308
Cerner Corporation	*†	3,046	144,533
Checkfree Corporation	*	3,707	187,203
Choicepoint, Inc.	*	4,713	210,907
Chordiant Software, Inc.	*	4,649	16,225
Ciber, Inc.	*	2,445	15,599
Click Commerce, Inc.	*†	670	16,040
Clinical Data, Inc.	†	1,332	27,333
Cogent Communications Group, Inc.	*	3,215	31,346
Cogent, Inc.	*†	1,940	35,580
Cognex Corporation		2,024	59,991
Cognizant Technology Solutions Corporation	*	7,138	424,640
Computer Horizons Corporation	*	1,347	6,735
Concur Technologies, Inc.	*	2,083	38,598
Corillian Corporation	*	1,472	5,726
CoStar Group, Inc.	*†	770	39,955
Covansys Corporation	*	1,478	25,407
Cybersource Corporation	*	1,281	14,296
DST Systems, Inc.	*	3,335	193,230
Deluxe Corporation		2,710	70,921
Dendrite International, Inc.	*	1,587	21,663
Digital Insight Corporation	*	1,463	53,253
Digital River, Inc.	*†	1,977	86,217
DocuCorp International, Inc.	*	1,429	11,804
Earthlink, Inc.	*	5,814	55,524
EasyLink Services Corporation Class A	*	233	154
ebix.com, Inc.	*	1,755	35,539
Echelon Corporation	*†	1,770	16,709
Eclipsys Corporation	*	1,847	43,608
eCollege.com, Inc.	*	635	11,963
Egain Communications Corporation	*	2,914	4,954
Electro Rent Corporation	*	951	16,167
Electronics for Imaging	*	2,859	79,966
Embarcadero Technologies, Inc.	*	1,253	8,771
eMerge Interactive, Inc. Class A	*	3,368	1,364
Entrust Technologies, Inc.	*	2,200	9,900
Epicor Software Corporation	*	1,693	22,737
eSpeed, Inc. Class A	*	1,470	11,716
Evolving Systems, Inc.	*	1,054	2,119
F5 Networks, Inc.	*†	2,022	146,575
Factset Research Systems, Inc.		1,741	77,213
Fair Isaac Corporation		3,259	129,122
FalconStor Software, Inc.	*	1,374	12,984
Fidelity National Information Services, Inc.		4,578	185,638
Filenet Corporation	*	2,329	62,930
Gartner Group, Inc. Class A	*	3,019	42,115
Gerber Scientific, Inc.	*	1,608	16,627
GraphOn Corporation	*	1,300	273
GTECH Holdings Corporation		6,414	218,397
Homestore, Inc.	*	7,363	48,301
Hypercom Corporation	*	1,992	18,526
HyperFeed Technologies, Inc.	*	1,614	2,066
Hyperion Solutions Corporation	*	3,084	100,538
iGate Capital Corporation	*	2,997	17,682
Imergent, Inc.	*†	560	6,182
Infocrossing, Inc.	*†	880	10,604
Informatica Corporation	*	4,842	75,293
Inforte Corporation		1,897	8,309
Infospace, Inc.	*	1,323	36,978
InfoUSA, Inc.		2,708	35,150
Integral Systems, Inc.		631	17,031
Interactive Data Corporation		2,351	55,248
Interactive Intelligence, Inc.	*	950	9,405
Intergraph Corporation	*	1,734	72,238
Internap Network Services Corporation	*	11,691	10,990
Internet Security Systems, Inc.	*	2,039	48,895
Intersections, Inc.	*	1,900	21,489
Intervideo, Inc.	*	991	10,762
Interwoven, Inc.	*	1,909	17,162
Intrado, Inc.	*	989	25,694
Intrusion, Inc.	*	266	378
iVillage, Inc.	*	3,507	29,494
JDA Software Group, Inc.	*	1,257	18,151
Jack Henry & Associates, Inc.		3,591	82,126
Juniper Networks, Inc.	*	27,702	529,662
Kanbay International, Inc.	*	1,170	17,854
Keane, Inc.	*	2,632	41,454
Keynote Systems, Inc.	*	1,400	16,016
Knot, Inc. (The)	*	2,305	41,720
Kronos, Inc.	*†	1,633	61,058
Lawson Software, Inc.	*†	4,210	32,291
LivePerson, Inc.	*	3,334	24,138
Looksmart	*	4,010	21,574
Loudeye Corporation	*	5,040	2,581
LQ Corp., Inc.	*	161	310
Magma Design Automation, Inc.	*	1,429	12,361
Manhattan Associates, Inc.	*	1,346	29,612
Mantech International Corporation Class A	*	1,168	38,801
Manugistics Group, Inc.	*	2,824	6,100
Mapinfo Corporation	*	812	11,384
Matrix One, Inc.	*	2,680	19,189
McAfee, Inc.	*	8,664	210,795
Mediware Information Systems	*	1,089	10,890
Mentor Graphics Corporation	*	4,245	46,907
MetaSolv, Inc.	*	1,380	4,223
MicroStrategy, Inc. Class A	*	733	77,178
Mitek Systems, Inc.	*	3,473	5,730
MIVA, Inc.	*	991	4,043
Mobius Management Systems, Inc.	*	878	5,487
MRO Software, Inc.	*	848	13,534
Napster, Inc.	*	6,796	22,970
National Instruments Corporation		2,955	96,392
Navisite, Inc.	*	3,725	14,602
NAVTEQ Corporation	*	4,510	228,431
Neoware Systems, Inc.	*†	900	26,658
NetFlix, Inc.	*†	2,279	66,068
NetGuru, Inc.		800	424
NETIQ Corporation	*	2,494	27,808
Netscout Systems, Inc.	*	1,250	11,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Netsmart Technologies, Inc.	*	506	$7,013
NIC, Inc.	*	2,450	15,018
NVE Corporation	*†	848	13,585
Onyx Software Corporation	*	469	2,228
Open Solutions, Inc.	*	883	24,115
Packeteer, Inc.	*	1,900	22,040
PDF Solutions, Inc.	*	974	18,428
Perot Systems Corporation Class A	*	4,359	67,826
Phoenix Technologies Ltd.	*	3,188	21,615
Pixar, Inc.	*	2,942	188,700
Plato Learning, Inc.	*	1,826	17,329
Progress Software Corporation	*	1,803	52,449
QAD, Inc.		1,363	10,195
Quality Systems, Inc.		768	25,421
Quest Software, Inc.	*	3,848	64,262
RSA Security, Inc.	*†	3,151	56,529
Radiant Systems, Inc.	*	1,019	13,777
Radisys Corporation	*	961	19,076
RealNetworks, Inc.	*	5,844	48,213
Red Hat, Inc.	*†	8,432	235,927
Renaissance Learning, Inc.		1,354	24,372
Reynolds & Reynolds Company (The) Class A		3,001	85,228
S1 Corporation	*	2,637	13,290
Saba Software, Inc.	*†	1,576	10,165
SafeNet, Inc.	*	1,099	29,102
SAFLINK Corporation	*	4,996	4,197
Salesforce.com, Inc.	*†	4,270	155,129
Sapient Corporation	*	4,601	35,106
Scientific Learning Corporation	*	3,146	14,943
SCO Group, Inc. (The)	*†	998	4,341
Secure Computing Corporation	*	1,554	17,933
Sonic Foundry, Inc.	*	1,200	2,232
SonicWall, Inc.	*	2,442	17,314
Source Interlink Companies, Inc.	*	1,650	18,810
SPSS, Inc.	*	691	21,877
SRA International, Inc. Class A	*	1,666	62,858
Stellent, Inc.		1,714	20,328
Stratasys, Inc.	*	391	11,527
Sybase, Inc.	*	4,546	96,012
Sykes Enterprises, Inc.	*	1,424	20,192
SYNNEX Corporation	*	1,034	19,191
Synopsys, Inc.	*	7,202	160,965
Synplicity, Inc.	*	1,050	6,783
Syntel, Inc.		1,554	29,402
Take-Two Interactive Software, Inc.	*†	3,244	60,533
Talx Corporation		1,671	47,590
Technology Solutions Co.	*	108	993
TenFold Corporation	*	4,098	1,229
THQ, Inc.	*	2,929	75,832
3Com Corporation	*	18,162	92,989
TIBCO Software, Inc.	*	10,477	87,588
Tier Technologies, Inc. Class B	*	942	7,583
Total System Services, Inc.		2,202	43,864
Tradestation Group, Inc.	*†	1,691	23,370
Transaction Systems Architects, Inc. Class A	*	1,859	58,019
Trizetto Group, Inc.	*	2,710	47,669
Tumbleweed Communications Corporation	*	2,952	8,826
Ultimate Software Group, Inc.	*	1,243	32,132
United Online, Inc.		2,509	32,266
Vasco Data Security International, Inc.	*†	1,245	10,184
Verilink Corporation	*†	4,538	3,035
Verint Systems, Inc.	*	652	23,061
Versant Corporation	*	330	2,290
VerticalNet, Inc.	*	1,850	915
Viewpoint Corporation	*	1,141	1,575
Vignette Corporation	*	1,259	18,570
Vitria Technology, Inc.	*	1,150	3,346
WatchGuard Technologies, Inc.	*	4,850	24,735
Wave Systems Corporation Class A	*	3,014	1,811
WebEx Communications, Inc.	*†	1,743	58,687
WebMD Health Corp.—Class A	*†	510	21,236
Webmethods, Inc.	*	2,154	18,137
Websense, Inc.	*	2,638	72,756
Witness Systems, Inc.	*	1,610	40,894
XETA Technologies, Inc.	*	1,947	3,991
			10,627,103
Computers & Information—1.9%
Advanced Digital Information Corporation	*	2,415	21,204
Authentidate Holding Corporation	*	1,023	3,990
Black Box Corporation		866	41,611
Brocade Communications Systems, Inc.	*	15,008	100,253
CDW Corporation		3,233	190,262
Ciprico, Inc.	*	1,658	9,998
Cirrus Logic, Inc.	*	5,397	45,767
Concurrent Computer Corporation	*	1,902	6,143
Cray, Inc.	*†	2,858	5,173
Dataram Corporation		1,175	6,991
Datawatch Corporation	*	3,500	13,475
Diebold, Inc.		3,530	145,083
Dot Hill Systems Corporation	*	3,866	27,449
Emulex Corporation	*	4,279	73,128
Exabyte Corp.	*	156	101
Extreme Networks, Inc.	*	4,492	22,550
Fargo Electronics	*	870	14,712
Focus Enhancements, Inc.	*	5,319	3,564
Global Imaging Systems, Inc.	*†	1,486	56,438
Global Payment Technologies, Inc.	*	1,270	2,667
InFocus Corporation	*	1,636	7,771
Interlink Electronics, Inc.	*	1,925	5,890
Iomega Corporation	*	7,475	24,518
Iteris, Inc.	*	4,264	11,257
Komag, Inc.	*†	1,680	79,968
MTI Technology Corporation	*	3,844	5,343
Maxtor Corporation	*	12,796	122,330
Micros Systems, Inc.	*	2,146	98,866
MTM Technologies, Inc.	*	500	1,915
Netgear, Inc.	*†	2,027	38,533
Network Engines, Inc.	*	1,330	4,123
Nuance Communications, Inc.	*†	6,243	73,730
Palm, Inc.	*†	4,614	106,860
Paxar Corporation	*	1,972	38,592
Planar Systems, Inc.	*	1,786	30,219
ProQuest Company	*	1,673	35,785
Quantum Corporation	*	10,382	38,829
Rackable Systems, Inc.	*	1,470	77,689
Safeguard Scientifics, Inc.	*	4,074	10,063
Sandisk Corporation	*	9,537	548,568
ScanSource, Inc.	*	563	34,011
Scientific Games Corporation Class A	*	3,568	125,344
SCM Microsystems, Inc.	*	1,494	5,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Seagate Technology (Cayman Islands)	†	21,538	$567,096
Sigma Designs, Inc.	*	1,590	23,198
SimpleTech, Inc.	*	3,666	13,784
TransAct Technologies, Inc.	*†	889	8,401
VA Software Corporation	*	6,619	31,705
VeriFone Holdings, Inc.	*†	1,750	53,007
Vialstream Holdings, Inc.	*	1,000	2,570
Web.com, Inc.	*	706	4,187
Western Digital Corporation	*	11,615	225,679
Zebra Technologies Corporation Class A	*	3,669	164,078
			3,409,697
Containers & Packaging—0.1%
Crown Holdings, Inc.	*	9,065	160,813
Silgan Holdings, Inc.		1,454	58,407
			219,220
Cosmetics & Personal Care—0.1%
1-800 Contacts, Inc.	*	502	6,752
Chattem, Inc.	*†	873	32,868
Elizabeth Arden, Inc.	*†	1,677	39,108
Quaker Chemical Corporation		1,303	28,340
Water Pik Tecnologies, Inc.	*	1,270	35,192
			142,260
Distribution/Wholesale—0.0%
Navarre Corporation	*†	5,560	23,852

Diversified—0.1%
Hexcel Corporation	*	4,580	100,623

E-Commerce—0.1%
Blue Nile, Inc.	*†	780	27,448
Nutri/System, Inc.	*†	1,250	59,400
			86,848
E-Commerce Services—0.1%
Emdeon Corp.	*†	14,620	157,896

Educational Software—0.0%
INVESTools, Inc.	*	2,950	24,190

Electric Measuring Instruments—0.0%
Badger Meter, Inc.		440	25,071

Electric Utilities—2.2%
Allete, Inc.		1,430	66,638
Alliant Energy Corporation	†	5,771	181,613
Aquila, Inc.	*	18,185	72,558
Avista Corporation		2,579	53,256
Black Hills Corporation		1,621	55,114
Central Vermont Public Service Corporation		541	11,475
CH Energy Group, Inc.		694	33,312
Cleco Corporation		2,830	63,194
DPL, Inc.		6,357	171,639
Duquesne Light Holdings, Inc.		3,569	58,888
EL Paso Electric Company	*	2,458	46,800
Empire District Electric Company (The)		2,088	46,395
Energy East Corporation		7,469	181,497
Great Plains Energy, Inc.		3,878	109,166
Green Mountain Power Corporation		1,312	37,904
Hawaiian Electric Industries, Inc.		3,786	102,714
Idacorp, Inc.		1,965	63,902
KFX, Inc.	*†	4,470	81,354
MGE Energy, Inc.		860	28,535
Mirant Corp.	*	15,300	382,500
Northeast Utilities		8,291	161,923
NorthWestern Corporation		1,830	56,986
NRG Energy, Inc.	*	4,540	205,299
NSTAR		5,336	152,663
OGE Energy Corporation		4,245	123,105
Otter Tail Corporation		1,096	31,444
Pepco Holdings, Inc.		9,387	213,930
Plug Power, Inc.	*	2,705	13,525
PNM Resources, Inc.		3,109	75,860
Puget Energy, Inc.		5,589	118,375
Reliant Energy, Inc.	*†	15,230	161,133
SCANA Corporation		5,122	200,987
Sierra Pacific Resources	*	9,095	125,602
Sunpower Corp.—Class A	*†	530	20,225
UIL Holdings Corporation		598	31,305
Unisource Energy Corporation		2,031	61,945
Unitil Corporation		1,000	26,110
Westar Energy, Inc.		4,853	100,991
Wisconsin Energy Corporation		5,655	226,143
WPS Resources Corporation		2,062	101,492
			4,057,497
Electrical Equipment—1.0%
Active Power, Inc.	*	3,953	19,725
Acuity Brands, Inc.		2,413	96,520
Advanced Lighting Technologies, Inc.	*‡d	973	—
Aeroflex, Inc.	*	4,701	64,545
Ametek, Inc.		3,213	144,456
Arotech Corporation	*†	4,840	2,372
Artesyn Technologies, Inc.	*	1,534	16,797
AZZ, Inc.	*	1,032	25,387
Baldor Electric Company		1,338	45,318
C&D Technologies, Inc.		1,159	10,709
Capstone Turbine Corporation	*†	7,050	25,662
Cataytica Energy Systems, Inc.	*	853	1,297
Cherokee International Corporation	*	29	148
Distributed Energy Systems Corporation	*†	3,757	26,675
Electro Scientific Industries, Inc.	*	1,422	31,469
Energizer Holdings, Inc.	*	3,402	180,306
Energy Conversion Devices, Inc.	*†	1,852	91,081
Evans & Sutherland Computer Corporation	*	1,883	12,089
Franklin Electric Company, Inc.		902	49,294
FuelCell Energy, Inc.	*†	1,939	22,240
Genlyte Group, Inc.	*	1,382	94,169
GrafTech International Ltd.	*	4,368	26,645
Greatbatch, Inc.	*	942	20,639
JMAR Technologies, Inc.	*	2,904	2,556
Lamson & Sessions Company (The)	*	970	26,995
Lincoln Electric Holdings, Inc.		1,907	102,959
Littelfuse, Inc.	*	909	31,024
LSI Industries, Inc.		1,084	18,471
Medis Technologies Ltd.	*†	705	16,448
Metrologic Instruments, Inc.	*	722	16,700
Moog, Inc. Class A	*	1,977	70,164
Powell Industries, Inc.	*	1,046	22,782

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	$10,060
Regal-Beloit Corporation		1,703	71,986
SBS Technologies, Inc.	*	965	15,633
Servotronics, Inc.	*	705	5,922
Spectrum Brands, Inc.	*	1,891	41,073
Superconductor Technologies	*	208	828
Tech/Ops Sevcon, Inc.		720	4,608
Teleflex, Inc.		1,672	119,765
Thomas & Betts Corporation	*	3,090	158,764
Trans-Lux Corporation		867	5,670
Ultralife Batteries, Inc.	*†	877	11,269
Universal Display Corporation	*†	1,350	19,413
Universal Electronics, Inc.	*	639	11,310
Valence Technology, Inc.	*†	4,773	11,885
Vicor Corporation		1,381	27,247
Woodhead Industries, Inc.		903	14,990
			1,846,065
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*†	4,531	20,027

Electronic Measuring Unit—0.0%
Keithley Instruments, Inc.		600	9,216
LeCroy Corp.	*	600	9,390
			18,606
Electronics—4.2%
8X8, Inc.	*†	3,049	5,336
AVX Corporation	†	2,510	44,427
Actel Corporation	*	1,140	18,172
Adaptec, Inc.	*	7,841	43,361
Advanced Energy Industries, Inc.	*	1,429	20,192
Agere Systems, Inc.	*	9,779	147,076
Agilysys, Inc.		1,336	20,120
Aixtron AG, Sponsored ADR (Germany)	*	625	2,700
Alliance Fiber Optic Products, Inc.	*	4,818	10,648
Alliance Semiconductor Corporation	*	1,336	3,701
American Superconductor Corporation	*†	2,707	30,724
AMIS Holdings, Inc.	*	1,550	14,043
Amkor Technology, Inc.	*†	7,212	62,312
Amphenol Corporation Class A		4,578	238,880
Anaren, Inc.	*	813	15,829
Arrow Electronics, Inc.	*	6,275	202,494
Atheros Communications, Inc.	*	1,321	34,597
Atmel Corporation	*	22,384	105,652
ATMI, Inc.	*	2,219	67,014
Avanex Corporation	*†	5,031	16,401
Avnet, Inc.	*	7,439	188,802
AXT, Inc.	*	946	3,661
Barnes Group, Inc.		840	34,020
Bel Fuse, Inc. Class A		546	15,392
Belden CDT, Inc.		1,896	51,628
Benchmark Electronics, Inc.	*	2,131	81,724
California Micro Devices Corporation	*	2,476	19,585
Caliper Life Sciences, Inc.	*	3,187	20,397
Carlisle Companies, Inc.		1,457	119,183
Catalyst Semiconductor, Inc.	*	2,416	11,838
Catapult Communications Corporation	*	750	9,975
Ceradyne, Inc.	*†	1,374	68,563
Ceva, Inc.	*	692	4,588
Conexant Systems, Inc.	*	25,531	88,082
Cree, Inc.	*†	4,087	134,094
CTS Corporation		1,580	21,140
Cymer, Inc.	*	1,929	87,654
Cypress Semiconductor Corporation	*†	7,187	121,820
DRS Technologies, Inc.		1,889	103,649
Dolby Laboratories, Inc. Class A	*	1,500	31,350
DSP Group, Inc.	*	1,194	34,638
EDO Corporation		1,198	36,958
Emcor Group, Inc.	*	1,704	84,621
Emcore Corporation	*†	1,219	12,458
EMS Technologies, Inc.	*	960	17,309
ESCO Technologies, Inc.	*	1,224	61,996
ESS Technology	*	1,759	5,840
Esterline Technologies Corporation	*	1,049	44,845
Evergreen Solar, Inc.	*†	2,410	37,114
Exar Corporation	*	1,759	25,119
Fairchild Semiconductor International, Inc.	*†	5,764	109,919
Finisar Corporation	*	6,856	33,937
Flir Systems, Inc.	*†	3,904	110,913
FSI International, Inc.	*	1,480	7,800
Garmin Ltd. (Cayman Islands)	†	2,900	230,347
Genesis Microchip, Inc.	*†	1,530	26,071
HEI, Inc.	*	1,050	2,656
Herley Industries, Inc.	*†	670	13,990
HI/FN, Inc.	*	1,882	14,680
Hutchinson Technology, Inc.	*	1,150	34,695
Imation Corporation		1,665	71,445
Innovex, Inc.	*	1,922	9,975
Integrated Device Technology, Inc.	*	10,714	159,210
Integrated Silicon Solutions, Inc.	*	2,930	19,455
International Rectifier Corporation	*	3,821	158,304
Intersil Corporation Class A		7,657	221,440
ISCO International, Inc.	*	2,000	760
IXYS Corporation	*	1,330	12,263
Kemet Corporation	*	5,278	49,983
KVH Industries, Inc.	*†	1,286	14,236
LaBarge, Inc.	*	950	14,202
Lattice Semiconductor Corporation	*	7,425	49,450
Lightpath Technologies, Inc. Class A	*†	1,527	9,864
MIPS Technologies, Inc. Class A	*	2,229	16,628
MRV Communications, Inc.	*	4,568	18,729
Magnetek, Inc.	*	1,406	5,582
Mattson Technology, Inc.	*	1,761	21,132
Maxwell Technologies, Inc.	*†	1,371	26,748
Measurement Specialties, Inc.	*	580	15,167
MEMC Electronics Materials, Inc.	*	7,952	293,588
Mercury Computer Systems, Inc.	*	963	15,601
Merix Corporation	*	2,175	26,752
Methode Electronics, Inc.		1,384	15,072
Micrel, Inc.	*	3,731	55,293
Micro Linear Corporation	*	1,440	2,750
Microchip Technology, Inc.		10,400	377,520
Microsemi Corporation	*	3,244	94,433
Mobility Electronics, Inc.	*	2,804	23,357
Monolithic System Technology, Inc.	*	1,252	11,093
Moscow CableCom Corporation	*†	1,900	14,497

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nu Horizons Electronics Corporaton	*	1,208	$10,280
Numerex Corporation Class A	*	1,800	14,598
Omnivision Technologies, Inc.	*†	2,994	90,419
ON Semiconductor Corporation	*†	4,997	36,278
Oplink Communications, Inc.	*	758	13,144
Optelecom, Inc.	*	819	20,147
Opti, Inc.	*	1,042	1,876
OSI Systems, Inc.	*†	867	18,320
Park Electrochemical Corporation		1,087	32,066
Pericom Semiconductor Corporation	*	2,254	22,224
Photronics, Inc.	*	1,989	37,314
Pixelworks, Inc.	*	5,547	27,569
Plexus Corporation	*	2,384	89,567
PLX Technology, Inc.	*	1,050	13,177
Power Integrations, Inc.	*†	1,263	31,297
Power-One, Inc.	*	3,500	25,200
Quicklogic Corporation	*	1,050	6,027
RF Micro Devices, Inc.	*	9,217	79,727
Rambus, Inc.	*†	5,001	196,739
Raven Industries, Inc.		800	31,288
Research Frontiers, Inc.	*†	752	2,903
Rofin-Sinar Technologies, Inc.	*	880	47,634
Rogers Corporation	*	803	43,747
Rudolph Technologies, Inc.	*	2,190	37,339
Semtech Corporation	*†	3,600	64,404
Sigmatel, Inc.	*	1,378	12,044
Sigmatron International, Inc.	*	283	2,575
Silicon Image, Inc.	*	4,319	44,529
Silicon Laboratories, Inc.	*†	2,475	136,001
Silicon Storage Technology, Inc.	*	3,794	16,618
Sirf Technology Holdings, Inc.	*	2,150	76,131
Skyworks Solutions, Inc.	*	7,133	48,433
Somera Communications, Inc.	*	2,750	1,169
Spansion LLC—Class A	*	2,050	30,340
Spectrum Control, Inc.	*	1,195	9,775
Spire Corporation	*†	210	1,764
Staktek Holdings, Inc.	*	43	267
Stratos International, Inc.	*	974	7,880
Sycamore Networks, Inc.	*	9,917	46,610
Synaptics, Inc.	*	1,058	23,265
Technitrol, Inc.		1,866	44,747
Tegal Corporation	*	3,755	1,953
Teledyne Technologies, Inc.	*	1,729	61,552
Tessera Technologies, Inc.	*†	2,581	82,798
Transmeta Corporation	*	8,599	17,456
Transwitch Corporation	*	2,483	6,456
Trident Microsystems, Inc.	*†	3,040	88,342
Trimble Navigation Ltd.	*	2,822	127,131
Triquint Semiconductor, Inc.	*	8,519	41,913
TTM Technologies, Inc.	*	1,640	23,764
Tvia, Inc.	*	4,026	11,353
Tyler Technologies, Inc.	*	1,886	20,746
Varian Semiconductor Equipment Associates, Inc.	*†	2,832	79,523
Virage Logic Corporation	*	902	9,733
Vishay Intertechnology, Inc.	*	8,954	127,505
Vitesse Semiconductor Corporation	*	13,553	48,520
Volterra Semiconductor Corp.	*†	760	14,508
Wesco International, Inc.	*	2,320	157,783
Zoran Corporation	*	2,411	52,753
			7,560,480
Entertainment & Leisure—1.0%
Avid Technology, Inc.	*†	2,088	90,744
Bally Technologies, Inc.	*	1,972	33,504
Bally Total Fitness Holding Corporation	*†	1,307	12,247
Blockbuster, Inc. Class A	†	8,250	32,752
Callaway Golf Company	†	3,931	67,613
Cedar Fair, LP		2,480	72,540
Churchill Downs, Inc.		639	24,486
Concord Camera Corporation	*	2,863	3,178
Discovery Holding Company Class A	*	14,930	223,950
Dover Downs Gaming & Entertainment, Inc.		2,090	45,499
Dover Motorsports, Inc.		1,645	9,031
DreamWorks Animation SKG, Inc. Class A	*†	2,110	55,809
Gaylord Entertainment Company	*†	2,203	99,972
Hollywood Media Corporation	*	1,495	7,251
Image Entertainment, Inc.	*	300	1,110
International Speedway Corporation Class A		1,600	81,440
Jakks Pacific, Inc.	*†	1,625	43,452
K2, Inc.	*	2,544	31,927
Leapfrog Enterprises, Inc.	*†	1,262	13,402
Lexar Media, Inc.	*	3,143	26,967
Life Time Fitness, Inc.	*	910	42,633
Live Nation	*	2,860	56,742
Macrovision Corporation	*	2,884	63,881
MTR Gaming Group, Inc.	*	1,340	13,802
Multimedia Games, Inc.	*†	2,902	43,182
Nashua Corporation	*	1,542	13,107
National Lampoon, Inc.	*	3,300	8,547
Nautilus Group, Inc.	†	1,360	20,332
New Frontier Media, Inc.	*	2,079	15,780
Penn National Gaming, Inc.	*	3,286	138,603
Pinnacle Entertainment, Inc.	*	2,260	63,664
RC2 Corporation	*	1,030	41,004
Regal Entertainment Group Class A	†	2,163	40,686
Six Flags, Inc.	*†	3,814	38,827
Sonic Solutions, Inc.	*†	1,810	32,779
Speedway Motorsports, Inc.		650	24,836
Steinway Musical Instruments, Inc.	*	683	22,006
Warner Music Group Corporation	†	2,380	51,622
Westwood One, Inc.		3,878	42,813
WMS Industries, Inc.	*	1,270	38,227
World Wrestling Entertainment, Inc.		1,031	17,424
Youbet.com, Inc.	*†	2,200	12,012
			1,819,383
Financial Services—6.9%
Aames Investment Corporation REIT		2,930	16,642
Accredited Home Lenders Holding Company	*†	1,079	55,223
Aether Holdings, Inc.	*	4,629	17,822
Affiliated Managers Group	*†	1,776	189,339
AG Edwards, Inc.		3,682	183,585
AllianceBernstein Holding, LP		1,250	82,812
American Campus Communities, Inc. REIT		1,200	31,092
American Home Mortgage Investment Corporation REIT	†	2,047	63,887
Ampal American Israel Corporation Class A	*	1,392	6,334

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Anworth Mortgage Asset Corporation REIT	3,855	$30,300
	Arbor Realty Trust, Inc. REIT	830	22,402
	Ashford Hospitality Trust, Inc. REIT	2,810	34,844
	Associated Estates Realty Corporation REIT	2,550	28,687
Berkshire Hathaway, Inc. Class A	*	53	4,788,550
	BlackRock, Inc.	706	98,840
Boykin Lodging Company REIT	*	1,200	13,548
	Calamos Asset Management, Inc. Class A	1,520	56,848
	Capital Lease Funding, Inc. REIT	2,320	25,729
	Capital Trust Class A	923	28,724
CapitalSource, Inc.	†	5,971	148,558
Catskill Litigation Trust	*‡d	583	—
Cbot Holdings, Inc.—Class A	*†	180	21,492
	CentraCore Properties Trust REIT	1,307	32,740
	CharterMac	2,735	55,520
	Cherokee, Inc.	995	40,069
	Chicago Mercantile Exchange	1,455	651,112
	Columbia Equity Trust, Inc. REIT	1,100	19,338
	Corporate Office Properties Trust SBI MD REIT	1,870	85,534
	Deerfield Triarc Capital Corp. REIT	1,990	26,845
Diamond Hill Investment Group, Inc.	*	1,311	54,013
	DiamondRock Hospitality Co. REIT	2,470	34,111
	Digital Realty Trust, Inc. REIT	1,330	37,466
Doral Financial Corporation (Puerto Rico)	†	4,428	51,143
	Eagle Hospitality Properties Trust, Inc. REIT	1,200	12,096
	Eaton Vance Corporation	7,064	193,412
	Ecc Capital Corporation REIT	2,700	4,104
	Education Realty Trust, Inc. REIT	1,700	26,010
ePresense, Inc.	‡d	1,173	—
	Equity Lifestyle Properties, Inc. REIT	1,140	56,715
	Fieldstone Investment Corporation REIT	3,450	40,710
First Cash Financial Services, Inc.	*	1,260	25,187
First Marblehead Corporation (The)	†	1,910	82,607
	First Potomac Realty Trust REIT	1,240	35,030
	Franklin Street Properties Corporation REIT	2,730	57,740
Friedman Billings Ramsey Group, Inc. Class A	†	8,470	79,449
	GAMCO Investors, Inc. Class A	559	22,332
	Global Signal, Inc. REIT	1,230	60,516
	GMH Communities Trust REIT	2,460	28,634
	Government Properties Trust, Inc. REIT	3,100	29,574
	Hersha Hospitality Trust REIT	990	9,692
	Highland Hospitality Corporation REIT	3,270	41,562
HomeBanc Corporation REIT	†	3,270	28,743
	Inland Real Estate Corporation REIT	3,790	61,815
Integrated Telecom Express, Inc.	‡d	1,103	—
IntercontinentalExchange, Inc.	*	770	53,169
	International Securities Exchange, Inc.	1,850	77,053
Investment Technology Group, Inc.	*	2,079	103,534
	Jefferies Group, Inc.	2,679	156,722
	JER Investors Trust, Inc. REIT	2,190	36,398
Kent Financial Services, Inc.	*	2,200	5,588
Kilroy Realty Corporation REIT	†	1,637	126,475
	Kite Realty Group Trust REIT	1,880	29,986
	KKR Financial Corporation REIT	3,860	86,580
Knight Capital Group, Inc. Class A	*	5,980	83,301
LaBranche & Company, Inc.	*†	2,588	40,916
Ladenburg Thalmann Financial Services, Inc.	*	495	713
	LaSalle Hotel Properties REIT	1,650	67,650
	Legg Mason, Inc.	6,295	788,952
	LTC Properties, Inc. REIT	1,460	33,960
	Luminent Mortgage Capital, Inc. REIT	3,940	31,953
	Macerich Company (The) REIT	3,320	245,514
MarketAxess Holdings, Inc.	*†	1,100	13,233
Meristar Hospitality Corporation REIT	*	5,149	53,447
	MFA Mortgage Investments, Inc. REIT	4,880	30,988
	MortgageIT Holdings, Inc. REIT	2,640	28,591
Nasdaq Stock Market Inc.	*	3,970	158,959
New Century Financial Corporation REIT	†	2,782	128,028
	NorthStar Realty Finance Corporation REIT	2,620	28,689
Nuveen Investments, Inc. Class A	†	3,634	174,977
NYSE Group, Inc.	*	1,390	110,158
	Omega Healthcare Investors, Inc. REIT	3,330	46,687
	Opteum, Inc.—Class A REIT	1,800	15,408
	optionsXpress Holdings, Inc.	1,300	37,804
	Pennsylvania REIT	1,941	85,404
Piper Jaffray Companies	*	1,140	62,700
	Potlatch Corp. REIT	1,619	69,350
	PS Business Parks, Inc. REIT	823	46,022
	Ramco-Gershenson Properties REIT	1,430	43,286
Raymond James Financial, Inc.	†	4,547	134,395
	Reckson Associates Realty Corporation REIT	3,963	181,585
	Republic Property Trust REIT	1,350	15,890
	Resource Capital Corp.	1,200	16,536
	Saul Centers, Inc. REIT	950	41,715
	Saxon REIT, Inc. REIT	2,316	24,179
	SEI Investments Company	3,639	147,489
Siebert Financial Corporation	*	1,470	4,219
	Spirit Finance Corporation REIT	2,980	36,356
Starbiz Corporation	*‡d	5	—
Stifel Financial Corp.	*	640	27,949
	Strategic Hotel Capital, Inc. REIT	2,940	68,443
SumTotal Systems, Inc.	*	1,899	9,590
	Sunstone Hotel Investors, Inc. REIT	2,870	83,144
Sutter Holding Company, Inc.	*	850	298
	SWS Group, Inc.	882	23,064
	Tanger Factory Outlet Centers REIT	1,690	58,153
	TD Ameritrade Holding Corp.	15,084	314,803
	Trustreet Properties, Inc. REIT	2,739	41,605
	Universal Health Realty Income REIT	520	18,996
	Urstadt Biddle Properties, Inc. REIT Class A	1,030	18,540
	U-Store-It Trust REIT	2,170	43,726
	Value Line, Inc.	573	21,201
	Waddell & Reed Financial, Inc. Class A	4,102	94,756
	Westwood Holdings Group, Inc.	1,768	34,918
	Windrose Medical Properties Trust REIT	1,780	26,842
	Winston Hotels, Inc. REIT	2,850	32,405
			12,552,069

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food Retailers—0.2%
Arden Group, Inc. Class A		260	$24,162
Panera Bread Company Class A	*†	1,560	117,281
Pantry, Inc. (The)	*	1,200	74,868
Pathmark Stores, Inc.	*	2,510	26,255
Ruddick Corporation		1,968	47,842
Weis Markets, Inc.		422	18,809
Wild Oats Markets, Inc.	*	1,310	26,632
			335,849
Forest Products & Paper—0.8%
American Woodmark Corporation		800	28,400
Beacon Roofing Supply, Inc.	*	1,760	71,526
Bowater, Inc.	†	2,910	86,078
Buckeye Technologies, Inc.	*	2,191	19,829
Building Material Holding Corporation	†	1,240	44,194
Caraustar Industries, Inc.	*	1,610	16,567
Chesapeake Corporation		815	11,312
Deltic Timber Corporation		724	43,874
Drew Industries, Inc.	*	780	27,729
Glatfelter		1,741	31,913
Graphic Packaging Corporation	*	5,000	10,350
Greif, Inc. Class A		826	56,515
Longview Fibre Company		3,085	79,716
Martin Marietta Materials, Inc.		2,437	260,832
Neenah Paper, Inc.		890	29,148
Packaging Corporation of America		3,760	84,374
Playtex Products, Inc.	*†	2,560	26,803
Pope & Talbot, Inc.		895	6,086
Rock-Tenn Company Class A		1,450	21,736
Schweitzer-Mauduit International, Inc.		724	17,376
Smurfit-Stone Container Corporation	*	12,843	174,280
Sonoco Products Company		4,454	150,857
United Stationers, Inc.	*	1,499	79,597
Universal Forest Products, Inc.		780	49,522
US Home Systems, Inc.	*	1,292	11,137
Wausau Paper Corporation		1,903	26,966
			1,466,717
Health Care Providers—1.6%
Alliance Imaging, Inc.	*	1,820	11,721
Amedisys, Inc.	*†	1,120	38,920
America Service Group, Inc.	*	480	6,254
American Dental Partners, Inc.	*	720	9,720
American Retirement Corporation	*	1,940	49,703
Amsurg Corporation	*	2,223	50,440
Apria Healthcare Group, Inc.	*	2,542	58,415
Bio-Reference Labs, Inc.	*	1,000	18,040
Community Health Systems, Inc.	*	4,283	154,830
Covance, Inc.	*	3,250	190,938
Cross Country Healthcare, Inc.	*	1,340	25,942
CryoLife, Inc.	*	937	4,123
DaVita, Inc.	*	4,971	299,304
Edwards Lifesciences Corporation	*	2,896	125,976
Enzo Biochem, Inc.	*†	1,353	18,265
Enzon Pharmaceuticals, Inc.	*	1,766	14,305
Five Star Quality Care, Inc.	*	1,700	18,513
Genesis HealthCare Corporation	*†	975	42,842
Gentiva Health Services, Inc.	*	1,000	18,210
Healthspring, Inc.	*	930	17,307
Healthways, Inc.	*	1,822	92,813
Hooper Holmes, Inc.		4,139	11,962
Immunomedics, Inc.	*†	2,141	6,316
Interleukin Genetics, Inc.	*†	2,825	20,199
Kindred Healthcare, Inc.	*†	1,340	33,701
LCA-Vision, Inc.	†	823	41,241
LifePoint Hospitals, Inc.	*	2,759	85,805
Lincare Holdings, Inc.	*	5,030	195,969
Matria Healthcare, Inc.	*	1,270	48,209
National Healthcare Corporation		431	17,274
Nektar Therapeutics	*†	4,738	96,560
NovaMed, Inc.	*	1,250	8,875
Odyssey HealthCare, Inc.	*	1,593	27,416
Pediatrix Medical Group, Inc.	*	1,081	110,954
Psychemedics Corporation		902	16,047
Psychiatric Solutions, Inc.	*	2,482	82,229
RehabCare Group, Inc.	*	1,590	29,972
Sagemark Companies Ltd.	*	1,088	1,262
Sierra Health Services, Inc.	*	2,516	102,401
Sunrise Senior Living, Inc.	*†	1,950	75,992
Symbion, Inc.	*	1,435	32,503
Triad Hospitals, Inc.	*	4,338	181,762
U.S. Physical Therapy, Inc.	*	1,300	22,243
United Surgical Partners International, Inc.	*	2,394	84,772
Universal Health Services, Inc. Class B		2,594	131,749
VCA Antech, Inc.	*	4,094	116,597
VistaCare, Inc. Class A	*	1,962	30,411
			2,879,002
Heavy Construction—0.4%
Blount International, Inc.	*	2,743	44,190
Foster Wheeler, Ltd. (Bermuda)	*	3,250	153,758
Granite Construction, Inc.		1,890	92,005
Hovnanian Enterprises, Inc.	*†	1,678	73,715
Levitt Corporation Class A		763	16,817
M/I Homes, Inc.		611	28,717
McDermott International, Inc.	*	3,119	169,830
McGrath Rentcorp		916	27,535
WCI Communities, Inc.	*†	1,922	53,470
William Lyon Homes, Inc.	*	133	12,725
			672,762
Heavy Machinery—3.2%
Ablest, Inc.	*	850	8,075
Actuant Corporation Class A		1,281	78,423
Agco Corporation	*†	4,158	86,237
Ampco-Pittsburgh Corporation		1,503	30,060
Applied Industrial Technologies, Inc.		1,372	61,191
Astec Industries, Inc.	*	822	29,510
ASV, Inc.	*†	1,340	43,175
Asyst Technologies, Inc.	*	3,243	33,760
Aviall, Inc.	*	1,366	52,017
Axcelis Technologies, Inc.	*	4,096	24,003
Briggs & Stratton Corporation		2,482	87,788
Brooks Automation, Inc.	*	3,105	44,215
Bucyrus International, Inc. Class A		1,845	88,911
Cascade Corporation		510	26,954
Cooper Cameron Corporation	*	5,736	252,843
Donaldson Company, Inc.		3,350	113,197
Dresser-Rand Group, Inc.	*	1,340	33,299
Dril-Quip, Inc.	*	989	70,071
Dycom Industries, Inc.	*	2,767	58,799
Electroglas, Inc.	*	3,991	21,711
EnPro Industries, Inc.	*	981	33,648
Entegris, Inc.	*	5,738	61,052
Fedders Corporation		1,828	2,779
Flowserve Corporation	*	2,865	167,144
FMC Technologies, Inc.	*	3,476	178,041
Gardner Denver, Inc.	*	1,358	88,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gorman-Rupp Company		1,210	$29,524
Graco, Inc.		3,574	162,367
Grant Prideco, Inc.	*	6,654	285,057
H&E Equipment Services, Inc.	*	630	18,346
Hurco Companies, Inc.	*	750	20,415
Hydril	*	1,025	79,899
Idex Corporation		2,283	119,104
Insituform Technologies, Inc. Class A	*	1,223	32,532
Intermec, Inc.	*	2,374	72,431
Intevac, Inc.	*	1,300	37,414
Joy Global, Inc.		6,255	373,861
Kadant, Inc.	*	722	16,389
Kaydon Corporation		1,423	57,432
Kennametal, Inc.		1,999	122,219
Knight Transportation, Inc.	†	3,880	76,630
Kulicke and Soffa Industries, Inc.	*	4,089	39,009
Lam Research Corporation	*†	7,026	302,118
Lennox International, Inc.		3,117	93,074
Lindsay Manufacturing Company		809	21,916
Lufkin Industries, Inc.		810	44,906
Manitowoc Company		1,642	149,668
Matrix Service Company	*†	1,379	15,831
Middleby Corporation	*†	270	22,604
Modine Manufacturing Company		1,658	48,911
NACCO Industries, Inc. Class A		310	47,728
NATCO Group, Inc.—Class A	*	690	18,699
NN, Inc.		810	10,457
Nordson Corporation		1,522	75,887
Oil States International, Inc.	*†	2,027	74,695
Oilgear Company (The)	*	1,300	17,173
Paragon Technologies, Inc.	*	900	9,000
Pentair, Inc.	†	4,948	201,631
Robbins & Myers, Inc.		868	18,749
Sauer-Danfoss, Inc.		832	19,094
Semitool, Inc.	*	2,320	26,378
SPX Corporation		3,565	190,442
Standex International Corporation		724	22,922
Stewart & Stevenson Services		1,366	49,832
Tecumseh Products Company Class A		713	17,497
Tennant Company		851	44,524
Terex Corporation	*	2,553	202,300
Timken Company		4,343	140,149
Toro Company		2,170	103,618
TurboChef Technologies, Inc.	*†	994	12,127
Ultratech, Inc.	*	972	23,795
Varian Medical Systems, Inc.	*†	6,564	368,634
Watsco, Inc.		1,193	84,763
Willis Lease Finance Corporation	*	1,234	13,821
WJ Communications, Inc.	*	4,940	12,449
Woodward Governor Company		1,794	59,651
			5,883,117
Home Construction, Furnishings & Appliances—1.4%
American Technology Corporation	*†	3,686	15,404
Applica, Inc.	*	1,507	4,913
Bassett Furniture Industries, Inc.		1,140	22,743
BE Aerospace, Inc.	*	3,694	92,793
Beazer Homes USA, Inc.	†	2,117	139,087
Brookfield Homes Corporation	†	858	44,496
Cavco Industries, Inc.	*	470	22,837
Dominion Homes, Inc.	*†	650	6,409
DTS, Inc.	*	755	14,843
Ethan Allen Interiors, Inc.		1,551	65,173
Fossil, Inc.	*†	2,864	53,213
Furniture Brands International, Inc.	†	2,392	58,628
Gemstar-TV Guide International, Inc.	*	12,602	38,940
Helen of Troy Ltd.	*†	1,333	28,260
Herman Miller, Inc.		3,686	119,463
Hillenbrand Industries, Inc.		2,757	151,607
HNI Corporation		2,213	130,567
Kimball International, Inc. Class B		1,500	22,560
Kinetic Concepts, Inc.	*	2,885	118,775
Layne Christensen Company	*	660	22,123
La-Z-Boy, Inc.	†	2,895	49,215
MDC Holdings, Inc.	†	1,471	94,600
Meritage Corporation	*	1,260	69,250
Movado Group, Inc.		878	20,264
National Presto Industries, Inc.		656	32,256
NVR, Inc.	*†	282	208,384
Palm Harbor Homes, Inc.	*†	1,182	25,330
Parkervision, Inc.	*†	1,053	11,488
Rowe Furniture Corporation	*	971	1,408
Ryland Group, Inc.		2,332	161,841
Salton, Inc.	*†	702	1,931
Select Comfort Corporation	*†	2,093	82,778
Skyline Corporation		321	13,283
Standard-Pacific Corporation		3,368	113,232
Steelcase, Inc. Class A		3,092	55,656
Technical Olympic USA, Inc.		793	16,138
Tempur-Pedic International, Inc.	*	2,027	28,682
Toll Brothers, Inc.	*†	5,982	207,157
Virco Manufacturing Corporation	*	799	4,195
Walter Industries, Inc.	†	2,141	142,633
			2,512,555
Household Products—0.3%
Apogee Enterprises, Inc.		1,250	21,100
Charles & Colvard Ltd.	†	1,843	19,960
CSS Industries, Inc.		420	13,751
Ferro Corporation		2,588	51,760
Gentex Corporation		8,026	140,134
Kronos Worldwide, Inc.		235	7,135
Lazare Kaplan International	*	1,140	8,892
Libbey, Inc.		750	5,310
Owens-IIlinois, Inc.	*	6,865	119,245
RPM, Inc.		5,763	103,388
Valspar Corporation		4,586	127,812
			618,487
Id Systems And Development—0.0%
Viisage Technology, Inc.	*†	580	10,156

Industrial—Diversified—0.3%
Blyth, Inc.		1,380	29,008
Daktronics, Inc.		690	25,185
Identix, Inc.	*	5,891	46,892
Lydall, Inc.	*	800	7,720
Mikohn Gaming Corporation	*†	3,090	29,571
Roper Industries, Inc.		4,310	209,595
Russ Berrie & Company, Inc.		1,157	17,586
Shuffle Master, Inc.	*†	2,025	72,374
Yankee Candle Company, Inc.		2,153	58,928
Zomax, Inc. MN	*	4,620	8,501
			505,360

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Insurance—4.8%
21st Century Insurance Group	1,500	$23,700
Alfa Corporation	2,608	44,701
Alleghany Corporation *	246	71,165
American Financial Group, Inc.	1,807	75,189
American Independence Corporation *	430	5,160
American National Insurance	646	72,404
American Physicians Capital, Inc. *	801	38,448
Amerigroup Corporation *	2,552	53,694
AmerUs Group Company †	1,881	113,311
Arch Capital Group Ltd. (Bermuda) *	1,778	102,662
Argonaut Group, Inc. *	1,948	69,251
Arthur J. Gallagher & Company †	4,820	134,044
Aspen Insurance Holdings, Ltd. (Bermuda)	2,250	55,485
Assurant, Inc. †	5,878	289,492
Assured Guaranty, Ltd. (Bermuda)	2,400	60,000
Axis Capital Holdings, Ltd. (Bermuda)	5,940	177,606
Baldwin & Lyons, Inc. Class B	946	25,116
Bristol West Holdings, Inc.	1,516	29,183
Brown & Brown, Inc.	5,638	187,182
Capital Title Group, Inc.	2,780	21,434
Centene Corporation *	1,972	57,523
Citizens, Inc., TX *	2,504	12,921
Clark, Inc.	1,175	13,877
CNA Financial Corporation *†	2,162	68,838
CNA Surety Corporation *	1,486	24,861
Commerce Group, Inc.	1,713	90,515
Conseco, Inc. *†	7,620	189,128
Covanta Holding Corporation *	5,350	89,185
Crawford & Company Class B	1,891	11,346
Delphi Financial Group, Inc. Class A	1,298	67,016
Direct General Corp. †	1,040	17,690
Donegal Group, Inc. Class B	570	13,538
EMC Insurance Group, Inc.	1,041	29,013
Endurance Specialty Holdings, Ltd. (Bermuda)	2,620	85,281
Erie Indemnity Company Class A	1,474	77,591
Everest Re Group Ltd. (Bermuda)	2,940	274,508
FBL Financial Group, Inc. Class A	1,276	43,958
Fidelity National Financial, Inc.	8,238	292,696
Fidelity National Title Group, Inc.—Class A	1,345	30,626
First American Corporation	4,190	164,080
FPIC Insurance Group, Inc. *	480	18,144
GAINSCO, INC. *	128	1,248
Great American Financial Resources, Inc.	807	15,922
Hanover Insurance Group (The), Inc.	2,807	147,143
Harleysville Group, Inc.	1,352	40,141
HCC Insurance Holdings, Inc.	5,845	203,406
Health Net, Inc. *	5,769	293,181
HealthExtras, Inc. *	1,865	65,835
Hilb Rogal & Hobbs Company	1,605	66,158
Horace Mann Educators Corporation	2,001	37,619
Independence Holding Company	963	22,207
Infinity Property & Casualty Corporation	1,280	53,427
IPC Holdings, Ltd. (Bermuda)	2,370	66,479
Kansas City Life Insurance Company	903	46,270
KMG America Corporation *	1,550	13,268
Landamerica Financial Group, Inc.	845	57,333
Leucadia National Corporation	4,110	245,203
Markel Corporation *†	463	156,346
Max Re Capital, Ltd. (Bermuda)	2,200	52,360
Mercury General Corporation	1,239	68,021
Molina Healthcare, Inc. *	530	17,739
Montpelier Re Holdings, Ltd. (Bermuda) †	4,630	75,469
National Financial Partners Corporation	1,846	104,336
Nationwide Financial Services Class A	2,605	112,067
Navigators Group, Inc. *	939	46,574
Odyssey Re Holdings Corporation †	605	13,129
Ohio Casualty Corporation	2,946	93,388
Old Republic International Corporation	10,926	238,405
PMI Group, Inc. (The) †	4,669	214,400
PartnerRe Ltd. (Bermuda)	2,680	166,401
Penn Treaty American Corp. *	1,630	15,045
Philadelphia Consolidated Holding Corporation *	3,162	107,951
Phoenix Companies, Inc. (The)	5,407	88,134
Platinum Underwriters Holdings Ltd. (Bermuda)	2,862	83,284
PMA Capital Corporation Class A *	1,826	18,589
Presidential Life Corporation	1,145	29,094
ProAssurance Corporation *	1,678	87,256
Protective Life Corporation	3,201	159,218
PXRE Group, Ltd. (Bermuda)	1,100	3,597
Radian Group, Inc.	4,444	267,751
Reinsurance Group of America, Inc. †	1,541	72,874
RenaissanceRe Holdings, Ltd. (Bermuda)	3,460	150,925
RLI Corporation	1,164	66,697
Safety Insurance Group, Inc.	620	28,309
Scottish Annuity & Life Holdings (Bermuda)	2,180	54,086
SCPIE Holdings, Inc. *	690	16,905
Selective Insurance Group †	1,361	72,133
Stancorp Financial Group, Inc.	2,620	141,768
State Auto Financial Corporation	958	32,294
Stewart Information Services Corporation †	879	41,383
Tower Group, Inc.	1,200	27,720
Transatlantic Holdings, Inc.	1,305	76,277
Triad Guaranty, Inc. *†	692	32,455
UICI	1,944	71,909
United American Healthcare Corporation *	4,252	12,841
United Fire & Casualty Company †	852	28,031
Unitrin, Inc.	2,357	109,624
Universal American Financial Corporation *	1,872	28,829
USI Holdings Corporation *	2,330	37,583
WellCare Health Plans, Inc. *	1,980	89,971
Wesco Financial Corporation	63	25,137
White Mountains Insurance Group Ltd.	390	231,855
WR Berkley Corporation	5,500	319,330
Zenith National Insurance Corporation	1,843	88,704
		8,772,596

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lodging—1.0%
Ameristar Casinos, Inc.		1,420	$36,622
Aztar Corporation	*	2,020	84,820
Bluegreen Corporation	*	1,800	23,796
Boyd Gaming Corporation		2,619	130,793
Choice Hotels International, Inc.		1,816	83,136
Empire Resorts, Inc.	*†	583	3,008
International Leisure Hosts Ltd.	*	1,200	7,080
Isle of Capri Casinos, Inc.	*	1,251	41,633
Kerzner International, Ltd. (Bahama Islands)	*†	1,630	126,847
Las Vegas Sands Corporation	*†	6,290	356,391
MGM Mirage, Inc.	*	6,334	272,932
Marcus Corporation		905	18,055
Monarch Casino & Resort, Inc.	*	700	19,873
Morgans Hotel Group Co.	*	900	15,894
Orient-Express Hotels, Ltd. Class A (Bermuda)		1,890	74,145
Station Casinos, Inc.		2,715	215,490
Vail Resorts, Inc.	*	1,491	56,986
Wynn Resorts Ltd.	*†	3,615	277,813
			1,845,314
Media—Broadcasting & Publishing—2.9%
4Kids Entertainment, Inc.	*†	606	10,417
Acme Communications, Inc.	*	1,200	4,968
American Greetings Corporation Class A		3,370	72,859
Banta Corporation		1,075	55,879
Beasley Broadcasting Group, Inc. Class A		1,150	13,950
Belo Corporation Class A		4,881	97,034
Cablevision Systems Corporation Class A	*	10,204	272,447
Charter Communications, Inc. Class A	*	11,237	12,248
Citadel Broadcasting Corporation	†	3,126	34,667
COX Radio, Inc. Class A	*	1,753	23,525
Crown Media Holdings, Inc.	*	4,399	27,890
Cumulus Media, Inc. Class A	*	2,174	24,479
DIRECTV Group, Inc. (The)	*	46,005	754,482
EchoStar Communications Corporation Class A	*	10,687	319,221
Emmis Communications Corporation Class A	*†	2,035	32,560
Entercom Communications Corporation		1,873	52,294
Entravision Communications Corporation Class A	*	2,853	26,133
Granite Broadcasting Corporation	*	5,454	654
Gray Television, Inc.		3,878	32,575
Harte-Hanks, Inc.		2,959	80,929
Hearst-Argyle Television, Inc.		1,654	38,637
Hollinger International, Inc.		2,614	21,905
IAC/InterActiveCorp	*†	12,626	372,088
John Wiley & Sons Class A		2,491	94,284
Journal Communications, Inc. Class A		3,220	39,928
Journal Register Company		3,158	38,464
Lee Enterprises, Inc.		1,974	65,714
Liberty Global, Inc.—Class A	*	14,619	299,251
Liberty Global, Inc.—Class C	*	10,759	212,490
Liberty Media Corporation Class A	*	139,674	1,146,724
LIN TV Corporation Class A	*	1,419	12,771
Lodgenet Entertainment Corporation	*	1,250	19,475
Martha Stewart Living Omnimedia Class A	*†	980	16,523
McClatchy Company Class A	†	1,101	53,784
Media General, Inc. Class A		953	44,429
Mediacom Communications Corporation	*	3,433	19,740
Pac-West Telecomm, Inc.	*	5,563	5,174
Paxson Communications Corporation	*	6,180	5,809
Playboy Enterprises, Inc. Class B	*†	1,251	17,764
Price Communications Corporation	*	2,063	36,494
Primedia, Inc.	*	9,053	18,740
Radio One, Inc. Class A	*	4,327	32,366
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		5,247	77,393
Regent Communications, Inc.	*	3,610	16,642
RH Donnelley Corporation	*	3,035	176,728
Salem Communications Corporation Class A	*	850	12,759
Scholastic Corporation	*	1,425	38,133
Sinclair Broadcast Group, Inc. Class A		2,050	16,708
Spanish Broadcasting System, Inc. Class A	*	4,320	23,890
Speedus Corporation	*	4,207	5,469
Tivo, Inc.	*†	5,766	41,688
Triple Crown Media, Inc.	*	183	1,080
Washington Post Class B		278	215,937
Worldgate Communications	*†	3,160	6,320
Young Broadcasting, Inc. Class A	*	831	2,825
			5,197,337
Medical Equipment & Supplies—1.3%
Abaxis, Inc.	*	2,000	45,360
Abiomed, Inc.	*	886	11,429
ADE Corporation	*	968	29,640
Advanced Medical Optics, Inc.	*	3,505	163,473
Aetrium, Inc.	*	614	3,095
Aksys Ltd.	*†	997	1,276
Arrow International, Inc.		1,266	41,360
Avigen, Inc.	*†	1,010	5,222
Axsys Technologies, Inc.	*	885	15,089
Bioject Medical Technologies, Inc.	*	4,491	7,859
Biolase Technology, Inc.	†	3,105	29,653
BioVeris Corporation	*	1,072	4,202
Britesmile, Inc.	*†	1,080	1,188
Bruker BioSciences Corporation	*	4,038	21,805
Cardiac Science Corp.	*	1,600	14,608
Cardiodynamics International Corporation	*	1,872	3,332
CardioGenesis Corporation	*	1,202	709
Cerus Corporation	*	3,201	27,401
Coherent, Inc.	*	1,348	47,328
Cohu, Inc.		859	18,228
Cooper Companies, Inc.	†	2,268	122,540
Curon Medical, Inc.	*	4,729	1,465
Dade Behring Holdings, Inc.		4,512	161,124
Electro-Sensors, Inc.		2,581	12,231
Excel Technology, Inc.	*	562	16,562
Faro Technologies, Inc.	*†	454	6,470
Formfactor, Inc.	*	1,418	55,756
Frequency Electronics, Inc.		822	11,508

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
HealthTronics Surgical Services, Inc.	*	2,530	$20,923
Hologic, Inc.	*	2,694	149,113
II-VI, Inc.	*	1,404	25,398
Illumina, Inc.	*	1,950	46,313
Integra LifeSciences Holdings Corporation	*†	1,190	48,766
Intermagnetics General Corporation	*	2,275	56,989
Intest Corporation	*	950	3,496
Intuitive Surgical, Inc.	*	1,800	212,400
Ixia	*	2,330	33,226
Lifecore Biomedical, Inc.	*	570	6,669
Meade Instruments Corporation	*	1,640	4,608
Mechanical Technology, Inc.	*†	957	3,589
Medwave, Inc.	*†	2,500	9,000
Mesa Laboratories, Inc.		1,200	16,932
Molecular Devices Corporation	*	909	30,142
MTS Systems Corporation		893	37,354
Nanogen, Inc.	*†	2,280	6,886
OI Corporation	*	1,600	22,704
Orbit International Corporation	*	2,812	27,136
Orthologic Corporation	*	1,517	3,337
OYO Geospace Corporation	*	550	32,445
Palomar Medical Technologies, Inc.	*†	1,117	37,364
Q-Med, Inc.	*	1,635	15,124
Resmed, Inc.	*	3,514	154,546
Somanetics Corporation	*	1,352	29,852
Spectranetics Corporation	*	1,446	17,092
Staar Surgical Company	*	2,688	24,111
Sybron Dental Specialties, Inc.	*	2,073	85,491
Synovis Life Technologies, Inc.	*	957	9,800
Theragenics Corporation	*	1,492	4,715
Thermogenesis	*	4,317	17,484
TriPath Imaging, Inc.	*	1,740	12,145
Valentis, Inc.	*†	1,630	4,267
Ventana Medical Systems, Inc.	*	1,826	76,272
Viasys Healthcare, Inc.	*	1,381	41,540
Vivus, Inc.	*	4,800	15,984
White Electronic Designs Corporation	*	2,284	13,384
X-Rite, Inc.		891	11,832
Young Innovations, Inc.		677	24,724
Zevex International, Inc.	*†	600	8,682
Zygo Corporation	*	967	15,781
			2,297,529
Medical Imaging Services—0.0%
Merge Technologies, Inc.	*†	1,470	23,476
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	10,060
Medical Supplies—1.4%
Align Technology, Inc.	*†	2,449	22,457
American Medical Systems Holdings, Inc.	*	3,000	67,500
American Science & Engineering, Inc.	*†	530	49,502
Analogic Corporation		594	39,323
Angiodynamics, Inc.	*	560	16,834
Aradigm Corp.	*	1,264	4,361
ArthoCare Corporation	*†	1,342	64,174
Aspect Medical Systems, Inc.	*†	680	18,659
Beckman Coulter, Inc.		2,943	160,600
Bio-Rad Laboratories, Inc. Class A	*	1,078	67,213
Biosite, Inc.	*	1,025	53,228
Candela Corporation	*	1,060	22,896
Cantel Medical Corporation	*	600	9,834
Cepheid, Inc.	*	4,050	37,098
Clarient, Inc.	*†	3,308	3,738
CNS, Inc.		600	12,924
Conmed Corporation	*	1,363	26,101
Credence Systems Corporation	*	5,181	38,029
Cyberonics, Inc.	*†	956	24,636
Datascope Corporation		557	22,035
Dentsply International, Inc.		3,325	193,349
Depomed, Inc.	*	2,500	16,325
Diametrics Medical, Inc.	*	1,731	190
Dionex Corporation	*	1,031	63,386
DJ Orthopedics, Inc.	*	1,370	54,471
Endologix, Inc.	*	1,350	6,413
ev3, Inc.	*	2,300	40,733
FEI Company	*	1,368	27,155
Foxhollow Technologies, Inc.	*†	600	18,330
Haemonetics Corporation	*	1,158	58,792
Hanger Orthopedic Group, Inc.	*	1,083	7,527
ICU Medical, Inc.	*†	606	21,931
I-Flow Corporation	*	990	13,187
Input/Output, Inc.	*†	3,597	34,927
Invacare Corporation		1,874	58,206
IRIS International, Inc.	*†	940	14,692
Itron, Inc.	*†	1,266	75,770
Kensey Nash Corporation	*†	867	24,796
Kopin Corporation	*	5,031	25,205
Kyphon, Inc.	*†	2,084	77,525
Laserscope	*	790	18,684
LTX Corporation	*	2,405	12,987
MKS Instruments, Inc.	*	2,455	57,521
Matrixx Initiatives, Inc.	*†	680	15,844
Medical Action Industries, Inc.	*	490	11,755
Mentor Corporation		1,961	88,853
Merit Medical Systems, Inc.	*	1,179	14,160
Mine Safety Appliances Company		1,445	60,690
Newport Corporation	*	1,615	30,459
Novoste Corp.	*	211	620
Oakley, Inc.	†	1,411	24,015
Osteotech, Inc.	*	1,499	6,566
Photon Dynamics, Inc.	*	659	12,356
PolyMedica Corporation	†	1,350	57,186
Respironics, Inc.	*	4,050	157,586
SonoSite, Inc.	*	930	37,795
Steris Corporation		3,357	82,851
Techne Corporation	*	1,737	104,463
Therma-Wave, Inc.	*	758	1,228
Thoratec Corporation	*	2,307	44,456
Urologix, Inc.	*	1,050	3,728
Varian, Inc.	*	1,952	80,383
Veeco Instruments, Inc.	*	1,295	30,238
Vital Signs, Inc.		635	34,881
Wright Medical Group, Inc.	*	1,310	25,873
Zoll Medical Corporation	*	425	11,195
			2,620,425
Medical—Biomedical—0.0%
Dyax Corporation	*	3,200	18,560
Keryx Biopharmaceuticals, Inc.	*	1,560	29,812
Orchid Cellmark, Inc.	*	1,040	5,970
			54,342

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals—2.5%
AK Steel Holding Corporation	*	5,009	$75,135
Aleris International, Inc.	*	1,537	73,884
Alpine Group, Inc.	*	698	2,338
Ameron International Corporation		543	39,764
Aptargroup, Inc.		1,565	86,466
Brush Engineered Materials, Inc.	*	1,122	22,160
Carpenter Technology Corporation		1,142	107,942
Century Aluminum Company	*	1,385	58,793
Chaparral Steel Company	*	1,116	72,451
Circor International, Inc.		711	20,761
Cleveland-Cliffs, Inc.		1,100	95,832
Commercial Metals Company		3,270	174,912
Commercial Vehicle Group, Inc.	*	1,280	24,589
Commscope, Inc.	*†	2,613	74,601
Couer D’alene Mines Corporation	*	14,006	91,879
Crane Company		2,400	98,424
Curtiss-Wright Corporation		976	64,611
Encore Wire Corporation	*	810	27,443
General Cable Corporation	*	2,562	77,705
Gibraltar Industries, Inc.		1,868	55,031
Glamis Gold, Ltd. (Canada)	*	6,570	214,708
Global Power Equipment Group, Inc.	*	1,640	6,314
Griffon Corporation	*	1,288	31,994
Hecla Mining Company	*†	5,855	38,702
Hubbell, Inc. Class B		2,599	133,225
International Aluminum Corporation		686	28,188
Jacuzzi Brands, Inc.	*	3,955	38,878
Ladish Company, Inc.	*	970	28,101
Lone Star Technologies, Inc.	*	1,688	93,532
Massey Energy Company	†	3,853	138,978
Material Sciences Corp.	*	780	9,422
Matthews International Corporation Class A		1,783	68,218
Maverick Tube Corporation	*†	2,136	113,187
MAXXAM, Inc.	*	857	27,853
Meridian Gold, Inc. (Canada)	*	5,310	157,442
Metal Management, Inc.		1,220	38,613
Mueller Industries, Inc.		1,592	56,818
NCI Building Systems, Inc.	*	1,232	73,637
NS Group, Inc.	*	1,303	59,977
Olympic Steel, Inc.		630	19,013
Optical Cable Corporation	*	241	1,251
Precision Castparts Corporation		6,726	399,524
Quanex Corporation		1,374	91,550
Reliance Steel & Aluminum Company		1,484	139,377
Roanoke Electric Steel Corporation		800	25,840
Royal Gold, Inc.	†	1,154	41,763
RTI International Metals, Inc.	*	1,130	61,981
Ryerson Tull, Inc.	†	1,471	39,364
Schnitzer Steel Industries, Inc. Class A		974	41,736
Shaw Group, Inc. (The)	*†	3,742	113,757
Shiloh Industries, Inc.	*	1,441	27,739
Simpson Manufacturing Company, Inc.		2,036	88,159
Southern Copper Corp.	†	1,957	165,327
Steel Dynamics, Inc.		2,371	134,507
Steel Technologies, Inc.		520	12,636
Stillwater Mining Company	*	2,228	36,673
Sturm, Ruger & Company, Inc.		2,146	17,125
Taser International, Inc.	*†	4,142	43,864
Texas Industries, Inc.		1,116	67,507
Titanium Metals Corporation	*†	1,780	86,419
Tredegar Corporation		1,607	25,567
Valmont Industries, Inc.		1,162	48,850
Watts Water Technologies, Inc. Class A		1,226	44,553
Wheeling-Pittsburgh Corporation	*	860	15,790
Worthington Industries, Inc.		3,200	64,192
			4,556,572
Metals & Mining—0.1%
Oregon Steel Mills, Inc.	*	1,980	101,317
Miscellaneous—0.2%
Alliance One International, Inc.		4,200	20,412
Corrections Corporation of America	*	1,970	89,044
Enesco Group, Inc.	*	2,481	5,036
Geo Group, Inc. (The)	*	819	27,305
Handleman Company		1,157	11,107
Lenox Group, Inc.	*	1,340	17,554
Terra Industries, Inc.	*	4,733	33,368
Tractor Supply Company	*†	1,869	123,989
			327,815
Oil & Gas—7.4%
Abraxas Petroleum Corp.	*	2,400	14,088
Adams Resources & Energy, Inc.		1,462	41,228
AGL Resources, Inc.		3,296	118,821
Apco Argentina, Inc. (Cayman Islands)		622	51,160
Arena Resources, Inc.	*	520	18,148
Atlas America, Inc.	*	1,330	63,587
Atmos Energy Corporation		4,032	106,163
ATP Oil & Gas Corporation	*	1,375	60,376
Atwood Oceanics, Inc.	*	831	83,939
Basic Energy Services, Inc.	*	620	18,476
Berry Petroleum Company Class A		1,181	80,839
Bill Barrett Corporation	*†	1,570	51,166
Blue Dolphin Energy Company	*	3,650	12,118
BP Prudhoe Bay Royalty Trust	†	1,205	85,181
Buckeye Partners, LP		2,310	98,660
Cabot Oil & Gas Corporation		2,305	110,479
Callon Petroleum Company	*	1,600	33,632
Cano Petroleum, Inc.	*	2,030	16,240
Carrizo Oil & Gas, Inc.	*	1,000	25,990
Cascade Natural Gas Corporation		1,459	28,742
Cheniere Energy, Inc.	*	2,960	120,087
Chesapeake Utilities Corporation		1,039	32,458
Cimarex Energy Company		4,115	178,015
Clayton Williams Energy, Inc.	*	550	22,506
Comstock Resources, Inc.	*	2,330	69,178
Contango Oil & Gas Co.	*	1,270	16,447
CREDO Petroleum Corp.	*	700	15,155
Cross Timbers Royalty Trust		776	36,146
Dawson Geophysical Company	*	930	25,668
DCP Midstream Partners, LP		630	17,294
Delta Natural Gas Company, Inc.		380	10,104
Delta Petroleum Corporation	*†	2,239	47,064
Denbury Resources, Inc.	*†	5,866	185,776
Diamond Offshore Drilling, Inc.	†	3,114	278,703
Dorchester Minerals, LP	†	1,200	32,700
Edge Petroleum Corp.	*	750	18,735
Encore Acquisition Company	*	2,537	78,647
Energen Corporation		3,294	115,290
Energy Partners Ltd.	*	1,758	41,454
EnergySouth, Inc.		520	16,541
ENSCO International, Inc.		7,630	392,564
Enterprise Products Partners LP	†	13,000	320,970

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Equitable Resources, Inc.		5,564	$203,142
EXCO Resources, Inc.	*	2,400	30,072
Exploration Company of Delaware, Inc. (The)	*	1,411	15,860
Forest Oil Corporation	*†	2,458	91,388
Frontier Oil Corporation		2,878	170,809
FX Energy, Inc.	*	2,797	14,628
Giant Industries, Inc.	*	980	68,149
Global Industries Ltd.	*	4,499	65,191
GlobalSantaFe Corporation		12,275	745,706
Grey Wolf, Inc.	*	10,142	75,456
Hanover Compressor Company	*†	4,547	84,665
Harvest Natural Resources, Inc.	*	1,620	15,746
Headwaters, Inc.	*†	1,986	79,023
Helix Energy Solutions Group, Inc.	*†	3,796	143,868
Helmerich & Payne, Inc.		2,403	167,777
Holly Corporation		1,398	103,620
Holly Energy Partners, LP	†	670	28,609
Houston Exploration Company	*	1,393	73,411
Hugoton Royalty Trust	†	1,495	46,539
KCS Energy, Inc.	*	2,430	63,180
Kinder Morgan Management LLC	*	2,493	109,692
Laclede Group, Inc. (The)		1,025	35,281
Magellan Midstream Partners		3,420	112,415
Mariner Energy, Inc.	*	2,969	60,894
Markwest Energy Partners, LP		680	31,824
Markwest Hydrocarbon, Inc.		1,075	24,618
McMoRan Exploration Company	*†	1,060	18,910
MDU Resources Group, Inc.		5,706	190,866
Meridian Resource Corporation	*	4,340	17,577
Metretek Technologies, Inc.	*†	1,220	18,239
National Fuel Gas Company		3,702	121,129
New Jersey Resources Corporation		1,121	50,725
Newfield Exploration Company	*	6,318	264,724
Newpark Resources, Inc.	*	3,484	28,569
NGAS Resources, Inc. (Canada)	*†	1,150	9,959
Noble Energy, Inc.		8,606	377,976
Northwest Natural Gas Company		1,184	42,020
Oceaneering International, Inc.	*	1,466	84,002
Oneok, Inc.		4,529	146,060
Pacific Energy Partners, LP	†	1,860	56,860
Parallel Petroleum Corporation	*	2,560	47,232
Parker Drilling Company	*	5,736	53,173
Patterson-UTI Energy, Inc.		8,824	282,015
Penn Virginia Corporation		1,000	71,000
Petrohawk Energy Corporation	*	3,967	54,348
Petroleum Development Corporation	*	1,030	46,721
Petroquest Energy, Inc.	*	2,000	20,180
Piedmont Natural Gas Company	†	3,432	82,334
Pioneer Drilling Co.	*	2,930	48,140
Pioneer Natural Resources Company		7,192	318,246
Plains All American Pipeline, LP		2,930	131,791
Plains Exploration & Production Company	*	3,825	147,798
Pogo Producing Company		2,978	149,645
Pride International, Inc.	*	7,977	248,723
Prolong International Corporation	*	34,716	417
Questar Corporation		4,226	296,031
Quicksilver Resources, Inc.	*†	2,850	110,181
Range Resources Corporation		6,550	178,881
Remington Oil & Gas Corporation	*	1,186	51,259
Resource America, Inc. Class A		787	15,677
Rosetta Resources, Inc.	*	2,500	44,900
RPC, Inc.		1,520	34,732
SEACOR Holdings, Inc.	*	924	73,181
SEMCO Energy, Inc.	*	3,180	17,617
Smith International, Inc.		10,580	412,197
South Jersey Industries, Inc.		1,794	48,922
Southern Union Company		5,259	130,581
Southwest Gas Corporation		1,913	53,468
Southwestern Energy Company	*	8,436	271,555
St. Mary Land & Exploration Company		3,254	132,861
Stone Energy Corporation	*	1,249	55,118
Sunoco Logistics Partners, LP	†	970	40,711
Superior Energy Services, Inc.	*	3,640	97,516
Swift Energy Company	*	1,642	61,509
Syntroleum Corporation	*†	2,736	22,627
TC Pipelines, LP		800	27,192
Teppco Partners LP	†	3,740	135,725
Tesoro Petroleum Corporation		3,383	231,194
Tetra Technologies, Inc.	*	1,761	82,837
Tidewater, Inc.		2,641	145,862
Todco Class A		2,903	114,407
Toreador Resources Corp.	*†	550	17,111
Transmeridian Exploration, Inc.	*†	3,800	20,520
Transmontaigne, Inc.	*	2,979	29,224
Trico Marine Services, Inc.	*	600	19,380
Tri-Valley Corp.	*†	2,100	16,737
UGI Corporation		5,040	106,193
Ultra Petroleum Corporation	*	7,994	498,106
Unit Corporation	*	2,353	131,180
United Heritage Corp.	*	1,060	2,862
Vaalco Energy, Inc.	*	3,610	24,187
Valero, LP		2,120	107,378
Vectren Corporation		3,776	99,611
Veritas DGC, Inc.	*†	1,790	81,248
W&T Offshore, Inc.	†	880	35,473
Warren Resources, Inc.	*	2,170	32,333
Wd-40 Company		950	29,308
Western Gas Resources, Inc.		3,258	157,199
Western Refining, Inc.		1,110	23,998
WGL Holdings, Inc.	†	2,286	69,540
W-H Energy Services, Inc.	*	1,378	61,307
Whiting Petroleum Corporation	*	1,733	71,036
			13,502,149
Pharmaceuticals—5.0%
Aastrom Biosciences, Inc.	*	3,290	6,679
Abgenix, Inc.	*	3,630	81,675
Adams Respiratory Therapeutics, Inc.	*	1,390	55,280
Adolor Corporation	*	2,738	65,164
Advanced Magnetics, Inc.	*	680	26,010
Albany Molecular Research, Inc.	*	1,371	13,929
Alexion Pharmaceuticals, Inc.	*†	1,698	60,143
Alfacell Corporation	*	2,756	10,204
Alkermes, Inc.	*†	4,629	102,069
Allscripts Healthcare Solutions, Inc.	*†	2,300	42,113
Alpharma, Inc. Class A		1,823	48,893
American Pharmaceutical Partners, Inc.	*†	2,057	58,604
Amylin Pharmaceuticals, Inc.	*†	5,006	245,044
Andrx Corporation	*	3,666	87,031
Arena Pharmaceuticals, Inc.	*†	2,489	45,076
ArQule, Inc.	*	2,064	11,847
Array BioPharma, Inc.	*	1,730	15,812
Atherogenics, Inc.	*†	1,604	26,177

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
AVANIR Pharmaceuticals— Class A	*	1,525	$22,296
Avant Immunotherapeutics, Inc.	*	6,670	16,742
Avax Technologies, Inc.	*	1,450	392
AVI BioPharma, Inc.	*†	2,400	18,216
Bentley Pharmaceuticals, Inc.	*†	2,011	26,445
BioCryst Pharmaceuticals, Inc.	*†	1,300	23,478
Bioenvision, Inc.	*	2,160	15,401
BioMarin Pharmaceuticals, Inc.	*	4,270	57,303
Biopure Corporation Class A	*†	309	420
BioScrip, Inc.	*	3,476	25,062
Boston Life Sciences, Inc.	*†	724	2,201
Bradley Pharmaceuticals, Inc.	*†	1,581	23,509
Cambrex Corporation		1,258	24,581
Cell Genesys, Inc.	*†	4,053	32,343
Cell Therapeutics, Inc.	*†	3,191	6,095
Cellegy Pharmaceuticals, Inc.	*	1,550	1,395
Cephalon, Inc.	*†	2,938	177,015
Charles River Laboratories International, Inc.	*†	3,496	171,374
Collagenex Pharmaceuticals, Inc.	*	1,558	23,058
Columbia Laboratories, Inc.	*	1,820	9,045
Connetics Corporation	*	1,619	27,410
Conor Medsystems, Inc.	*	1,440	42,336
Corgentech, Inc.	*	1,780	16,371
Cubist Pharmaceuticals, Inc.	*	3,073	70,587
Cypress Bioscience, Inc.	*	1,561	9,834
Cytogen Corporation	*	2,255	8,163
CytRx Corporation	*†	4,200	7,938
Dendreon Corporation	*	2,719	12,806
Diagnostic Products Corporation	†	1,264	60,204
Digene Corporation	*†	1,146	44,809
Discovery Laboratories, Inc.	*	2,566	18,809
Dov Pharmaceutical, Inc.	*	1,020	16,300
Durect Corporation	*†	2,700	17,172
DUSA Pharmaceuticals, Inc.	*	660	4,660
Emisphere Technologies, Inc.	*†	3,412	28,047
Encysive Pharmaceuticals, Inc.	*	3,499	17,110
Endo Pharmaceuticals Holdings, Inc.	*	5,956	195,416
EpiCept Corp.	*	481	2,165
EPIX Medical, Inc.	*	961	3,364
First Horizon Pharmaceutical Corporation	*†	1,614	40,689
Genaera Corporation	*	4,787	6,702
Genelabs Technologies	*	721	1,406
Genentech, Inc.	*	23,590	1,993,591
Genitope Corporation	*	2,890	25,143
Genta, Inc.	*	2,971	6,417
Geron Corporation	*	3,060	25,429
GTC Biotherapeutics, Inc.	*	3,988	4,427
GTx, Inc.	*	1,710	18,673
Hemispherx Biopharma, Inc.	*†	4,821	17,356
Henry Schein, Inc.	*†	4,502	215,466
Herbalife, Ltd. (Cayman Islands)	*	1,880	63,488
Heska Corporation	*	4,463	5,311
Hi-Tech Pharmacal Company, Inc.	*	864	24,365
Hollis-Eden Pharmaceuticals	*	954	5,877
Human Genome Sciences, Inc.	*†	6,428	69,872
Idexx Laboratories, Inc.	*	1,589	137,226
Idenix Pharmaceuticals, Inc.	*†	740	10,042
IDM Pharma, Inc.	*†	142	842
ImClone Systems, Inc.	*†	3,364	114,443
Immtech International, Inc.	*†	681	5,278
Immucor, Inc.	*	2,119	60,794
ImmunoGen, Inc.	*	5,853	25,402
Impax Laboratories, Inc.	*	586	5,854
Indevus Pharmaceuticals, Inc.	*	3,237	20,069
Inspire Pharmaceuticals, Inc.	*	4,870	25,470
InterMune, Inc.	*†	1,586	29,404
Introgen Therapeutics, Inc.	*†	2,150	11,417
Inverness Medical Innovations, Inc.	*†	1,571	45,135
Invitrogen Corporation	*	2,562	179,673
KOS Pharmaceuticals, Inc.	*	1,380	65,923
KV Pharmaceutical Company Class A	*	2,180	52,582
Mannatech, Inc.	†	690	11,992
MannKind Corporation	*†	2,020	41,289
Martek Biosciences Corporation	*†	1,769	58,076
Medarex, Inc.	*	6,332	83,709
Medicines Company	*†	2,718	55,909
Medicis Pharmaceutical Corporation Class A	†	2,862	93,301
Medifast, Inc.	*	734	6,775
Meridian Bioscience, Inc.		2,122	57,252
MGI Pharma, Inc.	*	3,804	66,570
Millennium Pharmaceuticals, Inc.	*†	16,036	162,124
Miravant Medical Technologies	*	4,544	477
Myogen, Inc.	*	1,540	55,794
Nabi Biopharmaceuticals	*	2,736	15,431
Nastech Pharmaceutical Company, Inc.	*†	1,500	27,000
Natrol, Inc.	*	1,145	2,405
NBTY, Inc.	*	3,365	75,780
NeoRx Corporation	*	2,381	3,143
Neose Technologies, Inc.	*	705	1,911
Neurobiological Technologies	*	3,137	11,105
Neurocrine Biosciences, Inc.	*†	2,039	131,597
NitroMed, Inc.	*†	2,250	18,900
Northfield Laboratories, Inc.	*†	1,890	18,900
Novavax, Inc.	*†	4,170	33,277
Noven Pharmaceuticals, Inc.	*	1,350	24,314
NPS Pharmaceuticals, Inc.	*	3,900	33,306
Nu Skin Enterprises, Inc. Class A		3,019	52,923
Nuvelo, Inc.	*	2,920	52,034
Omnicare, Inc.	†	6,097	335,274
Onyx Pharmaceuticals, Inc.	*†	2,105	55,277
OraSure Technologies, Inc.	*	1,688	17,386
Ortec International, Inc.	*	2,273	682
OSI Pharmaceuticals, Inc.	*†	2,981	95,690
Pain Therapeutics, Inc.	*†	1,319	14,338
Palatin Technologies, Inc.	*	2,104	5,702
Panacos Pharmaceuticals, Inc.	*	2,667	20,163
Par Pharmaceutical Companies, Inc.	*	1,702	47,962
Parexel International Corporation	*	1,154	30,512
PDL BioPharma, Inc.	*	5,711	187,321
Penwest Pharmaceuticals Company	*	930	20,172
Peregrine Pharmaceuticals, Inc.	*	9,115	14,037
Perrigo Company		5,083	82,904
Pharmacopeia Drug Discovery, Inc.	*	573	3,398
Pharmacyclics, Inc.	*	1,701	7,825
Pharmion Corporation	*†	900	16,218
Pozen, Inc.	*	1,015	16,951
Praecis Pharmaceuticals, Inc.	*	367	1,956
Prestige Brands Holdings, Inc.	*	2,900	35,293
Progenics Pharmeceuticals, Inc.	*	1,383	36,636
Quidel Corp.	*	1,200	15,444
Regeneron Pharmaceuticals, Inc.	*	2,632	43,770
Renovis, Inc.	*	1,580	33,686

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rigel Pharmaceuticals, Inc. *	1,280	$14,707
Salix Pharmaceuticals Ltd. *	2,346	38,732
Sciclone Pharmaceuticals, Inc. *	4,800	17,136
SCOLR Pharma, Inc. *†	2,400	14,328
Sepracor, Inc. *†	5,326	259,962
Serologicals Corporation *†	1,614	39,478
SIGA Technologies, Inc. *	4,650	7,254
SirnaTherapeutics, Inc. *†	4,258	28,699
StemCells, Inc. *	3,500	12,530
SuperGen, Inc. *	3,719	21,124
Tanox, Inc. *	1,721	33,422
Tapestry Pharmaceuticals, Inc. *	522	1,858
Targeted Genetics Corporation *	6,268	2,702
Theravance, Inc. *	2,510	70,380
Third Wave Technologies, Inc. *	1,507	4,717
Titan Pharmaceuticals, Inc. *	4,244	14,302
United Therapeutics Corporation *	1,264	83,778
USANA Health Sciences, Inc. *	743	30,998
Valeant Pharmaceuticals International	4,744	75,192
Vertex Pharmaceuticals, Inc. *†	5,706	208,783
Vion Pharmaceuticals, Inc. *	4,504	10,179
Viropharma, Inc. *†	3,252	41,300
XOMA Ltd. *†	4,977	11,397
Zymogenetics, Inc. *	2,343	50,656
		9,022,893
Real Estate—5.8%
Acadia Realty Trust REIT	1,319	31,062
Affordable Residential Communities REIT	1,710	17,955
Agree Realty Corporation REIT	515	16,532
Alderwoods Group, Inc. *	2,860	51,194
Alexander’s, Inc. REIT *	162	46,818
Alexandria Real Estate Equities, Inc. REIT	1,163	110,869
AMB Property Corporation REIT	3,850	208,940
American Financial Realty Trust REIT †	6,305	73,453
American Land Lease, Inc. REIT	729	19,938
American Mortgage Acceptance Corporation REIT	1,732	27,799
American Real Estate Partners, LP	590	27,199
Annaly Mortgage Management, Inc. REIT †	7,011	85,114
Anthracite Capital, Inc. REIT	2,180	23,936
Arden Realty, Inc. REIT	3,070	138,549
Arizona Land Income Corporation REIT Class A	1,050	5,061
Avalonbay Communities, Inc. REIT †	3,576	390,142
Bedford Property Investors REIT	1,287	34,659
BioMed Realty Trust, Inc. REIT	2,100	62,244
Brandywine Realty Trust REIT	4,486	142,475
BRE Properties Class A	2,563	143,528
Brookfield Properties Co. (Canada)	5,740	196,021
BRT Realty Trust REIT	916	23,413
California Coastal Communities, Inc. *†	1,028	38,139
Camden Property Trust REIT	2,734	196,985
Capital Alliance Income Trust Ltd. REIT *	799	6,600
Capstead Mortgage Corporation REIT †	3,310	23,336
CarrAmerica Realty Corporation REIT	2,766	123,391
CB Richard Ellis Group, Inc. Class A *	3,200	258,240
CBL & Associates Properties, Inc. REIT	2,928	124,294
Cedar Shopping Centers, Inc. REIT	1,693	26,817
Colonial Properties Trust REIT	1,962	98,355
Commercial Net Lease Realty REIT	2,357	54,918
Consolidated-Tomoka Land Company	280	17,396
Cousins Properties, Inc. REIT	1,838	61,444
Crescent Real Estate EQT Company REIT	4,528	95,405
Developers Diversified Realty Corporation REIT †	5,294	289,847
Duke Realty Corporation REIT	6,710	254,645
Eastgroup Properties, Inc. REIT	1,308	62,052
Entertainment Properties Trust REIT	1,069	44,877
Equity Inns, Inc. REIT	3,295	53,379
Equity One, Inc. REIT	2,619	64,323
Essex Property Trust, Inc. REIT	1,217	132,324
Extra Space Storage, Inc. REIT	3,140	53,977
Federal Realty Investment Trust REIT	2,671	200,859
FelCor Lodging Trust, Inc. REIT	3,135	66,149
First Industrial Realty Trust, Inc. REIT	2,030	86,661
Forest City Enterprises, Inc. Class A	3,068	144,656
General Growth Properties, Inc. REIT	11,330	553,697
Getty Realty Corporation REIT	1,418	41,264
Glenborough Realty Trust, Inc. REIT †	1,512	32,886
Glimcher Realty Trust REIT	2,205	62,622
Grubb and Ellis Company *	653	8,718
Health Care Property Investors, Inc. REIT †	6,174	175,342
Health Care REIT, Inc. †	2,615	99,632
Healthcare Realty Trust, Inc. REIT	2,271	84,890
Heritage Property Investment Trust REIT	1,452	57,485
Highwoods Properties, Inc. REIT	2,393	80,716
HMG Courtland Properties REIT	1,250	12,500
Home Properties, Inc. REIT †	1,701	86,921
Hospitality Properties Trust REIT	3,094	135,115
Host Marriott Corporation REIT †	16,677	356,888
HRPT Properties Trust REIT	8,803	103,347
IMPAC Mortgage Holdings, Inc. REIT †	3,518	33,914
Innkeepers USA Trust REIT	3,005	50,935
iStar Financial, Inc. REIT	5,212	199,515
Jones Lang Lasalle, Inc.	1,561	119,479
Lexington Corporate Properties Trust REIT	2,260	47,121
Liberty Property Trust REIT †	4,302	202,882
Mack-Cali Realty Corporation REIT	2,838	136,224
Maguire Properties, Inc. REIT †	1,740	63,510
Mid-America Apartment Communities, Inc. REIT	1,300	71,175
Mills Corporation (The) REIT †	2,650	74,200
Mission West Properties REIT	1,418	16,662
Monmouth Capital Corporation	2,974	17,190
Monmouth Class A REIT	2,978	25,075
National Health Investors, Inc. REIT	1,198	30,429
Nationwide Health Properties, Inc. REIT	3,112	66,908
New Plan Excel Realty Trust REIT †	4,691	121,685
Newcastle Investment Corporation REIT	2,065	49,395
Novastar Financial, Inc. REIT †	1,611	53,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pan Pacific Retail Properties, Inc. REIT		1,910	$135,419
Parkway Properties, Inc. REIT		747	32,629
PMC Commercial Trust REIT		2,035	27,778
Post Properties, Inc. REIT		2,048	91,136
RAIT Investment Trust REIT		1,592	44,958
Rayonier, Inc. REIT		3,937	179,488
Realty Income Corporation REIT		3,480	84,251
Redwood Trust, Inc. REIT	†	1,229	53,240
Regency Centers Corporation REIT		3,366	226,162
Senior Housing Properties Trust REIT		3,106	56,219
Shurgard Storage Centers, Inc. REIT Class A		2,121	141,322
SL Green Realty Corporation REIT	†	2,166	219,849
Sovran Self Storage, Inc. REIT	†	859	47,417
St. Joe Company (The)	†	3,717	233,576
Stewart Enterprises, Inc. Class A		4,116	23,502
Sun Communities, Inc. REIT		1,061	37,506
Taubman Centers, Inc. REIT		2,574	107,259
Thornburg Mortgage, Inc. REIT	†	4,899	132,567
Town & Country Trust, REIT	†	1,271	51,590
Trammell Crow Company	*†	2,116	75,457
Trizec Properties, Inc. REIT		4,214	108,426
United Capital Corporation	*	690	17,167
United Dominion Realty Trust, Inc. REIT	†	6,564	187,337
Ventas, Inc. REIT		5,414	179,637
W.P. Carey & Company LLC		1,593	42,661
Washington REIT		1,835	66,647
Weingarten Realty Investors REIT		3,844	156,643
			10,488,007
Restaurants—1.2%
AFC Enterprises, Inc.	†	1,000	13,900
Applebee’s International, Inc.	†	4,415	108,388
Aramark Corporation Class B		5,574	164,656
Back Yard Burgers, Inc.	*	1,698	8,031
Bob Evans Farms, Inc.		2,055	61,054
Brinker International, Inc.	†	4,515	190,759
Buffalo Wild Wings, Inc.	*†	560	23,285
CEC Entertainment, Inc.	*	1,994	67,038
CKE Restaurants, Inc.	†	3,046	53,000
California Pizza Kitchen, Inc.	*	970	31,477
CBRL Group, Inc.		2,550	111,971
Checkers Drive-In Restaurant	*	940	13,940
Cheesecake Factory (The)	*†	3,914	146,579
Chipotle Mexican Grill, Inc.— Class A	*	390	21,602
Cosi, Inc.	*	3,120	34,289
Domino’s Pizza, Inc.		1,940	55,387
IHOP Corporation		1,079	51,727
Jack in the Box, Inc.	*	1,878	81,693
Krispy Kreme Doughnuts, Inc.	*†	2,574	23,115
Landry’s Restaurants, Inc.		1,254	44,304
Lone Star Steakhouse & Saloon, Inc.		1,125	31,973
Luby’s, Inc.	*	1,630	20,359
O’Charley’s, Inc.	*	1,092	20,158
Outback Steakhouse, Inc.	†	3,710	163,240
Papa John’s International, Inc.	*	1,612	52,890
PF Chang’s China Bistro, Inc.	*†	1,340	66,049
Rare Hospitality International, Inc.	*	1,475	51,374
Red Robin Gourmet Burgers, Inc.	*†	693	32,710
Ruby Tuesday, Inc.	†	3,477	111,542
Ryan’s Restaurant Group, Inc.	*	1,918	27,811
Sonic Corporation	*	3,037	106,690
Steak N Shake Company (The)	*	2,198	46,378
Texas Roadhouse, Inc. Class A	*	2,820	48,194
Triarc Companies Class B		2,886	50,447
			2,136,010
Retail—Apparel—0.0%
dELIA*s, Inc.	*	925	8,640
Retailers—2.5%
1-800-FLOWERS.COM, Inc.	*	2,113	15,002
99 Cents Only Stores	*	2,727	36,978
AC Moore Arts & Crafts, Inc.	*	877	16,137
Advance Auto Parts, Inc.		5,595	232,976
Alloy, Inc.	*	462	6,195
BJ’s Wholesale Club, Inc.	*	3,379	106,472
Barnes & Noble, Inc.		2,855	132,044
Bell Microproducts, Inc.	*	1,146	7,059
Big 5 Sporting Goods Corporation		1,072	20,990
Blair Corporation		306	12,671
Bluefly, Inc.	*	2,341	2,599
Bombay Company, Inc. (The)	*	2,630	8,679
Borders Group, Inc.		3,582	90,410
Build-A-Bear Workshop, Inc.	*†	380	11,647
CSK Auto Corporation	*	1,990	27,601
Cabela’s, Inc. Class A	*†	2,190	44,939
Casey’s General Stores, Inc.		2,409	55,094
Cash America International, Inc.		1,301	39,056
Central Garden & Pet Company	*	965	51,280
Coldwater Creek, Inc.	*	2,863	79,591
Cost Plus, Inc.	*	1,015	17,357
Design Within Reach, Inc.	*†	1,210	6,885
Dick’s Sporting Goods, Inc.	*	1,632	64,741
Dollar Tree Stores, Inc.	*	5,591	154,703
Drugstore.Com, Inc.	*	3,800	11,742
Ezcorp, Inc.	*	1,000	29,520
Fastenal Company	†	7,418	351,168
Foot Locker, Inc.		8,181	195,362
Forward Industries, Inc.—N Y	*†	630	6,741
Fred’s, Inc.	†	1,781	23,616
GameStop Corp.—Class A	*†	2,314	109,082
GameStop Corp.—Class B	*	1,034	44,793
GSI Commerce, Inc.	*†	1,470	24,990
Guitar Center, Inc.	*	1,300	62,010
Hancock Fabrics, Inc.	†	1,321	4,808
Haverty Furniture Companies, Inc.		1,111	15,943
Hibbett Sporting Goods, Inc.	*	1,926	63,539
J. Jill Group, Inc. (The)	*	1,016	24,293
Jo-Ann Stores, Inc.	*†	1,266	17,040
Kenneth Cole Productions, Inc. Class A		956	26,481
Kirkland’s, Inc.	*	833	5,883
Longs Drug Stores Corporation	†	1,508	69,790
MarineMax, Inc.	*†	800	26,816
Marvel Entertainment, Inc.	*†	4,501	90,560
Men’s Wearhouse, Inc.		2,347	84,351
Michaels Stores, Inc.		7,098	266,743
Movie Gallery, Inc.	†	1,146	3,461
MSC Industrial Direct Company Class A		2,332	125,975
Nitches, Inc.	*†	2,850	21,888
O’Reilly Automotive, Inc.	*	5,604	204,882
Overstock.com, Inc.	*†	771	22,991
PC Connection, Inc.	*	855	4,925
Petco Animal Supplies, Inc.	*	1,932	45,537
Petsmart, Inc.		7,244	203,846
Pier 1 Imports, Inc.	†	3,763	43,688

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Priceline.com, Inc.	*†	1,549	$38,477
Restoration Hardware, Inc.	*	2,795	15,904
Retail Ventures, Inc.	*†	1,372	20,114
Rite Aid Corporation	*	25,793	103,172
Saks, Inc.	*	6,702	129,349
Samsonite Corporation	*	1,134	1,236
School Specialty, Inc.	*†	1,184	40,848
SCP Pool Corporation	†	2,836	133,037
Sharper Image Corporation	*†	649	8,314
Sports Authority, Inc. (The)	*	1,487	54,870
Sportsman’s Guide, Inc. (The)	*	570	15,099
Stamps.com, Inc.	*	1,050	37,023
Stein Mart, Inc.		1,591	27,715
Stride Rite Corporation		2,389	34,593
Systemax, Inc.	*	1,358	9,805
Trans World Entertainment Corporation	*	1,932	10,761
Tuesday Morning Corporation	†	1,816	41,931
Tweeter Home Entertainment Group, Inc.	*	1,129	8,851
Valuevision Media, Inc. Class A	*	1,742	22,263
Williams-Sonoma, Inc.	*	4,938	209,371
Zale Corporation	*	2,370	66,431
			4,502,734
Telecom Equipment Fiber Optics—0.0%
Essex Corp.	*	900	19,818
Telecommunications—0.2%
NTL, Inc.	*	13,710	399,098
Superior Telecom, Inc.	*‡d	2,014	—
Uphonia, Inc.	*	566	266
			399,364
Telephone Systems—1.5%
Adtran, Inc.		3,507	91,813
Alaska Communications Systems Group, Inc.		2,850	34,571
Audiovox Corporation Class A	*	1,218	14,543
Brightpoint, Inc.	*†	1,966	61,064
C2 Global Technologies, Inc.	*	678	400
Centennial Communications Corporation		1,166	8,547
Cincinnati Bell, Inc.	*	12,616	57,024
Commonwealth Telephone Enterprises, Inc.		1,247	42,959
Covad Communications Group, Inc.	*	13,041	25,169
D&E Communications, Inc.		1,712	19,243
Deltathree, Inc.	*	2,553	7,404
Dobson Communications Corporation Class A	*	8,796	70,544
DSL.Net, Inc.	*	1,850	104
Equinix, Inc.	*†	1,343	86,247
Forgent Networks, Inc.	*	1,350	2,309
General Communication Class A	*	2,517	30,431
Global Crossing, Ltd. (Bermuda)	*†	1,360	36,040
Global Payments, Inc.		4,120	218,401
Goamerica, Inc.	*	24	81
Hickory Tech Corporation		652	5,496
IDT Corporation	*	679	7,435
IDT Corporation Class B	*†	2,900	32,103
Iowa Telecommunications Services, Inc.		2,510	47,891
j2 Global Communications, Inc.	*†	1,277	60,019
LCC International, Inc. Class A	*	1,000	3,650
Leap Wireless International, Inc.	*	2,250	98,078
Level 3 Communications, Inc.	*†	37,448	193,981
Lightbridge, Inc.	*	1,288	14,297
Mastec, Inc.	*	2,049	29,034
NeuStar, Inc. Class A	*	2,960	91,760
Nextel Partners, Inc. Class A	*	8,316	235,509
NII Holdings, Inc. Class B	*	6,830	402,765
North Pittsburgh Systems, Inc.		1,480	34,543
Novatel Wireless, Inc.	*†	2,949	26,394
NTELOS Holdings Corp.	*	1,200	16,812
Primus Telecommunications GP	*	4,516	3,477
RCN Corp.	*†	2,170	56,203
Redback Networks, Inc.	*	3,769	81,750
Rural Cellular Corporation Class A	*	1,266	18,623
SAVVIS Inc.	*	6,126	9,128
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	5,209
SureWest Communications		644	15,533
Talk America Holdings, Inc.	*†	1,398	11,925
Telecommunication Systems, Inc.	*	1,200	3,072
Telephone & Data Systems, Inc.		2,898	114,297
Telephone & Data Systems, Inc.		2,448	92,412
Time Warner Telecom, Inc. Class A	*†	3,519	63,166
Ubiquitel, Inc.	*	4,079	41,198
US Cellular Corporation	*	921	54,671
West Corporation	*	1,535	68,553
Wireless Facilities, Inc.	*	2,399	9,644
			2,755,522
Textiles, Clothing & Fabrics—0.8%
Albany International Corporation Class A		1,437	54,735
Brown Shoe Company, Inc.		796	41,774
Columbia Sportswear Company	*†	723	38,558
Culp, Inc.	*	888	4,307
Deckers Outdoor Corporation	*†	450	18,243
DHB Industries, Inc.	*	4,910	23,470
Genesco, Inc.	*	1,421	55,263
Guess ?, Inc.	*	775	30,310
Gymboree Corporation	*	1,400	36,456
Innovo Group, Inc.	*	3,158	2,331
Interface, Inc. Class A	*	2,080	28,725
Kellwood Company	†	1,171	36,758
K-Swiss, Inc. Class A		1,026	30,924
Mohawk Industries, Inc.	*	2,581	208,338
Mossimo, Inc.	*	2,807	15,354
Mothers Work, Inc.	*	600	14,412
Oxford Industries, Inc.		956	48,880
Phillips-Van Heusen Corporation		2,257	86,240
Polo Ralph Lauren Corporation		3,063	185,648
Polymer Group Escrow	‡d	1,566	—
Quaker Fabric Corporation	*	2,550	3,443
Quiksilver, Inc.	*†	6,280	87,041
Russell Corporation		1,340	18,492
Skechers U.S.A., Inc. Class A	*	970	24,182
Sport-Haley, Inc.	*	1,043	5,225
Steven Madden Ltd.		1,062	37,701
Tag-It Pacific, Inc.	*	1,335	1,068
Tarrant Apparel Group	*	1,107	1,384
Timberland Company Class A	*	3,212	109,947
Warnaco Group, Inc. (The)	*	2,200	52,800
Wolverine World Wide, Inc.		3,299	73,007
			1,375,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transportation—2.5%
Alexander & Baldwin, Inc.	2,196	$104,705
Arctic Cat, Inc.	698	16,794
Arkansas Best Corporation	1,383	54,103
Arlington Tankers Ltd. (Bermuda)	760	17,480
Celadon Group, Inc. *	675	14,776
CH Robinson Worldwide, Inc.	8,472	415,890
CNF, Inc.	2,760	137,834
Dynamex, Inc. *	760	14,683
Excel Maritime Carriers, Ltd. (Liberia) *	1,400	13,692
Expedia, Inc. *†	13,936	282,483
Expeditors International Washington, Inc.	5,537	478,341
Fleetwood Enterprises, Inc. *	4,000	44,680
Florida East Coast Industries	1,093	58,913
Forward Air Corporation	1,912	71,298
Freightcar America, Inc.	600	38,160
GATX Corporation	2,367	97,733
General Maritime Corporation	1,847	61,579
Genesee & Wyoming, Inc. Class A *	2,371	72,742
Gulfmark Offshore, Inc. *	1,000	27,800
Heartland Express, Inc.	3,166	68,987
Hornbeck Offshore Services, Inc. *	1,340	48,334
HUB Group, Inc. Class A *	1,290	58,798
JB Hunt Transport Services, Inc. †	6,334	136,434
Kansas City Southern *†	3,954	97,664
Kirby Corporation *	1,179	80,302
K-Sea Transportation Partners, LP	470	15,745
Laidlaw International, Inc.	4,830	131,376
Landstar System, Inc.	3,156	139,243
Maritrans, Inc.	1,140	27,850
Martin Midstream Partners, LP	1,200	37,440
Navigant International, Inc. *†	710	8,719
Old Dominion Freight Line, Inc. *	1,783	48,052
OMI Corporation †	4,585	82,622
Overseas Shipholding Group	1,338	64,130
P.A.M. Transportation Services, Inc. *	1,139	28,076
Pacer International, Inc.	2,275	74,347
Pegasus Solutions, Inc. *	1,147	10,793
Polaris Industries, Inc. †	2,090	114,030
Quality Distribution, Inc. *	914	11,909
RailAmerica, Inc. *	2,807	29,923
Royal Caribbean Cruises Ltd. †	6,770	284,475
Rural/Metro Corporation *	1,600	12,608
SCS Transportation, Inc. *	902	26,257
Ship Finance International Ltd. (Bermuda)	1,800	30,888
Sirva, Inc. *	1,337	11,405
Swift Transportation Company, Inc. *	3,009	65,386
Teekay Shipping Corporation (Bahama Islands)	2,350	87,115
Thor Industries, Inc.	2,521	134,521
Trinity Industries, Inc.	2,714	147,614
UTI Worldwide, Inc. (Luxembourg)	2,700	85,320
US Shipping Partners, LP †	680	15,776
Wabtec Corporation	2,487	81,076
Werner Enterprises, Inc.	2,916	53,567
West Marine, Inc. *†	803	12,053
YRC Worldwide, Inc. *	2,928	111,440
		4,497,961
Transportation Services—0.0%
Velocity Express Corporation *	2	4

Water Companies—0.2%
American States Water Company	920	34,371
Aqua America, Inc.	6,289	174,960
California Water Service Group	965	43,473
Connecticut Water Service, Inc.	500	13,110
Middlesex Water Company †	1,250	23,675
Pico Holdings, Inc. *†	400	13,156
SJW Corporation	1,012	27,172
Southwest Water Company	2,215	35,307
		365,224
Webhosting/Design—0.0%
Terremark Worldwide, Inc. *†	3,200	27,200
Verso Technologies, Inc. *	1,619	2,638
		29,838
Wire & Cable Products—0.0%
Insteel Industries, Inc.	700	39,746

Wireless Equipment—Communications—0.0%
Terabeam, Inc. *	2,197	8,546

TOTAL COMMON STOCKS
(Cost $117,754,397)		178,316,583

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.530%	06/08/2006	**
(Cost $247,884)			$250,000	247,885

	Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Monogram Biosciences, Inc. Rights, Expires TBD
(Cost $4,280)	9,010	5,676

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
(Cost $—)			—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—18.9%
Institutional Money Market Funds—1.5%
American Beacon Funds		††	$234,599	$234,599
BGI Institutional Funds		††	2,287,959	2,287,959
Merrimac Cash Fund— Premium Class		††	113,685	113,685
				2,636,243
Bank & Certificate Deposits/Offshore Time Deposits—16.8%
Abbey National PLC
4.770%	04/11/2006	††	234,599	234,599
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	586,497	586,497
Bank Of Montreal
4.770%	05/02/2006	††	586,497	586,497
Bank Of Nova Scotia
4.790%	05/10/2006	††	586,497	586,497
Barclays
4.680%	04/28/2006	††	586,497	586,497
Calyon
4.750%	04/12/2006	††	703,797	703,797
Calyon
4.740%	05/09/2006	††	586,497	586,497
CIESCO
4.771%	04/27/2006	††	581,235	581,235
Clipper Receivables Corporation
4.768%	04/21/2006	††	586,497	586,497
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	586,497	586,497
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	469,198	469,198
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	821,096	821,096
Den Danske Bank
4.786%	04/07/2006	††	586,497	586,497
Fairway Finance
4.676%	04/10/2006	††	586,497	586,497
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	396,062	396,062
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	586,497	586,497
Fortis Bank
4.790%	04/05/2006	††	469,198	469,198
Fortis Bank
4.760%	04/24/2006	††	351,898	351,898
Fortis Bank
4.750%	04/24/2006	††	703,797	703,797
Govco Incorporated
4.726%	04/25/2006	††	586,497	586,497
Greyhawk Funding
4.729%	04/17/2006	††	586,497	586,497
Harris NA
4.750%	04/24/2006	††	586,497	586,497
Jupiter Securitization Corporation
4.633%	04/07/2006	††	586,497	586,497
Merrill Lynch & Co
4.865%	04/03/2006	††	2,727,523	2,727,523
Morgan Stanley & Co
4.865%	04/03/2006	††	2,345,989	2,345,989
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	469,198	469,198
Prefco
4.771%	04/25/2006	††	581,390	581,390
Rabobank Nederland
5.010%	05/31/2006	††	$586,497	586,497
Ranger Funding
4.720%	04/17/2006	††	586,497	586,497
Ranger Funding
4.615%	04/03/2006	††	348,001	348,001
Royal Bank of Canada
4.765%	05/01/2006	††	938,395	938,395
Royal Bank of Canada
4.750%	04/26/2006	††	586,497	586,497
Royal Bank of Scotland
4.780%	04/06/2006	††	703,797	703,797
Royal Bank of Scotland
4.750%	04/28/2006	††	703,797	703,797
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	586,497	586,497
Societe Generale
4.790%	05/10/2006	††	586,497	586,497
Societe Generale
4.780%	05/04/2006	††	586,497	586,497
Societe Generale
4.700%	05/05/2006	††	586,497	586,497
Svenska Handlesbanken
4.850%	04/03/2006	††	483,981	483,981
The Bank of the West
4.720%	04/19/2006	††	586,497	586,497
Toronto Dominion Bank
4.720%	04/18/2006	††	586,497	586,497
UBS AG
4.750%	04/21/2006	††	1,172,994	1,172,994
UBS AG
4.720%	04/19/2006	††	703,797	703,797
Wells Fargo
4.760%	04/28/2006	††	586,497	586,497
Yorktown Capital LLC
4.759%	04/06/2006	††	586,497	586,497
				30,572,167
Floating Rate Instruments/Master Notes—0.6%
Bank of America
4.770%	05/16/2006	††	469,198	469,198
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	586,497	586,497
				1,055,695
TOTAL CASH EQUIVALENTS
(Cost $34,264,105)				34,264,105

REPURCHASE AGREEMENTS—1.5%
IBT Repurchase Agreement dated
3/31/2006 due 4/03/2006 with a maturity value of $2,726,248 and an effective yield 4.15% collateralized by a U.S. Government Agency Obligation with a rate of 7.875%, maturity date of 10/25/2027 and

a market value of $2,861,570.			2,725,305	2,725,305
TOTAL INVESTMENTS—118.7%
(Cost $154,995,971)				215,559,554
Other assets less liabilities—(18.7%)				(33,918,624)
NET ASSETS—100.0%				$181,640,930

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust.

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 03/31/2006.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—93.1%
Australia—4.7%
Alinta, Ltd.	2,060	$16,174
Alumina Ltd.	9,769	51,603
Amcor Ltd.	6,658	35,251
AMP Ltd.	14,723	91,315
Ansell Ltd.	1,154	9,550
Aristocrat Leisure Ltd.	2,492	24,532
Australia & New Zealand Banking Group Ltd.	15,356	290,782
Australian Gas Light Company Ltd.	3,943	52,283
Australian Stock Exchange Ltd.	1,427	33,361
AXA Asia Pacific Holdings Ltd.	6,227	25,814
Babcock & Brown, Ltd.	1,210	15,965
BHP Billiton Ltd.	31,105	618,757
BHP Steel Ltd.	6,292	32,325
Boral Ltd.	4,574	29,174
Brambles Industries Ltd.	8,129	62,431
Caltex Australia, Ltd.	1,090	14,957
Centro Properties Group	6,737	31,164
Coca-Cola Amatil Ltd.	4,581	23,668
Cochlear Ltd.	439	16,690
Coles Myer Ltd.	10,052	76,856
Commonwealth Bank of Australia	11,307	366,131
Commonwealth Property Office Fund	28,508	28,134
Computershare Ltd.	3,876	20,390
CSL Ltd.	1,706	66,892
CSR Ltd.	7,472	23,853
DB RREEF Trust	34,466	36,229
Foster’s Group Ltd.	16,449	62,463
Futuris Corporation Ltd.	5,023	8,110
Gandel Retail Trust	24,195	33,741
General Property Trust	15,454	45,629
Harvey Norman Holdings Ltd.	4,015	10,846
Iluka Resources Ltd.	1,488	8,349
ING Industrial Fund	16,122	26,044
Insurance Australia Group Ltd.	12,836	50,176
Investa Property Group	18,616	28,756
John Fairfax Holdings Ltd.	7,612	21,877
Leighton Holdings Ltd.	1,184	15,014
Lend Lease Corporation Ltd.	3,584	35,451
Lion Nathan Ltd.	2,567	14,869
Macquarie Airports	7,384	17,778
Macquarie Bank Ltd.	2,199	101,563
Macquarie Goodman Group	11,782	41,968
Macquarie Infrastructure Group	19,662	53,494
Macquarie Office Trust NPV	18,400	18,085
Mayne Group Ltd.	4,793	11,796
Mayne Pharma, Ltd. *	4,793	10,153
Meinl European Land, Ltd. *	770	14,487
Mirvac Group	12,567	38,184
Multiplex Group	5,365	11,769
National Australia Bank Ltd.	13,758	370,299
Newcrest Mining Ltd.	2,913	48,824
OneSteel Ltd.	7,510	22,105
Orica Ltd.	2,417	40,096
Origin Energy Ltd.	7,198	37,670
Pacific Brands Ltd.	4,298	7,341
PaperlinX Ltd.	3,665	9,893
Patrick Corporation Ltd.	5,767	33,223
Perpetual Trustees Australia Ltd.	532	25,827
Publishing & Broadcasting Ltd.	2,360	29,210
QBE Insurance Group Ltd.	7,420	116,002
Qantas Airways Ltd.	6,946	17,570
Rinker Group Ltd.	7,406	104,353
Rio Tinto Ltd.	2,622	147,873
Santos Ltd.	5,210	42,377
Sonic Healthcare Ltd.	2,150	24,164
Stockland	10,894	52,354
Suncorp-Metway Ltd.	4,728	65,701
Tabcorp Holdings Ltd.	4,560	50,449
Telstra Corporation Ltd.	16,370	43,741
Toll Holdings Ltd.	2,773	25,952
Transurban Group	7,087	34,146
Wesfarmers Ltd.	3,017	75,206
Westfield Group	13,415	164,002
Westpac Banking Corporation	15,712	266,992
Woodside Petroleum Ltd.	4,065	132,149
Woolworths Ltd.	9,680	130,442
		4,892,844
Austria—0.5%
Boehler-Uddeholm	144	29,694
Erste Bank der Oesterreichischen Sparkassen AG	1,430	84,328
Flughafen Wien AG	67	5,261
IMMOFINANZ Immobilien Anlagen AG *	3,602	37,437
Mayr-Melnhof Karton AG	31	5,544
OMV AG	1,430	95,799
Raiffeisen International Bank Holding AG *	220	18,782
RHI AG *	126	4,099
Telekom Austria AG	2,978	70,230
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	80	35,679
Voestalpine AG	231	32,354
Wiener Staedtische Allgemeine Versicherung AG	300	18,553
Wienerberger AG	487	24,504
		462,264
Belgium—1.1%
Agfa Gevaert NV	895	17,077
Barco NV	80	6,837
Bekaert SA	118	12,182
Belgacom SA	1,411	45,199
Cofinimmo	88	14,680
Colruyt SA	113	16,939
Compagnie Maritime Belge SA	135	4,053
Delhaize Group	606	43,482
Dexia	4,498	116,291
D’ieteren NV	21	6,289
Euronav SA Private Equity	162	4,395
Fortis	9,842	351,440
Groupe Bruxelles Lambert SA	596	66,347
Interbrew	1,409	66,128
KBC Bancassurance Holding	1,553	166,686
Mobistar SA	227	16,490
Omega Pharma SA	155	9,521
Solvay SA	501	57,886
UCB SA	691	34,049
Umicore	198	27,444
		1,083,415
Bermuda—0.0%
Frontline Ltd.	465	15,395
Kerry Properties Ltd.	4,000	14,626
Orient Overseas International Ltd.	2,200	7,427
Ship Finance International, Ltd.	23	390
Yue Yuen Industrial Holdings	3,500	10,288
		48,126

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Cayman Islands—0.0%
ASM Pacific Technology Ltd.	500	$2,979
Hutchison Telecommunications International Ltd. *	19,000	32,430
		35,409
Denmark—0.6%
AP Moller-Maersk A/S	10	85,906
Bang & Olufsen A/S Class B	79	9,155
Coloplast A/S Class B	274	20,673
Danisco A/S	452	36,676
Danske Bank A/S	3,797	140,995
DSV DE Sammenslut Vogn A/S	231	30,765
FLS Industries AS Class B	149	5,993
GN Store Nord	2,031	28,042
H. Lundbeck A/S	507	11,127
NKT Holding A/S	179	11,342
Novo Nordisk A/S Class B	2,069	128,904
Novozymes A/S Class B	493	33,431
Ostasiatiske Kompagni	186	7,645
Topdanmark A/S *	178	22,346
TrygVesta AS	350	20,452
Vestas Wind Systems A/S *†	1,566	39,022
William Demant Holding *	208	13,788
		646,262
Finland—1.4%
Amer Group	569	11,615
Cargotec Corp.	332	13,601
Elisa Oyj Class A	1,201	23,820
Fortum Oyj	3,690	93,097
KCI Konecranes Oyj	396	6,815
Kesko Oyj Class B	422	13,196
Kone Oyj *	664	27,361
Metso Oyj	826	31,922
Neste Oil Oyj	1,122	38,748
Nokia Oyj †	36,383	753,496
Nokian Renkaat OYJ †	850	14,993
OKO Bank Class A	1,100	17,870
Orion-Yhtymae Oy Class B	552	13,313
Outokumpu Oyj	669	13,536
Rautaruukki Oyj	940	34,727
Sampo Oyj	3,349	70,578
Stora Enso Oyj Class R †	5,046	77,552
Tietoenator Oyj	743	29,017
UPM-Kymmene Oyj †	4,270	100,850
Uponor Oyj	478	12,503
Wartsila Oyj Class B	477	17,687
YIT Oyj	1,800	48,938
		1,465,235
France—8.7%
Accor SA	1,632	94,078
Air France	924	21,730
Air Liquide	922	191,752
Alcatel SA *	10,497	161,673
Alstom *	863	72,139
Atos Origin *	586	43,426
Autoroutes du Sud de la France	624	38,658
AXA	12,874	451,094
BNP Paribas †	7,089	657,228
Bouygues SA †	1,626	86,281
Business Objects SA *	511	18,649
Cap Gemini SA *	988	53,788
Carrefour SA	4,749	252,284
Casino Guichard Perrachon SA	278	19,429
Cie de Saint-Gobain	2,620	182,897
Cie Generale D’Optique Essilor International SA	1,018	90,811
CNP Assurances	313	31,628
Credit Agricole SA	5,360	208,102
Dassault Systemes SA	456	26,098
France Telecom SA †	14,966	336,590
Gaz de France *	1,700	61,409
Groupe Danone	2,002	243,451
Hermes International	249	62,966
Imerys SA	256	21,588
Klepierre	330	41,161
LVMH Moet Hennessy Louis Vuitton SA	2,259	221,195
Lafarge SA	1,486	168,573
Lagardere S.C.A.	1,032	80,514
L’Oreal SA †	2,639	232,414
Michelin (C.G.D.E.) Class B	1,174	73,728
Neopost SA	339	36,912
PagesJaunes SA	1,032	29,034
Pernod-Ricard	600	115,012
Peugeot SA †	1,351	84,930
Pinault-Printemps-Redoute SA	549	66,316
Publicis Groupe †	1,500	58,582
Renault SA	1,702	180,684
Safran SA	1,470	37,273
Sanofi-Synthelabo SA	8,964	851,546
Schneider Electric SA	1,909	205,928
SCOR	6,640	16,927
Societe BIC SA	239	16,050
Societe Des Autoroutes Paris-Rhin-Rhone	300	22,257
Societe Generale Class A	3,099	465,189
Societe Television Francaise[1] †	986	29,886
Sodexho Alliance SA	760	36,111
Suez SA	880	11
Suez SA	8,451	332,713
Technip SA	804	54,618
Thales SA	617	27,398
Thomson	2,856	56,416
Total SA	4,787	1,264,251
Unibail	458	82,700
Valeo SA	528	22,065
Veolia Environnement	2,926	162,417
Vinci SA	1,406	138,594
Vinci SA	1,406	3,021
Vivendi Universal SA	9,618	329,322
Zodiac SA	343	22,240
		8,993,737
Germany—6.4%
Adidas-Salomon AG	447	88,455
Allianz AG †	3,271	545,905
Altana AG	583	36,154
BASF AG	4,511	354,051
Bayer AG	5,643	226,261
Beiersdorf AG	140	20,217
Carlsberg AS Class B	270	17,643
Celesio AG	479	45,387
Commerzbank AG	4,991	198,860
Continental AG	1,091	120,190
DaimlerChrysler AG	7,985	458,943
Deutsche Bank AG	4,315	493,368
Deutsche Boerse AG	869	125,197
Deutsche Lufthansa AG	1,804	32,279
Deutsche Post AG	6,046	151,965
Deutsche Postbank AG	470	34,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Deutsche Telekom AG	24,007	$404,857
Douglas Holding AG	278	13,105
Epcos AG *	335	4,452
Fresenius Medical Care AG	482	57,617
Heidelberger Druckmaschinen †	500	22,113
Hochtief AG	500	28,325
Hypo Real Estate Holding	1,072	73,587
Infineon Technologies AG *†	5,447	56,184
KarstadtQuelle AG *†	380	8,941
Linde AG	660	57,341
Man AG	1,199	83,296
Merck AG *	402	38,278
Metro AG	1,167	59,945
MLP AG	575	14,052
Muenchener Rueckversicherungs AG	1,609	227,971
Puma AG Rudolf Dassler Sport *	131	49,702
RWE AG	3,586	311,899
SAP AG	1,962	426,128
Schering AG †	1,580	164,500
Siemens AG	6,936	647,995
Suedzucker AG	374	9,683
ThyssenKrupp AG	3,062	88,586
TUI AG †	1,870	36,715
E.ON AG †	5,390	593,157
Volkswagen AG †	1,842	139,128
		6,566,598
Greece—0.6%
Alpha Bank AE	2,004	74,198
Coca Cola Hellenic Bottling Company SA	940	29,246
Cosmote Mobile Communications SA	860	19,933
EFG Eurobank Ergasias SA	1,560	60,131
Emporiki Bank of Greece SA *	600	20,086
Folli-Follie SA	100	2,863
Germanos SA	420	8,917
Hellenic Duty Free Shops SA	100	1,943
Hellenic Petroleum SA	890	12,722
Hellenic Technodomiki Tev SA	480	4,142
Hellenic Telecommunications Organization SA *	2,130	47,486
Hyatt Regency SA	300	4,086
Intracom SA	500	3,592
National Bank of Greece SA	2,300	108,344
OPAP SA	1,960	75,066
Piraeus Bank SA *	1,500	45,487
Public Power Corporation	810	19,081
Technical Olympic SA	500	3,028
Titan Cement Company SA	500	23,932
Viohalco	930	9,378
		573,661
Hong Kong—1.4%
Bank of East Asia Ltd.	10,600	38,293
BOC Hong Kong Holdings Ltd.	31,000	62,273
Cathay Pacific Airways Ltd.	18,000	31,517
Cheung Kong Holdings Ltd.	13,000	137,592
CLP Holdings Ltd.	15,000	87,486
Esprit Holdings Ltd.	9,500	73,818
Giordano International Ltd.	10,000	5,538
Hang Lung Properties Ltd.	17,000	32,254
Hang Seng Bank Ltd.	6,600	84,961
Henderson Land Development	6,000	33,191
Hong Kong & China Gas	30,000	72,405
Hong Kong Exchanges and Clearing Ltd.	10,000	60,237
HongKong Electric Holdings	11,500	54,110
Hopewell Holdings Ltd.	5,000	14,491
Hutchison Whampoa Ltd.	18,000	164,768
Johnson Electric Holdings Ltd.	10,000	9,326
Kingboard Chemicals Holdings Company Ltd.	7,500	22,613
Li & Fung Ltd.	16,000	36,035
Link REIT *	17,500	37,888
MTR Corporation	11,000	24,794
New World Development Ltd.	18,600	32,515
PCCW Ltd.	28,000	18,223
Shangri-La Asia Ltd.	10,000	16,166
Sino Land Company	8,000	11,466
Sun Hung Kai Properties Ltd.	12,000	121,699
Swire Pacific Ltd. Class A	8,000	78,218
Techtronic Industries Company	14,500	26,050
Television Broadcasts Ltd.	2,000	11,324
Wharf Holdings Ltd.	10,000	36,666
		1,435,917
Ireland—0.8%
Allied Irish Banks PLC	7,359	175,601
Bank of Ireland	8,938	166,218
C&C Group PLC	700	4,763
C&C Group PLC	780	5,304
CRH PLC	5,109	178,580
DCC PLC	599	13,968
Depfa Bank PLC	2,971	52,996
Elan Corporation PLC *	3,234	46,653
Fyffes PLC	2,423	6,526
Grafton Group PLC	1,718	22,588
Greencore Group PLC	1,189	5,564
Independent News & Media PLC	7,139	23,132
Irish Life & Permanent PLC	2,312	55,577
Kerry Group PLC Class A	1,024	24,665
Kingspan Group PLC	893	13,660
		795,795
Italy—3.5%
Alleanza Assicurazioni SpA	3,444	40,973
Arnoldo Mondadori Editore SpA	910	8,933
Assicurazioni Generali SpA	8,044	302,742
Autogrill SpA	999	14,848
Autostrade SpA	2,428	60,082
Banca Fideuram SpA	2,548	14,642
Banca Intesa SpA †	33,469	199,826
Banca Intesa SpA	7,771	43,989
Banca Monte dei Paschi di Siena SpA	10,085	56,772
Banca Nazionale Del Lavoro SpA *	12,154	43,046
Banca Popolare di Milano Scrl †	3,146	37,096
Banche Popolari Unite Scrl	3,171	76,964
Banco Popolare di Verona e Novara Scrl	3,500	92,746
Benetton Group SpA	478	7,136
Bulgari SpA	1,022	12,291
Capitalia SpA †	13,965	115,968
Enel SpA †	38,369	324,871
ENI-Ente Nazionale Idrocarburi SpA †	22,421	639,571
Fiat SpA *	4,029	50,849
Finmeccanica SpA	2,560	58,159
Gruppo Editoriale L’Espresso SpA	1,158	6,074
Italcementi SpA	483	11,583
Luxottica Group SpA	1,102	30,385
Mediaset SpA	6,944	81,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mediobanca SpA	4,072	$87,309
Mediolanum SpA	3,095	24,532
Pirelli & C SpA	20,636	19,670
Sanpaolo IMI SpA	9,392	168,165
Seat Pagine Gialle SpA *	29,520	14,102
Snam Rete Gas SpA †	7,437	32,906
Telecom Italia Media SpA *	10,174	5,491
Telecom Italia RNC †	51,029	135,765
Telecom Italia SpA †	89,937	262,384
Terna SpA	10,701	28,168
Tiscali SpA *	1,909	6,226
UniCredito Italiano SpA	69,192	499,913
		3,616,089
Japan—23.7%
77 Bank Ltd. (The)	3,000	23,130
Acom Company Ltd.	590	34,678
Aderans Company Ltd.	500	14,754
Advantest Corporation	600	71,362
Aeon Company Ltd.	5,500	133,567
Aeon Credit Service Company Ltd.	900	27,273
Aiful Corporation	525	34,723
Aisin Seiki Company Ltd.	1,700	66,212
Ajinomoto Company Inc.	5,000	53,412
Alfresa Holdings Corporation	200	12,162
All Nippon Airways Company Ltd.	4,000	14,597
Alps Electric Company Ltd.	2,000	32,221
Amada Company Ltd.	3,000	32,849
Amano Corporation	1,000	17,428
Anritsu Corporation	1,000	6,287
Aoyama Trading Company Ltd.	400	13,280
Ariake Japan Company Ltd.	120	3,587
Asahi Breweries Ltd.	3,100	44,010
Asahi Glass Company Ltd.	9,000	134,505
Asahi Kasei Corporation	10,000	71,332
Asatsu-DK, Inc.	200	7,006
Autobacs Seven Company Ltd.	200	9,988
Bank of Fukuoka Ltd.	5,000	42,245
Bank of Kyoto, Ltd. (The)	2,000	24,159
Bank of Yokohama Ltd. (The)	10,000	82,016
Benesse Corporation	500	17,874
Bridgestone Corporation	6,000	125,207
Canon, Inc.	6,600	436,064
Casio Computer Company Ltd.	1,600	28,491
Central Glass Company Ltd.	2,000	11,589
Central Japan Railway Company	13	128,372
Chiba Bank Ltd. (The)	6,000	53,397
Chiyoda Corp.	1,000	23,337
Chubu Electric Power Company, Inc.	5,000	125,464
Chugai Pharmaceutical Company Ltd.	2,200	39,911
Circle K Sunkus Company Ltd.	300	7,274
Citizen Watch Company Ltd.	3,000	28,332
Coca-Cola West Japan Company Ltd.	300	7,142
COMSYS Holdings Corporation	1,000	14,271
Credit Saison Company Ltd.	1,400	77,481
CSK Corp.	500	24,872
KDDI Corporation	21	112,290
Dai Nippon Printing Company Ltd. †	5,000	90,562
Daicel Chemical Industries Ltd.	2,000	16,854
Daido Steel Co., Ltd.	3,000	30,559
Daiichi Sankyo Co., Ltd.	6,202	141,757
Daikin Industries Ltd.	2,000	70,085
Daimaru, Inc.	2,000	29,551
Dainippon Ink & Chemical, Inc.	6,000	22,366
Dainippon Screen Manufacturing Company Ltd.	2,000	21,231
Daito Trust Construction Company Ltd.	700	36,566
Daiwa House Industry Company Ltd.	4,000	69,391
Daiwa Securities Group, Inc.	11,000	147,775
Denki Kagaku Kogyo KK	6,000	26,844
Denso Corporation	4,500	178,082
Dentsu, Inc.	16	58,047
Dowa Mining Company Ltd.	2,000	23,995
E*Trade Securities Co., Ltd.	12	27,609
East Japan Railway Company	31	229,866
Ebara Corporation	2,000	12,582
Eisai Company Ltd.	2,100	91,809
Electric Power Development Company	1,440	45,633
Familymart Company Ltd.	600	18,855
Fanuc Ltd.	1,500	144,343
Fast Retailing Company Ltd.	400	39,189
Fuji Electric Holdings Company Ltd.	4,000	21,827
Fuji Photo Film Company Ltd.	4,100	136,664
Fuji Soft ABC, Inc.	200	5,960
Fujikura Ltd.	3,000	33,959
Fujitsu Ltd.	15,000	126,192
Furukawa Electric Company Ltd. (The)	5,000	41,512
Goodwill Group, Inc. (The)	12	11,218
Gunma Bank Ltd.	3,000	22,688
Gunze Ltd.	2,000	13,523
Hakuhodo DY Holdings, Inc.	200	16,768
Hankyu Department Stores, Inc.	1,000	9,252
Hikari Tsushin, Inc.	200	13,943
Hino Motors Ltd.	2,000	12,581
Hirose Electric Company Ltd.	330	46,318
Hitachi Cable Ltd.	1,000	5,686
Hitachi Chemical Company Ltd.	900	25,878
Hitachi Construction Machinery Company Ltd.	700	18,427
Hitachi Credit Corporation	400	8,010
Hitachi Ltd.	27,000	191,346
Hitachi Software Engineering Company Ltd.	200	3,711
Hokkaido Electric Power Company, Inc.	1,400	30,095
Hokugin Financial Group, Inc.	12,000	52,717
Honda Motor Company Ltd.	6,800	420,193
House Foods Corporation	500	8,218
Hoya Corporation	3,600	145,130
Ibiden Co., Ltd.	1,200	60,725
Index Corp.	9	18,918
INPEX Corp. ‡	3	25,455
Isetan Company Ltd.	1,400	30,571
Ishihara Sangyo Kaisha Ltd. *	6,000	11,224
Ishikawajima-Harima Heavy Industries Company Ltd.	9,000	28,574
Ito En Ltd.	1,200	42,081
Itochu Corporation	13,000	111,988
Itochu Techno-Science Corporation	300	11,824
Jafco Company Ltd. *	400	30,246
Japan Airlines System Corporation *†	5,000	13,106
Japan Real Estate Investment Corporation REIT	2	17,353
Japan Retail Fund Investment Corporation REIT	2	15,651
Japan Tobacco, Inc.	40	140,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
JFE Holdings, Inc.	4,700	$190,293
JGC Corporation	2,000	39,471
Joyo Bank Ltd.	6,000	42,356
JSR Corporation	1,400	41,662
Kajima Corporation	7,000	43,737
Kaken Pharmaceutical Company Ltd.	1,000	8,396
Kamigumi Company Ltd.	2,000	16,023
Kaneka Corporation	3,000	35,975
Kansai Electric Power Company, Inc. (The)	6,500	144,607
Kansai Paint Company Ltd.	2,000	18,365
Kao Corporation	5,000	131,706
Katokichi Company Ltd.	900	6,167
Kawasaki Heavy Industries Ltd.	9,000	31,638
Kawasaki Kisen Kaisha Ltd.	4,000	23,632
Keihin Electric Express Railway Company Ltd.	3,000	24,623
Keio Electric Railway Company Ltd.	5,000	33,071
Keisei Electric Railway Co., Ltd.	2,000	13,825
Keyence Corporation	330	85,774
Kikkoman Corporation	1,000	11,274
Kinden Corporation	1,000	9,076
Kinki Nippon Railway Company Ltd.	13,000	50,709
Kirin Brewery Company Ltd.	7,000	95,356
Kobe Steel Ltd.	23,000	87,564
Kokusai Securities Company Ltd.	2,000	32,145
Kokuyo Company Ltd.	700	10,573
Komatsu Ltd.	8,000	152,756
Komori Corporation	430	10,058
Konami Corporation	600	15,145
Konica Corporation *	4,500	57,447
Koyo Seiko Company Ltd.	2,000	39,932
Kubota Corporation	9,000	97,280
Kuraray Company Ltd.	3,000	35,257
Kuraya Sanseido, Inc.	1,400	22,668
Kurita Water Industries Ltd.	1,500	32,072
Kyocera Corporation	1,300	114,722
Kyowa Hakko Kogyo Company Ltd.	3,000	21,992
Kyushu Electric Power Company Inc.	3,300	74,569
Lawson, Inc.	500	18,849
Leopalace21 Corporation	1,000	37,401
Mabuchi Motor Company Ltd.	400	20,651
Makita Corporation	1,000	30,859
Marubeni Corporation	11,000	57,718
Marui Company Ltd.	2,800	55,447
Matsui Securities Co., Ltd. *	1,100	15,272
Matsumotokiyoshi Company Ltd.	300	8,591
Matsushita Electric Industrial Company Ltd. †	18,000	398,170
Matsushita Electric Works Ltd.	3,000	36,091
Meiji Dairies Corporation	2,000	11,700
Meiji Seika Kaisha Ltd.	2,000	10,200
Meitec Corporation	300	9,874
Millea Holdings, Inc.	13	256,776
Minebea Company Ltd.	3,000	20,714
Mitsubishi Chemical Holdings Corp. *	12,000	74,132
Mitsubishi Corporation	11,100	253,379
Mitsubishi Electric Corporation	16,000	135,938
Mitsubishi Estate Company Ltd.	10,000	237,464
Mitsubishi Gas Chemical Company, Inc.	3,000	36,660
Mitsubishi Heavy Industries Ltd.	25,000	118,927
Mitsubishi Logistics Corporation	1,000	15,982
Mitsubishi Materials Corporation †	8,000	42,888
Mitsubishi Rayon Company Ltd.	4,000	32,776
Mitsubishi UFJ Financial Group, Inc.	73	1,111,434
Mitsui & Company Ltd. †	13,000	187,973
Mitsui Chemicals, Inc.	5,000	36,804
Mitsui Engineering & Shipbuilding Company Ltd.	6,000	19,492
Mitsui Fudosan Company Ltd.	7,000	161,102
Mitsui Mining & Smelting Company Ltd.	6,000	42,125
Mitsui O.S.K. Lines Ltd.	9,000	60,929
Mitsui Sumitomo Insurance Company Ltd.	10,000	136,020
Mitsui Trust Holdings, Inc.	5,000	73,178
Mitsukoshi Ltd.	3,000	19,294
Mitsumi Electric Company Ltd.	400	5,230
Mizuho Financial Group, Inc.	83	679,666
Murata Manufacturing Company Ltd.	1,800	121,893
NEC Corporation	16,000	112,667
NTT DoCoMo, Inc.	142	209,487
Namco Bandai Holdings, Inc.	2,250	30,906
NEC Electronics Corporation *	300	12,206
NET One Systems Company Ltd.	4	8,232
NGK Insulators Ltd.	2,000	29,394
NGK Spark Plug Company Ltd.	2,000	46,656
NHK Spring Co., Ltd.	1,000	12,667
Nichii Gakkan Company	200	4,638
Nichirei Company	2,000	9,702
Nidec Corporation	1,000	81,908
Nikko Cordial Corporation	6,500	107,767
Nikon Corporation	3,000	53,792
Nintendo Company Ltd.	900	134,551
Nippon Building Fund, Inc. REIT	3	27,769
Nippon Electric Glass Company Ltd.	2,000	49,612
Nippon Express Company Ltd.	7,000	39,889
Nippon Kayaku Company Ltd.	3,000	26,594
Nippon Light Metal Company Ltd.	3,000	8,301
Nippon Meat Packers, Inc.	2,000	20,970
Nippon Mining Holdings, Inc.	6,000	50,664
Nippon Oil Corporation	10,000	78,437
Nippon Sanso Corporation	2,000	14,798
Nippon Sheet Glass Company Ltd.	3,000	16,739
Nippon Shokubai Company Ltd.	1,000	11,899
Nippon Steel Corporation *	52,000	201,940
Nippon Telegraph & Telephone Corporation	44	188,461
Nippon Unipac Holding	7	30,300
Nippon Yusen Kabushiki Kaisha	10,000	61,165
Nishimatsu Construction Company Ltd.	2,000	8,211
Nishi-Nippon City Bank, Ltd. (The)	4,000	21,824
Nissan Chemical Industries Ltd.	2,000	33,962
Nissan Motor Company Ltd. †	19,000	225,943
Nisshin Seifun Group, Inc.	2,200	22,502
Nisshin Steel Company Ltd.	6,000	20,864
Nisshinbo Industries, Inc.	1,000	11,203
Nissin Food Products Company Ltd.	600	18,583
Nitori Company Ltd.	300	15,608
Nitto Denko Corporation	1,400	118,872
NOK Corporation	1,100	29,601
Nomura Holdings, Inc.	14,900	330,458
Nomura Research Institute Ltd.	170	20,812
NSK Ltd.	4,000	34,712
NTN Corporation	3,000	23,811
NTT Data Corporation	10	48,196
Obayashi Corporation	5,000	40,722

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Obic Company Ltd.	100	$21,053
Odakyu Electric Railway Company Ltd.	6,000	37,205
Oji Paper Company Ltd.	6,000	36,885
Oki Electric Industry Company Ltd.	4,000	12,725
Okumura Corporation	2,000	11,021
Olympus Corporation	2,000	58,751
Omron Corporation	1,700	48,765
Onward Kashiyama Company Ltd.	1,000	17,731
Oracle Corporation	300	15,047
Oriental Land Company Ltd.	400	23,247
ORIX Corporation	700	217,663
Osaka Gas Company Ltd.	17,000	61,924
Pioneer Corporation	1,200	19,374
Promise Company Ltd.	710	42,965
Q.P. Corporation	800	8,108
Rakuten, Inc.	56	50,986
Resona Holdings, Inc. *	42	144,692
Ricoh Company Ltd. †	6,000	117,198
Rinnai Corporation	300	9,006
Rohm Company Ltd.	900	95,036
Ryohin Keikaku Company Ltd.	200	16,799
Sanden Corporation	1,000	4,399
Sanken Electric Company Ltd.	1,000	17,066
Sankyo Company Ltd.	400	27,476
Santen Pharmaceutical Company Ltd.	700	16,881
Sanwa Shutter Corporation	1,000	6,563
Sanyo Electric Company Ltd. †	18,000	49,485
Sapporo Breweries Ltd.	4,000	20,968
SBI Holdings, Inc.	44	24,938
Secom Company Ltd.	2,000	102,134
Sega Sammy Holdings, Inc.	1,048	42,589
Seiko Epson Corporation	800	22,056
Seino Transportation Company Ltd.	1,000	10,428
Sekisui Chemical Company Ltd.	4,000	33,885
Sekisui House Ltd.	4,000	59,727
Seven & I Holdings Co., Ltd.	6,840	271,285
Sharp Corporation	8,000	141,742
Shimachu Company Ltd.	600	18,973
Shimamura Company Ltd.	200	23,264
Shimano, Inc.	500	15,068
Shimizu Corporation	6,000	43,731
Shin-Etsu Chemical Company Ltd.	3,300	179,174
Shinko Securities Co., Ltd.	4,000	22,214
Shinsei Bank Ltd.	8,000	56,055
Shionogi & Company Ltd.	3,000	49,258
Shiseido Company Ltd.	3,000	55,837
Shizuoka Bank Ltd.	5,000	50,452
Showa Denko KK	9,000	40,027
Showa Shell Sekiyu KK	1,400	15,900
Skylark Company Ltd.	500	8,968
SMC Corporation	500	78,023
Softbank Corporation *†	6,300	184,476
Sojitz Corporation *	4,400	26,033
Sompo Japan Insurance, Inc.	7,000	101,451
Sony Corporation	8,800	405,868
Stanley Electric Company Ltd.	1,100	23,537
Sumco Corp.	400	21,503
Sumitomo Bakelite Company Ltd.	2,000	18,144
Sumitomo Chemical Company Ltd.	14,000	113,988
Sumitomo Corporation †	9,000	128,422
Sumitomo Electric Industries Ltd.	6,000	95,154
Sumitomo Heavy Industries Ltd.	4,000	38,406
Sumitomo Metal Industries Ltd.	35,000	150,468
Sumitomo Metal Mining Company Ltd.	5,000	69,992
Sumitomo Mitsui Financial Group, Inc.	51	563,599
Sumitomo Osaka Cement Company Ltd.	4,000	14,560
Sumitomo Realty & Development Company Ltd.	3,000	83,144
Sumitomo Rubber Industries, Inc.	1,000	13,061
Sumitomo Trust & Banking Company Ltd. (The)	12,000	138,990
Suruga Bank Ltd. (The)	2,000	27,053
Suzuken Company Ltd.	960	30,102
T&D Holdings, Inc.	1,900	148,374
TDK Corporation	1,000	75,151
Taiheiyo Cement Corporation	6,000	28,979
Taisei Corporation	7,000	33,590
Taisho Pharmaceutical Company Ltd.	1,300	26,268
Taiyo Yuden Company Ltd.	1,000	15,837
Takara Holdings, Inc.	2,000	12,248
Takashimaya Company Ltd. †	2,000	30,585
Takeda Chemical Industries Ltd. †	7,720	439,654
Takefuji Corporation	940	59,233
Takuma Co Ltd.	1,000	8,131
Tanabe Seiyaju Company Ltd.	2,000	22,176
Teijin Ltd.	8,000	53,356
Teikoku Oil Company Ltd. ‡	2,000	24,168
Terumo Corporation	1,500	49,343
THK Company Ltd.	800	25,749
TIS, Inc.	300	8,115
Tobu Railway Company Ltd.	6,000	31,615
Toda Corporation	2,000	8,986
Toho Company Ltd.	1,200	23,197
Tohoku Electric Power Company Inc.	3,700	80,104
Tokuyama Corp.	2,000	33,943
Tokyo Broadcasting System	200	5,366
Tokyo Electric Power Company, Inc. (The)	9,700	242,194
Tokyo Electron Ltd.	1,400	96,375
Tokyo Gas Company Ltd.	18,000	78,765
Tokyo Steel Manufacturing Co., Ltd.	1,300	26,481
Tokyo Style Company Ltd.	1,000	11,918
Tokyo Tatemono Co., Ltd.	2,000	21,849
Tokyu Corporation †	8,000	54,092
Tokyu Land Corporation	3,000	26,866
TonenGeneral Sekiyu KK	3,000	30,563
Toppan Printing Company Ltd.	5,000	69,267
Toray Industries, Inc.	11,000	89,983
Toshiba Corporation †	24,000	139,632
Tosoh Corporation	4,000	19,990
Tostem Inax Holding Corporation	2,900	62,461
Toto Ltd.	2,000	18,597
Toyo Seikan Kaisha Ltd.	1,200	21,784
Toyo Suisan Kaisha Ltd.	1,000	15,291
Toyobo Company Ltd.	4,000	12,376
Toyoda Gosei Company Ltd.	500	10,978
Toyota Industries Corporation	1,700	69,573
Toyota Motor Corporation	24,900	1,357,341
Toyota Tsusho Corp.	2,000	54,303
Trend Micro, Inc.	1,000	35,052
Ube Industries Ltd.	9,000	26,554
Uni-Charm Corporation	300	14,753
Uniden Corp.	1,000	16,066
UNY Company Ltd.	2,000	32,054
Ushio, Inc.	1,000	23,869
USS Company Ltd.	200	13,628

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Wacoal Corp.	1,000	$13,582
West Japan Railway Company	14	59,146
Yahoo Japan Corporation	128	78,029
Yakult Honsha Company Ltd.	1,000	24,035
Yamada Denki Company Ltd.	600	69,483
Yamaha Corporation	1,400	24,826
Yamaha Motor Company Ltd.	1,500	37,138
Yamanouchi Pharmaceutical Company Ltd.	4,575	173,548
Yamato Transport Company Ltd. †	3,000	61,534
Yamazaki Baking Company Ltd.	1,000	7,841
Yaskawa Electric Corp. *	2,000	22,607
Yokogawa Electric Corporation	2,000	35,514
Zeon Corporation	2,000	25,855
		24,416,328
Luxembourg—0.2%
Arcelor	4,870	191,942
Stolt Offshore SA *	1,569	24,367
		216,309
Netherlands—4.6%
ABN AMRO Holding NV	15,676	469,250
ASM Lithography Holdings NV *	4,027	82,109
Aegon NV	11,960	221,015
Akzo Nobel NV †	2,308	122,448
Buhrmann NV	1,100	19,456
Corio NV	334	21,553
DSM NV	1,280	58,458
Euronext NV	853	70,422
European Aeronautic Defense and Space Company †	2,416	101,679
Getronics NV	1,442	17,446
Hagemeyer NV *	3,765	18,996
Heineken NV †	2,037	77,304
IHC Caland NV	369	37,013
ING Groep NV †	16,107	635,473
James Hardie Industries NV	4,228	28,670
Royal KPN NV †	17,702	199,386
Koninklijke Ahold NV *	14,802	115,909
Koninklijke Philips Electronics NV †	11,637	392,395
Oce NV	599	10,889
Qiagen NV *†	1,090	16,124
Randstad Holding NV	420	24,884
Reed Elsevier NV †	5,831	83,558
Rodamco Europe NV	358	35,990
Royal Dutch Shell PLC—Class A	34,045	1,065,013
Royal Numico NV *	1,463	64,763
STMicroelectronics NV	5,098	93,855
TNT NV	3,513	121,627
Unilever NV	5,055	350,866
VNU NV †	2,014	65,387
Vedior NV	1,538	30,132
Wereldhave NV	171	19,238
Wolters Kluwer NV	2,489	62,047
		4,733,355
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	10,157
Contact Energy Ltd.	2,322	11,095
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,080
Fisher & Paykel Healthcare Corporation	3,856	9,834
Fletcher Building Ltd.	4,375	23,986
Sky City Entertainment Group Ltd.	3,619	11,953
Sky Network Television Ltd.	1,544	6,073
Telecom Corporation of New Zealand Ltd. †	16,739	57,150
Tower Ltd. *	1,898	3,050
Vector Ltd. *	1,296	2,242
Warehouse Group Ltd.	1,485	3,545
Waste Management NZ Ltd.	778	4,055
		147,220
Norway—0.7%
DNB NOR ASA	5,478	73,672
Norsk Hydro ASA	1,176	162,800
Norske Skogindustrier ASA	1,516	25,624
Orkla ASA	1,594	78,919
Petroleum Geo-Services ASA *	414	19,260
Schibsted ASA	967	26,562
Statoil ASA	6,034	172,887
Storebrand	2,060	22,951
Tandberg ASA	985	8,882
Telenor ASA	6,900	74,171
Tomra Systems ASA	1,398	11,161
Yara International ASA	1,725	27,366
		704,255
Portugal—0.3%
Banco BPI SA	2,502	17,866
Banco Comercial Portugues SA Class R	17,800	56,873
Banco Espirito Santo SA *	871	15,910
Brisa-Auto Estradas de Portugal SA	2,875	28,343
Cimpor Cimentos de Portugal SA	1,457	9,749
Electricidade de Portugal SA	17,328	68,142
Jeronimo Martins SGPS SA	328	5,689
Portugal Telecom SGPS SA	6,401	78,063
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	624	7,643
Sonae SGPS SA	7,461	12,226
		300,504
Singapore—0.8%
Allgreen Properties Ltd.	4,000	3,860
Ascendas Real Estate Investment Trust REIT	7,300	9,817
Capitaland Ltd.	8,000	23,966
CapitaMall Trust REIT	5,000	7,322
Chartered Semiconductor Manufacturing Ltd. *	7,000	6,780
City Developments Ltd.	5,000	33,471
ComfortDelgro Corporation Ltd.	15,000	15,595
Creative Technology Ltd	400	2,911
DBS Group Holdings Ltd.	10,000	100,797
Fraser & Neave Ltd.	2,000	24,506
Jardine Cycle & Carriage Ltd.	1,000	6,862
Keppel Corporation Ltd.	5,000	42,699
Keppel Land Ltd.	4,000	12,240
Neptune Orient Lines Ltd.	4,000	5,392
Oversea-Chinese Banking Corp.	21,600	89,550
Parkway Holdings Ltd.	3,000	4,563
SembCorp Industries, Ltd.	10,340	22,372
SembCorp Logistics, Ltd.	2,518	2,755
SembCorp Marine Ltd.	4,000	7,044
Singapore Airlines Ltd.	5,000	43,265
Singapore Exchange Ltd.	6,000	14,831
Singapore Land Ltd.	1,000	4,297
Singapore Post Ltd.	10,000	7,425
Singapore Press Holdings Ltd.	13,500	37,572

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Singapore Technologies Engineering Ltd.	12,000	$23,030
Singapore Telecommunications Ltd.	57,220	93,711
SMRT Corp Ltd.	6,000	4,155
ST Assembly Test Services Ltd. *	7,000	5,514
Suntec REIT	5,000	4,082
United Overseas Bank Ltd.	10,000	96,435
United Overseas Land Ltd.	3,000	5,369
Venture Corporation Ltd.	2,000	15,827
		778,015
Spain—3.6%
Abertis Infraestructuras SA	2,215	57,475
Acciona SA	264	41,141
Acerinox SA	1,463	23,957
ACS Actividades Construccion y Servicios	2,163	84,024
Altadis SA	2,733	122,602
Antena 3 de Television SA	1,163	30,027
Banco Bilbao Vizcaya Argentaria SA	29,222	609,925
Banco Popular Espanol SA	6,950	102,454
Banco Santander Central Hispano SA	51,118	746,813
Cintra Concesiones de Infraestructuras de Transporte SA *	1,515	19,652
Corporacion Mapfre SA	836	17,033
Endesa SA	8,026	258,735
Fomento de Construcciones Y Contratas SA	370	27,398
Gamesa Corporation Tecnologica SA	1,999	38,402
Gas Natural SDG SA	1,394	40,406
Grupo Ferrovial SA	575	46,518
Iberdrola SA	7,254	233,919
Iberia Lineas Aereas de Espana	3,530	9,747
Inditex SA	1,827	70,646
Indra Sistemas SA	1,576	32,065
Inmobiliaria Colonial	280	19,732
Metrovacesa SA	558	47,485
NH Hoteles SA	1,493	25,721
Promotora de Informaciones SA	1,051	19,426
Repsol YPF SA	7,909	225,016
Sacyr Vallehermoso SA	976	33,245
Sociedad General de Aguas de Barcelona SA Class B	937	24,608
Sogecable SA *	245	9,778
Telefonica Publicidad e Informacion SA	2,406	26,821
Telefonica SA	38,477	603,650
Union Fenosa SA	1,695	64,502
Zeltia SA	1,200	9,527
		3,722,450
Sweden—2.3%
Alfa Laval AB	708	19,075
Assa Abloy AB Class B	3,382	62,863
Atlas Copco AB—Class A	2,947	82,995
Atlas Copco AB—Class B	1,806	47,254
Axfood AB	275	6,853
Billerud AB	333	5,355
Capio AB *	590	11,040
Castellum AB	297	12,599
D Carnegie AB	350	7,386
Electrolux AB Class B	2,441	70,112
Elekta AB—Class B	525	8,676
Eniro AB	1,320	15,285
Gambro AB—Class A	2,794	33,465
Gambro AB—Class B	606	7,296
Getinge AB	1,588	25,728
Hennes & Mauritz AB Class B	3,996	145,915
Hoganas AB Class B	196	4,769
Holmen AB Class B	441	18,661
Kungsleden AB	370	14,097
Lundin Petroleum AB *	1,245	14,486
Modern Times Group AB Class B *	430	20,230
Nordea Bank AB †	18,240	225,694
OMHEX AB *	585	11,223
Oriflame Cosmetics SA SDR	210	7,018
Sandvik AB	1,773	104,979
SAS AB *	478	6,698
Scania AB Class B	704	30,657
Securitas AB Class B †	3,488	67,359
Skandinaviska Enskilda Banken AB Class A	3,730	92,572
Skanska AB Class B	3,312	54,319
SKF AB	3,332	54,395
Ssab Svenskt Stal AB Class A	467	22,436
Ssab Svenskt Stal AB Class B	223	9,957
Svenska Cellulosa AB Class B	1,710	75,239
Svenska Handelsbanken AB Class A	4,406	122,653
Swedish Match AB	2,919	39,971
Tele2 AB—Class B	2,595	30,696
Telefonaktiebolaget LM Ericsson Class B	129,171	489,195
TeliaSonera AB	14,929	89,617
Trelleborg AB Class B	695	16,241
Volvo AB Class A	857	39,322
Volvo AB Class B †	1,897	89,052
Wihlborgs Fastigheter AB *	650	13,694
Wihlborgs Syd AB	130	3,966
WM-data AB Class B	2,069	6,781
		2,337,874
Switzerland—6.2%
ABB Ltd. *†	17,817	224,631
Adecco SA	1,058	59,063
Ciba Specialty Chemicals AG	590	35,219
Clariant AG *	1,921	29,678
Compagnie Financiere Richemont AG Class A	4,179	200,111
Credit Suisse Group †	10,505	588,050
Geberit AG	30	28,676
Givaudan	60	46,095
Holcim Ltd.	1,563	124,537
Kudelski SA	295	8,394
Kuehne & Nagel International AG	90	29,171
Kuoni Reisen Holding *	19	9,853
Lonza Group AG	306	20,942
Micronas Semiconductor Holdings AS *	231	7,371
Nestle SA	3,474	1,029,322
Nobel Biocare Holding AG	191	42,585
Novartis AG	20,034	1,112,291
Phonak Holding AG	314	17,889
PSP Swiss Property AG *	350	17,439
Rieter Holding AG	37	14,730
Roche Holding AG	6,042	898,474
Schindler Holding AG	450	23,980
Serono SA Class B	46	32,029
SGS SA	36	33,363
Straumann Holding AG	65	14,825
Sulzer AG	31	21,122
Swatch Group AG	503	17,507
Swatch Group AG Class B	277	46,472

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Swiss Reinsurance	2,715	$189,323
Swisscom AG †	184	59,560
Syngenta AG *	854	120,085
Synthes, Inc.	510	56,015
UBS AG †	8,829	970,890
Unaxis Holding AG Class R *	53	15,132
Valora Holding AG *	26	5,506
Zurich Financial Services AG *	1,208	282,972
		6,433,302
United Kingdom—20.9%
3i Group PLC	4,818	78,643
Aegis Group PLC	10,694	25,413
Aggreko PLC	1,629	8,936
Alliance Unichem PLC	2,245	34,925
Amec PLC	2,700	18,897
Amvescap PLC	6,174	57,623
Anglo American PLC	12,428	481,871
ARM Holdings PLC	10,315	23,808
Arriva PLC	1,576	16,812
Associated British Ports Holdings PLC	2,834	35,508
AstraZeneca PLC	13,858	696,916
Aviva PLC	21,422	297,177
BAA PLC	10,205	147,148
BG Group PLC	29,761	372,068
BOC Group PLC	4,274	114,758
BAE Systems PLC	27,117	197,888
Balfour Beatty PLC	3,420	22,103
Barclays PLC	55,826	652,590
Barratt Developments PLC	1,924	35,290
BBA Group PLC	3,934	19,222
Bellway PLC	909	19,468
Berkeley Group Holdings PLC	994	20,426
BHP Billiton PLC	21,814	400,383
Boots Group PLC	4,992	62,295
BP PLC	178,214	2,051,717
Brambles Industries PLC	5,766	43,131
British Airways PLC *	4,785	29,355
British American Tobacco PLC	13,296	321,977
British Land Company PLC	4,311	92,887
British Sky Broadcasting PLC	10,105	94,672
Brixton PLC	2,060	17,582
BT Group PLC	71,214	274,798
Bunzl PLC	3,373	39,976
Burberry Group PLC	5,003	40,240
Cadbury Schweppes PLC	17,564	174,254
Capita Group PLC	5,866	46,781
Carnival PLC	1,415	69,552
Cattles PLC	2,649	16,912
Centrica PLC	33,834	165,128
Close Brothers Group PLC	1,002	18,545
Cobham PLC	8,910	29,072
Compass Group PLC	22,375	88,618
Cookson Group PLC *	1,576	14,130
Corus Group PLC	34,415	52,775
Daily Mail and General Trust NV Class A	3,741	45,069
Davis Service Group PLC	1,254	10,851
De La Rue PLC	1,167	11,287
Diageo PLC	24,818	390,848
Dixons Group PLC	16,589	53,058
Eircom Group PLC	4,024	10,416
Electrocomponents PLC	4,126	20,028
Emap PLC	2,585	39,481
EMI Group PLC	6,287	27,577
Enterprise Inns PLC	3,088	51,003
First Choice Holidays PLC	3,620	13,525
FirstGroup PLC	3,209	23,613
FKI PLC	4,542	9,959
Friends Provident PLC	19,732	71,347
Gallaher Group PLC	6,455	94,127
GKN PLC	5,671	32,705
GlaxoSmithKline PLC	50,225	1,314,319
Great Portland Estates PLC	1,047	8,903
Group 4 Securicor PLC	9,839	32,281
GUS PLC	7,402	135,684
HSBC Holdings PLC	97,388	1,631,595
Hammerson PLC	2,383	51,252
Hanson PLC	7,436	97,253
Hays PLC	15,085	42,428
HBOS PLC	33,710	562,661
Hilton Group PLC †	15,588	105,328
HMV Group PLC	2,784	8,235
ICAP PLC	3,894	30,234
Imi PLC	2,838	27,865
Imperial Chemical Industries PLC	9,993	60,015
Imperial Tobacco Group PLC	6,523	193,191
Inchcape PLC	653	29,565
Intercontinental Hotels Group PLC	4,039	66,019
International Power PLC *	12,469	61,231
Intertek Testing Services Ltd.	1,272	18,163
Invensys PLC *	43,259	17,250
J Sainsbury PLC	11,356	65,494
Johnson Matthey PLC	1,754	42,493
Kelda Group PLC	2,984	40,856
Kesa Electricals PLC	4,214	22,857
Kingfisher PLC	23,057	95,864
Legal & General Group PLC	55,155	135,686
Liberty International PLC	2,043	41,740
Lloyds TSB Group PLC	49,033	469,296
LogicaCMG PLC	10,173	34,582
London Stock Exchange PLC	2,101	38,494
Man Group PLC	2,839	121,447
Marks & Spencer Group PLC	15,541	150,161
Meggitt PLC	3,847	23,242
MFI Furniture Group PLC	5,133	9,562
Misys PLC	3,985	15,509
Mitchells & Butlers PLC	5,402	44,814
National Express Group PLC	1,122	18,404
National Grid PLC	22,826	226,753
Next PLC	2,063	59,017
Old Mutual PLC	34,900	121,735
Old Mutual PLC *	12,093	42,339
Pearson PLC	6,970	96,421
Persimmon PLC	2,445	56,310
Pilkington PLC	9,042	25,374
Premier Farnell PLC	3,094	11,461
Provident Financial PLC	2,037	24,972
Prudential PLC	21,909	253,650
Punch Taverns PLC	2,000	29,243
Rank Group PLC	4,734	18,514
Reckitt Benckiser PLC	5,211	183,080
Reed Elsevier PLC	11,016	105,558
Rentokil Initial PLC	14,891	40,310
Resolution PLC	1,600	18,663
Reuters Group PLC	11,705	80,457
Rexam PLC	4,868	47,067
Rio Tinto PLC	9,349	479,980
Rolls-Royce Group PLC *	13,463	107,049
Rolls-Royce Group PLC, Group B— Future Entitlement Shares ‡	724,309	1,260
Royal & Sun Alliance Insurance Group PLC	25,099	60,167

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Royal Bank of Scotland Group PLC			27,238	$886,511
Royal Dutch Shell PLC—Class B			23,634	770,080
SABMiller PLC			7,588	149,640
Sage Group PLC			11,338	54,141
Schroders PLC			1,387	28,620
Scottish & Newcastle PLC			6,278	56,645
Scottish & Southern Energy PLC			7,234	142,020
Scottish Power PLC			16,944	171,103
Serco Group PLC			4,157	22,722
Severn Trent PLC			2,960	57,346
Signet Group PLC			15,918	30,225
Slough Estates PLC			3,736	43,194
Smith & Nephew PLC			7,799	69,144
Smiths Group PLC			5,602	95,597
SSL International PLC			1,427	7,968
Stagecoach Group PLC			6,784	13,535
Stratex Networks, Inc.			3,840	128,609
Tate & Lyle PLC			4,405	43,660
Taylor Woodrow PLC			4,628	32,439
Telent PLC			524	4,574
Tesco PLC			69,125	396,199
Tomkins PLC			6,884	40,118
Travis Perkins PLC			965	27,973
Trinity Mirror PLC			2,640	26,103
Unilever PLC			23,276	237,884
United Business Media PLC			2,205	27,743
United Utilities PLC			7,238	86,549
Vodafone Group PLC			531,384	1,109,673
Whitbread PLC			2,199	45,262
William Hill PLC			3,359	34,931
Wimpey (George) PLC			3,117	30,246
Wolseley PLC			5,029	123,407
WPP Group PLC			11,215	134,355
Yell Group PLC			5,884	55,616
				21,564,349
TOTAL COMMON STOCKS
(Cost $62,169,685)				95,969,313

MUTUAL FUNDS—0.0%
Switzerland—0.0%
Logitech International SA
(Cost $17,310)			732	29,301

PREFERRED STOCKS—0.2%
Germany—0.2%
Henkel KGaA			468	54,788
Porsche AG			66	63,183
ProSieben SAT.1 Media AG			783	20,420
RWE AG			318	24,817
Volkswagen AG			839	46,090
TOTAL PREFERRED STOCKS
(Cost $126,706)				209,298

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.510%	06/08/2006	**	$50,000	49,574
4.500%	06/08/2006	**	7,000	6,940
4.480%	06/08/2006	**	270,000	267,749
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $324,263)				324,263

WARRANTS—0.0%
Switzerland—0.0%
Syngenta AG Warrants, Expires 5/22/06
(Cost $—)
0.000%	05/22/2006		854	1,075

CASH EQUIVALENTS—10.7%
Institutional Money Market Funds—0.8%
American Beacon Funds		††	75,265	75,265
BGI Institutional Funds		††	734,037	734,037
Merrimac Cash Fund—Premium Class		††	36,473	36,473
				845,775
Bank & Certificate Deposits/Offshore Time Deposits—9.5%
Abbey National PLC
4.770%	04/11/2006	††	75,265	75,265
Banco Santander Central Hispano S.A
4.771%	05/02/2006	††	188,163	188,163
Bank Of Montreal
4.770%	05/02/2006	††	188,163	188,163
Bank Of Nova Scotia
4.790%	05/10/2006	††	188,163	188,163
Barclays
4.680%	04/28/2006	††	188,163	188,163
Calyon
4.750%	04/12/2006	††	225,796	225,796
Calyon
4.740%	05/09/2006	††	188,163	188,163
CIESCO
4.771%	04/27/2006	††	186,475	186,475
Clipper Receivables Corporation
4.768%	04/21/2006	††	188,163	188,163
Credit Suisse First Boston Corporation
4.730%	05/08/2006	††	188,163	188,163
Credit Suisse First Boston Corporation
4.705%	04/13/2006	††	150,531	150,531
Credit Suisse First Boston Corporation
4.700%	05/02/2006	††	263,429	263,429
Den Danske Bank
4.786%	04/07/2006	††	188,163	188,163
Fairway Finance
4.676%	04/10/2006	††	188,163	188,163
Falcon Asset Securitization Corporation
4.711%	04/07/2006	††	127,067	127,067
Falcon Asset Securitization Corporation
4.659%	04/10/2006	††	188,163	188,163
Fortis Bank
4.790%	04/05/2006	††	150,531	150,531
Fortis Bank
4.760%	04/24/2006	††	112,898	112,898
Fortis Bank
4.750%	04/24/2006	††	225,796	225,796

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Govco Incorporated
4.726%	04/25/2006	††	$188,163	$188,163
Greyhawk Funding
4.729%	04/17/2006	††	188,163	188,163
Harris NA
4.750%	04/24/2006	††	188,163	188,163
Jupiter Securitization Corporation
4.633%	04/07/2006	††	188,164	188,164
Merrill Lynch & Co
4.865%	04/03/2006	††	875,060	875,060
Morgan Stanley & Co
4.865%	04/03/2006	††	752,654	752,654
Park Avenue Receivables Corporation
4.698%	04/13/2006	††	150,531	150,531
Prefco
4.771%	04/25/2006	††	186,525	186,525
Rabobank Nederland
5.010%	05/31/2006	††	188,164	188,164
Ranger Funding
4.720%	04/17/2006	††	188,164	188,164
Ranger Funding
4.615%	04/03/2006	††	111,648	111,648
Royal Bank of Canada
4.765%	05/01/2006	††	301,062	301,062
Royal Bank of Canada
4.750%	04/26/2006	††	188,164	188,164
Royal Bank of Scotland
4.780%	04/06/2006	††	225,796	225,796
Royal Bank of Scotland
4.750%	04/28/2006	††	225,796	225,796
Skandinaviska Enskilda Banken AB
4.770%	04/27/2006	††	188,164	188,164
Societe Generale
4.790%	05/10/2006	††	188,164	188,164
Societe Generale
4.780%	05/04/2006	††	188,164	188,164
Societe Generale
4.700%	05/05/2006	††	188,164	188,164
Svenska Handlesbanken
4.850%	04/03/2006	††	155,274	155,274
The Bank of the West
4.720%	04/19/2006	††	188,164	188,164
Toronto Dominion Bank
4.720%	04/18/2006	††	188,164	188,164
UBS AG
4.750%	04/21/2006	††	376,327	376,327
UBS AG
4.720%	04/19/2006	††	225,796	225,796
Wells Fargo
4.760%	04/28/2006	††	188,164	188,164
Yorktown Capital LLC
4.759%	04/06/2006	††	188,164	188,164
				9,808,344
Floating Rate Instruments/Master Notes—0.4%
Bank of America
4.770%	05/16/2006	††	150,531	150,531
HBOS Halifax Bank of Scotland
4.610%	06/06/2006	††	188,164	188,164
				338,695
TOTAL CASH EQUIVALENTS
(Cost $10,992,814)				10,992,814

			Face	Value
REPURCHASE AGREEMENTS—5.5%
United States—5.5%
IBT Repurchase Agreement dated 03/31/2006 due 04/03/2006, with a maturity value of $5,618,486 and an effective yield of 4.15% collateralized by U.S. Government Obligations with rates from 6.625% to 7.125% maturity dates ranging from 05/25/2026 to 03/25/2028 and an aggregate market value of $5,510,730.			5,616,544	5,616,544
TOTAL INVESTMENTS—109.8%
(Cost $79,247,322)				113,142,608
Other assets less liabilities—(9.8%)				(10,066,736)
NET ASSETS—100.0%				$103,075,872

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry (unaudited):

Banking	18.9%
Bank & Certificate Deposits/ Offshore Time Deposits	9.3%
Financial Services	7.9%
Oil & Gas	7.8%
Pharmaceuticals	6.5%
Telephone Systems	5.2%
Insurance	4.9%
Beverages, Food & Tobacco	4.6%
Automotive	4.0%
Commercial Services	3.8%
Electric Utilities	3.4%
Electronics	3.4%
Metals	3.2%
Chemicals	2.5%
Real Estate	2.4%
Retailers	1.7%
Transportation	1.7%
Media—Broadcasting & Publishing	1.6%
Building Materials	1.5%
Heavy Machinery	1.3%
Communications	1.2%
Computer Software & Processing	1.1%
Food Retailers	1.0%
Computers & Information	1.0%
Entertainment & Leisure	0.9%
Miscellaneous	0.9%
Institutional Money Market Funds	0.8%
Cosmetics & Personal Care	0.7%
Heavy Construction	0.5%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Water Companies	0.5%
Mining	0.5%
Forest Products & Paper	0.4%
Medical Supplies	0.4%
Apparel Retailers	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Restaurants	0.3%
U.S. Treasury Bills	0.3%
Floating Rate Instruments/Master Notes	0.3%
Airlines	0.2%
Lodging	0.2%
Industrial—Diversified	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Telecommunications	0.1%
Household Products	0.0%
Internet	0.0%
Health Care Providers	0.0%
TOTAL INVESTMENTS	109.8%
Other assets less liabilities	(9.8)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	8,586,610	$83,375,979
Vantagepoint Equity Income Fund	2,963,703	27,740,262
Vantagepoint Growth & Income Fund	2,504,946	27,704,702
Vantagepoint International Fund	1,115,325	14,053,090
Vantagepoint Short-Term Bond Fund	9,985,882	97,262,491
Vantagepoint US Government Securities Fund	2,782,018	27,792,361
		277,928,885
TOTAL INVESTMENTS—100.0%
(Cost $269,802,252)		277,928,885
Other assets less liabilities—(0.0%)		(37,772)
NET ASSETS—100.0%		$277,891,113

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,086,731	$26,459,749
Vantagepoint Core Bond Index Fund Class I	16,074,001	156,078,553
Vantagepoint Equity Income Fund	5,298,814	49,596,897
Vantagepoint Growth & Income Fund	4,471,460	49,454,345
Vantagepoint Growth Fund	4,337,819	39,387,392
Vantagepoint International Fund	3,579,332	45,099,581
Vantagepoint Short-Term Bond Fund	16,063,210	156,455,664
		522,532,181
TOTAL INVESTMENTS—100.0%
(Cost $478,150,899)		522,532,181
Other assets less liabilities—(0.0%)		(62,931)
NET ASSETS—100.0%		$522,469,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	9,546,781	$121,053,178
Vantagepoint Core Bond Index Fund Class I	24,442,836	237,339,933
Vantagepoint Equity Income Fund	11,463,895	107,302,057
Vantagepoint Growth & Income Fund	15,039,301	166,334,670
Vantagepoint Growth Fund	18,501,971	167,997,899
Vantagepoint International Fund	12,577,655	158,478,450
Vantagepoint Short-Term Bond Fund	24,432,035	237,968,016
		1,196,474,203
TOTAL INVESTMENTS—100.0%
(Cost $1,033,517,976)		1,196,474,203
Other assets less liabilities—(0.0%)		(115,457)
NET ASSETS—100.0%		$1,196,358,746

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,456,239	$195,985,108
Vantagepoint Core Bond Index Fund Class I	26,478,568	257,106,896
Vantagepoint Equity Income Fund	15,829,801	148,166,936
Vantagepoint Growth & Income Fund	21,503,194	237,825,328
Vantagepoint Growth Fund	26,367,346	239,415,505
Vantagepoint International Fund	17,264,789	217,536,336
		1,296,036,109
TOTAL INVESTMENTS—100.0%
(Cost $1,104,179,805)		1,296,036,109
Other assets less liabilities—(0.0%)		(120,345)
NET ASSETS—100.0%		$1,295,915,764

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,580,683	$70,763,058
Vantagepoint Equity Income Fund	4,900,033	45,864,309
Vantagepoint Growth & Income Fund	5,740,342	63,488,178
Vantagepoint Growth Fund	10,891,196	98,892,056
Vantagepoint International Fund	5,923,993	74,642,315
		353,649,916
TOTAL INVESTMENTS—100.0%
(Cost $289,230,366)		353,649,916
Other assets less liabilities—(0.0%)		(33,522)
NET ASSETS—100.0%		$353,616,394

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	526,240	$5,109,786
Vantagepoint Equity Income Fund	155,301	1,453,616
Vantagepoint Growth & Income Fund	197,145	2,180,423
Vantagepoint International Fund	57,683	726,808
Vantagepoint Short-Term Bond Fund	523,927	5,103,048
		14,573,681
TOTAL INVESTMENTS—100.0%
(Cost $14,557,457)		14,573,681
Other assets less liabilities—0.0%		1,847
NET ASSETS—100.0%		$14,575,528

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	964,228	$9,362,653
Vantagepoint Equity Income Fund	327,167	3,062,281
Vantagepoint Growth & Income Fund	714,148	7,898,473
Vantagepoint Growth Fund	152,578	1,385,405
Vantagepoint International Fund	189,417	2,386,658
Vantagepoint Short-Term Bond Fund	677,440	6,598,265
		30,693,735
TOTAL INVESTMENTS—100.0%
(Cost $29,909,973)		30,693,735
Other assets less liabilities—(0.0%)		(3,447)
NET ASSETS—100.0%		$30,690,288

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,376,491	$13,365,723
Vantagepoint Equity Income Fund	507,918	4,754,113
Vantagepoint Growth & Income Fund	1,444,960	15,981,262
Vantagepoint Growth Fund	339,738	3,084,822
Vantagepoint International Fund	485,237	6,113,981
Vantagepoint Mid/Small Company Index Fund Class I	201,545	3,309,371
Vantagepoint Short-Term Bond Fund	591,850	5,764,618
		52,373,890
TOTAL INVESTMENTS—100.0%
(Cost $50,007,153)		52,373,890
Other assets less liabilities—(0.0%)		(7,023)
NET ASSETS—100.0%		$52,366,867

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	832,631	$8,084,845
Vantagepoint Equity Income Fund	340,507	3,187,149
Vantagepoint Growth & Income Fund	1,078,287	11,925,856
Vantagepoint Growth Fund	251,718	2,285,600
Vantagepoint International Fund	390,617	4,921,771
Vantagepoint Mid/Small Company Index Fund Class I	191,585	3,145,821
Vantagepoint Short-Term Bond Fund	200,579	1,953,641
		35,504,683
TOTAL INVESTMENTS—100.0%
(Cost $33,569,823)		35,504,683
Other assets less liabilities—(0.0%)		(2,788)
NET ASSETS—100.0%		$35,501,895

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	553,008	$5,369,711
Vantagepoint Equity Income Fund	253,910	2,376,601
Vantagepoint Growth & Income Fund	876,050	9,689,116
Vantagepoint Growth Fund	202,144	1,835,464
Vantagepoint International Fund	331,660	4,178,911
Vantagepoint Mid/Small Company Index Fund Class I	173,816	2,854,055
Vantagepoint Short-Term Bond Fund	13,599	132,451
		26,436,309
TOTAL INVESTMENTS—100.0%
(Cost $24,766,879)		26,436,309
Other assets less liabilities—(0.0%)		(95)
NET ASSETS—100.0%		$26,436,214

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	224,257	$2,177,532
Vantagepoint Equity Income Fund	121,255	1,134,946
Vantagepoint Growth & Income Fund	485,630	5,371,068
Vantagepoint Growth Fund	115,142	1,045,488
Vantagepoint International Fund	199,611	2,515,100
Vantagepoint Mid/Small Company Index Fund Class I	110,054	1,807,081
		14,051,215
TOTAL INVESTMENTS—100.0%
(Cost $13,132,714)		14,051,215
Other assets less liabilities—0.0%		2,853
NET ASSETS—100.0%		$14,054,068

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—99.9%
Vantagepoint Core Bond Index Fund Class I	87,154	$846,269
Vantagepoint Equity Income Fund	60,875	569,791
Vantagepoint Growth & Income Fund	289,098	3,197,428
Vantagepoint Growth Fund	70,265	638,005
Vantagepoint International Fund	126,111	1,588,993
Vantagepoint Mid/Small Company Index Fund Class I	72,334	1,187,732
		8,028,218
TOTAL INVESTMENTS—99.9%
(Cost $7,543,840)		8,028,218
Other assets less liabilities—0.1%		4,152
NET ASSETS—100.0%		$8,032,370

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—99.9%
Vantagepoint Core Bond Index Fund Class I	46,025	$446,900
Vantagepoint Equity Income Fund	33,281	311,511
Vantagepoint Growth & Income Fund	160,916	1,779,726
Vantagepoint Growth Fund	39,208	356,013
Vantagepoint International Fund	70,637	890,032
Vantagepoint Mid/Small Company Index Fund Class I	40,653	667,524
		4,451,706
TOTAL INVESTMENTS—99.9%
(Cost $4,174,595)		4,451,706
Other assets less liabilities—0.1%		4,824
NET ASSETS—100.0%		$4,456,530

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors. The valuation of certain foreign equity securities is described below.

On any given business day, shares of the underlying funds in which the Model Portfolio Funds and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for purchase and/or redemption orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Securities

For foreign equity securities held by the funds that are principally traded in markets outside North and South America, the Board approved, effective October 1, 2004, the use of a third party fair valuation service. This service calculates a factor that is applied to adjust the market price for each such security. The Board has approved the use of the fair value prices provided by the service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security, in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are held by the funds. The fund maintains security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the Reuters snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of March 31, 2006, the following funds had open futures contracts:

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
222	CME	S&P 500 Index	June 2006	$72,333,150	$406,465
1	CME	E-MINI S&P 500 Index	June 2006	65,165	(678)
			Total Unrealized Appreciation		$405,787

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
105	CME	E- MINI S&P 500 Index	June 2006	$6,842,325	$67,987
			Total Unrealized Appreciation		$67,987

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
15	CME	E-MINI Russell Index	June 2006	$1,157,700	$41,785
93	CME	E-MINI S&P 500 Index	June 2006	6,060,345	21,305
			Total Unrealized Appreciation		$63,090

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
20	CME	E-MINI Russell Index	June 2006	$1,543,600	$ 66,780
20	CME	E-MINI S&P Mid 400 Index	June 2006	1,596,800	36,615
			Total Unrealized Appreciation		$103,395

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
57	EUX	DJ Stoxx 50 Eurodollar	June 2006	$2,626,756	$2,727
21	LIF	FTSE 100 Index	June 2006	2,180,310	(2,383)
11	TSE	Topix Index	June 2006	1,616,340	99,495
			Total Unrealized Appreciation		$99,839

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the financial statements. As of March 31, 2006, the funds had the following open forward foreign currency exchange contracts outstanding:

Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
Canadian Dollar	06/23/2006	$18,468,425	$18,089,970	$(378,455)
Euro Dollar	06/23/2006	16,585,931	16,552,063	(33,868)
Japanese Yen	06/23/2006	52,325,683	51,554,281	(771,402)
		Net Loss on Purchase Contracts		$(1,183,725)
Sale Contracts
Canadian Dollar	06/23/2006	$17,192,862	$18,089,970	$(897,108)
Euro Dollar	06/23/2006	20,465,153	20,218,915	246,238
	12/27/2006	3,443,238	3,493,917	(50,679)
Japanese Yen	06/23/2006	78,224,010	70,212,184	8,011,826
	09/21/2006	12,617,728	12,186,114	431,614
Republic of Korea Won	03/31/2006	32,716	32,905	(189)
		Net Gain on Sale Contracts		$7,741,702
		Net Unrealized Gain on Forward Foreign Currency Contracts		$6,557,977

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Growth Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2006	Net Unrealized (Loss)
Sale Contracts
Hong Kong Dollar	04/03/2006	$45,960	$45,964	$(4)
	04/04/2006	56,882	56,884	(2)
		Net Loss on Sale Contracts		$(6)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(6)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	04/03/2006	$ 144,468	$143,732	$(736)
	04/04/2006	15,196	15,125	(71)
	04/05/2006	305,505	306,001	496
	04/12/2006	416,019	409,936	(6,083)
	04/24/2006	1,817,252	1,793,907	(23,345)
	06/14/2006	1,470,354	1,449,322	(21,032)
	06/26/2006	1,193,240	1,202,683	9,443
Canadian Dollar	04/04/2006	73,426	72,940	(486)
Euro Dollar	04/03/2006	247,169	246,661	(508)
	04/04/2006	623,487	623,721	234
	04/05/2006	111,196	111,442	246
	04/07/2006	1,541,903	1,555,197	13,294
Hong Kong Dollar	04/03/2006	46,632	46,632	—
	04/04/2006	31,859	31,856	(3)
Japanese Yen	04/03/2006	19,044	19,081	37
	04/04/2006	366,451	365,314	(1,137)
	04/05/2006	113,296	113,480	184
Swiss Franc	04/05/2006	34,287	34,325	38
		Net Loss on Purchase Contracts		$(29,429)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2006	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	04/03/2006	$67,473	$67,838	$(365)
	04/04/2006	8,066	8,109	(43)
Canadian Dollar	04/03/2006	6,490	6,505	(15)
	04/24/2006	1,817,252	1,815,205	2,047
Danish Krone	04/03/2006	23,301	23,527	(226)
	04/04/2006	101,972	101,796	176
	04/05/2006	24,937	24,989	(52)
Euro Dollar	04/03/2006	158,000	158,312	(312)
	04/04/2006	179,580	180,413	(833)
	04/07/2006	1,548,000	1,555,197	(7,197)
Japanese Yen	04/03/2006	463,319	465,108	(1,789)
	04/04/2006	593,829	593,449	380
Swiss Franc	04/03/2006	4,990	5,019	(29)
	04/04/2006	168	168	—
	04/12/2006	416,019	405,297	10,722
	06/14/2006	1,470,354	1,442,003	28,351
	06/26/2006	1,193,240	1,205,107	(11,867)
		Net Gain on Sale Contracts		$18,948
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(10,481)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	06/15/2006	$2,230,780	$2,243,833	$13,053
Euro Dollar	06/15/2006	2,725,325	2,767,110	41,785
Japanese Yen	06/15/2006	1,224,923	1,230,937	6,014
		Net Gain on Purchase Contracts		$60,852
Sale Contracts
British Pound Sterling	06/15/2006	$308,978	$308,090	$888
Euro Dollar	06/15/2006	454,938	458,320	(3,382)
		Net Loss on Sale Contracts		$(2,494)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$58,358

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

At March 31, 2006, there were no written options.

Swap Agreements

The Short-Term Bond, US Government Securities, and Core Bond Index Funds may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

At March 31, 2006, there were no open swap agreements.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is the responsibility of Vantagepoint Investment Advisers, LLC to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on March 31, 2006 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

At March 31, 2006, net unrealized appreciation (depreciation) on securities investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation (Depreciation)
Money Market	$155,576,122	$—	$—	$—
Short-Term Bond	558,394,009	34,923	8,361,328	(8,326,405)
US Government Securities	179,434,121	5,681	3,530,514	(3,524,833)
Asset Allocation	719,331,052	114,583,311	54,833,152	59,750,159
Equity Income	1,258,427,759	254,641,877	55,113,297	199,528,580
Growth & Income	974,017,093	189,258,158	17,403,915	171,854,243
Growth	2,876,522,398	370,348,513	59,084,329	311,264,184
Aggressive Opportunities	1,460,982,534	257,739,220	32,133,392	225,605,828
International	841,749,987	144,306,969	6,236,257	138,070,712
Core Bond Index	1,198,936,325	2,774,507	33,053,227	(30,278,720)
500 Stock Index	213,816,700	184,688,696	21,872,691	162,816,005
Broad Market Index	471,215,097	248,027,471	43,140,155	204,887,316
Mid/Small Company Index	155,097,293	73,717,599	13,255,338	60,462,261
Overseas Equity Index	80,167,074	34,701,644	1,726,110	32,975,534
Model Portfolio Savings Oriented	273,610,692	11,905,438	7,587,245	4,318,193
Model Portfolio Conservative Growth	507,053,453	27,122,887	11,644,159	15,478,728
Model Portfolio Traditional Growth	1,119,681,906	94,034,236	17,241,939	76,792,297
Model Portfolio Long-Term Growth	1,153,780,804	155,317,444	13,062,139	142,255,305
Model Portfolio All-Equity Growth	294,535,763	59,114,153	—	59,114,153
Milestone Retirement Income	14,588,513	209,461	224,293	(14,832)
Milestone 2010	29,943,104	1,122,784	372,153	750,631
Milestone 2015	50,021,493	2,817,637	465,240	2,352,397
Milestone 2020	33,572,695	2,199,176	267,188	1,931,988
Milestone 2025	24,773,940	1,810,149	147,780	1,662,369
Milestone 2030	13,143,995	965,828	58,608	907,220
Milestone 2035	7,547,857	500,888	20,527	480,361
Milestone 2040	4,179,258	282,407	9,959	272,448

Item 2   (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3   (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer

Date	May 30, 2006

By:	/s/ Gerard P. Maus Gerard P. Maus, Principal Financial Officer

Date	May 30, 2006

N-Q Certification Exhibit [EX-99.CERT(1 of 2)]

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Joan McCallen, Principal Executive Officer of the registrant, certify that:

1. I have reviewed this report on Form N-Q of The Vantagepoint Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act for 1940) for the registrant, and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and,

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and,

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and,

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    May 30, 2006

/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

N-Q Certification Exhibit [EX-99.CERT(2 of 2)]

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Gerard P. Maus, Principal Financial Officer of the registrant, certify that:

1. I have reviewed this report on Form N-Q of The Vantagepoint Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act for 1940) for the registrant, and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and,

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and,

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and,

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    May 30, 2006

/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer